AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2011
                                                      REGISTRATION NO. 333-40309
                                                               AND NO. 811-08483

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 20 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 21 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2011 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National                                              ADVANTAGE

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT F

                                                          MAY 1, 2011 PROSPECTUS

                                    Advantage
                      Individual Fixed and Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

      The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2011. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                            Page

Definitions of Special Terms..................................................4
Highlights....................................................................5
Fee Table.....................................................................6
Examples of Fees and Expenses.................................................8
Condensed Financial Information...............................................9
The Company...................................................................10
The Advantage Annuity Contract................................................10
   Free Look..................................................................10
   Ownership..................................................................10
   Beneficiary................................................................10
   Assignment.................................................................10
   Requesting Transactions or Obtaining Information About Your Contract.......11
Purchase......................................................................11
   Purchase Payments..........................................................11
   Allocation of Purchase Payments............................................11
Investment Options............................................................12
   Investment Portfolios......................................................12
   Administrative, Marketing and Support Services Fees........................12
   The Fixed Account..........................................................12
   The Interest Adjustment Account............................................13
   The General Account........................................................13
   Voting Rights..............................................................13
   Substitution...............................................................13
Transfers.....................................................................13
   Excessive Trading Limits...................................................14
   Dollar Cost Averaging Program..............................................15
   Rebalancing Program........................................................15
   Interest Sweep Program.....................................................15
Expenses......................................................................16
   Insurance Charges..........................................................16
   Contract Maintenance Charge................................................16
   Contingent Deferred Sales Charge...........................................16
   Waiver of Contingent Deferred Sales Charge.................................17
   Reduction or Elimination of the Contingent Deferred Sales Charge...........17
   Investment Portfolio Operating Expenses....................................17
   Transfer Fee...............................................................17
   Earnings Protection Benefit Rider..........................................17
   Guaranteed Minimum Withdrawal Benefit......................................18
   Premium Taxes..............................................................18
   Income Taxes...............................................................18
Contract Value................................................................18
   Accumulation Units.........................................................18
Access to Your Money..........................................................18
   Systematic Withdrawal Program..............................................19
   Optional Guaranteed Minimum Withdrawal Benefit.............................19
   Suspension of Payments or Transfers........................................19

Death Benefit.................................................................20
   Upon Your Death During the Accumulation Period.............................20
   Death Benefit Amount During the Accumulation Period........................20
   Optional Earnings Protection Benefit (EPB).................................20
   Payment of the Death Benefit During the Accumulation Period................21
   Death of Contract Owner During the Annuity Period..........................21
   Death of Annuitant.........................................................21
Annuity Payments (The Annuity Period).........................................21
   Annuity Payment Amount.....................................................21
   Optional Guaranteed Minimum Income Benefit (GMIB)..........................22
   Annuity Options............................................................22
Taxes.........................................................................23
   Annuity Contracts in General...............................................23
   Tax Status of the Contracts................................................23
   Taxation of Non-Qualified Contracts........................................23
   Taxation of Qualified Contracts............................................25
   Possible Tax Law Changes...................................................25
Other Information.............................................................25
   Legal Proceedings..........................................................25
   The Separate Account.......................................................25
   Distributor................................................................26
   Financial Statements.......................................................26
   Independent Registered Public Accounting Firm..............................26
Appendix A--More Information About the Investment Portfolios..................27
Appendix B--Condensed Financial Information...................................31
Appendix C-- Deductions for Taxes - Qualified and Nonqualified
   Annuity Contracts..........................................................49
Appendix D--Guaranteed Minimum Withdrawal Benefit Examples....................50
Appendix E--Earnings Protection Benefit Rider Examples........................51
Privacy Policy................................................................52
Table of Contents of the Statement of Additional Information..................53

Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or in the case of a non-natural owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

      CODE: The Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights

      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

      We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of
Purchase Payments withdrawn)(1)...........................   7%
Transfer Fee(2)...........................................   You may make a transfer once every 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                               Current Charge                 Maximum Charge
Contract Maintenance Charge(3).......................................    $30 per Contract per year      $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of the average Contract Value allocated to the
Sub-accounts) Mortality and Expense Risk Charge......................              1.25%                          1.25%
Administrative Charge................................................              0.15%                          0.25%
Total Separate Account Annual Expenses
(without optional riders)............................................              1.40%                          1.50%
Optional Guaranteed Minimum Withdrawal Benefit Rider
(as a percentage of average Contract Value allocated to the
Sub-accounts)
2 Year Waiting Period................................................              0.50%                          0.75%
5 Year Waiting Period................................................              0.35%                          0.50%
Optional Guaranteed Minimum Income Benefit Rider
(as a percentage of the average Contract Value allocated to the
Sub-accounts)........................................................              0.30%                          0.50%
Optional Earnings Protection Benefit Rider Base Benefit
(as a percentage of Contract Value as of
each Contract Anniversary)...........................................              0.25%                          0.25%
Optional Benefit
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected)........................................              0.01%                          0.02%
Maximum Total Separate Account Annual Expenses
(with optional riders assuming you selected the 2 Year Waiting Period under the Guaranteed Minimum Withdrawal Benefit and only the Base
Benefit under the Earnings Protection Benefit).......................              2.45%                          3.00%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                     Minimum           Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,          Gross: 0.27%       Gross: 5.31%
distribution and/or service (12b-1) fees, and other expenses)(4).............................      Net: 0.27%         Net: 2.15%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Years from                                       Contingent Deferred
Receipt of Payment                                            Sales Charge
First Year..............................................           7%
Second Year.............................................           7%
Third Year..............................................           6%
Fourth Year.............................................           5%
Fifth Year..............................................           4%
Sixth Year..............................................           3%
Seventh Year............................................           2%
Eighth Year and later...................................           0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor), or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2012. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1054.48          $2442.55          $3668.45           $6531.11

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $865.16          $,1265.00          $1603.45           $2671.10

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1054.48          $2442.55          $3305.00           $6531.44

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $865.16           $1265.00          $1248.99           $2671.10

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $425.00           $1900.12          $3305.00           $6531.11

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $237.00           $729.86           $1248.99           $2671.10

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1205.53          $2854.07          $4276.32           $7396.25

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1016.21          $1712.11          $2336.92           $4072.84

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1205.33          $2854.07          $3910.16           $7396.25

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1016.21          $1712.11          $1979.23           $4072.84

(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $575.00           $2309.06          $3910.16           $7396.25

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $387.00           $1174.17          $1979.23           $4072.84

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

      This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

Requesting Transactions or Obtaining Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. The Contract is no longer being offered for sale.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you.

If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed Account.

The Interest Adjustment Account

      During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

      The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

      The Interest Adjustment Account is not available for investment during the Annuity Period.

      The Interest Adjustment Account may not be available in your state.

      See your Contract for more information regarding the Interest Adjustment Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

EARLY CUT-OFF TIMES

      Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD

      You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

      4. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      5. Your request for transfer must clearly state how much the transfer is for.

      6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

      7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD

      You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      FREQUENT TRADING. We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are Direxion Dynamic VP HY Bond Fund, the JNF Money Market Portfolio, and those of the Rydex Variable Trust (other than Rydex Funds listed in Appendix A which do not permit active trading). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds as stated in Appendix A. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      You will be notified if you (or your agent's) transfer request is restricted or denied.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Balanced Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Balanced Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Balanced Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                          Current              Maximum
       GMIB              Insurance            Insurance
      Elected              Charge              Charge
        No                 1.40%                1.50%
        Yes                1.70%                2.00%

      If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

NUMBER OF YEARS                                 CONTINGENT
FROM RECEIPT                                  DEFERRED SALES
OF PURCHASE PAYMENT                               CHARGE
     First Year                                     7%
     Second Year                                    7%
     Third Year                                     6%
     Fourth Year                                    5%
     Fifth Year                                     4%
     Sixth Year                                     3%
     Seventh Year                                   2%
     Eighth Year and later                          0%

      Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

      In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

      o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from
            0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Subject to any applicable limitations, including without limitation, the impact of each partial withdrawal being treated as an adjusted partial withdrawal, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of your Contract Value (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

      During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

      If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:      0.25% of Contract Value as of the Contract Anniversary.

For Optional Benefit:  0.01% of Contract Value as of the Contract Anniversary
(Current Charge)       for each 1% of optional coverage elected.

For Optional Benefit:  0.02% of Contract Value as of the Contract Anniversary
(Maximum Charge)       for each 1% of optional coverage elected.


      If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

      If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of the amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

      If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

      For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

      If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

      Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

      Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

      If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

      If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

      o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

      If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

      Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

      Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

      If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

      You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

      Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

      We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios, the Interest Adjustment Account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

      If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

      The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

      Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

      Eligible Gain. Eligible Gain is the least of:

      o     the Contract Gain; or

      o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

      o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

      Equivalency Withdrawal. The Equivalency Withdrawal is:

      o     the partial withdrawal amount; divided by

      o     the Contract Value prior to the withdrawal; multiplied by

      o     the sum of all Purchase Payments less all prior Equivalency
            Withdrawals.

      If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

      Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

      Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

      Optional Gain. The Optional Gain is:

      o     the Optional Coverage Percentage; multiplied by

      o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

      o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

      Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

      o     The Annuity Date; or

      o     Full surrender; or

      o     Death of the Owner; or

      o     Transfer of ownership

      We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

      See Appendix E for Examples of how this benefit works.

      It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

      A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.

      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you select.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase.

Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

      Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

      1)    the Contract Value; or

      2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

      The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value.

      If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the

            Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

The Separate Account

      We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2010 and 2009, each of the three years in the period then ended December 31, 2010 and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2010 and for each of the two years in the period then ended December 31, 2010 appearing in this Statement of Additional Information have been audited by BDO USA LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

------------------------------------------------------------------------------------------------------------------------------------
                                               Appendix A: Investment options available
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Early Cut  Hold
                        Fund Name                                         Objective                              Off*       Period**
------------------------------------------------------------------------------------------------------------------------------------
Alger Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)            Long term capital appreciation.                                                  7
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                Long term capital appreciation.                                                  7
------------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                  Long term capital appreciation.                                                  7
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income           Long term growth of capital.                                                    90
(Class A)
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)            Long-term capital growth & current income.                                      30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)     Capital appreciation. Income is secondary.                                      30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection          Long-term total return to protect against U.S. inflation.                       30
(Class II)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)       Capital growth.                                                                 30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (Class I) Long-term capital growth. Income is a secondary                                 30
                                                  objective.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)               Long-term capital growth.                                                       30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)               Long-term capital growth over time. Income is                                   30
                                                  secondary.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista (Class I)               Long-term capital growth.                                                       30
------------------------------------------------------------------------------------------------------------------------------------
The Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology          Long-term capital appreciation.                                                  7
(Class II)
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Variable Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)         Long-term capital growth.                                                       60
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index (Service)           To match the performance of the S&P Small Cap 600                               60
                                                  Index.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth (Initial)     Capital growth with current income as a secondary goal.                         60
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index (Initial)                     To match the performance of the S&P 500 Index.                                  60
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income                          High current income and moderate capital appreciation.                          30
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value (Series II)              Long-term growth of capital.                                                     7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)               Capital growth.                                                                  7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Dividend Growth (Series I)           Reasonable current income and long-term growth of                                7
                                                  income and capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)        Capital growth.                                                                  7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)        High total return.                                                               7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)                High level of current income.                                                   60
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)      Long-term growth of capital.                                                     7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                Capital growth and income.                                                       7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)            Long-term growth of capital.                                                    90
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)            Long-term growth of capital.                                                    90
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)              Long-term growth of capital.                                                    90
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide (Institutional)             Long-term growth of capital.                                                    90
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity         Long-term capital appreciation.                                                 30
(Service)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity (Service)  Long-term capital appreciation.                                                 30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity       Long-term capital appreciation.                                                 30
(Service)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity (Service) Long-term capital appreciation.                                                 30
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Fundamental All Cap Value  Long-term capital growth with current income a                                  30
(Class I)                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Var Aggressive Growth      Capital appreciation.                                                           30
(Class I)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Early Cut  Hold
                        Fund Name                                         Objective                              Off*       Period**
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Var Equity Income Builder  High level of current income, with long-term capital                            30
(Class I)                                         appreciation as its secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Var Large Cap Growth       Long-term growth of capital.                                                    30
(Class I)
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Western Asset Var Strategic Bond       To maximize total return, consistent with the                                   30
(Class I)                                         preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Class VC)          Long-term growth of capital and income.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (I Class)     Growth of capital.                                                               7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners (I Class)           Growth of capital.                                                               7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency (I Class)            Growth of capital.                                                               7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond          Highest available current income consistent with                                 7
(I Class)                                         liquidity and low risk to principal; total return is a
                                                  secondary goal.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (S Class)   Long-term capital appreciation.                                                  7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive          Long-term growth of capital.                                                     7
(I Class)
------------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
JNF Balanced                                      Total return.                                                                    7
------------------------------------------------------------------------------------------------------------------------------------
JNF Equity                                        Total return.                                                                    7
------------------------------------------------------------------------------------------------------------------------------------
JNF Money Market                                  High level of current income as is consistent with
                                                  preservation of capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset (Administrative Class)        Maximum real return, consistent with preservation of                             7
                                                  real capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond - Unhedged (Admin. Class)   Maximum total return, consistent with preservation of                            7
                                                  capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield (Admin. Class)               Maximum total return, consistent with preservation of                            7
                                                  capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return (Admin. Class)              Maximum real return, consistent with preservation of                             7
                                                  real capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term (Admin. Class)               Maximum current income, consistent with preservation                             7
                                                  of capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return (Admin. Class)             Maximum total return, consistent with preservation of                            7
                                                  capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)              Current income and long-term growth of capital.                                  7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                       Reasonable income and capital growth.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)              Capital appreciation.                                                            7
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                Long-term growth of capital.                                                    30
------------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                Long-term growth of capital.                                                    30
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                  Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                          Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                            Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                        Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                              Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                   Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                          Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                    Investment results that correlate to the daily price           3:45 PM
                                                  movement of the Dow Jones Stoxx 50 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                       Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy       Investment results that correspond to a benchmark for          3:45 PM
                                                  U.S. gov't securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                              Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                 Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               Appendix A: Investment options available
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Early Cut  Hold
                        Fund Name                                         Objective                              Off*       Period**
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                        Investment results that correlate to the performance of a      3:45 PM
                                                  specific benchmark. The Fund's current benchmark is
                                                  200% of the fair value of the Nikkei 225 Stock Average
                                                  (the "underlying index").
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                  Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy                    Investment results that correlate to the performance of a      3:45 PM
                                                  specific benchmark for mid-cap securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 2x Strategy                   Investment returns that match 200% of the performance          3:45 PM
                                                  of the NASDAQ 100 Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 Strategy                      Investment returns that correspond to a benchmark for          3:45 PM
                                                  over-the-counter securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                     Investment results that match the performance of a             3:45 PM
                                                  specific benchmark on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                          Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                              Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 1.5x Strategy               Investment results that correlate to the performance of a      3:45 PM
                                                  specific benchmark for small-cap securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                      Investment results that match 200% of the performance          3:45 PM
                                                  of the S&P 500 index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                      Investment returns that correlate to the performance of        3:45 PM
                                                  the S&P 500/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                       Investment returns that correlate to the performance of        3:45 PM
                                                  the S&P 500/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth               Investment returns that correlate to the performance of        3:45 PM
                                                  the S&P 400/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value                Investment returns that correlate to the performance of        3:45 PM
                                                  the S&P 400/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth             Investment returns that correlate to the performance of        3:45 PM
                                                  the S&P SmallCap 600/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value              Investment returns that correlate to the performance of        3:45 PM
                                                  the S&P SmallCap 600/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                               Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                       Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                           Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market             Security of principal, high current income and liquidity.      3:45 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                Capital appreciation.                                          3:35 PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS AdvisorOne Amerigo               Long-term growth of capital without regard to current
                                                  income.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS AdvisorOne Clermont              Current income and growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT U.S. Long Short Momentum             Long term capital appreciation                                                  30
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                Long-term capital appreciation.                                                 60
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Bond (Initial)                 High total return-income plus capital appreciation.                             30
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial           Long-term capital appreciation. Income is a secondary                           30
                                                  consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives (Initial)  Consistent absolute (positive) returns in various market                        30
                                                  cycles.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               Appendix A: Investment options available
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Early Cut  Hold
                        Fund Name                                         Objective                              Off*       Period**
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)      Long term capital appreciation.                                                 30
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)    Long-term capital appreciation.                                                 30
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

** We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS

Capital Appreciation Portfolio
------------------------------

Beginning AUV               (a)   $20.873   $14.008   $25.894   $19.666   $16.721   $14.816   $13.888   $10.454   $16.041   $19.351
                            (b)   $14.661    $9.918   $18.482   $14.150   $12.128   $10.832   $10.235    $9.875       N/A       N/A

Ending AUV                  (a)   $23.470   $20.873   $14.008   $25.894   $19.666   $16.721   $14.816   $13.888   $10.454   $16.041
                            (b)   $16.354   $14.661    $9.918   $18.482   $14.150   $12.128   $10.832   $10.235       N/A       N/A

Ending number of AUs (000s)           360       436       465       645       790       973     1,270     1,762     1,873     2,428

LargeCap Growth Portfolio
-------------------------

Beginning AUV               (a)   $12.859    $8.836   $16.643   $14.073   $13.572   $12.284   $11.808    $8.860   $13.409   $15.421
                            (b)   $10.716    $7.423   $14.094   $12.013   $11.678   $10.655   $10.324    $9.888       N/A       N/A

Ending AUV                  (a)   $14.378   $12.859    $8.836   $16.643   $14.073   $13.572   $12.284   $11.808    $8.860   $13.409
                            (b)   $11.886   $10.716    $7.423   $14.094   $12.013   $11.678   $10.655   $10.324       N/A       N/A

Ending number of AUs (000s)           374       442       520       702       882     1,161     1,346     1,549     1,963     2,887

MidCap Growth Portfolio
-------------------------

Beginning AUV               (a)   $16.912   $11.305   $27.533   $21.225   $19.542   $18.044   $16.187   $11.107   $15.987   $17.345
                            (b)   $10.078    $6.791   $16.673   $12.957   $12.025   $11.192   $10.121    $9.867       N/A       N/A

Ending AUV                  (a)   $19.910   $16.912   $11.305   $27.533   $21.225   $19.542   $18.044   $16.187   $11.107   $15.987
                            (b)   $11.770   $10.078    $6.791   $16.673   $12.957   $12.025   $11.192   $10.121       N/A       N/A

Ending number of AUs (000s)           259       297       339       521       608       837     1,078     1,165     1,163     2,022

SmallCap Growth Portfolio
-------------------------

Beginning AUV               (a)   $11.048    $7.700   $14.624   $12.650   $10.689    $9.273    $8.068    $5.747    $7.901   $11.368
                            (b)   $13.213    $9.283   $17.773   $15.498   $13.200   $11.544   $10.124    $9.895       N/A       N/A

Ending AUV                  (a)   $13.650   $11.048    $7.700   $14.624   $12.650   $10.689    $9.273    $8.068    $5.747    $7.901
                            (b)   $16.196   $13.213    $9.283   $17.773   $15.498   $13.200   $11.544   $10.124       N/A       N/A

Ending number of AUs (000s)           139       160       203       307       507       620       698     1,173       806     1,749

-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

Growth and Income Portfolio (inception date October 26, 2001)
-------------------------------------------------------------

Beginning AUV               (a)    $9.803    $8.228   $14.049   $13.554   $11.719   $11.332   $10.311    $7.891   $10.266   $10.046
                            (b)    $9.486    $8.026   $13.815   $13.436   $11.710   $11.414   $10.469    $9.951       N/A       N/A

Ending AUV                  (a)   $10.932    $9.803    $8.228   $14.049   $13.554   $11.719   $11.332   $10.311    $7.891   $10.266
                            (b)   $10.495    $9.486    $8.026   $13.815   $13.436   $11.710   $11.414   $10.469       N/A       N/A

Ending number of AUs (000s)            22        27        52        64        70        70        93       107       108       145

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------

Beginning AUV               (a)   $10.605    $9.313   $11.855   $11.457   $10.599   $10.042       N/A       N/A       N/A       N/A
                            (b)   $10.216    $9.043   $11.604   $11.306   $10.542   $10.041       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $11.675   $10.605    $9.313   $11.855   $11.457   $10.599       N/A       N/A       N/A       N/A
                            (b)   $11.156   $10.216    $9.043   $11.604   $11.306   $10.542       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            47        49        45        93        37        22       N/A       N/A       N/A       N/A

VP Income & Growth Fund
-----------------------

Beginning AUV               (a)   $11.138    $9.565   $14.829   $15.049   $13.034   $12.632   $11.337    $8.887   $11.178   $12.370
                            (b)    $9.749    $8.439   $13.189   $13.493   $11.780   $11.508   $10.412    $9.920       N/A       N/A

Ending AUV                  (a)   $12.538   $11.138    $9.565   $14.829   $15.049   $13.034   $12.632   $11.337    $8.887   $11.178
                            (b)   $10.886    $9.749    $8.439   $13.189   $13.493   $11.780   $11.508   $10.412       N/A       N/A

Ending number of AUs (000s)           189       212       248       335       484       588       718       728       824     1,059

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------

Beginning AUV               (a)   $12.058   $11.092   $11.431   $10.587   $10.569   $10.553   $10.044       N/A       N/A       N/A
                            (b)   $11.523   $10.685   $11.100   $10.363   $10.429   $10.497   $10.043       N/A       N/A       N/A

Ending AUV                  (a)   $12.496   $12.058   $11.092   $11.431   $10.587   $10.569   $10.553       N/A       N/A       N/A
                            (b)   $11.847   $11.523   $10.685   $11.100   $10.363   $10.429   $10.497       N/A       N/A       N/A

Ending number of AUs (000s)            46         9        33        14        13        11        70       N/A       N/A       N/A

VP International Fund
----------------------

Beginning AUV               (a)   $12.937    $9.808   $18.027   $15.487   $12.561   $11.247    $9.925    $8.083   $10.295   $14.741
                            (b)   $12.802    $9.783   $18.128   $15.698   $12.835   $11.584   $10.304    $9.951       N/A       N/A

Ending AUV                  (a)   $14.453   $12.937    $9.808   $18.027   $15.487   $12.561   $11.247    $9.925    $8.083   $10.295
                            (b)   $14.189   $12.802    $9.783   $18.128   $15.698   $12.835   $11.584   $10.304       N/A       N/A

Ending number of AUs (000s)           120       126       161       268       414       435       494       519       559       697

VP Value Fund
-------------

Beginning AUV               (a)   $15.472   $13.090   $18.130   $19.384   $16.566   $15.994   $14.186   $11.156   $12.947   $11.638
                            (b)   $10.866    $9.267   $12.939   $13.945   $12.013   $11.691   $10.453    $9.973       N/A       N/A

Ending AUV                  (a)   $17.305   $15.472   $13.090   $18.130   $19.384   $16.566   $15.994   $14.186   $11.156   $12.947
                            (b)   $12.057   $10.866    $9.267   $12.939   $13.945   $12.013   $11.691   $10.453       N/A       N/A

Ending number of AUs (000s)           257       307       375       564       721       966     1,217     1,251     1,565     2,796

-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS:

Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------

Beginning AUV               (a)   $10.667    $8.652   $12.701   $12.966   $11.492   $10.131       N/A       N/A       N/A       N/A
                            (b)   $10.275    $8.401   $12.432   $12.794   $11.431   $10.130       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $13.236   $10.667    $8.652   $12.701   $12.966   $11.492       N/A       N/A       N/A       N/A
                            (b)   $12.648   $10.275    $8.401   $12.432   $12.794   $11.431       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            16        16        16        18        14         4       N/A       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS: (continued)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Beginning AUV               (a)    $9.578    $7.262   $11.231   $10.568    $9.813    $9.604    $9.170    $7.380   $10.534   $13.798
                            (b)   $10.171    $7.773   $12.119   $11.495   $10.760   $10.615   $10.217    $9.888       N/A       N/A

Ending AUV                  (a)   $10.845    $9.578    $7.262   $11.231   $10.568    $9.813    $9.604    $9.170    $7.380   $10.534
                            (b)   $11.424   $10.171    $7.773   $12.119   $11.495   $10.760   $10.615   $10.217       N/A       N/A

Ending number of AUs (000s)           167       190       213       257       341       418       559       635       849     1,273

DREYFUS STOCK INDEX FUND:

Beginning AUV               (a)   $11.123    $8.929   $14.406   $13.881   $12.187   $11.805   $10.820    $8.548   $11.166   $12.895
                            (b)   $10.177    $8.235   $13.394   $13.009   $11.514   $11.241   $10.387    $9.923       N/A       N/A

Ending AUV                  (a)   $12.596   $11.123    $8.929   $14.406   $13.881   $12.187   $11.805   $10.820    $8.548   $11.166
                            (b)   $11.433   $10.177    $8.235   $13.394   $13.009   $11.514   $11.241   $10.387       N/A       N/A

Ending number of AUs (000s)           664       733       939     1,184     1,816     2,299     2,781     3,275     4,389     5,568

-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:

International Value Portfolio
-----------------------------

Beginning AUV               (a)   $14.544   $11.261   $18.221   $17.742   $14.676   $13.300   $11.238    $8.358    $9.657   $11.285
                            (b)   $12.923   $10.086   $16.452   $16.149   $13.464   $12.300   $10.477   $10.007       N/A       N/A

Ending AUV                  (a)   $14.981   $14.544   $11.261   $18.221   $17.742   $14.676   $13.300   $11.238    $8.358    $9.657
                            (b)   $13.205   $12.923   $10.086   $16.452   $16.149   $13.464   $12.300   $10.477       N/A       N/A

Ending number of AUs (000s)           124       153       213       330       525       604       772       648       538       340

-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:

Capital Income Fund II
----------------------

Beginning AUV               (a)   $10.274    $8.122   $10.345   $10.085    $8.843    $8.437    $7.784    $6.542    $8.723   $10.254
                            (b)   $12.990   $10.351   $13.291   $13.061   $11.545   $11.103   $10.326   $10.012       N/A       N/A

Ending AUV                  (a)   $11.355   $10.274    $8.122   $10.345   $10.085    $8.843    $8.437    $7.784    $6.542    $8.723
                            (b)   $14.243   $12.990   $10.351   $13.291   $13.061   $11.545   $11.103   $10.326       N/A       N/A

Ending number of AUs (000s)           104       155       123       171       252       238       313       375       832       688

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS:

Basic Value Fund (inception date May 1, 2003)
---------------------------------------------

Beginning AUV               (a)   $11.284    $7.745   $16.333   $16.342   $14.673   $14.113   $12.913   $10.000       N/A       N/A
                            (b)    $8.675    $6.003   $12.759   $12.869   $11.647   $11.293   $10.416    $9.931       N/A       N/A

Ending AUV                  (a)   $11.900   $11.284    $7.745   $16.333   $16.342   $14.673   $14.113   $12.913       N/A       N/A
                            (b)    $9.076    $8.675    $6.003   $12.759   $12.869   $11.647   $11.293   $10.416       N/A       N/A

Ending number of AUs (000s)            48        28        21        30        41        57        65        66       N/A       N/A

Core Equity Fund (inception date May 1, 2006)
---------------------------------------------

Beginning AUV               (a)   $10.090    $7.975   $11.578   $10.861   $10.043       N/A       N/A       N/A       N/A       N/A
                            (b)    $9.797    $7.806   $11.424   $10.802   $10.043       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $10.901   $10.090    $7.975   $11.578   $10.861       N/A       N/A       N/A       N/A       N/A
                            (b)   $10.500    $9.797    $7.806   $11.424   $10.802       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            88       125       155       171       184       N/A       N/A       N/A       N/A       N/A


                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------

Beginning AUV               (a)    $5.146    $4.095   $10.242   $13.354   $11.629   $11.135   $10.391    $8.132    $9.691   $10.078
                            (b)    $4.906    $3.935    $9.921   $13.040   $11.447   $11.048   $10.393    $9.923       N/A       N/A

Ending AUV                  (a)    $5.598    $5.146    $4.095   $10.242   $13.354   $11.629   $11.135   $10.391    $8.132    $9.691
                            (b)    $5.294    $4.906    $3.935    $9.921   $13.040   $11.447   $11.048   $10.393       N/A       N/A

Ending number of AUs (000s)            25        31        53        31        46        59        84       112       237       384

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------

Beginning AUV               (a)   $11.013    $8.748   $12.429   $11.269   $10.859   $10.182    $9.599    $7.618   $10.226   $10.050
                            (b)   $11.237    $8.997   $12.886   $11.778   $11.440   $10.813   $10.276    $9.935       N/A       N/A

Ending AUV                  (a)   $11.435   $11.013    $8.748   $12.429   $11.269   $10.859   $10.182    $9.599    $7.618   $10.226
                            (b)   $11.574   $11.237    $8.997   $12.886   $11.778   $11.440   $10.813   $10.276       N/A       N/A

Ending number of AUs (000s)            66        85       160        54        86       244       218       138       184       371

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------

Beginning AUV               (a)   $20.420   $15.744   $28.847   $30.971   $22.024   $19.551   $14.517   $10.604   $10.110   $10.030
                            (b)   $13.756   $10.691   $19.746   $21.372   $15.320   $13.708   $10.260   $10.000       N/A       N/A

Ending AUV                  (a)   $23.663   $20.420   $15.744   $28.847   $30.971   $22.024   $19.551   $14.517   $10.604   $10.110
                            (b)   $15.813   $13.756   $10.691   $19.746   $21.372   $15.320   $13.708   $10.260       N/A       N/A

Ending number of AUs (000s)            53        59        80       115       201       231       276       183       184        30

High Yield Fund (inception date May 1, 2004)
--------------------------------------------

Beginning AUV               (a)   $13.126    $8.712   $11.890   $11.911   $10.907   $10.768    $9.966       N/A       N/A       N/A
                            (b)   $12.543    $8.392   $11.546   $11.659   $10.762   $10.710    $9.965       N/A       N/A       N/A

Ending AUV                  (a)   $14.700   $13.126    $8.712   $11.890   $11.911   $10.907   $10.768       N/A       N/A       N/A
                            (b)   $13.936   $12.543    $8.392   $11.546   $11.659   $10.762   $10.710       N/A       N/A       N/A

Ending number of AUs (000s)           105       158       192       266       248       264       301       N/A       N/A       N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------

Beginning AUV               (a)   $15.605   $12.187   $17.329   $16.082   $14.694   $13.891   $12.404    $9.958       N/A       N/A
                            (b)   $12.258    $9.650   $13.832   $12.940   $11.918   $11.357   $10.223    $9.951       N/A       N/A

Ending AUV                  (a)   $17.508   $15.605   $12.187   $17.329   $16.082   $14.694   $13.891   $12.404       N/A       N/A
                            (b)   $13.643   $12.258    $9.650   $13.832   $12.940   $11.918   $11.357   $10.223       N/A       N/A

Ending number of AUs (000s)            26        32        29        26        34        37        45         9       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------

Beginning AUV               (a)    $5.551    $3.577    $6.536    $6.155    $5.649    $5.607    $5.434    $3.793    $7.236   $10.251
                            (b)    $9.737    $6.324   $11.650   $11.058   $10.231   $10.236   $10.001    $9.797       N/A       N/A

Ending AUV                  (a)    $6.640    $5.551    $3.577    $6.536    $6.155    $5.649    $5.607    $5.434    $3.793    $7.236
                            (b)   $11.554    $9.737    $6.324   $11.650   $11.058   $10.231   $10.236   $10.001       N/A       N/A

Ending number of AUs (000s)            20        45        25        43        73        74       128       233       147        92

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

Enterprise Portfolio
--------------------

Beginning AUV               (a)   $15.308   $10.719   $19.316   $16.052   $14.328   $12.937   $10.865    $8.156   $11.477   $19.224
                            (b)   $13.655    $9.638   $17.509   $14.668   $13.197   $12.011   $10.169    $9.900       N/A       N/A

Ending AUV                  (a)   $18.997   $15.308   $10.719   $19.316   $16.052   $14.328   $12.937   $10.865    $8.156   $11.477
                            (b)   $16.811   $13.655    $9.638   $17.509   $14.668   $13.197   $12.011   $10.169       N/A       N/A

Ending number of AUs (000s)           449       518       611       752       944     1,155     1,557     1,757     2,388     3,413

Janus Portfolio
---------------

Beginning AUV               (a)   $11.174    $8.311   $13.982   $12.321   $11.218   $10.908   $10.584    $8.147   $11.243   $15.150
                            (b)   $10.295    $7.719   $13.091   $11.628   $10.672   $10.460   $10.231    $9.872       N/A       N/A

Ending AUV                  (a)   $12.619   $11.174    $8.311   $13.982   $12.321   $11.218   $10.908   $10.584    $8.147   $11.243
                            (b)   $11.534   $10.295    $7.719   $13.091   $11.628   $10.672   $10.460   $10.231       N/A       N/A

Ending number of AUs (000s)           622       714       841     1,146     1,421     1,699     2,108     2,756     3,610     5,063

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------

Beginning AUV               (a)   $33.882   $19.136   $40.527   $32.031   $22.093   $16.934   $14.438   $10.140       N/A       N/A
                            (b)   $23.180   $13.197   $28.174   $22.448   $15.607   $12.059   $10.364    $9.923       N/A       N/A

Ending AUV                  (a)   $41.867   $33.882   $19.136   $40.527   $32.031   $22.093   $16.934   $14.438       N/A       N/A
                            (b)   $28.415   $23.180   $13.197   $28.174   $22.448   $15.607   $12.059   $10.364       N/A       N/A

Ending number of AUs (000s)            87        92        98       166       220       163        58        36       N/A       N/A

Worldwide Portfolio
-------------------

Beginning AUV               (a)   $11.089    $8.166   $14.966   $13.845   $11.878   $11.378   $11.012    $9.007   $12.260   $16.031
                            (b)    $9.952    $7.388   $13.650   $12.730   $11.008   $10.629   $10.370    $9.911       N/A       N/A

Ending AUV                  (a)   $12.666   $11.089    $8.166   $14.966   $13.845   $11.878   $11.378   $11.012    $9.007   $12.260
                            (b)   $11.278    $9.952    $7.388   $13.650   $12.730   $11.008   $10.629   $10.370       N/A       N/A

Ending number of AUs (000s)           462       509       571       728       941     1,193     1,577     2,083     2,754     4,205

-----------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:

Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------

Beginning AUV               (a)   $25.055   $14.960   $29.587   $22.510   $17.566   $12.653    $9.816       N/A       N/A       N/A
                            (b)   $23.943   $14.410   $28.731   $22.035   $17.333   $12.585    $9.815       N/A       N/A       N/A

Ending AUV                  (a)   $30.315   $25.055   $14.960   $29.587   $22.510   $17.566   $12.653       N/A       N/A       N/A
                            (b)   $28.739   $23.943   $14.410   $28.731   $22.035   $17.333   $12.585       N/A       N/A       N/A

Ending number of AUs (000s)            80        79        76       142       149       206        29       N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------

Beginning AUV               (a)   $12.097   $10.100   $16.263   $14.888   $12.321   $11.292    $9.932       N/A       N/A       N/A
                            (b)   $11.560    $9.729   $15.792   $14.574   $12.158   $11.232    $9.931       N/A       N/A       N/A

Ending AUV                  (a)   $12.730   $12.097   $10.100   $16.263   $14.888   $12.321   $11.292       N/A       N/A       N/A
                            (b)   $12.069   $11.560    $9.729   $15.792   $14.574   $12.158   $11.232       N/A       N/A       N/A

Ending number of AUs (000s)            38        25        26        28        37        16         4       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (continued)

US Small-Mid Cap Equity Portfolio
---------------------------------

Beginning AUV               (a)   $16.989   $11.284   $18.014   $19.687   $17.200   $16.772   $14.805   $10.941   $13.478   $11.522
                            (b)   $11.178    $7.484   $12.044   $13.268   $11.685   $11.485   $10.220    $9.937       N/A       N/A

Ending AUV                  (a)   $20.727   $16.989   $11.284   $18.014   $19.687   $17.200   $16.772   $14.805   $10.941   $13.478
                            (b)   $13.528   $11.178    $7.484   $12.044   $13.268   $11.685   $11.485   $10.220       N/A       N/A

Ending number of AUs (000s)            96       114       150       223       390       490       627       747       928     1,103

US Strategic Equity Portfolio
-----------------------------

Beginning AUV               (a)   $10.759    $8.602   $13.481   $13.804   $11.915   $11.687   $10.602    $8.670   $10.498   $11.507
                            (b)   $10.008    $8.066   $12.742   $13.153   $11.444   $11.316   $10.348    $9.925       N/A       N/A

Ending AUV                  (a)   $11.973   $10.759    $8.602   $13.481   $13.804   $11.915   $11.687   $10.602    $8.670   $10.498
                            (b)   $11.048   $10.008    $8.066   $12.742   $13.153   $11.444   $11.316   $10.348       N/A       N/A

Ending number of AUs (000s)            46        45        47        59       112       130       149       149       142       310

-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------

Beginning AUV               (a)    $7.452    $5.616    $9.557    $9.898       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $7.294    $5.541    $9.505    $9.898       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $9.187    $7.452    $5.616    $9.557       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $8.920    $7.294    $5.541    $9.505       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             8         5         3         3       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------

Beginning AUV               (a)    $7.775    $6.415   $10.012    $9.951       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $7.610    $6.330    $9.958    $9.950       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $8.607    $7.775    $6.415   $10.012       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $8.357    $7.610    $6.330    $9.958       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         3         3         9       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------------------

Beginning AUV               (a)    $7.576    $5.939    $9.497    $9.903       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $7.415    $5.860    $9.445    $9.902       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $8.711    $7.576    $5.939    $9.497       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $8.458    $7.415    $5.860    $9.445       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             9         9        12        14       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------

Beginning AUV               (a)    $8.613    $6.134    $9.921    $9.896       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $8.430    $6.052    $9.867    $9.895       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $9.328    $8.613    $6.134    $9.921       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $9.057    $8.430    $6.052    $9.867       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            13        21        10         6       N/A       N/A       N/A       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------

Beginning AUV               (a)   $10.978    $9.139   $11.170   $11.107   $10.724   $10.613    $9.998       N/A       N/A       N/A
                            (b)   $10.491    $8.804   $10.847   $10.873   $10.582   $10.556    $9.998       N/A       N/A       N/A

Ending AUV                  (a)   $12.105   $10.978    $9.139   $11.170   $11.107   $10.724   $10.613       N/A       N/A       N/A
                            (b)   $11.476   $10.491    $8.804   $10.847   $10.873   $10.582   $10.556       N/A       N/A       N/A

Ending number of AUs (000s)            59        35        47       116       133       124        11       N/A       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:

Growth and Income Portfolio
---------------------------

Beginning AUV               (a)   $13.383   $11.415   $18.208   $17.852   $15.437   $15.162   $13.649   $10.565   $13.071   $14.211
                            (b)    $9.769    $8.399   $13.506   $13.350   $11.636   $11.520   $10.454    $9.949       N/A       N/A

Ending AUV                  (a)   $15.495   $13.383   $11.415   $18.208   $17.852   $15.437   $15.162   $13.649   $10.565   $13.071
                            (b)   $11.221    $9.769    $8.399   $13.506   $13.350   $11.636   $11.520   $10.454       N/A       N/A

Ending number of AUs (000s)           299       354       444       610     1,006     1,167     1,432     1,500     1,814     1,870

-----------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------

Beginning AUV               (a)    $9.651    $7.437   $13.318   $11.023    $9.746    $8.689    $7.577    $5.999    $8.610   $10.076
                            (b)   $12.280    $9.539   $17.221   $14.369   $12.806   $11.509   $10.116    $9.854       N/A       N/A

Ending AUV                  (a)   $12.285    $9.651    $7.437   $13.318   $11.023    $9.746    $8.689    $7.577    $5.999    $8.610
                            (b)   $15.509   $12.280    $9.539   $17.221   $14.369   $12.806   $11.509   $10.116       N/A       N/A

Ending number of AUs (000s)            28        30        70        67       106        85       113        97        66        44

Partners Portfolio
------------------

Beginning AUV               (a)   $11.885    $7.722   $16.450   $15.259   $13.786   $11.843   $10.095    $7.578   $10.131   $10.573
                            (b)   $11.563    $7.573   $16.264   $15.208   $13.850   $11.993   $10.305    $9.926       N/A       N/A

Ending AUV                  (a)   $13.555   $11.885    $7.722   $16.450   $15.259   $13.786   $11.843   $10.095    $7.578   $10.131
                            (b)   $13.084   $11.563    $7.573   $16.264   $15.208   $13.850   $11.993   $10.305       N/A       N/A

Ending number of AUs (000s)           154       172       222       302       305       406       359       329       350       602

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------

Beginning AUV               (a)   $14.973   $10.360   $19.393   $19.039   $17.368   $15.725   $13.033   $10.010       N/A       N/A
                            (b)   $11.220    $7.826   $14.767   $14.614   $13.438   $12.264   $10.247    $9.957       N/A       N/A

Ending AUV                  (a)   $18.631   $14.973   $10.360   $19.393   $19.039   $17.368   $15.725   $13.033       N/A       N/A
                            (b)   $13.850   $11.220    $7.826   $14.767   $14.614   $13.438   $12.264   $10.247       N/A       N/A

Ending number of AUs (000s)            55        58        66        91       110       103       131        11       N/A       N/A

Short Term Duration Bond Portfolio
----------------------------------

Beginning AUV               (a)   $12.211   $10.927   $12.800   $12.390   $12.058   $12.053   $12.129   $12.009   $11.561   $10.779
                            (b)    $9.616    $8.674   $10.243    $9.995    $9.805    $9.879   $10.022   $10.015       N/A       N/A

Ending AUV                  (a)   $12.677   $12.211   $10.927   $12.800   $12.390   $12.058   $12.053   $12.129   $12.009   $11.561
                            (b)    $9.904    $9.616    $8.674   $10.243    $9.995    $9.805    $9.879   $10.022       N/A       N/A

Ending number of AUs (000s)           184       186       198       298       398       538       816     1,172     1,722     1,397

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------

Beginning AUV               (a)   $10.433    $8.619   $14.441   $14.571   $14.038   $13.835   $12.541   $10.040       N/A       N/A
                            (b)    $8.072    $6.722   $11.354   $11.548   $11.216   $11.142   $10.181    $9.917       N/A       N/A

Ending AUV                  (a)   $12.305   $10.433    $8.619   $14.441   $14.571   $14.038   $13.835   $12.541       N/A       N/A
                            (b)    $9.445    $8.072    $6.722   $11.354   $11.548   $11.216   $11.142   $10.181       N/A       N/A

Ending number of AUs (000s)             8           9       8          9       14        16        42        14       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------

Beginning AUV               (a)   $10.958    $8.455   $14.160   $13.345   $11.902   $11.295   $10.015       N/A       N/A       N/A
                            (b)   $10.472    $8.145   $13.750   $13.063   $11.744   $11.234   $10.014       N/A       N/A       N/A

Ending AUV                  (a)   $13.276   $10.958    $8.455   $14.160   $13.345   $11.902   $11.295       N/A       N/A       N/A
                            (b)   $12.585   $10.472    $8.145   $13.750   $13.063   $11.744   $11.234       N/A       N/A       N/A

Ending number of AUs (000s)             5         4         3        15        13        19         0       N/A       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:

JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------

Beginning AUV               (a)    $8.909    $7.415    $9.787   $10.028       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $8.721    $7.316    $9.735   $10.028       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $9.817    $8.909    $7.415    $9.787       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $9.533    $8.721    $7.316    $9.735       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           538       726       881     1,181       N/A       N/A       N/A       N/A       N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------

Beginning AUV               (a)    $6.754    $5.073    $8.963   $10.012       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $6.611    $5.005    $8.915   $10.012       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $8.388    $6.754    $5.073    $8.963       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $8.145    $6.611    $5.005    $8.915       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           502       602       732     1,051       N/A       N/A       N/A       N/A       N/A       N/A

JNF Money Market Portfolio (inception date May 1, 2008)
-------------------------------------------------------

Beginning AUV               (a)    $9.957   $10.073   $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $9.825   $10.019   $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)    $9.820    $9.957   $10.073       N/A       N/A       N/A       N/A       N/A       N/A       N/A
                            (b)    $9.612    $9.825   $10.019       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)         1,514     1,673     2,401       N/A       N/A       N/A       N/A       N/A       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:

All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------

Beginning AUV               (a)   $11.033    $9.203   $11.090   $10.383    $9.973       N/A       N/A       N/A       N/A       N/A
                            (b)   $10.713    $9.010   $10.942   $10.327    $9.972       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $12.304   $11.033    $9.203   $11.090   $10.383       N/A       N/A       N/A       N/A       N/A
                            (b)   $11.852   $10.713    $9.010   $10.942   $10.327       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            39        85        21          4        0       N/A       N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------

Beginning AUV               (a)   $12.384   $10.748   $10.994   $10.161   $10.000       N/A       N/A       N/A       N/A       N/A
                            (b)   $12.025   $10.521   $10.847   $10.107    $9.999       N/A       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $13.633   $12.384   $10.748   $10.994   $10.161       N/A       N/A       N/A       N/A       N/A
                            (b)   $13.132   $12.025   $10.521   $10.847   $10.107       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            35        39        49        30         5       N/A       N/A       N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------

Beginning AUV               (a)   $13.179   $11.292   $12.318   $11.292   $11.370   $11.294   $10.516   $10.035       N/A       N/A
                            (b)   $12.004   $10.367   $11.401   $10.535   $10.694   $10.707   $10.050   $10.104       N/A       N/A

Ending AUV                  (a)   $14.049   $13.179   $11.292   $12.318   $11.292   $11.370   $11.294   $10.516       N/A       N/A
                            (b)   $12.695   $12.004   $10.367   $11.401   $10.535   $10.694   $10.707   $10.050       N/A       N/A

Ending number of AUs (000s)           193       186       200       170       172       309       183        90       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------

Beginning AUV               (a)   $11.203   $10.539   $10.722   $10.407   $10.120   $10.011   $10.000       N/A       N/A       N/A
                            (b)   $10.706   $10.152   $10.411   $10.187    $9.986    $9.957    $9.999       N/A       N/A       N/A

Ending AUV                  (a)   $11.280   $11.203   $10.539   $10.722   $10.407   $10.120   $10.011       N/A       N/A       N/A
                            (b)   $10.694   $10.706   $10.152   $10.411   $10.187    $9.986    $9.957       N/A       N/A       N/A

Ending number of AUs (000s)            67        51        72        81        46        65        44       N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------

Beginning AUV               (a)   $13.480   $11.987   $11.600   $10.819   $10.566   $10.458   $10.112   $10.010       N/A       N/A
                            (b)   $12.818   $11.490   $11.208   $10.538   $10.374   $10.351   $10.088   $10.069       N/A       N/A

Ending AUV                  (a)   $14.370   $13.480   $11.987   $11.600   $10.819   $10.566   $10.458   $10.112       N/A       N/A
                            (b)   $13.555   $12.818   $11.490   $11.208   $10.538   $10.374   $10.351   $10.088       N/A       N/A

Ending number of AUs (000s)           354       450       355       365       339       270       184        80       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------

Beginning AUV               (a)   $10.001    $8.905   $12.990   $13.103   $10.880   $10.456    $9.138    $7.579    $9.155    $9.867
                            (b)   $10.864    $9.751   $14.340   $14.582   $12.205   $11.823   $10.416    $9.965       N/A       N/A

Ending AUV                  (a)   $11.758   $10.001    $8.905   $12.990   $13.103   $10.880   $10.456    $9.138    $7.579    $9.155
                            (b)   $12.672   $10.864    $9.751   $14.340   $14.582   $12.205   $11.823   $10.416       N/A       N/A

Ending number of AUs (000s)            84       101       129       195       428       243       193       196       185       239

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------

Beginning AUV               (a)    $9.175    $7.449   $11.509   $11.139    $9.708    $9.293    $8.490    $6.980    $8.766    $9.835
                            (b)   $10.626    $8.696   $13.545   $13.216   $11.610   $11.203   $10.324    $9.922       N/A       N/A

Ending AUV                  (a)   $10.470    $9.175    $7.449   $11.509   $11.139    $9.708    $9.293    $8.490    $6.980    $8.766
                            (b)   $12.029   $10.626    $8.696   $13.545   $13.216   $11.610   $11.203   $10.324       N/A       N/A

Ending number of AUs (000s)            22        34        60       124       249       272       297       169       133       171

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------

Beginning AUV               (a)   $10.117    $8.191   $12.540   $12.073   $10.904   $10.057       N/A       N/A       N/A       N/A
                            (b)    $9.746    $7.953   $12.275   $11.913   $10.846   $10.057       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $11.762   $10.117    $8.191   $12.540   $12.073   $10.904       N/A       N/A       N/A       N/A
                            (b)   $11.240    $9.746    $7.953   $12.275   $11.913   $10.846       N/A       N/A       N/A       N/A

Ending number of AUs (000s)         7             7         7        10        19        12       N/A       N/A       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:

Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------

Beginning AUV               (a)   $19.457   $12.485   $22.319   $21.770   $18.234   $16.567   $14.758   $10.052       N/A       N/A
                            (b)   $12.778    $8.265   $14.895   $14.646   $12.365   $11.324   $10.169    $9.973       N/A       N/A

Ending AUV                  (a)   $24.935   $19.457   $12.485   $22.319   $21.770   $18.234   $16.567   $14.758       N/A       N/A
                            (b)   $16.246   $12.778    $8.265   $14.895   $14.646   $12.365   $11.324   $10.169       N/A       N/A

Ending number of AUs (000s)            47        42        47        83       105        80       106        69       N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------

Beginning AUV               (a)   $19.343   $14.508   $20.205   $20.939   $18.373   $17.163   $13.929    $9.982       N/A       N/A
                            (b)   $13.459   $10.176   $14.286   $14.925   $13.201   $12.429   $10.169    $9.974       N/A       N/A

Ending AUV                  (a)   $22.988   $19.343   $14.508   $20.205   $20.939   $18.373   $17.163   $13.929       N/A       N/A
                            (b)   $15.868   $13.459   $10.176   $14.286   $14.925   $13.201   $12.429   $10.169       N/A       N/A

Ending number of AUs (000s)            71        88       101       125       197       239       262        61       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:

Banking Fund (inception date May 1, 2004)
-----------------------------------------

Beginning AUV               (a)    $4.836    $5.079    $8.755   $12.177   $11.100   $11.576   $10.096       N/A       N/A       N/A
                            (b)    $4.621    $4.892    $8.502   $11.920   $10.953   $11.514   $10.095       N/A       N/A       N/A

Ending AUV                  (a)    $5.391    $4.836    $5.079    $8.755   $12.177   $11.100   $11.576       N/A       N/A       N/A
                            (b)    $5.110    $4.621    $4.892    $8.502   $11.920   $10.953   $11.514       N/A       N/A       N/A

Ending number of AUs (000s)            18        18        66        12        17         6        10       N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------

Beginning AUV               (a)   $16.682   $10.882   $20.213   $15.302   $12.688   $12.367    $9.969        N/A      N/A       N/A
                            (b)   $15.942   $10.483   $19.628   $14.979   $12.520   $12.301    $9.968        N/A      N/A       N/A

Ending AUV                  (a)   $20.839   $16.682   $10.882   $20.213   $15.302   $12.688   $12.367        N/A      N/A       N/A
                            (b)   $19.755   $15.942   $10.483   $19.628   $14.979   $12.520   $12.301        N/A      N/A       N/A

Ending number of AUs (000s)            30        52       114       146       127        74         9        N/A      N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------

Beginning AUV               (a)   $10.057    $8.618    $9.907    $9.624   $10.095    $9.250    $9.795       N/A       N/A       N/A
                            (b)    $9.611    $8.302    $9.620    $9.420    $9.960    $9.200    $9.795       N/A       N/A       N/A

Ending AUV                  (a)   $10.979   $10.057    $8.618    $9.907    $9.624   $10.095    $9.250       N/A       N/A       N/A
                            (b)   $10.408    $9.611    $8.302    $9.620    $9.420    $9.960    $9.200       N/A       N/A       N/A

Ending number of AUs (000s)            54         7        17         5         8        41         0       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------

Beginning AUV               (a)   $11.499    $9.790   $12.959   $11.832   $10.218   $10.403   $10.096       N/A       N/A       N/A
                            (b)   $10.989    $9.430   $12.584   $11.582   $10.082   $10.347   $10.095       N/A       N/A       N/A

Ending AUV                  (a)   $13.299   $11.499    $9.790   $12.959   $11.832   $10.218   $10.403       N/A       N/A       N/A
                            (b)   $12.607   $10.989    $9.430   $12.584   $11.582   $10.082   $10.347       N/A       N/A       N/A

Ending number of AUs (000s)             9         9        22        10        18        17         8       N/A       N/A       N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------

Beginning AUV               (a)    $7.548    $4.454    $9.055    $9.418    $9.319    $9.098    $9.740       N/A       N/A       N/A
                            (b)    $7.213    $4.290    $8.792    $9.219    $9.195    $9.049    $9.740       N/A       N/A       N/A

Ending AUV                  (a)    $8.154    $7.548    $4.454    $9.055    $9.418    $9.319    $9.098       N/A       N/A       N/A
                            (b)    $7.730    $7.213    $4.290    $8.792    $9.219    $9.195    $9.049       N/A       N/A       N/A

Ending number of AUs (000s)             8        24         0         5         2        11         0       N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------

Beginning AUV               (a)   $17.411   $12.748   $23.958   $18.239   $16.525   $12.095   $10.225       N/A       N/A       N/A
                            (b)   $16.638   $12.280   $23.265   $17.854   $16.306   $12.030   $10.224       N/A       N/A       N/A

Ending AUV                  (a)   $20.440   $17.411   $12.748   $23.958   $18.239   $16.525   $12.095       N/A       N/A       N/A
                            (b)   $19.377   $16.638   $12.280   $23.265   $17.854   $16.306   $12.030       N/A       N/A       N/A

Ending number of AUs (000s)            46        62        65        91        89       169        74       N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------

Beginning AUV               (a)   $17.507   $10.931   $26.148   $19.343   $17.674   $12.085   $10.174       N/A       N/A       N/A
                            (b)   $16.730   $10.530   $25.391   $18.935   $17.440   $12.020   $10.173       N/A       N/A       N/A

Ending AUV                  (a)   $21.761   $17.507   $10.931   $26.148   $19.343   $17.674   $12.085       N/A       N/A       N/A
                            (b)   $20.629   $16.730   $10.530   $25.391   $18.935   $17.440   $12.020       N/A       N/A       N/A

Ending number of AUs (000s)            54        70       106       154       105       222        57       N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------

Beginning AUV               (a)   $10.702    $8.000   $17.976   $16.124   $12.625   $12.038   $10.113       N/A       N/A       N/A
                            (b)   $10.227    $7.707   $17.455   $15.784   $12.458   $11.973   $10.112       N/A       N/A       N/A

Ending AUV                  (a)    $9.416   $10.702    $8.000   $17.976   $16.124   $12.625   $12.038       N/A       N/A       N/A
                            (b)    $8.926   $10.227    $7.707   $17.455   $15.784   $12.458   $11.973       N/A       N/A       N/A

Ending number of AUs (000s)            19        17        30        57        67        19        67       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------

Beginning AUV               (a)    $6.515    $5.520   $10.776   $13.460   $11.692   $11.469   $10.048       N/A       N/A       N/A
                            (b)    $6.226    $5.318   $10.464   $13.175   $11.537   $11.408   $10.047       N/A       N/A       N/A

Ending AUV                  (a)    $7.347    $6.515    $5.520   $10.776   $13.460   $11.692   $11.469       N/A       N/A       N/A
                            (b)    $6.965    $6.226    $5.318   $10.464   $13.175   $11.537   $11.408       N/A       N/A       N/A

Ending number of AUs (000s)             6        13        12         3        31        16         2       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------

Beginning AUV               (a)   $10.945   $16.214   $11.350   $10.487   $10.979   $10.336    $9.668    $9.985       N/A       N/A
                            (b)   $10.987   $16.407   $11.578   $10.784   $11.381   $10.800   $10.183   $10.221       N/A       N/A

Ending AUV                  (a)   $11.888   $10.945   $16.214   $11.350   $10.487   $10.979   $10.336    $9.668       N/A       N/A
                            (b)   $11.839   $10.987   $16.407   $11.578   $10.784   $11.381   $10.800   $10.183       N/A       N/A

Ending number of AUs (000s)            16        14        94       113        58        43        27        11       N/A       N/A

Health Care Fund (inception date May 1, 2004)
---------------------------------------------

Beginning AUV               (a)   $10.831    $8.812   $11.893   $11.376   $10.975   $10.059   $10.065       N/A       N/A       N/A
                            (b)   $10.350    $8.488   $11.548   $11.136   $10.829   $10.005   $10.065       N/A       N/A       N/A

Ending AUV                  (a)   $11.403   $10.831    $8.812   $11.893   $11.376   $10.975   $10.059       N/A       N/A       N/A
                            (b)   $10.810   $10.350    $8.488   $11.548   $11.136   $10.829   $10.005       N/A       N/A       N/A

Ending number of AUs (000s)             6        10        23        60        72        86        21       N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------

Beginning AUV               (a)   $11.391     $6.965  $12.813   $11.772   $10.882   $11.189    $9.793       N/A       N/A       N/A
                            (b)   $10.885     $6.709  $12.442   $11.523   $10.737   $11.129    $9.792       N/A       N/A       N/A

Ending AUV                  (a)   $13.566    $11.391   $6.965   $12.813   $11.772   $10.882   $11.189       N/A       N/A       N/A
                            (b)   $12.860    $10.885   $6.709   $12.442   $11.523   $10.737   $11.129       N/A       N/A       N/A

Ending number of AUs (000s)            13        12         3        12         3        12         0       N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------

Beginning AUV               (a)    $6.585    $5.592    $8.126    $8.631    $8.096    $8.664    $9.835   $10.000       N/A       N/A
                            (b)    $6.232    $5.335    $7.816    $8.368    $7.912    $8.535    $9.767    $9.787       N/A       N/A

Ending AUV                  (a)    $5.662    $6.585    $5.592    $8.126    $8.631    $8.096    $8.664    $9.835       N/A       N/A
                            (b)    $5.316    $6.232    $5.335    $7.816    $8.368    $7.912    $8.535    $9.767       N/A       N/A

Ending number of AUs (000s)             0        55         5         8        12       100       163        22       N/A       N/A

Inverse NASDAQ-100[R] Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------

Beginning AUV               (a)    $6.325   $10.704    $7.334    $8.383    $8.622    $8.634   $10.109       N/A       N/A       N/A
                            (b)    $6.044   $10.311    $7.121    $8.206    $8.508    $8.587   $10.108       N/A       N/A       N/A

Ending AUV                  (a)    $4.910    $6.325   $10.704    $7.334    $8.383    $8.622    $8.634       N/A       N/A       N/A
                            (b)    $4.655    $6.044   $10.311    $7.121    $8.206    $8.508    $8.587       N/A       N/A       N/A

Ending number of AUs (000s)             4         5        16         4        87        12         1       N/A       N/A       N/A

Inverse Russell 2000[R] Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------

Beginning AUV               (a)    $5.938    $8.968    $7.294    $7.020    $8.086    $8.458    $9.964       N/A       N/A       N/A
                            (b)    $5.685    $8.656    $7.096    $6.885    $7.994    $8.428    $9.964       N/A       N/A       N/A

Ending AUV                  (a)    $4.238    $5.938    $8.968    $7.294    $7.020    $8.086    $8.458       N/A       N/A       N/A
                            (b)    $4.025    $5.685    $8.656    $7.096    $6.885    $7.994    $8.428       N/A       N/A       N/A

Ending number of AUs (000s)             5        60         9       167        87        75         0       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------

Beginning AUV               (a)    $6.181    $8.651    $6.301    $6.337    $6.948    $7.100    $8.019    $9.985       N/A       N/A
                            (b)    $7.065    $9.968    $7.318    $7.420    $8.200    $8.447    $9.618   $10.066       N/A       N/A

Ending AUV                  (a)    $5.061    $6.181    $8.651    $6.301    $6.337    $6.948    $7.100    $8.019       N/A       N/A
                            (b)    $5.739    $7.065    $9.968    $7.318    $7.420    $8.200    $8.447    $9.618       N/A       N/A

Ending number of AUs (000s)            38        20        23         0         2         4         3        62       N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------

Beginning AUV               (a)    $8.957    $7.344   $11.113   $12.696   $12.246   $10.318    $9.875       N/A       N/A       N/A
                            (b)    $8.559    $7.075   $10.791   $12.428   $12.083   $10.263    $9.874       N/A       N/A       N/A

Ending AUV                  (a)   $10.221    $8.957    $7.344   $11.113   $12.696   $12.246   $10.318       N/A       N/A       N/A
                            (b)    $9.690    $8.559    $7.075   $10.791   $12.428   $12.083   $10.263       N/A       N/A       N/A

Ending number of AUs (000s)             3        11        22         9        38        71         4       N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------

Beginning AUV               (a)    $8.548    $6.340   $12.630   $13.143   $10.794   $11.507   $10.021       N/A       N/A       N/A
                            (b)    $8.168    $6.107   $12.265   $12.866   $10.651   $11.445   $10.020       N/A       N/A       N/A

Ending AUV                  (a)   $10.987    $8.548    $6.340   $12.630   $13.143   $10.794   $11.507       N/A       N/A       N/A
                            (b)   $10.415    $8.168    $6.107   $12.265   $12.866   $10.651   $11.445       N/A       N/A       N/A

Ending number of AUs (000s)            19        10        11        23        69        90        28       N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------

Beginning AUV               (a)   $14.957    $9.953   $22.350   $21.880   $20.086   $17.856   $14.826   $10.000       N/A       N/A
                            (b)    $9.808    $6.580   $14.894   $14.698   $13.601   $12.188   $10.201    $9.867       N/A       N/A

Ending AUV                  (a)   $20.288   $14.957    $9.953   $22.350   $21.880   $20.086   $17.856   $14.826       N/A       N/A
                            (b)   $13.199    $9.808    $6.580   $14.894   $14.698   $13.601   $12.188   $10.201       N/A       N/A

Ending number of AUs (000s)            15        13        15        22        29        36        29        12       N/A       N/A

NASDAQ-100[R] 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------

Beginning AUV               (a)    $8.784   $4.090    $15.138   $11.975   $11.581   $12.111    $9.767       N/A       N/A       N/A
                            (b)    $8.394   $3.940    $14.700   $11.722   $11.427   $12.045    $9.766       N/A       N/A       N/A

Ending AUV                  (a)   $11.859   $8.784     $4.090   $15.138   $11.975   $11.581   $12.111       N/A       N/A       N/A
                            (b)   $11.242   $8.394     $3.940   $14.700   $11.722   $11.427   $12.045       N/A       N/A       N/A

Ending number of AUs (000s)            20        33        21        55        36        50        34       N/A       N/A       N/A

Nova Fund (inception date May 1, 2000)
-----------------------------------------

Beginning AUV               (a)    $8.088    $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.135
                            (b)    $8.176    $6.168   $13.852   $14.004   $12.001   $11.800   $10.524    $9.868       N/A       N/A

Ending AUV                  (a)    $9.568    $8.088    $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405
                            (b)    $9.595    $8.176    $6.168   $13.852   $14.004   $12.001   $11.800   $10.524       N/A       N/A

Ending number of AUs (000s)            47        66        76       115       136       163       223       456       208       670

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------

Beginning AUV               (a)   $17.186   $11.678   $19.279   $16.354   $13.658   $11.457    $9.998       N/A       N/A       N/A
                            (b)   $16.423   $11.249   $18.720   $16.009   $13.476   $11.395    $9.998       N/A       N/A       N/A

Ending AUV                  (a)   $23.401   $17.186   $11.678   $19.279   $16.354   $13.658   $11.457       N/A       N/A       N/A
                            (b)   $22.183   $16.423   $11.249   $18.720   $16.009   $13.476   $11.395       N/A       N/A       N/A

Ending number of AUs (000s)            68        76        74        47        72        80         6       N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------

Beginning AUV               (a)   $10.325    $8.359   $14.526   $18.215   $14.129   $13.372   $10.091       N/A       N/A       N/A
                            (b)    $9.866    $8.052   $14.106   $17.830   $13.942   $13.300   $10.091       N/A       N/A       N/A

Ending AUV                  (a)   $12.713   $10.325    $8.359   $14.526   $18.215   $14.129   $13.372       N/A       N/A       N/A
                            (b)   $12.052    $9.866    $8.052   $14.106   $17.830   $13.942   $13.300       N/A       N/A       N/A

Ending number of AUs (000s)            60        19        17        11        30        23        21       N/A       N/A       N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------

Beginning AUV               (a)    $9.757    $6.861   $10.377   $12.041   $11.093   $10.665    $9.991       N/A       N/A       N/A
                            (b)    $9.324    $6.609   $10.076   $11.787   $10.946   $10.607    $9.990       N/A       N/A       N/A

Ending AUV                  (a)   $12.041    $9.757    $6.861   $10.377   $12.041   $11.093   $10.665       N/A       N/A       N/A
                            (b)   $11.415    $9.324    $6.609   $10.076   $11.787   $10.946   $10.607       N/A       N/A       N/A

Ending number of AUs (000s)            25         1         1         2           3       5          0      N/A       N/A       N/A

Russell 2000[R] 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------

Beginning AUV               (a)   $13.825   $10.517   $21.931   $23.849   $20.012   $19.529   $15.818   $10.014       N/A       N/A
                            (b)    $8.612    $6.604   $13.883   $15.219   $12.873   $12.662   $10.339    $9.849       N/A       N/A

Ending AUV                  (a)   $18.792   $13.825   $10.517   $21.931   $23.849   $20.012   $19.529   $15.818       N/A       N/A
                            (b)   $11.614    $8.612    $6.604   $13.883   $15.219   $12.873   $12.662   $10.339       N/A       N/A

Ending number of AUs (000s)            13         9        12        16        34        24        70        60       N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------

Beginning AUV               (a)    $6.498    $4.502   $14.261   $14.375   $11.784   $11.559   $10.054       N/A       N/A       N/A
                            (b)    $6.209    $4.336   $13.848   $14.071   $11.628   $11.497   $10.053       N/A       N/A       N/A

Ending AUV                  (a)    $8.039    $6.498    $4.502   $14.261   $14.375   $11.784   $11.559       N/A       N/A       N/A
                            (b)    $7.621    $6.209    $4.336   $13.848   $14.071   $11.628   $11.497       N/A       N/A       N/A

Ending number of AUs (000s)             9        13        22        33        31        26        35       N/A       N/A       N/A

S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------

Beginning AUV               (a)    $9.751    $6.716   $11.319   $10.942   $10.527   $10.489    $9.955       N/A       N/A       N/A
                            (b)    $9.336    $6.482   $11.012   $10.731   $10.407   $10.453    $9.955       N/A       N/A       N/A

Ending AUV                  (a)   $12.022    $9.751    $6.716   $11.319   $10.942   $10.527   $10.489       N/A       N/A       N/A
                            (b)   $11.419    $9.336    $6.482   $11.012   $10.731   $10.407   $10.453       N/A       N/A       N/A

Ending number of AUs (000s)            66       102       101        40        25        14        11       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------

Beginning AUV               (a)    $9.380    $6.289   $12.422   $13.313   $11.473   $11.167    $9.964       N/A       N/A       N/A
                            (b)    $8.981    $6.070   $12.086   $13.057   $11.343   $11.128    $9.964       N/A       N/A       N/A

Ending AUV                  (a)   $11.129    $9.380    $6.289   $12.422   $13.313   $11.473   $11.167       N/A       N/A       N/A
                            (b)   $10.570    $8.981    $6.070   $12.086   $13.057   $11.343   $11.128       N/A       N/A       N/A

Ending number of AUs (000s)            38        54        34        34       118        22         9       N/A       N/A       N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------

Beginning AUV               (a)   $12.873    $8.324   $13.221   $12.364   $12.157   $11.060   $10.057       N/A       N/A       N/A
                            (b)   $12.325    $8.034   $12.863   $12.126   $12.019   $11.022   $10.057       N/A       N/A       N/A

Ending AUV                  (a)   $16.829   $12.873    $8.324   $13.221   $12.364   $12.157   $11.060       N/A       N/A       N/A
                            (b)   $15.985   $12.325    $8.034   $12.863   $12.126   $12.019   $11.022       N/A       N/A       N/A

Ending number of AUs (000s)            87        24         8         5         6        60         1       N/A       N/A       N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------

Beginning AUV               (a)   $11.145    $7.280   $13.097   $13.959   $12.091   $11.319   $10.040       N/A       N/A       N/A
                            (b)   $10.670    $7.026   $12.742   $13.691   $11.953   $11.280   $10.040       N/A       N/A       N/A

Ending AUV                  (a)   $13.202   $11.145    $7.280   $13.097   $13.959   $12.091   $11.319       N/A       N/A       N/A
                            (b)   $12.539   $10.670    $7.026   $12.742   $13.691   $11.953   $11.280       N/A       N/A       N/A

Ending number of AUs (000s)            26        81        30        45       137        29         0       N/A       N/A       N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------

Beginning AUV               (a)   $10.810    $8.183   $12.635   $12.828   $12.075   $11.530   $10.056       N/A       N/A       N/A
                            (b)   $10.350    $7.898   $12.292   $12.581   $11.937   $11.490   $10.056       N/A       N/A       N/A

Ending AUV                  (a)   $13.367   $10.810    $8.183   $12.635   $12.828   $12.075   $11.530       N/A       N/A       N/A
                            (b)   $12.696   $10.350    $7.898   $12.292   $12.581   $11.937   $11.490       N/A       N/A       N/A

Ending number of AUs (000s)            21        16         8        36        48        13         1       N/A       N/A       N/A

S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
---------------------------------------------------------------

Beginning AUV               (a)    $9.669    $6.043   $10.846   $13.812   $11.750   $11.497   $10.043       N/A       N/A       N/A
                            (b)    $9.257    $5.832   $10.553   $13.547   $11.616   $11.457   $10.043       N/A       N/A       N/A

Ending AUV                  (a)   $11.928    $9.669    $6.043   $10.846   $13.812   $11.750   $11.497       N/A       N/A       N/A
                            (b)   $11.329    $9.257    $5.832   $10.553   $13.547   $11.616   $11.457       N/A       N/A       N/A

Ending number of AUs (000s)            31        36        23        20        52         3         5       N/A       N/A       N/A

SGI CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
------------------------------------------------------------

Beginning AUV               (a)   $10.801    $7.857   $14.002   $12.481   $11.267   $10.041       N/A       N/A       N/A       N/A
                            (b)   $10.405    $7.629   $13.706   $12.316   $11.207   $10.040       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $12.263   $10.801    $7.857   $14.002   $12.481   $11.267       N/A       N/A       N/A       N/A
                            (b)   $11.719   $10.405    $7.629   $13.706   $12.316   $11.207       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            22        23        41        41        13         0       N/A       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

SGI CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
-------------------------------------------------------------

Beginning AUV               (a)    $9.821    $8.125   $11.783   $11.250   $10.527   $10.027       N/A       N/A       N/A       N/A
                            (b)    $9.460    $7.889   $11.534   $11.101   $10.471   $10.027       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $10.748    $9.821    $8.125   $11.783   $11.250   $10.527       N/A       N/A       N/A       N/A
                            (b)   $10.271    $9.460    $7.889   $11.534   $11.101   $10.471       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         3         7         8         4         0       N/A       N/A       N/A       N/A

SGI U.S. Long Short Momentum Fund (inception date May 1, 2003)
--------------------------------------------------------------

Beginning AUV               (a)   $14.920   $11.886   $20.340   $16.806   $15.300   $13.644   $12.498   $10.024       N/A       N/A
                            (b)   $11.601    $9.316   $16.071   $13.386   $12.284   $11.042   $10.196    $9.858       N/A       N/A

Ending AUV                  (a)   $16.361   $14.920   $11.886   $20.340   $16.806   $15.300   $13.644   $12.498       N/A       N/A
                            (b)   $12.621   $11.601    $9.316   $16.071   $13.386   $12.284   $11.042   $10.196       N/A       N/A

Ending number of AUs (000s)            16        19        19        30        17        33        33        18       N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------

Beginning AUV               (a)    $9.986    $6.508   $12.091   $11.109   $10.639   $10.463    $9.844       N/A       N/A       N/A
                            (b)    $9.543    $6.269   $11.741   $10.875   $10.498   $10.407    $9.843       N/A       N/A       N/A

Ending AUV                  (a)   $11.032    $9.986    $6.508   $12.091   $11.109   $10.639   $10.463       N/A       N/A       N/A
                            (b)   $10.459    $9.543    $6.269   $11.741   $10.875   $10.498   $10.407       N/A       N/A       N/A

Ending number of AUs (000s)            18        34         9        20        12         8         2       N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------

Beginning AUV               (a)    $9.379    $7.391   $13.712   $12.732   $10.803   $10.829    $9.887       N/A       N/A       N/A
                            (b)    $8.962    $7.119   $13.315   $12.463   $10.660   $10.771    $9.886       N/A       N/A       N/A

Ending AUV                  (a)   $10.590    $9.379    $7.391   $13.712   $12.732   $10.803   $10.829       N/A       N/A       N/A
                            (b)   $10.039    $8.962    $7.119   $13.315   $12.463   $10.660   $10.771       N/A       N/A       N/A

Ending number of AUs (000s)            12        36        12        60        60        11         2       N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------

Beginning AUV               (a)   $10.921    $9.435   $12.802   $14.229   $13.437   $12.561   $10.022       N/A       N/A       N/A
                            (b)   $10.436    $9.089   $12.432   $13.929   $13.259   $12.493   $10.021       N/A       N/A       N/A

Ending AUV                  (a)   $13.369   $10.921    $9.435   $12.802   $14.229   $13.437   $12.561       N/A       N/A       N/A
                            (b)   $12.673   $10.436    $9.089   $12.432   $13.929   $13.259   $12.493       N/A       N/A       N/A

Ending number of AUs (000s)             8        14        14        21        60        27        31       N/A       N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------

Beginning AUV               (a)   $10.065   $10.202   $10.229    $9.987    $9.754    $9.696    $9.810    $9.947   $10.040   $10.000
                            (b)    $9.763    $9.975   $10.083    $9.923    $9.769    $9.789    $9.984   $10.000       N/A       N/A

Ending AUV                  (a)    $9.926   $10.065   $10.202   $10.229    $9.987    $9.754    $9.696    $9.810    $9.947   $10.040
                            (b)    $9.552    $9.763    $9.975   $10.083    $9.923    $9.769    $9.789    $9.984       N/A       N/A

Ending number of AUs (000s)           170       234       312       375       578       415       499       367       235        17

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)

Utilities Fund (inception date May 1, 2004)
-------------------------------------------

Beginning AUV               (a)   $13.003   $11.588   $16.687   $14.994   $12.570   $11.529   $10.058       N/A       N/A       N/A
                            (b)   $12.426   $11.162   $16.204   $14.678   $12.403   $11.467   $10.057       N/A       N/A       N/A

Ending AUV                  (a)   $13.705   $13.003   $11.588   $16.687   $14.994   $12.570   $11.529       N/A       N/A       N/A
                            (b)   $12.992   $12.426   $11.162   $16.204   $14.678   $12.403   $11.467       N/A       N/A       N/A

Ending number of AUs (000s)            21        23        37        53        78       141       196       N/A       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:

Global Technology Portfolio
---------------------------

Beginning AUV               (a)    $6.295    $3.938    $6.698    $5.893    $5.077    $4.769    $4.658    $3.472    $5.162    $6.730
                            (b)   $12.913    $8.142   $13.962   $12.382   $10.753   $10.183   $10.026    $9.857       N/A       N/A

Ending AUV                  (a)    $7.144    $6.295    $3.938    $6.698    $5.893    $5.077    $4.769    $4.658    $3.472    $5,162
                            (b)   $14.537   $12.913    $8.142   $13.962   $12.382   $10.753   $10.183   $10.026       N/A       N/A

Ending number of AUs (000s)            68       108       117       184       200       216       263       298       299       412

-----------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:

Value Portfolio (inception date May 1, 2003)
--------------------------------------------

Beginning AUV               (a)   $15.674   $10.936   $19.684   $20.971   $18.368   $16.249   $13.744   $10.000       N/A       N/A
                            (b)   $11.133    $7.830   $14.208   $15.259   $13.471   $12.013   $10.243    $9.911       N/A       N/A

Ending AUV                  (a)   $17.630   $15.674   $10.936   $19.684   $20.971   $18.368   $16.249   $13.744       N/A       N/A
                            (b)   $12.423   $11.133    $7.830   $14.208   $15.259   $13.471   $12.013   $10.243       N/A       N/A

Ending number of AUs (000s)            73        86       102       204       221       196       183        55       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

VAN ECK VIP TRUST:

Global Bond Fund
----------------

Beginning AUV               (a)   $16.417   $15.709   $15.376   $14.214   $13.537   $14.156   $13.153   $11.288    $9.409   $10.057
                            (b)   $12.255   $11.820   $11.663   $10.869   $10.434   $10.998   $10.301   $10.077       N/A       N/A

Ending AUV                  (a)   $17.192   $16.417   $15.709   $15.376   $14.214   $13.537   $14.156   $13.153   $11.288    $9.409
                            (b)   $12.731   $12.255   $11.820   $11.663   $10.869   $10.434   $10.998   $10.301       N/A       N/A

Ending number of AUs (000s)            74        88       152       272       180       240       252       295       489       152

Global Hard Assets Fund
-----------------------

Beginning AUV               (a)   $29.729   $19.137   $36.025   $25.135   $20.474   $13.689   $11.197    $7.827    $8.170    $9.253
                            (b)   $26.663   $17.301   $32.832   $23.093   $18.961   $12.778   $10.536   $10.092       N/A       N/A

Ending AUV                  (a)   $37.886   $29.729   $19.137   $36.025   $25.135   $20.474   $13.689   $11.197    $7.827    $8.170
                            (b)   $33.709   $26.663   $17.301   $32.832   $23.093   $18.961   $12.778   $10.536       N/A       N/A

Ending number of AUs (000s)            57        69        95       152       126       188       150       210       245       106

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------

Beginning AUV               (a)   $10.200    $9.084   $10.601   $10.332    $9.643    $9.759    $9.926   $10.000       N/A       N/A
                            (b)    $9.739    $8.743   $10.285   $10.106    $9.507    $9.698    $9.944   $10.009       N/A       N/A

Ending AUV                  (a)   $10.558   $10.200    $9.084   $10.601   $10.332    $9.643    $9.759    $9.926       N/A       N/A
                            (b)   $10.001    $9.739    $8.743   $10.285   $10.106    $9.507    $9.698    $9.944       N/A       N/A

Ending number of AUs (000s)            29        40        53        89        81        18        10        20       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:

Discovery Fund (inception date April 8, 2005)
---------------------------------------------

Beginning AUV               (a)   $11.754    $8.495   $15.484   $12.838   $11.355    $9.904       N/A       N/A       N/A       N/A
                            (b)   $11.316    $8.245   $15.149   $12.661   $11.289    $9.903       N/A       N/A       N/A       N/A

Ending AUV                  (a)   $15.710   $11.754    $8.495   $15.484   $12.838   $11.355       N/A       N/A       N/A       N/A
                            (b)   $15.005   $11.316    $8.245   $15.149   $12.661   $11.289       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           354       319       378       499       600       720       N/A       N/A       N/A       N/A

Opportunity Fund
----------------

Beginning AUV               (a)   $17.499   $12.012   $20.336   $19.341   $17.478   $16.428   $14.093   $10.431   $14.455   $15.224
                            (b)   $12.163    $8.416   $14.363   $13.771   $12.544   $11.885   $10.277    $9.935       N/A       N/A

Ending AUV                  (a)   $21.355   $17.499   $12.012   $20.336   $19.341   $17.478   $16.428   $14.093   $10.431   $14.455
                            (b)   $14.725   $12.163    $8.416   $14.363   $13.771   $12.544   $11.885   $10.277       N/A       N/A

Ending number of AUs (000s)           193       200       243       316       461       579       727       801     1,132     1,227

NOTES:

* - Riders began December 5, 2003.

NOTES:

(a)   Standard contract with lowest annual mortality and expense fee of 1.40%.

(b) Standard contract plus guaranteed withdrawal benefit (2 yr) and guaranteed minimum income benefit with highest annual mortality and expense fee of 2.20%.

                                   APPENDIX C

      Deductions for Taxes -- Qualified and Nonqualified Annuity Contracts

                                                     Upon Upon
State                                             Premium Payment   Annuitization   Nonqualified   Qualified
-----                                             ---------------   -------------   ------------   ---------
California .....................................                          X             2.35%         0.50%

Maine ..........................................         X                              2.00%(1)

Nevada .........................................                          X             3.50%

South Dakota ...................................         X                              1.25%(2)

Texas ..........................................                          X             0.04%(3)      0.04%

West Virginia ..................................                          X             1.00%         1.00%

Wyoming ........................................         X                              1.00%

Commonwealth of Puerto Rico ....................         X                              1.00%(4)      1.00%

NOTE: The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

           APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3--Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5--If you elect to "step-up" the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APPENDIX E --EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

      The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

      The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                                                                          $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                         $125,000
Contract Gain =                                                                                                            $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of      $125,000
death, reduced by all Equivalency Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $25,000 or $125,000 =                                                                            $25,000

Base Death Benefit = 50% x Eligible Gain =                                                                                 $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =                             40%
Initial Purchase Payment less Equivalency Withdrawals =                                                                   $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments
reduced by Withdrawals is greater than Contract Value =                                                                        N/A

Optional Gain = (40% x $100,000) =                                                                                         $40,000

Optional Death Benefit = 50% x Optional Gain =                                                                             $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                                            $32,500

Market Decrease Example

   The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                                                                          $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                         $125,000
Contract Gain =                                                                                                              $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of      $125,000
death, reduced by all Equivalency Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $0 or $125,000 =                                                                                   $0

Base Death Benefit = 50% x Eligible Gain =                                                                                   $0

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =                           40%
Initial Purchase Payment less Equivalency Withdrawals =                                                                   $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments            $21,000
reduced by Withdrawals is greater than Contract Value = $125,000 w $104,000 =

Optional Gain = 40% x $100,000 - $21,000 =                                                                                 $19,000

Optional Death Benefit = 50% - Optional Gain =                                                                             $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                                                  $9,500

                                PRIVACY NOTICE of
                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2011

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their job and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

[LOGO] Jefferson National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information..........................................................B-3
   General Information Regarding Jefferson National Life Insurance Company...B-3
   Jefferson National Life Annuity Account F.................................B-3
Certain Federal Income Tax Consequences......................................B-3
Published Ratings............................................................B-7
Administration...............................................................B-7
Annuity Provisions...........................................................B-7
Distribution.................................................................B-8
   Reduction or Elimination of the Contingent Deferred Sales Charge..........B-8
Arrangements Regarding Frequent Purchases and Redemptions....................B-8
Financial Statements.........................................................B-8

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0510) dated May 1, 2011 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                   (Signature)
--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2011, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0511

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2011. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-8

FINANCIAL STATEMENTS                                                         B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $122,000 for single filers, $179,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011). However, for single filers with modified adjusted gross income in excess of $107,000, but less than $122,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $169,000, but less than $179,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2011.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                       JEFFERSON NATIONAL LIFE
                             INSURANCE COMPANY

                       STATUTORY BASIS FINANCIAL STATEMENTS
                                  AND SUPPLEMENTAL MATERIAL
               YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                        The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                       JEFFERSON NATIONAL LIFE
                             INSURANCE COMPANY

--------------------------------------------------------------------------------
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                    YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                   CONTENTS

--------------------------------------------------------------------------------

     INDEPENDENT AUDITORS' REPORT                                       3-4

     STATUTORY BASIS FINANCIAL STATEMENTS:
        Statements of admitted assets, liabilities and capital
          and surplus                                                     5
        Statements of operations                                          6
        Statements of changes in capital and surplus                      7
        Statements of cash flows                                          8
        Notes to statutory basis financial statements                  9-49

     INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL               50

     SUPPLEMENTAL MATERIAL:
        Selected financial data                                       51-52
        Summary investment schedule
        Investment risk interrogatories
        Qualifications letter
        Internal control letter

[BDO LOGO]                         Tel:  +212 885-8000        100 Park Avenue
                                   Fax:  +212 697-1299        New York, NY 10017
                                   WWW.BDO.COM

INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2010 and 2009, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2010, 2009 and 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2010 and 2009 or the results of its operations or its cash flows for the years ended December 31, 2010, 2009 and 2008.

[BDO LOGO]

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for the years ended December 31, 2010, 2009 and 2008 in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

BDO USA, LLP

Certified Public Accountants

New York, New York

April 27, 2011

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                  2010         2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds at amortized cost                              $  238,251   $  403,382
   Preferred stock                                          20,641       26,642
   Common stock                                              8,761        3,425
   Mortgage loan trusts                                     14,417       15,328
   Mortgage loans on real estate                             1,510        1,683
   Investment in real estate                                   705          632
   Policyholder loans                                        7,961       13,910
   Cash and short-term investments                         217,679       35,739
   Intercompany note                                           952          952
   Other invested assets                                         5           --
   Derivatives                                                 106          318
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                           510,988      502,011
Accrued investment income                                    7,498        8,727
Amounts recoverable on reinsurance ceded                     2,276        1,467
Other admitted assets                                        1,218        1,229
Separate account assets                                  1,244,123    1,058,692
--------------------------------------------------------------------------------
                                                        $1,766,103   $1,572,126
================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                         $  214,197   $  422,617
   Claim reserves                                             (260)         (71)
   Accounts payable and accrued expenses                       253          147
   Payable on reinsurance                                  205,918          688
   Due to parent and affiliates                                740          301
   Asset valuation reserve                                     954          174
   Interest maintenance reserve                              3,153        2,091
   Transfers from separate accounts                         (4,071)      (5,282)
   Borrowed funds                                           66,597       63,845
   Other liabilities                                         5,494        3,019
   Separate account liabilities                          1,244,123    1,058,692
--------------------------------------------------------------------------------
      TOTAL LIABILITIES                                  1,737,098    1,546,221
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
     authorized,1,043,565 shares issued and
     outstanding                                             5,009        5,009
   Paid-in surplus                                          26,991       26,991
   Unassigned deficit                                      (11,830)      (7,659)
   Special surplus funds                                     8,835        1,564
--------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                             29,005       25,905
--------------------------------------------------------------------------------
                                                        $1,766,103   $1,572,126
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                           2010        2009        2008
-----------------------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations                $   (5,373)  $ 147,792   $ 181,411
   Net investment income                                        23,250      25,012      24,605
   Reserve adjustment on reinsurance ceded                      (6,556)     (8,264)    (14,766)
   Commission and expense allowances on reinsurance ceded        6,017       1,861       2,319
   Amortization of interest maintenance reserve                  1,142        (57)          66
   Fee income                                                    6,799       6,515       9,263
   Other revenues                                                4,329       4,583       4,895
-----------------------------------------------------------------------------------------------
      TOTAL REVENUES                                            29,608     177,442     207,793
-----------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Annuity and surrender benefits                              145,870     162,463     201,325
   Increase (decrease) in policy and contract reserves        (208,443)    (26,305)      5,118
   Other benefits                                                4,056       4,568       5,125
   Commissions                                                   2,028       2,216       3,615
   General and administrative expenses                          15,929      12,871      17,633
   Taxes, licenses and fees                                        341        (393)         66
   Net transfers to (from) separate accounts                    64,505      17,617     (16,964)
   Other expenses                                                   78          35         327
-----------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                               24,364     173,072     216,245
-----------------------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME
        TAX PROVISION AND NET REALIZED CAPITAL LOSSES            5,244       4,370      (8,452)
FEDERAL INCOME TAX PROVISION                                        --          --          --
-----------------------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS BEFORE NET REALIZED
        CAPITAL LOSSES                                           5,244       4,370      (8,452)
NET REALIZED CAPITAL LOSSES, NET OF TRANSFERS TO IMR            (7,156)     (2,991)     (6,391)
-----------------------------------------------------------------------------------------------
NET INCOME (LOSS)                                           $   (1,912)  $   1,379   $ (14,843)
===============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                             2010      2009        2008
-----------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 25,905   $23,341   $  41,081
-----------------------------------------------------------------------------------------------
Adjustments to surplus:
   Net income (loss)                                              (1,912)    1,379     (14,843)
   Change in net unrealized capital gains (losses)                   610      (688)        (70)
   Change in deferred income tax                                   2,863      (991)      2,176
   Change in nonadmitted assets                                   (4,952)      541      (3,058)
   Change in asset valuation reserve                                (780)      155       2,535
   Paid-in surplus                                                    --     3,000          --
   Change in surplus as a result of reinsurance, net of tax        7,271      (832)       (832)
   Dividends to shareholder                                           --        --      (3,648)
-----------------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                   3,100     2,564     (17,740)
-----------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 29,005   $25,905   $  23,341
===============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                         2010         2009         2008
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                                  $   (5,373)  $  147,229   $  180,814
   Net investment income                                                      23,967       23,543       25,171
   Miscellaneous income                                                       17,144       12,960       16,478
---------------------------------------------------------------------------------------------------------------
            TOTAL INCOME RECEIVED                                             35,738      183,732      222,463
---------------------------------------------------------------------------------------------------------------
   Benefit and loss related payments                                         157,358      173,946      222,402
   Net transfers to separate accounts                                         63,294       10,587      (18,050)
   Commissions, expenses paid and aggregate write-ins for
     deductions                                                               18,180       14,874       21,537
---------------------------------------------------------------------------------------------------------------
            TOTAL OPERATING EXPENSES PAID                                    238,832      199,407      225,889
---------------------------------------------------------------------------------------------------------------
            NET CASH USED IN OPERATING ACTIVITIES                           (203,094)     (15,675)      (3,426)
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
         Bonds and stocks                                                    367,475      157,295      138,950
         Mortgage loans                                                        1,322        1,218          365
         Real estate                                                             189           --           --
         Other invested assets                                                   584          264          171
         Miscellaneous proceeds                                                  318           --          468
---------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENT PROCEEDS                                        369,888      158,777      139,954
---------------------------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                                      (192,411)    (173,249)    (131,505)
      Mortgage loans                                                            (550)          --      (10,353)
      Real estate                                                               (283)        (632)          --
      Other invested assets                                                   (2,400)        (952)      (1,000)
      Miscellaneous investments                                                 (106)        (318)          --
---------------------------------------------------------------------------------------------------------------
            TOTAL COST OF INVESTMENTS ACQUIRED                              (195,750)    (175,151)    (142,858)
---------------------------------------------------------------------------------------------------------------
   Net decrease in policy loans                                                5,925        2,537          816
---------------------------------------------------------------------------------------------------------------
            NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              180,063      (13,837)      (2,088)
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
      Borrowed funds                                                           2,752       53,817       10,000
      Net deposit-type contract fund and other liabilities                        23         (822)      (1,747)
      Dividends to stockholders                                                   --           --       (3,648)
      Other cash applied                                                     202,196       (2,065)      (2,401)
      Paid-in surplus                                                             --        3,000           --
---------------------------------------------------------------------------------------------------------------
            NET CASH PROVIDED BY FINANCING ACTIVITIES AND
              MISCELLANEOUS SOURCES                                          204,971       53,930        2,204
---------------------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                                181,940       24,418       (3,310)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                          35,739       11,321       14,631
---------------------------------------------------------------------------------------------------------------
   End of year                                                            $  217,679   $   35,739   $   11,321
===============================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

1.    ORGANIZATION       Jefferson   National   Life   Insurance   Company  (the
                         "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas.
                         The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

                         The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp.("JN Financial").

                         The following states represented premiums collected in excess of 5% of total premiums in 2010, 2009 and 2008:

                                           2010      2009      2008
                         -------------------------------------------
                         Texas              14%       16%       16%
                         California         12%       10%       10%
                         Pennsylvania        6%        8%       N/A
                         Colorado            5%        7%       N/A
                         Illinois           N/A        7%       N/A
                         Florida             6%        6%        8%
                         Michigan           N/A       N/A        6%
                         Ohio               N/A       N/A        6%
                         ===========================================

                         As of December 31, 2007, JN Financial was a wholly-owned subsidiary of Inviva, Inc. ("Inviva") and JNF Holding Company, Inc. ("JNF"), collectively.
                         Effective January 3, 2008, Inviva completed a restructuring transaction whereby it exchanged $111,500 of debt ($91,500 principal and $20,000 accrued interest) for (a) cash and new debt of approximately $9,000 and $7,600, including future interest payments, respectively; and (b) a portion of its equity interest in JN Financial. The new debt resides at JN Financial, but will ultimately be serviced by the Company at an annual cost of approximately $300 to $500. On January 2, 2008, to facilitate the restructuring, the Company paid a $3,648 extraordinary distribution, which was approved by the Texas Department of Insurance. As of December 31, 2010, Inviva remains a shareholder of JN Financial through its direct and indirect investments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

2.    BASIS OF           The  statutory  basis  financial  statements  have been
      PRESENTATION       prepared   on  the   basis  of   accounting   practices
                         prescribed  or  permitted  by the Texas  Department  of
                         Insurance  (the   "Department").   Insurance  companies
                         domiciled  in Texas are  required to prepare  statutory
                         basis  financial  statements  in  accordance  with  the
                         National   Association   of  Insurance   Commissioners'
                         ("NAIC")  ACCOUNTING  PRACTICES AND  PROCEDURES  manual
                         ("NAIC   SAP"),   subject  to   certain   modifications
                         prescribed  or  permitted  by  the  Department  ("Texas
                         SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The
                         Company has no such practices.

                         Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                         o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                         o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                         o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                         o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         o bonds are carried principally at amortized cost, but at fair value for GAAP;

                         o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                         o    assets  and   liabilities   are  reported  net  of
                              reinsurance for statutory purposes and gross of reinsurance for GAAP;

                         o    premiums  from  interest   sensitive  and  annuity
                              policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                         o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                         o goodwill and other intangibles are subject to certain limitations as admitted assets;

                         o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP 91. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability; and

                         o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2010, 2009 and 2008 is as follows:


                                                                        Net income (loss)              Capital and surplus
                                                                 ------------------------------   ------------------------------
                                                                    Year ended December 31,               December 31,
                                                                 ------------------------------   ------------------------------
                                                                   2010       2009      2008        2010       2009       2008
                         --------------------------------------------------------------------------------------------------------

                         Statutory amounts                       $ (1,912)  $  1,379   $(14,843)  $ 29,005   $ 25,905   $ 23,341
                         Add (deduct) adjustments:
                            Investments                            15,817        757        694     12,772      3,006    (35,782)
                            Deferred acquisition
                               costs and valuation of
                               business acquired                   (7,850)    (1,124)    (4,534)    28,297     38,606     57,929
                            Goodwill and other
                               intangibles                             --         --         --      5,462      5,462      5,462
                            Nonadmitted assets                         --         --         --      2,605        558         --
                            Policy reserves                         2,440        585      5,861     (4,908)    (7,374)    (7,939)
                            Deferred taxes                             --         --       (863)        --         --         --
                            Ceding commissions                     (5,138)      (832)      (832)        --         --         --
                            Other                                      91        (94)        --          3          2         29
                         --------------------------------------------------------------------------------------------------------
                         GAAP-basis amounts                      $  3,448   $    671   $(14,517)  $ 73,236   $ 66,165   $ 43,040
                         ========================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

3.    SUMMARY OF         INVESTMENTS
      SIGNIFICANT
      ACCOUNTING
      POLICIES           BONDS - Bonds not in default  are  generally  stated at
                         amortized  cost  using the  interest  method or at fair
                         value for NAIC rated 6 securities.  All other bonds are
                         stated at the lower of  amortized  cost or fair  value.
                         Mortgage-backed  securities and  structured  securities
                         not in default are stated at amortized cost, net of any
                         other  than  temporary  impairment,  or  the  lower  of
                         amortized   cost   or   fair   value.   Mortgage-backed
                         securities  are  adjusted  for  changes  in  prepayment
                         assumptions   using  the  retrospective   method.   The
                         retrospective  method is used to value  all  securities
                         except for interest only securities or securities where
                         the yield had become  negative;  these are valued using
                         the  prospective  method.  Prepayment  assumptions  for
                         loan-backed   bonds  and  structured   securities  were
                         obtained  from the broker at the date of  purchase  and
                         are  updated   semi-annually   based  on  market  rate.
                         Mortgage-backed  and  structured  securities in default
                         are valued at the lower of  amortized  cost (net of any
                         other  than  temporary   impairments)  or  undiscounted
                         estimated   future   cash  flows.   Investment   market
                         valuations are prescribed by the NAIC.

                         Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                         PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through
                         3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         POLICY LOANS - Policy loans are reported at unpaid balances.

                         SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                         MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

                         MORTGAGE  LOANS ON REAL  ESTATE -  Mortgage  loans  are
                         reported at unpaid principal balances, less any discounts and allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DERIVATIVES - At December 31, 2010, the Company held S&P puts with a notional amount of $12,300, a cost of $488 and a market value of $106. At December 31, 2009, the Company held S&P puts with a notional amount of $10,000, a cost of $821 and a market value of $318. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company uses hedge accounting and reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations. The total realized loss due to market value changes, sales and expirations in 2010 was $914. In 2009, the Company reported the unrealized loss of $503 as a change in unassigned surplus.

                         INTERCOMPANY NOTE - Intercompany note is a note between the Company and Jefferson National Asset Management, LLC ("JNAM"), an affiliate. The note is reported at the unpaid principal balance.

                         OTHER INVESTED ASSETS - Other invested assets at December 31, 2010 represent investments in a hedge fund and a limited partnership interest. The hedge fund is comprised of asset-backed and mortgage-backed securities. The partnership wholly owns an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. Both positions are reported as the Company's share of underlying equity of the investee. The partnership has been nonadmitted for statutory reporting purposes as of December 31, 2010.

                         REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at time of foreclosure.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                         ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                         NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                         SPECIAL SURPLUS FUNDS

                         Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                         POLICY AND CONTRACT RESERVES

                         Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                         LIFE RESERVES

                         Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                         The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                         ANNUITY RESERVES

                         Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

                         Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.25% to 13.25%), in accordance with Department regulations.

                         Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         BORROWED FUNDS

                         The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2010, the Company owned $3,833 of FHLB capital stock and has pledged collateral of $65,163 in carrying value of RMBS securities. At December 31, 2009, the Company owned $3,425 of FHLB common stock and had pledged RMBS with a fair value of $66,620 as collateral. As of December 31, 2010, the Company had drawn $77,000 in FHLB advances with an unpaid balance of $66,467 as of December 31, 2010. As of December 31, 2009, the Company had drawn $67,000 in FHLB advances with an unpaid balance of $63,706. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

                         REINSURANCE

                         Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                         FEDERAL INCOME TAX

                         The Federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DEFERRED INCOME TAXES

                         Deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                         SEPARATE ACCOUNT ASSETS/LIABILITIES

                         Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                         PREMIUMS AND ANNUITY CONSIDERATIONS

                         Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                         FEE INCOME

                         Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         GENERAL AND ADMINISTRATIVE EXPENSES

                         General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

                         ESTIMATES

                         The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

4.    INVESTMENTS        FIXED MATURITY AND EQUITY SECURITIES

                         The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2010 are as follows:

                                                                         Gross unrealized       NAIC
                                                          Amortized   ---------------------    market
                                                            cost        Gains      Losses       value
                         -------------------------------------------------------------------------------
                         Fixed maturities:
                            U.S. Treasury                 $   8,244   $     388   $      --   $   8,632
                            States and political
                               subdivisions                  15,761         142        (708)     15,195
                            Corporate bonds                 113,321       6,785        (881)    119,225
                            Mortgage-backed
                               securities:
                                  U.S. government
                                     agencies                16,970       1,529          (2)     18,497
                                  Corporate                  83,955       2,543        (609)     85,889
                         -------------------------------------------------------------------------------
                                                            238,251      11,387      (2,200)    247,438
                         Preferred stock                     20,641          23        (472)     20,192
                         Common stock                         8,833          --         (72)      8,761
                         -------------------------------------------------------------------------------
                         Total                            $ 267,725   $  11,410   $  (2,744)  $ 276,391
                         ===============================================================================

                         The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2009 are as follows:

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                         Gross unrealized       NAIC
                                                          Amortized   ---------------------    market
                                                            cost        Gains      Losses       value
                         -------------------------------------------------------------------------------
                         Fixed maturities:
                            U.S. Treasury                 $  12,428   $     533   $      (5)  $  12,956
                            States and political
                               subdivisions                   1,036          16         (11)      1,041
                            Corporate bonds                 201,326       8,834      (5,530)    204,630
                            Mortgage-backed
                               securities:
                                  U.S. government
                                     agencies                58,951       3,331         (13)     62,269
                                  Corporate                 129,641       2,463      (5,915)    126,189
                         -------------------------------------------------------------------------------
                                                            403,382      15,177     (11,474)    407,085
                         Preferred stock                     26,642           2      (5,111)     21,533
                         Common stock                         3,425          --          --       3,425
                         -------------------------------------------------------------------------------
                         Total                            $ 433,449   $  15,179   $ (16,585)  $ 432,043
                         ===============================================================================

                         As of December 31, 2010 and 2009, the Company had fixed maturity securities with a statement value of $13,044 and $13,159, respectively, on deposit with various state regulatory agencies.

                         The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2010 are as follows:

                                                                      Amortized   NAIC market
                                                                        cost        value
                         ---------------------------------------------------------------------
                         Due in one year or less                       $  4,993      $  5,076
                         Due after one year through five years           38,611        39,830
                         Due after five years through ten years          63,945        68,614
                         Due after ten years                             29,777        29,532
                         Mortgage-backed securities                     100,925       104,386
                         ---------------------------------------------------------------------
                         Total                                         $238,251      $247,438
                         =====================================================================

                         Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                         For the years ended December 31, 2010, 2009 and 2008, proceeds from the sales and maturities of fixed maturity securities were $367,475, $157,295, and $138,950, respectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Net realized capital gains, losses and other than temporarily impairments for 2010, 2009 and 2008 are as follows:

                         YEAR ENDED DECEMBER 31, 2010
                         ------------------------------------------------------------------------------------
                                                                 Net           Net     Other than
                                                              realized      realized    temporary
                                                            capital gains    losses    impairment     Total
                         ------------------------------------------------------------------------------------
                         Bonds                                 $ 16,100     $(1,116)    $(1,186)    $ 13,798
                         Preferred stocks                            --         (49)     (5,000)      (5,049)
                         Common stocks                               --         (10)         --          (10)
                         Mortgage loans                              --          --        (349)        (349)
                         Derivatives                                 --        (914)         --         (914)
                         Real estate                                 --         (21)         --          (21)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                           16,100      (2,110)     (6,535)       7,455
                         Transfer from IMR                      (14,611)         --          --      (14,611)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                         $  1,489     $(2,110)    $(6,535)    $ (7,156)
                         ====================================================================================

                         YEAR ENDED DECEMBER 31, 2009
                         ------------------------------------------------------------------------------------
                                                                 Net           Net     Other than
                                                              realized      realized    temporary
                                                            capital gains    losses    impairment     Total
                         ------------------------------------------------------------------------------------
                         Bonds                                 $ 3,198      $(1,926)    $(2,294)    $(1,022)
                         Preferred stocks                           91          (14)         --          77
                         Common stocks                             232           --          --         232
                         Mortgage loans                             --           --        (281)       (281)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                           3,521       (1,940)     (2,575)       (994)
                         Transfer from IMR                      (1,997)          --          --      (1,997)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                         $ 1,524      $(1,940)    $(2,575)    $(2,991)
                         ====================================================================================

                         YEAR ENDED DECEMBER 31, 2008
                         ------------------------------------------------------------------------------------
                                                                                       Other than
                                                                Gross         Gross     temporary
                                                                gains        losses    impairment     Total
                         ------------------------------------------------------------------------------------
                         Bonds                                  $2,403      $    --     $(6,837)     $(4,434)
                         Preferred stocks                           18       (2,598)         --       (2,580)
                         Common stocks                              69           --          --           69
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                           2,490       (2,598)     (6,837)      (6,945)
                         Transfer to IMR                            --          554          --          554
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                          $2,490      $(2,044)    $(6,837)     $(6,391)
                         ====================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         At December 31, 2010 and 2009, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $4,427 and $12,786, respectively, with an aggregate fair value of $4,279 and $8,870, respectively. Those holdings amounted to 1.9% and 3.2% of the Company's investments in bonds at December 31, 2010 and 2009, respectively, and 0.8% and 2.5% of the Company's total admitted assets at December 31, 2010 and 2009, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                         DERIVATIVES

                         At December 31, 2010, the Company held S&P puts with a notional amount of $12,300, a cost of $488 and a market value of $106. At December 31, 2009, the Company held S&P puts with a notional amount of $10,000, a cost of $821 and a market value of $318. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company uses hedge accounting and reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the Statements of Operations. The total realized loss due to market value changes, sales and expirations in 2010 was $914. In 2009, the Company reported the unrealized loss of $503 as a change in unassigned surplus.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         NET INVESTMENT INCOME

                         Net investment income for the years ended December 31, 2010, 2009 and 2008, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                2010      2009      2008
                         ----------------------------------------------------------------
                         Bonds                               $22,669   $23,953   $22,025
                         Preferred stocks                        540       549       735
                         Common stock                             13         5         1
                         Mortgage loans on real estate         1,047     1,111       972
                         Policy loans                            791       946     1,021
                         Cash and short-term investments           3        51       567
                         Other invested assets                   428        55        30
                         Miscellaneous investment income         286        24       114
                         ----------------------------------------------------------------
                            Total gross investment income     25,777    26,694    25,465
                         Investment expense                     (913)     (587)     (820)
                         Interest expense                     (1,614)   (1,095)      (40)
                         ----------------------------------------------------------------
                         Net investment income               $23,250   $25,012   $24,605
                         ================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         There was no accrued investment income excluded from surplus during 2010, 2009 and 2008.

                         ANALYSIS  OF  UNREALIZED   LOSSES  ON  FIXED   MATURITY
                         SECURITIES

                         The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                         The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                         (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                         Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2010 and 2009 follows:

                         DECEMBER 31, 2010
                         -----------------------------------------------------------------------------------------------------
                                                           Less than 12 months -    12 months or more -
                                                                 at a loss               at a loss                Total
                                                          ----------------------   --------------------   --------------------
                                                             NAIC                    NAIC                   NAIC
                                                            market    Unrealized    market   Unrealized    market   Unrealized
                                                            value       losses      value      losses      value      losses
                         -----------------------------------------------------------------------------------------------------
                         Fixed maturities:
                            States and political
                              subdivisions                 $ 9,360     $  (445)    $ 2,186    $  (263)    $11,546    $  (708)
                            Corporate bonds                 22,959        (633)      3,786       (248)     26,745       (881)
                            Mortgage-backed securities:
                              U.S. government agencies          25          --          73         (2)         98         (2)
                              Corporate                      6,134         (40)      2,898       (569)      9,032       (609)
                         -----------------------------------------------------------------------------------------------------
                         Total debt securities              38,478      (1,118)      8,943     (1,082)     47,421     (2,200)
                         Preferred stock                       179          (1)     19,709       (471)     19,888       (472)
                         Common stock                        4,928         (72)         --         --       4,928        (72)
                         -----------------------------------------------------------------------------------------------------
                         Total                             $43,585     $(1,191)    $28,652    $(1,553)    $72,237    $(2,744)
                         =====================================================================================================
                         Number of positions held                           40                     18                     58
                         =====================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DECEMBER 31, 2009
                         -----------------------------------------------------------------------------------------------------
                                                           Less than 12 months -    12 months or more -
                                                                 at a loss               at a loss                Total
                                                          ----------------------   --------------------   --------------------
                                                             NAIC                    NAIC                   NAIC
                                                            market    Unrealized    market   Unrealized    market   Unrealized
                                                            value       losses      value      losses      value      losses
                         -----------------------------------------------------------------------------------------------------
                         Fixed maturities:
                            U.S. Treasury                  $   496     $    (5)    $    --    $     --    $    496   $     (5)
                            States and political
                              subdivisions                     565         (11)         --          --         565        (11)
                            Corporate bonds                 29,570        (683)     15,501      (4,847)     45,071     (5,530)
                            Mortgage-backed securities:
                              U.S. government agencies         515          (9)         84          (4)        599        (13)
                              Corporate                     33,147      (1,097)     24,112      (4,818)     57,259     (5,915)
                         -----------------------------------------------------------------------------------------------------
                         Total debt securities              64,293      (1,805)     39,697      (9,669)    103,990    (11,474)
                         Preferred stock                      --          --        21,487      (5,111)     21,487     (5,111)
                         -----------------------------------------------------------------------------------------------------
                         Total                             $64,293     $(1,805)    $61,184    $(14,780)   $125,477   $(16,585)
                         =====================================================================================================
                         Number of positions held                           46                      62                    108
                         =====================================================================================================

5.    POLICY AND CLAIM   As of  December  31,  2010 and 2009,  the  Company  had
      RESERVES           $2,420,549 and $2,653,717,  respectively, of individual
                         and group life insurance in force. On $269,988 and $302,888 of insurance in force as of December 31, 2010 and 2009, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,494 and $2,851 at December 31, 2010 and 2009, respectively. The Company has ceded 100% of its life reserves at December 31, 2010 and 2009.

                         Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                         GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                         At December 31, 2010, the Company had the following with guaranteed benefits:

                         Benefit and type     Subjected                      Reinsurance
                              of risk       account value   Gross reserve   reserve credit
                         -----------------------------------------------------------------
                         GMDB                 $480,932         $24,368         $19,336
                         GMIB                   18,826             649               6
                         GMWB                    3,432               1              --
                         =================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         At December 31, 2009, the Company had the following with guaranteed benefits:

                         Benefit and type     Subjected                       Reinsurance
                         of risk            account value   Gross reserve   reserve credit
                         ------------------------------------------------------------------
                         GMDB               $     492,959   $      25,983   $       20,575
                         GMIB                      18,702             748               15
                         GMWB                       3,575               4               --
                         ==================================================================

                         The following table provides information on the GMDB features outstanding at December 31, 2010 and 2009. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2010 and 2009 is as follows:

                                                                              2010         2009
                         --------------------------------------------------------------------------
                                                                           (in the event of death)
                         Return of net deposit:
                            Account value                                  $  273,437   $  279,100
                            Net amount at risk                                 28,651       41,920
                            Average attained age of contract holders               53           52
                         Return of net deposits plus a minimum return         200,363      205,924
                         Net amount at risk                                   146,829      169,726
                         Average attained age of contract holders                  62           61
                         Guaranteed minimum return                                  5%           5%
                         Highest specified anniversary account value
                            minus:
                              Withdrawals post-anniversary:
                                Account value                                   7,132        7,935
                                Net amount at risk                              1,372        2,221
                                Average attained age of contract holders           62           61
                         ==========================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $18,161 and $18,205 at December 31, 2010 and 2009, respectively.

                         GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                         Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2010 and 2009 are as follows:

                                                                2010        2009
                         ----------------------------------------------------------
                         Asset type:
                            Domestic equity                  $ 245,750   $ 245,814
                            International equity                48,480      50,683
                            Bonds                               46,820      44,628
                            Balanced bond/equity                19,938      22,363
                         ----------------------------------------------------------
                              Total                            360,988     363,488
                         Money market                           38,515      47,148
                         ----------------------------------------------------------
                              Total                          $ 399,503   $ 410,636
                         ==========================================================
                         Percent of total variable annuity
                            separate account values               32.1%       38.8%
                         ==========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         At December 31, 2010, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                2010
                                                                      -------------------------
                                                                         Amount     % of total
                         ----------------------------------------------------------------------
                         A. Subject to discretionary withdrawal:
                            1.  With market value adjustment          $       623           --%
                            2.  At book value less current
                                surrender charge of 5% or more              9,918           .6
                            3.  At fair value                           1,239,213         72.3
                         ----------------------------------------------------------------------
                            4.  Total with adjustment or at fair
                                value                                   1,249,754         72.9
                            5.  At book value without adjustment
                                (minimal or no charge or
                                adjustment)                               436,709         25.4
                         B. Not subject to discretionary withdrawal        28,482          1.7
                         ----------------------------------------------------------------------
                         C. Total (gross: direct + assumed)             1,714,945        100.0
                         D. Reinsurance ceded                            (266,589)          --
                         ----------------------------------------------------------------------
                         E. Total (net) (C) + (D)                     $ 1,448,356        100.0%
                         ======================================================================

6.    FAIR VALUES OF     The estimated fair values of financial instruments have
      FINANCIAL          been determined by using available  market  information
      INSTRUMENTS        and  the  valuation   methodologies   described  below.
                         Considerable judgment is often required in interpreting
                         market  data  to  develop   estimates  of  fair  value.
                         Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Amounts related to the Company's financial instruments as of December 31, 2010 are as follows:

                                                           Carrying value   Fair value
                         --------------------------------------------------------------
                         ADMITTED ASSETS
                         Bonds                             $      238,251   $  247,438
                         Preferred stocks                          20,641       20,192
                         Common stocks                              8,761        8,761
                         Cash and short-term investments          217,679      217,679
                         Mortgage loan trusts                      14,417       14,417
                         Mortgage loans on real estate              1,510        1,510
                         Real estate                                  705          705
                         Policy loans                               7,961        7,961
                         Derivatives                                  106          106
                         Intercompany note                            952          952
                         ==============================================================
                         LIABILITIES
                         Policy and contract reserves      $      214,197   $  215,291
                         FHLB advances                             66,597       66,597
                         ==============================================================

                         Amounts related to the Company's financial instruments as of December 31, 2009 are as follows:

                                                           Carrying value   Fair value
                         --------------------------------------------------------------
                         ADMITTED ASSETS
                         Bonds                             $      403,382   $  407,085
                         Preferred stocks                          26,642       21,533
                         Common stocks                              3,425        3,425
                         Cash and short-term investments           35,739       35,739
                         Mortgage loan trusts                      15,328       15,328
                         Mortgage loans on real estate              1,683        1,683
                         Real estate                                  632          632
                         Policy loans                              13,910       13,910
                         Derivatives                                  318          318
                         Intercompany note                            952          952
                         ==============================================================
                         LIABILITIES
                         Policy and contract reserves      $      422,617   $  422,463
                         FHLB advances                             63,845       63,845
                         ==============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         COMMON STOCK

                         Common stock is comprised of securities which represent a residual ownership in a corporation and are reported at fair value. The related unrealized gains (losses) are reported as a component of unassigned surplus along with any adjustment for Federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of the common stock is written down and a realized loss is recognized.

                         BONDS AND EQUITY SECURITIES

                         Fair value for bonds and equity securities is determined by reference to market prices quoted by the NAIC, broker, third-party pricing sources, or modeling using discounted cash flows.

                         CASH AND SHORT-TERM INVESTMENTS

                         The carrying value for cash and short-term  investments
                         approximates   fair   values  due  to  the   short-term
                         maturities of these instruments.

                         POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

                         The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

                         POLICY AND CONTRACT RESERVES

                         Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                         The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

                         REAL ESTATE

                         The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DERIVATIVES

                         The estimated  fair value of  derivatives is determined
                         by   broker/dealers   that   make   markets   in   such
                         instruments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

7.    FAIR VALUE         Assets  and  liabilities  measured  at fair  value on a
      MEASUREMENTS       recurring basis are as follows:

                                    Description                         Level 1      Level 2     Level 3       Total
                         -----------------------------------------------------------------------------------------------
                         ASSETS
                         Investment securities, available for sale:
                            Preferred stock                           $       612   $      50   $      --   $       662
                            Fixed income                                       --     239,764      27,204       266,968
                            Common stock                                    3,833          --       4,928         8,761
                            Derivatives                                        --         106          --           106
                            Separate account assets                     1,244,123          --          --     1,244,123
                         -----------------------------------------------------------------------------------------------
                                                                      $ 1,248,568   $ 239,920   $  32,132   $ 1,520,620
                         ===============================================================================================
                         LIABILITIES
                         Separate account liabilities                 $ 1,244,123   $      --   $      --   $ 1,244,123
                         ===============================================================================================

                         Assets measured at fair value on a recurring basis using significant unobservable inputs are as follows:

                                                                                 Total gains  Total gains
                                      Balance at                                  (losses)     (losses)     Purchases,  Balance at
                                      January 1,  Transfers into  Transfers out  included in  included in   sales and  December 31,
                                         2010         Level 3      of - Level 3     income      surplus    settlements     2010
                         -----------------------------------------------------------------------------------------------------------
                         Fixed income $   25,635  $           --  $        (166) $        --  $   (29,162) $    30,897 $     27,204
                         Common stock         --              --             --           --          (72)       5,000        4,928
                         ===========================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

                         0 Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

                         0 Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

                         0 Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

8.    REINSURANCE        In 2002,  the  Company  reinsured  100% of its life and
                         accident  and  health   business  to  Protective   Life
                         Insurance Company  ("Protective"),  Washington National
                         Insurance  Company  ("WNIC") and Conseco Life Insurance
                         Co.   of  Texas   ("Conseco").   The   total   reserves
                         transferred  under these  agreements  were $342,140 and
                         $360,273  for the years  ended  December  31,  2010 and
                         2009, respectively. As part of these transactions,  the
                         Company  also  transferred  the related IMR balance and
                         received  ceding   commissions.   The  gains  on  these
                         transactions  were  recorded as an increase to surplus,
                         as special surplus funds, net of tax. Protective,  WNIC
                         and  Conseco   provide  for  full  servicing  of  these
                         policies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                         The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $19,059 and $20,234 of its $19,059 and $20,234, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2010 and 2009, respectively.

                         In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $197,317 as of December 31, 2010. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

                         The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Neither JN Financial nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2010 and 2009 were approximately $193 and $267, respectively.

                         No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2010 and 2009, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                         Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                           2010        2009        2008
                         -----------------------------------------------------------------
                         Premiums, annuity and fund
                            deposits                    $ 231,115   $  35,686   $  39,621
                         Policyholder benefits             47,505      41,303      44,913
                         Change in insurance and
                            annuity reserves              178,224     (24,506)      4,332
                         Policy and contract reserves     608,570     430,557     455,194
                         =================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                         On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. As of December 31, 2010, the balance of annuity business ceded to SRUS was approximately $53,000 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

                         There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2010, 2009 and 2008. During 2010, 2009 and 2008, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2010, 2009 and 2008 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $154, $265 and $287 as of December 31, 2010, 2009 and 2008, respectively):

                         YEAR ENDED DECEMBER 31,          2010       2009       2008
                         -------------------------------------------------------------
                         Short duration contracts:
                            Direct premiums          $   5,207   $  5,917   $  6,250
                            Reinsurance ceded           (5,207)    (5,917)    (6,250)
                         -------------------------------------------------------------
                                Total premiums       $      --   $     --   $     --
                         =============================================================
                         Long duration contracts:
                            Direct premiums          $ 217,331   $173,408   $209,925
                            Reinsurance assumed          3,050      3,828      4,570
                            Reinsurance ceded         (225,908)   (29,709)   (33,371)
                         -------------------------------------------------------------
                                Total premiums       $  (5,527)  $147,527   $181,124
                         =============================================================

9. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business, some of which the Company may be indemnified  for under certain
                         agreements.   Contingent   liabilities   arising   from
                         ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

                         As of  December  31,  2010 and 2009,  the  Company  has
                         estimated probable recoveries through premium tax credits to be $408 and $468, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

10.   FEDERAL INCOME     Current  income  taxes  incurred  for the  years  ended
      TAXES              December  31,  2010,  2009  and  2008  consist  of  the
                         following major components:

                         YEAR ENDED
                            DECEMBER 31,                     2010   2009   2008
                         -------------------------------------------------------
                         Income tax expense on current year
                            operating income                 $ --   $ --   $ --
                         Prior year overaccrual of tax         --     --     --
                         -------------------------------------------------------
                         Current income taxes incurred       $ --   $ --   $ --
                         =======================================================

                         As of December 31, 2010, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2010 and 2009 are as follows:

                                                                           2010                          2009
                                                              ----------------------------   -----------------------------
                         DECEMBER 31,                         Ordinary   Capital    Total    Ordinary   Capital    Total
                         -------------------------------------------------------------------------------------------------
                         Gross deferred tax assets            $ 41,092   $ 3,748   $44,840   $ 37,526   $ 2,734   $40,260
                         Gross deferred tax liabilities          3,017        --     3,017      1,300        --     1,300
                         -------------------------------------------------------------------------------------------------
                                                                38,075     3,748    41,823     36,226     2,734    38,960
                         Less: Nonadmitted deferred tax
                                  assets                        38,075     3,748    41,823     36,226     2,734    38,960
                         -------------------------------------------------------------------------------------------------
                         Net deferred tax assets              $     --   $    --   $    --   $     --   $    --   $    --
                         =================================================================================================
                         Increase (decrease) in nonadmitted
                            gross deferred tax assets         $  1,849   $ 1,014   $ 2,863   $ (2,292)  $ 1,301   $  (991)
                         =================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2010 and 2009 are as follows:

                                                                         2010                          2009
                                                            -----------------------------   -----------------------------
                         DECEMBER 31,                       Ordinary    Capital    Total    Ordinary   Capital    Total
                         ------------------------------------------------------------------------------------------------
                         DTAs resulting from book/tax
                            differences in:
                               Net operating loss
                                  carryforward              $ 24,111   $     --   $24,111   $ 23,484   $    --   $23,484
                               Capital loss carryforward          --      3,748     3,748         --     2,734     2,734
                               Insurance reserves              2,128         --     2,128      3,469        --     3,469
                               Section 807(f) reserve
                                  basis change                 4,920         --     4,920      4,914        --     4,914
                               Proxy DAC                       4,537         --     4,537      4,374        --     4,374
                               Ceding commissions              3,092         --     3,092         --        --        --
                               Investments                     2,304         --     2,304      1,285        --     1,285
                         ------------------------------------------------------------------------------------------------
                         Gross DTAs                           41,092     3,748     44,840     37,526     2,734    40,260
                         ------------------------------------------------------------------------------------------------
                         Nonadmitted DTAs                     38,075     3,748     41,823     36,226     2,734    38,960
                         ------------------------------------------------------------------------------------------------
                         DTLs resulting from book/tax
                            differences in:
                               Other                           3,017         --     3,017      1,300        --     1,300
                         ------------------------------------------------------------------------------------------------
                         Gross DTLs                            3,017         --     3,017      1,300        --     1,300
                         ------------------------------------------------------------------------------------------------
                         Net admitted deferred tax assets   $     --   $     --   $    --   $     --   $    --   $    --
                         ================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The Company has not elected to admit deferred tax assets pursuant to Statement of Statutory Accounting Principles No. 10, "Income Taxes", paragraph 10(e), for the current reporting period. The current period election does not differ from the prior reporting period.

                         The significant book to tax differences in 2010, 2009 and 2008 are as follows:

                                                              2010      2009      2008
                         -----------------------------------------------------------------
                         Statutory income (loss) before
                            taxes                            $ 5,244   $ 4,370   $ (8,452)
                         Net realized capital losses          (7,156)   (2,991)    (6,391)
                         -----------------------------------------------------------------
                               Total pre-tax statutory
                                  income (loss)              $(1,912)  $ 1,379   $(14,843)
                         =================================================================
                         Benefit/provision at Federal
                            statutory rate (35%)             $  (669)  $   483   $ (5,195)
                         -----------------------------------------------------------------
                         Reinsurance ceding commission            --      (291)      (291)
                         Amounts related to prior years          (19)       --        (38)
                         IMR/AVR                                (400)       20        (23)
                         Fines and penalties                       4         4          6
                         Nondeductible loss carryforwards         --      (773)     5,541
                         True up DTA/other                     1,084       557         --
                         -----------------------------------------------------------------
                               Total adjustments                 669      (483)     5,195
                         -----------------------------------------------------------------
                         Federal income tax benefit          $    --   $    --   $     --
                         =================================================================

                         As of December 31, 2010 and 2009, the Company had operating loss carryforwards of approximately $68,900 and $67,100, respectively, which begin to expire in 2018. As of December 31, 2010 and 2009, the Company had capital loss carryforwards of approximately $10,700 and $7,800, respectively, which begin to expire in 2011.

                         The Company files a separate life insurance company Federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

11.   RELATED PARTY      Effective  July 1, 2006,  the  Company  entered  into a
      TRANSACTIONS       service  agreement with JN Financial.  These agreements
                         covered  certain general and  administrative  expenses.
                         During  2010,  2009 and  2008,  operating  expenses  of
                         $14,968,  $11,810  and  $16,555,   respectively,   were
                         charged to the Company and are reflected in the accompanying statutory basis statements of operations.
                         Amounts due to JN Financial were $740 and $301 at December 31, 2010 and 2009, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                         Effective  May  2003,  the  Company  entered  into  two
                         servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2010, 2009 and 2008 under these agreements was $1,258, $1,294 and $2,697, respectively.

                         Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

                         Effective January 2007, JN Financial received ownership of JNF Asset Management, LLC ("JNFAM"), via a transfer for an affiliate. JNFAM was formed to manage assets, either the Company's or third parties, should opportunities arise in the future. On March 31, 2009, JNFAM issued a promissory note to the Company for $951,789. The promissory note is guaranteed by JN Financial. The promissory note provides that interest payments be made quarterly and the principal balance of the note shall be due and payable in full on March 31, 2014. Interest income earned on the note in 2010 was $57,440.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The  Company  has not  made  any  other  guarantees  or
                         undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                         During 2010 and 2009, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12.   SEPARATE ACCOUNTS  Separate account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010 and 2009 are as follows:

                         YEAR ENDED DECEMBER 31,                        2010                     2009
                         ---------------------------------------------------------------------------------------
                                                               Separate                  Separate
                                                               accounts       Non-       accounts       Non-
                                                                 with      guaranteed      with      guaranteed
                                                              guarantees    separate    guarantees    separate
                                                              nonindexed    accounts    nonindexed    accounts
                         ---------------------------------------------------------------------------------------
                         Premiums, deposits and other
                            considerations                    $       --   $  186,610   $       --   $  142,357
                         =======================================================================================
                         For accounts with assets at market
                            value                             $      605   $1,239,448   $      657   $1,052,753
                         =======================================================================================
                         Reserves for separate accounts by
                            withdrawal characteristics:
                               Subject to discretionary
                                  withdrawal:
                                     With market value
                                        adjustment            $      605   $       --   $      657   $       --
                                     At market value                  --    1,237,378           --    1,050,739
                               Not subject to discretionary
                                  withdrawal                          --        2,070           --        2,014
                         ---------------------------------------------------------------------------------------
                               Total separate account
                                  liabilities                 $      605   $1,239,448   $      657   $1,052,753
                         =======================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2010, 2009 and 2008 are as follows:

                         YEAR ENDED DECEMBER 31,                          2010        2009         2008
                         -------------------------------------------------------------------------------
                         Transfers to separate accounts              $ 186,604   $ 142,466   $  174,976
                         Transfers from separate accounts              123,517     126,131      193,182
                         -------------------------------------------------------------------------------
                         Net transfers to (from) separate accounts   $  63,087   $  16,335   $  (18,206)
                         ===============================================================================

13.   EMPLOYEE BENEFITS  The Company  provides  certain life insurance  benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $352 and $572 at December 31, 2010 and 2009, respectively, and was included in other liabilities. The expenses for these plans were $68 and $15 at December 31, 2010 and 2009, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14.   CAPITAL AND        The maximum  amount of  dividends  which can be paid by
      SURPLUS            the  State  of  Texas  life   insurance   companies  to
                         shareholders without prior approval of the Commissioner
                         is the greater of  statutory  net gain from  operations
                         before  realized   capital  gains  or  losses  for  the
                         preceding  year or 10% of statutory  surplus as regards
                         policyholders  at the end of the  preceding  year.  Any
                         such dividend must also be paid from earned  surplus as
                         calculated by a formula created by the Texas Department
                         of  Insurance.  Statutory  net income  from  operations
                         before  realized  capital  gains or losses for 2010 was
                         $5,244. Statutory surplus with regards to policyholders
                         as of December 31, 2010 was $29,005. The Company had no
                         earned  surplus as of December  31,  2010.  The maximum
                         dividend   payout  which  may  be  made  without  prior
                         approval in 2010 is $-0-.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, 2009 and 2008, the Company meets its RBC requirements.

15.   SUBSEQUENT EVENTS  The  Company's   management  has  performed  subsequent
                         events procedures through March 31, 2011, which is the date the financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

                         On March 29, 2011, an investor purchased 5,750 shares of Series A Preferred Stock of JN Financial for $5,750. On March 31, 2011, JN Financial contributed $3,000 of capital to the Company.

16. RECONCILIATION TO The following schedule reconciles surplus as filed in ANNUAL STATEMENT the 2010 Annual Statement by the Company with the Texas
                         Department of Insurance to the accompanying financial statements:

                         PERIOD ENDING DECEMBER 31, 2010                Surplus
                         -------------------------------------------------------
                         Per annual statement                         $  31,314
                         Nonadmit limited partnership                    (2,371)
                         AVR adjustment                                      62
                         -------------------------------------------------------
                         Per the audited financial statements         $  29,005
                         =======================================================

                         The adjustment related to surplus was necessary to nonadmit an investment in a limited partnership which had not received a GAAP audit at the issue date of the Company's financial statements.

INDEPENDENT AUDITORS' REPORT ON
SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

BDO USA, LLP

Certified Public Accountants

New York, New York

April 27, 2011

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

DECEMBER 31, 2010
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     479
   Other bonds (unaffiliated)                                            22,190
   Preferred stocks (unaffiliated)                                          540
   Common stock                                                              13
   Mortgage loans on real estate                                          1,047
   Policy loans                                                             791
   Cash and short-term investments                                            3
   Other invested assets                                                    428
   Miscellaneous investment income                                          286
--------------------------------------------------------------------------------
         GROSS INVESTMENT INCOME                                      $  25,777
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity--statement value:
      Due within one year or less                                     $ 257,088
      Over 1 year through 5 years                                        89,079
      Over 5 years through 10 years                                      75,566
      Over 10 years through 20 years                                     14,187
      Over 20 years                                                      17,946
--------------------------------------------------------------------------------
         TOTAL BY MATURITY                                            $ 453,866
================================================================================

   Bonds by class--statement value:
      Class 1                                                         $ 402,233
      Class 2                                                            47,207
      Class 3                                                               554
      Class 4                                                             2,751
      Class 5                                                               967
      Class 6                                                               154
--------------------------------------------------------------------------------
         TOTAL BY CLASS                                               $ 453,866
================================================================================

Total bonds publicly traded                                           $ 423,407
Total bonds privately placed                                             30,459

Preferred stocks--statement value                                        20,641
Short-term investments--book value                                      215,615
Cash on deposit                                                           2,063
================================================================================

LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $     587
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

DECEMBER 31, 2010
----------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                                 $    67,874
   Group life                                                                     4,508

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable         2,077
   Ordinary - involving life contingencies - amount of income payable             2,452
   Group - not involving life contingencies - amount of income payable              209
   Group - involving life contingencies - amount of income payable                  510

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                          600
      Deferred - fully paid account balance                                      21,640
      Deferred - not fully paid -account balance                              1,566,884
========================================================================================

   ANNUAL STATEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE
                                     COMPANY

                           SUMMARY INVESTMENT SCHEDULE

                                                                                       Admitted Assets as Reported in the
                                                            Gross Investment Holdings           Annual Statement
                                                            -------------------------  -----------------------------------
                                                                 1            2            3                 4
                    Investment Categories                      Amount     Percentage     Amount          Percentage
--------------------------------------------------------------------------------------------------------------------------
1. Bonds:
   1.1 U.S. treasury securities .........................     8,244,042        1.606     8,244,042            1.613
   1.2 U.S. government agency obligations
       (excluding mortgage-backed securities):
       1.21 Issued by U.S. government agencies ..........             0        0.000             0            0.000
       1 22 Issued by U.S. government sponsored
            agencies ....................................             0        0.000             0            0.000
   1.3 Non-U.S. government (including Canada,
       excluding mortgaged-backed securities) ...........     2,873,210        0.560     2,873,210            0.562
   1.4 Securities issued by states, territories, and
       possessions and political subdivisions in the
       U.S.:
       1.41 States, territories and possessions
            general obligations .........................             0        0.000             0            0.000
       1.42 Political subdivisions of states,
            territories and possessions and political
            subdivisions general obligations ............             0        0.000             0            0.000
       1.43 Revenue and assessment obligations ..........    15,760,922        3.070    15,760,922            3.084
       1.44 Industrial development and similar
            obligations .................................             0        0.000             0            0.000
   1.5 Mortgage-backed securities
       (includes residential and commercial MBS):
       1.51 Pass-through securities:
            1.511 Issued or guaranteed by GNMA ..........     2,241,849        0.437     2,241,849            0.439
            1.512 Issued or guaranteed by FNMA and
                  FHLMC .................................    14,680,039        2.859    14,680,039            2.873
            1.513 All other .............................             0        0.000             0            0.000
       1.52 CMOs and REMICs:
            1.521 Issued or guaranteed by GNMA,
                  FNMA, FHLMC or VA .....................        48,297        0.009        48,297            0.009
            1.522 Issued by non-U.S. Government
                  issuers and collateralized by
                  mortgage-backed securities issued or
                  guaranteed by agencies shown in
                  Line 1.521 ............................             0        0.000             0            0.000
            1.523 All other .............................    83,954,870       16.351    83,954,870           16.430
2. Other debt and other fixed income securities
   (excluding short-term):
   2.1 Unaffiliated domestic securities (includes
       credit tenant loans and hybrid securities) .......    79,790,319       15.540    79,790,319           15.615
   2.2 Unaffiliated non-U.S. securities
       (including Canada) ...............................    30,657,607        5.971    30,657,607            6.000
   2.3 Affiliated securities ............................             0        0.000             0            0.000
3. Equity interests:
   3.1 Investments in mutual funds ......................             0        0.000             0            0.000
   3.2 Preferred stocks:
       3.21 Affiliated ..................................             0        0.000             0            0.000
       3.22 Unaffiliated ................................    20,641,470        4.020    20,641,470            4.040
   3.3 Publicly traded equity securities (excluding
       preferred stocks):
       3.31 Affiliated ..................................             0        0.000             0            0.000
       3.32 Unaffiliated ................................             0        0.000             0            0.000
   3.4 Other equity securities:
       3.41 Affiliated ..................................             0        0.000             0            0.000
       3.42 Unaffiliated ................................     8,761,393        1.706     8,761,393            1.715
   3.5 Other equity interests including tangible
       personal property under lease:
       3.51 Affiliated ..................................             0        0.000             0            0.000
       3.52 Unaffiliated ................................             0        0.000             0            0.000
4. Mortgage loans:
   4.1 Construction and land development ................             0        0.000             0            0.000
   4.2 Agricultural .....................................             0        0.000             0            0.000
   4.3 Single family residential properties .............     1,509,867        0.294     1,509,867            0.295
   4.4 Multifamily residential properties ...............             0        0.000             0            0.000
   4.5 Commercial loans .................................    14,417,390        2.808    14,417,390            2.821
   4.6 Mezzanine real estate loans ......................             0        0.000             0            0.000
5. Real estate investments:
   5.1 Property occupied by company .....................             0        0.000             0            0.000
   5.2 Property held for production of income
       (including $..........0 of property
       acquired in satisfaction of debt) ................             0        0.000             0            0.000
   5.3 Property held for sale (including $.......0
       property acquired in satisfaction of debt) .......       704,757        0.137       704,757            0.138
6. Contract loans .......................................     8,047,299        1.567     7,960,536            1.558
7. Receivables for securities ...........................             0        0.000             0            0.000
8. Cash, cash equivalents and short-term investments ....   217,678,743       42.396   217,678,743           42.600
9. Other invested assets ................................     3,433,670        0.669     1,062,589            0.208
10. Total invested assets ...............................   513,445,744      100.000   510,987,900          100.000

                                      SI01

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2010
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381            NAIC Company Code 64017            Federal
Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on
      Page 2 of this annual statement                              $ 524,350,935

2.    Ten largest exposures to a single issuer/borrower/investment.

                        1                              2                   3                4
                                                                                    Percentage of Total
                     Issuer                 Description of Exposure      Amount       Admitted Assets
      -------------------------------------------------------------   -----------   -------------------
2.01  INVESTORS GUARANTY ASSURANCE ......   PREFERRED STOCK           $20,000,000                   3.8%
2.02  WFMBS 2004-X 1A1 ..................   BOND                      $ 9,707,768                   1.9%
2.03  MASTR 2004-6 6A1 ..................   BOND                      $ 9,089,883                   1.7%
2.04  MALT 2004-10 2A1 ..................   BOND                      $ 6,600,516                   1.3%
2 05  BOAMS 2004-7 5A10 .................   BOND                      $ 5,178,685                   1.0%
2.06  CHASE 2004-S3 3A1 .................   BOND                      $ 4,934,277                   0.9%
2.07  MODERN FINL INC ...................   COMMON STOCK              $ 4,928,193                   0.9%
2.08  DISTRICT COLUMBIA REV .............   BOND                      $ 4,223,845                   0.8%
2 09  BSARM 2003-8 5A ...................   BOND                      $ 3,897,327                   0.7%
2.10  FEDERAL HOME LOAN BANK OF DALLAS ..   COMMON STOCK              $ 3,833,200                   0.7%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

      Bonds             1              2            Preferred Stocks          3           4
      ------       ------------     ------          ----------------    -----------    ------
3.01  NAIC-1 ...   $402,232,647      76.7%  3.07    P/RP-1              $        --     0.0%
3.02  NAIC-2 ...   $ 47,207,296       9.0%  3.08    P/RP-2              $   641,470     0.1%
3.03  NAIC-3 ...   $    554,276       0.1%  3.09    P/RP-3              $20,000,000     3.8%
3.04  NAIC-4 ...   $  2,750,736       0.5%  3.10    P/RP-4              $        --     0.0%
3.05  NAIC-5 ...   $    967,500       0.2%  3.11    P/RP-5              $        --     0.0%
3.06  NAIC-6 ...   $    154,000       0.0%  3.12    P/RP-6              $        --     0.0%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.


4.02  Total admitted assets held in foreign investments                    $34,498,317     6.6%

4.03  Foreign-currency-denominated investments                             $        --     0.0%

4.04  Insurance liabilities denominated in that same foreign currency      $        --     0.0%

 SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                            1                2
                                                                                                     --------------   --------------
5.01    Countries rated NAIC-1 ...................................................................   $   29,848,067             5.7%
5.02    Countries rated NAIC-2 ...................................................................   $    4,650,250             0.9%
5.03    Countries rated NAIC-3 or below ..........................................................   $                          0.0%

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                             1               2
                                                                                                     --------------   --------------
        Countries rated NAIC-1:
6.01    Country 1:  AUSTRALIA ....................................................................   $    5,245,859             1.0%
6.02    Country 2:  CANADA .......................................................................   $    4,065,633             0.8%
        Countries rated NAIC - 2:

6.03    Country 1:  MEXICO .......................................................................   $    2,732,796             0.5%
6.04    Country 2:  BRAZIL .......................................................................   $    1,917,454             0.4%
        Countries rated NAIC - 3 or below:

6.05    Country 1: ...............................................................................   $                          0.0%
6.06    Country 2: ...............................................................................   $                          0.0%

                                                                                                             1               2
                                                                                                     --------------   --------------
7.      Aggregate unhedged foreign currency exposure .............................................   $                          0.0%

8.      Aggregate  unhedged  foreign  currency  exposure   categorized  by  NAIC
        sovereign rating:

                                                                                                             1               2
                                                                                                     --------------   --------------
8.01    Countries rated NAIC-1 ...................................................................   $                          0.0%
8.02    Countries rated NAIC-2 ...................................................................   $                          0.0%
8.03    Countries rated NAIC-3 or below ..........................................................   $                          0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                             1               2
                                                                                                     --------------   --------------
        Countries rated NAIC - 1:
9.01    Country 1: ...............................................................................   $                          0.0%
9.02    Country 2: ...............................................................................   $                          0.0%
        Countries rated NAIC - 2:
9.03    Country 1: ...............................................................................   $                          0.0%
9.04    Country 2: ...............................................................................   $                          0.0%
        Countries rated NAIC - 3 or below:
9.05    Country 1: ...............................................................................   $                          0.0%
9.06    Country 2: ...............................................................................   $                          0.0%

10.     Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                      1                                             2
                                   Issuer                                      NAIC Rating                   3               4
        ------------------------------------------------------------------------------------------   --------------   --------------
10.01   SANTANDER US DEBT SA UNI ...................................               1FE               $    2,016,069             0.4%
10.02   PHILIPS ELECTRONICS NV .....................................               1FE               $    1,546,399             0.3%
10.03   RAS LAFFAN LIQ NAT GAS .....................................               1FE               $    1,343,335             0.3%
10.04   USIMINAS COMMERCIAL LTD ....................................               2FE               $    1,167,043             0.2%
10.05   TRANS-CANADA PIPELINES .....................................               1FE               $    1,070,270             0.2%
10.06   SHELL INTERNATIONAL FIN ....................................               1FE               $    1,059,760             0.2%
10.07   KOREA GAS CORP .............................................               1FE               $    1,047,499             0.2%
10.08   KOREA NATIONAL OIL CORP ....................................               1FE               $    1,026,573             0.2%
10.09   WESTPAC BANKING CORP .......................................               1FE               $    1,010,103             0.2%
10.10   DEUTSCHE BANK AG LONDON ....................................               1FE               $    1,000,240             0.2%

                                      285.1

 SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                                            1               2
                                                                                                     --------------   --------------
11.02 Total admitted assets held in Canadian investments .........................................   $                          0.0%
11.03 Canadian-currency-denominated investments ..................................................   $                          0.0%
11.04 Canadian-denominated insurance liabilities .................................................   $                          0.0%
11.05 Unhedged Canadian currency exposure ........................................................   $                          0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                                   1                                                       2                3
        ------------------------------------------------------------------------------------------   --------------   --------------
12.02   Aggregate statement value of investments with contractual sales restrictions .............   $                          0.0%
        Largest three investments with contractual sales restrictions:
12.03   ..........................................................................................   $                          0.0%
12.04   ..........................................................................................   $                          0.0%
12.05   ..........................................................................................   $                          0.0%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                   1                                                       2                3
                                                 Issuer
        ------------------------------------------------------------------------------------------   --------------   --------------
13.02   INVESTORS GUARANTY ASSURANCE .............................................................   $   20,000,000             3.8%
13.03   MODERN FINL INC ..........................................................................   $    4,928,193             0.9%
13.04   FEDERAL HOME LOAN BANK OF DALLAS .........................................................   $    3,833,200             0.7%
13.05   DB CONT CAP TRST II ......................................................................   $      237,710             0.0%
13.06   METLIFE INC ..............................................................................   $      180,000             0.0%
13.07   PRINCIPAL FINL GROUP .....................................................................   $      180,000             0.0%
13.08   ALABAMA POWER CO .........................................................................   $       43,760             0.0%
13.09   LEHMAN BROTHERS HOLDINGS .................................................................   $            0             0.0%
13.10   ..........................................................................................   $                          0.0%
13.11   ..........................................................................................   $                          0.0%

                                      285.2

  SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

       If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                           1                                                        2             3
       ------------------------------------------------------------------------------------   ------------   -----------
14.02  Aggregate statement value of investments held in nonaffiliated, privately
       placed equities ....................................................................   $ 20,000,000          3.8%
       Largest three investments held in nonaffiliated, privately placed equities:
14.03  INVESTORS GUARANTY ASSURANCE .......................................................   $ 20,000,000          3.8%
14.04  ....................................................................................   $                     0.0%
14.05  ....................................................................................   $                     0.0%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

       If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                           1                                                        2             3
       ------------------------------------------------------------------------------------   ------------   -----------
15.02  Aggregate statement value of investments held in general partnership interests .....   $                     0.0%
       Largest three investments in general partnership interests:
15.03  ....................................................................................   $                     0.0%
15.04  ....................................................................................   $                     0.0%
15.05  ....................................................................................   $                     0.0%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

       If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                           1
                      Type (Residential, Commercial, Agricultural)                                  2             3
       ------------------------------------------------------------------------------------   ------------   -----------
16.02  RESIDENTIAL ........................................................................   $    692,867          0.1%
16.03  COMMERCIAL .........................................................................   $    381,927          0.1%
16.04  COMMERCIAL .........................................................................   $    381,923          0.1%
16.05  COMMERCIAL .........................................................................   $    363,511          0.1%
16.06  COMMERCIAL .........................................................................   $    347,404          0.1%
16.07  COMMERCIAL .........................................................................   $    336,216          0.1%
16.08  COMMERCIAL .........................................................................   $    331,398          0.1%
16.09  COMMERCIAL .........................................................................   $    326,813          0.1%
16.10  COMMERCIAL .........................................................................   $    301,572          0.1%
16.11  COMMERCIAL .........................................................................   $    300,508          0.1%

                                      285.3

  SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

       Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                  Loans
                                                                                        ------------   -----------
16.12  Construction loans ...........................................................   $                     0.0%
16.13  Mortgage loans over 90 days past due .........................................   $    425,210          0.1%
16.14  Mortgage loans in the process of foreclosure .................................   $                     0.0%
16.15  Mortgage loans foreclosed ....................................................   $    282,538          0.1%
16.16  Restructured mortgage loans ..................................................   $  1,978,156          0.4%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                 Residential                  Commercial                 Agricultural
  Loan to Value                1             2             3             4             5             6
----------------         ------------   -----------   -----------   -----------   -----------   ------------
17.01  above 95% .....   $                      0.0%  $                     0.0%  $                     0.0%
17.02  91 to 95% .....   $                      0.0%  $                     0.0%  $                     0.0%
17.03  81 to 90% .....   $                      0.0%  $                     0.0%  $                     0.0%
17.04  71 to 80% .....   $                      0.0%  $ 3,684,340           0.7%  $                     0.0%
17.05  below 70% .....   $  1,509,867           0.3%  $10,733,050           2.0%  $                     0.0%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

       If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

       Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                            Description
                                                 1                                                  2             3
             ------------------------------------------------------------------------------   ------------   -----------
18.02  ....................................................................................   $                     0.0%
18.03  ....................................................................................   $                     0.0%
18.04  ....................................................................................   $                     0.0%
18.05  ....................................................................................   $                     0.0%
18.06  ....................................................................................   $                     0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No[ ]

       If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                           1                                                        2             3
       ------------------------------------------------------------------------------------   ------------   -----------
19.02  Aggregate statement value of investments held in mezzanine real estate loans: ......   $                     0.0%
       Largest three investments held in mezzanine real estate loans:
19.03  ....................................................................................   $                     0.0%
19.04  ....................................................................................   $                     0.0%
19.05  ....................................................................................   $                     0.0%

                                      285.4

  SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                    At Year End                        At End of Each Quarter
                                                                        1st Quarter          2nd Quarter        3rd Quarter
                                                   1           2             3                    4                  5
                                                --------   ---------    -----------    ----------------------   -----------
20.01  Securities lending agreements
       (do not include assets held
       as collateral for such transactions) ..  $                0.0%   $              $                        $
20.02  Repurchase agreements .................  $                0.0%   $              $                        $
20.03  Reverse repurchase agreements .........  $                0.0%   $              $                        $
20.04  Dollar repurchase agreements ..........  $                0.0%   $              $                        $
20.05  Dollar reverse repurchase agreements ..  $                0.0%   $              $                        $

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                              Owned                              written
                                                      1                  2                 3                  4
                                                --------------    ---------------    --------------    ---------------
21.01  Hedging ...............................  $                             0.0%   $                             0.0%
21.02  Income generation .....................  $                             0.0%   $                             0.0%
21.03  Other .................................  $                             0.0%   $                             0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                    At Year End                        At End of Each Quarter
                                                                        1st Quarter          2nd Quarter        3rd Quarter
                                                   1           2             3                    4                  5
                                                --------   ---------    -----------    ----------------------   -----------
22.01  Hedging ...............................  $      0         0.0%   $              $                        $
22.02  Income generation .....................  $      0         0.0%   $              $                        $
22.03  Replications ..........................  $      0         0.0%   $              $                        $
22.04  Other .................................  $      0         0.0%   $              $                        $

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                    At Year End                        At End of Each Quarter
                                                --------------------    ----------------------------------------------------
                                                                        1st Quarter          2nd Quarter        3rd Quarter
                                                   1           2             3                    4                  5
                                                --------   ---------    -----------    ----------------------   -----------
23.01  Hedging ...............................  $      0         0.0%   $              $                        $
23.02  Income generation .....................  $                0.0%   $              $                        $
23.03  Replications ..........................  $                0.0%   $              $                        $
23.04  Other .................................  $                0.0%   $              $                        $

                                      285.5

[BDO LOGO]                 Tel: +212 885-8000                100 Park Avenue
                           Fax: +212 697-1299                New York, NY 10017
                           WWW.BDO.COM

April 27, 2011

Board of Directors
Jefferson National Life Insurance Company

We have audited, in accordance with generally accepted auditing standards, the statutory financial statements of Jefferson National Life Insurance Company ("the Company") for the year ended December 31, 2010. In connection therewith, we advise you as follows:

      a. We are independent certified public accountants with respect to the Company and conform to the standards of the accounting profession as contained in the Code of Professional Conduct and pronouncements of the American Institute of Certified Public Accountants, and the Rules of Professional Conduct of the New York State Board of Public Accountancy.

      b. The engagement partner is a certified public accountant, with 24 years, of experience in public accounting and experienced in auditing insurance companies. The concurring review partner is a certified public accountant with more than 16 years of experience in public accounting and is experienced in auditing insurance companies. Most of the engagement team is experienced in auditing insurance entities and have been assigned to perform tasks commensurate with their training and experience.

      c. We understand that the Company intends to file its audited statutory financial statements and our report thereon with the Texas Department of Insurance ("the Department") and other state insurance departments in states in which the Company is licensed and that the insurance commissioners of those states will be relying on that information in monitoring and regulating the statutory financial condition of the Company.

            While we understand that an objective of issuing a report on the statutory financial statements is to satisfy regulatory requirements, our audit was not planned to satisfy all objectives or responsibilities of insurance regulators. In this context, the Company and insurance commissioners should understand that the objective of an audit of statutory financial statements in accordance with generally accepted auditing standards is to form an opinion and issue a report on whether the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus, results of operations and cash flows in conformity with accounting practices prescribed or permitted by the Department. Consequently, under generally accepted auditing standards, we have the responsibility, within the inherent limitations of the auditing process, to

[BDO LOGO]

            design our audit to obtain reasonable assurance that errors and irregularities that have a material effect on the statutory financial statements will be detected and to exercise due care in the conduct of the audit. The concept of selective testing of the data being audited, which involves judgment both as to the number of transactions to be audited and the areas to be tested, has been generally accepted as a valid and sufficient basis for an auditor to express an opinion on financial statements. Audit procedures that are effective for detecting errors, if they exist, may be ineffective for detecting irregularities. Because of the characteristics of irregularities, particularly those involving forgery and collusion, a properly designed and executed audit may not detect a material irregularity. In addition, an audit does not address the possibility that material errors or irregularities may occur in the future. Also, our use of professional judgment and the assessment of materiality for the purpose of our audit means that matters may exist that would have been assessed differently by insurance commissioners.

            It is the responsibility of the management of the Company to adopt sound accounting policies, to maintain adequate and effective system of accounts, and to establish and maintain an internal control that will, among other things, provide reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in conformity with accounting practices prescribed or permitted by the Department.

            The Insurance Commissioner should exercise due diligence to obtain whatever other information that may be necessary for the purpose of monitoring and regulating the statutory financial position of insurers and should not rely solely upon the independent auditor's report.

      d. We will retain the workpapers prepared in the conduct of our audit until the Department has filed a Report of Examination covering 2010, but not longer than seven years, and, on instructions from the Company, will make them available for review by the Department. We will also allow the Department to obtain copies of any workpapers needed for their review.

      e. The engagement partner, concurring review partner and the engagement manager are licensed by the New York Board of Public Accountancy, and are all members in good standing of the American Institute of Certified Public Accountants. The engagement partner and concurring partner have held their current positions on this engagement for one year.

[BDO LOGO]

      f. To the best of our knowledge and belief, we are in compliance with the requirements of section 7 of the NAIC's MODEL RULE REQUIRING ANNUAL AUDITED FINANCIAL REPORTS regarding qualifications of independent certified public accountants.

This letter is furnished solely for filing with the Department and other state insurance departments and is not intended to be and should not be used by anyone other than these specified parties.

Very truly yours,

BDO USA, LLP

New York, New York

[BDO LOGO]                 Tel: +212 885-8000                100 Park Avenue
                           Fax: +212 697-1299                New York, NY 10017
                           www.bdo.com

April 27, 2011

The Board of Directors
Jefferson National Life Insurance Company

In planning and performing our audit of the statutory-basis financial statements of Jefferson National Life Insurance Company (the "Company") as of and for the year ended December 31, 2010, in accordance with auditing standards generally accepted in the United States of America, we considered its internal control over financial reporting (internal control), including, when relevant, internal control over financial reporting related to derivative instruments as defined by Statement of Statutory Accounting Principles No. 86, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the statutory-basis financial statements, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we do not express an opinion on the effectiveness of the Company's internal control.

A  deficiency  in  internal  control  exists when the design or  operation  of a control  does not  allow  management  or  employees,  in the  normal  course  of performing their assigned functions, to prevent, or detect and correct misstatements on a timely basis. A significant deficiency is a deficiency, or combination of deficiencies, in internal control that is less severe than a material weakness, yet important enough to merit attention by those charged with governance. A material weakness is a deficiency, or a combination of deficiencies, in internal control, such that there is a reasonable possibility that a material misstatement of the entity's financial statements will not be prevented, or detected and corrected on a timely basis.

Our consideration of internal control was for the limited purpose described in the first paragraph and would not necessarily identify all deficiencies in internal control that might be significant deficiencies or material weaknesses. Additionally, this report is being prepared consistent with the guidance in the NAIC/AICPA Working Group letter to regulators on the interpretation of Section 11 of the NAIC Model Audit Rule dated March 9, 2005. We did not identify and deficiencies in internal control that we consider to be material weaknesses, as defined above as of December 31, 2010.

This communication is intended solely for the information and use of the Board of Directors, management and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties

BDO USA, LLP

Certified Public Accountants

New York, New York

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO IS THE BRAND NAME FOR THE BDO NETWORK AND FOR EACH OF THE BDO MEMBER FIRMS.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2010

                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2010

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                   PAGE
Statement of Assets and Liabilities as of December 31, 2010 .............      2
Statements of Operations and Changes in Net Assets for the year ended
   December 31, 2010 ....................................................     12
Statements of Operations and Changes in Net Assets for the year ended
   December 31, 2009 ....................................................     30
Notes to Financial Statements ...........................................     49
Report of Independent Registered Public Accounting Firm .................     75

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   SHARES          COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment account-interest bearing cash account ...............                                  $    604,791
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................      162,002.676   $ 6,649,812      8,450,060
         Large Cap Growth Portfolio ........................................      123,251.290     4,939,227      5,383,616
         Mid Cap Growth Portfolio ..........................................      404,122.305     6,033,305      5,152,560
         Small Cap Growth Portfolio ........................................       59,411.714     1,626,176      1,904,145
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................       13,995.167       180,472        240,578
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................       87,190.944       490,838        549,303
         Income & Growth Fund ..............................................      392,457.046     2,682,292      2,374,365
         Inflation Protection Fund .........................................       52,055.733       559,702        577,298
         International Fund ................................................      202,412.937     1,738,381      1,732,655
         Value Fund ........................................................      759,645.814     4,942,738      4,451,524
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................          627.118        10,912         10,315
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................       16,924.622       186,365        206,481
      The Dreyfus Socially Responsible Growth Fund, Inc. ...................       60,534.114     1,495,953      1,809,970
      Dreyfus Stock Index Fund .............................................      281,976.283     8,151,023      8,366,236
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................      166,287.752     2,126,883      1,864,086
      Federated Insurance Series:
         Capital Income Fund II ............................................      128,572.136       996,790      1,176,436
         High Income Bond Fund II ..........................................      296,750.500     1,678,616      2,086,156
      Invesco Variable Insurance Funds:
         Basic Value Fund ..................................................       89,526.595       528,560        567,597
         Core Equity Fund ..................................................       35,995.343       847,926        972,954
         Financial Services Fund ...........................................       24,654.201       134,632        138,556
         Global Health Care Fund ...........................................       44,977.339       560,573        751,571
         Global Real Estate Fund ...........................................       92,558.022     1,561,084      1,256,938
         High Yield Fund ...................................................      289,588.935     1,438,269      1,549,301
         Mid Cap Core Equity Fund ..........................................       37,634.813       363,136        462,156
         Technology Fund ...................................................        8,314.543       105,559        133,033
      Janus Aspen Series:
         Enterprise Portfolio ..............................................      220,095.026     6,281,196      8,522,078
         Janus Portfolio ...................................................      323,698.267     6,673,139      7,852,920
         Overseas Portfolio ................................................       64,162.281     3,089,563      3,663,025
         Worldwide Portfolio ...............................................      194,147.279     5,204,710      5,849,657
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio .................................      103,911.181     2,170,924      2,424,247
         International Equity Portfolio ....................................       47,171.822       433,613        484,928
         US Small-Mid Cap Equity Portfolio .................................      179,978.879     1,803,209      1,986,967
         US Strategic Equity Portfolio .....................................       59,726.126       536,899        548,286
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................        4,374.012        66,031         71,428
         ClearBridge Equity Income Builder Portfolio .......................        2,419.612        24,125         24,221
         ClearBridge Fundamental All Cap Value Portfolio ...................        4,199.684        68,414         82,650
         ClearBridge Large Cap Growth Portfolio ............................        7,427.614       101,773        120,030
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................       54,501.923       451,777        430,020
         Western Asset Strategic Bond Portfolio ............................       74,921.175       668,952        716,995
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio .......................................       22,321.292       230,078        298,882
         Growth and Income Portfolio .......................................      195,270.523     5,315,215      4,641,580

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   SHARES          COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................       12,339.628   $   239,519   $    338,352
         Partners Portfolio ................................................      185,698.845     1,942,849      2,092,826
         Regency Portfolio .................................................       66,540.319       802,811      1,022,058
         Short Duration Bond Portfolio .....................................      208,237.543     2,449,193      2,332,260
         Small-Cap Growth Portfolio ........................................        7,637.640        72,838         93,637
         Socially Responsive Portfolio .....................................        4,277.063        52,739         63,557
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................      346,085.182     5,285,384      5,284,721
         JNF Equity Portfolio ..............................................      204,862.370     4,744,587      4,211,969
         JNF Money Market Portfolio ........................................   14,867,862.010    14,867,862     14,867,864
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................       43,536.286       454,850        478,028
         CommodityRealReturn Strategy Portfolio ............................       19,717.481       161,907        177,654
         Emerging Markets Bond Portfolio ...................................       13,589.652       186,355        184,003
         Foreign Bond US Dollar-Hedged Portfolio ...........................        7,152.273        73,287         71,379
         Global Bond Unhedged Portfolio ....................................       35,510.405       464,106        479,035
         High Yield Portfolio ..............................................       45,956.835       356,654        356,165
         Real Return Portfolio .............................................      206,163.762     2,586,020      2,708,991
         Short-Term Portfolio ..............................................       74,126.058       752,181        754,602
         Total Return Portfolio ............................................      459,485.722     4,996,825      5,091,102
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ...........................................       50,310.617       899,816        990,114
         Fund Portfolio ....................................................        9,980.334       173,296        223,759
         High Yield Portfolio ..............................................      103,975.385       960,700      1,103,179
         Mid Cap Value Portfolio ...........................................        4,575.452        59,803         77,006
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................       95,603.287       843,263      1,164,449
         Small-Cap Portfolio ...............................................      155,746.796     1,178,203      1,627,555
      Rydex Variable Trust:
         Banking Fund ......................................................        7,013.935        96,557         98,054
         Basic Materials Fund ..............................................       17,230.891       543,634        634,442
         Biotechnology Fund ................................................       23,849.187       552,619        594,561
         Consumer Products Fund ............................................        3,222.742       112,899        120,305
         Dow 2X Strategy Fund ..............................................        2,117.879       152,288        173,136
         Electronics Fund ..................................................        6,876.101        62,964         64,842
         Energy Fund .......................................................       30,021.974       782,268        937,886
         Energy Services Fund ..............................................       42,460.686       941,601      1,175,313
         Europe 1.25X Strategy Fund ........................................       11,802.303       180,567        174,674
         Financial Services Fund ...........................................        2,640.051        38,048         40,102
         Government Long Bond 1.2X Strategy Fund ...........................       27,466.894       220,394        195,015
         Health Care Fund ..................................................        2,224.836        59,981         62,652
         Internet Fund .....................................................        9,078.648       158,695        178,940
         Inverse Dow 2X Strategy Fund ......................................       11,485.621       175,206        157,812
         Inverse Government Long Bond Strategy Fund ........................           54.951           759            778
         Inverse NASDAQ-100(R) Strategy Fund ...............................        1,642.021        19,511         19,392
         Inverse Russell 2000(R) Strategy Fund .............................          979.737        20,411         20,330
         Inverse S&P 500 Strategy Fund .....................................        5,533.987       220,854        194,575
         Japan 2X Strategy Fund ............................................        1,584.897        29,994         34,060
         Leisure Fund ......................................................        3,857.480       179,311        209,268
         Mid Cap 1.5X Strategy Fund ........................................       14,381.977       265,995        295,550
         NASDAQ-100(R) Fund ................................................       76,899.760     1,290,856      1,454,174
         NASDAQ-100(R) 2X Strategy Fund ....................................        9,646.619       213,275        235,860
         Nova Fund .........................................................        6,176.766       359,695        452,263
         Precious Metals Fund ..............................................       84,055.519     1,294,639      1,600,416
         Real Estate Fund ..................................................       29,086.642       701,730        761,779
         Retailing Fund ....................................................       22,018.429       257,489        299,231

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   SHARES           COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Russell 2000(R) 1.5X Strategy Fund ................................        7,935.441   $   207,299   $    241,634
         S&P 500 2X Strategy Fund ..........................................          658.632        67,538         74,083
         S&P 500 Pure Growth Fund ..........................................       26,270.718       708,800        796,528
         S&P 500 Pure Value Fund ...........................................        5,220.171       400,274        424,818
         S&P MidCap 400 Pure Growth Fund ...................................       37,423.641     1,290,441      1,466,633
         S&P MidCap 400 Pure Value Fund ....................................        4,310.715       309,175        342,443
         S&P SmallCap 600 Pure Growth Fund .................................        9,446.011       262,986        282,152
         S&P SmallCap 600 Pure Value Fund ..................................        3,573.942       326,480        364,471
         SGI CLS AdvisorOne Amerigo Fund ...................................        7,815.370       276,329        269,786
         SGI CLS AdvisorOne Clermont Fund ..................................        1,276.290        23,584         30,235
         SGI U.S. Long Short Momentum Fund .................................       20,844.752       271,040        266,812
         Technology Fund ...................................................       15,938.861       182,079        195,888
         Telecommunications Fund ...........................................       11,851.472       124,753        130,840
         Transportation Fund ...............................................        6,732.290        93,268        105,966
         U.S. Government Money Market Fund .................................    1,687,308.976     1,687,309      1,687,309
         Utilities Fund ....................................................       16,689.235       275,283        284,385
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................       57,915.932       941,880      1,299,054
         Global Technology Portfolio .......................................       23,844.894       386,156        484,051
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................       86,650.047     1,644,072      1,281,554
      Van Eck VIP Trust:
         Emerging Markets Fund .............................................      392,879.572     3,608,129      5,555,317
         Global Bond Fund ..................................................      105,024.319     1,203,971      1,263,443
         Global Hard Assets Fund ...........................................       57,388.215     1,473,739      2,161,814
         Multi-Manager Alternatives Fund ...................................       30,613.122       300,122        310,112
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................      261,388.894     4,405,552      5,562,355
         Opportunity Fund ..................................................      223,966.231     4,158,941      4,125,458
---------------------------------------------------------------------------------------------------------------------------
            Total assets ..................................................................................   $175,477,411
===========================================================================================================================
Payable:
   Amounts due to Jefferson National Life Insurance Company ...............................................             30
---------------------------------------------------------------------------------------------------------------------------
               Net assets .................................................................................   $175,477,381
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                                             UNIT                       SUB-ACCOUNT
                                                                               UNITS         VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   Interest adjustment accounts: .....................................                                  $    604,761  $     604,761
      The Alger Portfolios:
         Capital Appreciation Portfolio
            Base .....................................................      360,043.692   $ 23.469540      8,450,060      8,450,060
                                                                                                                       ------------
         Large Cap Growth Portfolio
            Base .....................................................      374,441.972     14.377705      5,383,616      5,383,616
                                                                                                                       ------------
         Mid Cap Growth Portfolio
            Base .....................................................      258,553.238     19.909852      5,147,757
            Base + GMIB ..............................................          393.849     12.194341          4,803      5,152,560
                                                                                                                       ------------
         Small Cap Growth Portfolio
            Base .....................................................      139,455.384     13.650276      1,903,604
            Base + GMIB ..............................................           32.246     16.778879            541      1,904,145
                                                                                                                       ------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Base .....................................................       21,827.732     10.932227        238,626
            Base + GMWB/5 + GMIB .....................................          184.024     10.607240          1,952        240,578
                                                                                                                       ------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Base .....................................................       47,051.480     11.674509        549,303        549,303
                                                                                                                       ------------
         Income & Growth Fund
            Base .....................................................      189,380.834     12.537516      2,374,365      2,374,365
                                                                                                                       ------------
         Inflation Protection Fund
            Base .....................................................       45,859.966     12.496209        573,076
            Base + GMIB ..............................................          199.010     12.248408          2,438
            Base + GMWB/5 + GMIB .....................................          149.098     11.965779          1,784        577,298
                                                                                                                       ------------
         International Fund
            Base .....................................................      119,879.036     14.453365      1,732,655      1,732,655
                                                                                                                       ------------
         Value Fund
            Base .....................................................      256,785.052     17.305462      4,443,784
            Base + GMIB ..............................................          510.676     12.491149          6,379      4,450,163
                                                                                                                       ------------
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund
            Base .....................................................          988.870     10.431456         10,315         10,315
                                                                                                                       ------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Base .....................................................       15,600.492     13.235530        206,481        206,481
                                                                                                                       ------------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Base .....................................................      166,900.124     10.844629      1,809,970      1,809,970
                                                                                                                       ------------
      Dreyfus Stock Index Fund
            Base .....................................................      664,180.074     12.596337      8,366,236      8,366,236
                                                                                                                       ------------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Base .....................................................      124,429.397     14.981076      1,864,086      1,864,086
                                                                                                                       ------------
      Federated Insurance Series:
         Capital Income Fund II
            Base .....................................................      103,602.140     11.355323      1,176,436      1,176,436
                                                                                                                       ------------
         High Income Bond Fund II
            Base .....................................................      126,364.795     16.508994      2,086,156      2,086,156
                                                                                                                       ------------
      Invesco Variable Insurance Funds:
         Basic Value Fund
            Base .....................................................       47,327.722     11.900355        563,217
            Base + GMWB/5 + GMIB .....................................          400.571      9.172819          3,674        566,891
                                                                                                                       ------------
         Core Equity Fund
            Base .....................................................       88,258.500     10.900515        962,063        962,063
                                                                                                                       ------------
         Financial Services Fund
            Base .....................................................       24,636.621      5.598169        137,920        137,920
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                                             UNIT                       SUB-ACCOUNT
                                                                               UNITS         VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Invesco Variable Insurance Funds: (continued)
         Global Health Care Fund
            Base .....................................................       65,724.170     11.435233   $    751,571   $    751,571
                                                                                                                       ------------
         Global Real Estate Fund
            Base .....................................................       52,854.782     23.663180      1,250,712
            Base + GMIB ..............................................          134.909     16.382863          2,210
            Base + GMWB/5 + GMIB .....................................          124.353     15.982244          1,987      1,254,909
                                                                                                                       ------------
         High Yield Fund
            Base .....................................................      105,202.963     14.700232      1,546,508
            Base + GMIB ..............................................          193.825     14.408748          2,793      1,549,301
                                                                                                                       ------------
         Mid Cap Core Equity Fund
            Base .....................................................       26,396.694     17.508098        462,156        462,156
                                                                                                                       ------------
         Technology Fund
            Base .....................................................       20,033.910      6.640409        133,033        133,033
                                                                                                                       ------------
      Janus Aspen Series:
         Enterprise Portfolio
            Base .....................................................      448,599.435     18.997078      8,522,078      8,522,078
                                                                                                                       ------------
         Janus Portfolio
            Base .....................................................      622,333.413     12.618510      7,852,920      7,852,920
                                                                                                                       ------------
         Overseas Portfolio
            Base .....................................................       87,492.158     41.866894      3,663,025      3,663,025
                                                                                                                       ------------
         Worldwide Portfolio
            Base .....................................................      461,836.408     12.666080      5,849,657      5,849,657
                                                                                                                       ------------
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio
            Base .....................................................       79,831.468     30.314964      2,420,088
            Base + GMWB/5 + GMIB .....................................          143.277     29.028442          4,159      2,424,247
                                                                                                                       ------------
         International Equity Portfolio
            Base .....................................................       37,469.742     12.730475        477,008
            Base + GMIB ..............................................          350.455     12.477991          4,373
            Base + GMWB/5 + GMIB .....................................          290.959     12.190035          3,547        484,928
                                                                                                                       ------------
         US Small-Mid Cap Equity Portfolio
            Base .....................................................       95,648.902     20.727236      1,982,537
            Base + GMWB/5 + GMIB .....................................          323.977     13.672801          4,430      1,986,967
                                                                                                                       ------------
         US Strategic Equity Portfolio
            Base .....................................................       45,307.663     11.972913        542,465
            Base + GMWB/5 + GMIB .....................................          521.283     11.166507          5,821        548,286
                                                                                                                       ------------
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio
            Base .....................................................        7,775.194      9.186625         71,428         71,428
                                                                                                                       ------------
         ClearBridge Equity Income Builder Portfolio
            Base .....................................................        2,814.123      8.606849         24,221         24,221
                                                                                                                       ------------
         ClearBridge Fundamental All Cap Value Portfolio
            Base .....................................................        9,487.602      8.711330         82,650         82,650
                                                                                                                       ------------
         ClearBridge Large Cap Growth Portfolio
            Base .....................................................       12,867.256      9.328319        120,030        120,030
                                                                                                                       ------------
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio
            Base .....................................................       31,969.994     13.450745        430,020        430,020
                                                                                                                       ------------
         Western Asset Strategic Bond Portfolio
            Base .....................................................       59,229.119     12.105453        716,995        716,995
                                                                                                                       ------------
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio
            Base .....................................................       18,073.346     16.537165        298,882        298,882
                                                                                                                       ------------
         Growth and Income Portfolio
            Base .....................................................      299,472.299     15.494886      4,640,289      4,640,289
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                                             UNIT                       SUB-ACCOUNT
                                                                               UNITS         VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Base .....................................................       27,497.345   $ 12.285489   $    337,818
            Base + GMIB ..............................................           33.215     16.067528            534   $    338,352
                                                                                                                       ------------
         Partners Portfolio
            Base .....................................................      154,391.234     13.555339      2,092,826      2,092,826
                                                                                                                       ------------
         Regency Portfolio
            Base .....................................................       54,857.658     18.631098      1,022,058      1,022,058
                                                                                                                       ------------
         Short Duration Bond Portfolio
            Base .....................................................      183,971.666     12.677279      2,332,260      2,332,260
                                                                                                                       ------------
         Small-Cap Growth Portfolio
            Base .....................................................        7,609.643     12.305100         93,637         93,637
                                                                                                                       ------------
         Socially Responsive Portfolio
            Base .....................................................        4,787.551     13.275521         63,557         63,557
                                                                                                                       ------------
      Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Base .....................................................      538,326.977      9.816935      5,284,721      5,284,721
                                                                                                                       ------------
         JNF Equity Portfolio
            Base .....................................................      501,395.608      8.388082      4,205,747
            Base + GMIB ..............................................          750.017      8.296079          6,222      4,211,969
                                                                                                                       ------------
         JNF Money Market Portfolio
            Base .....................................................    1,512,002.141      9.820141     14,848,074
            Base + GMIB ..............................................           39.376      9.741680            384
            Base + GMWB/5 + GMIB .....................................        1,890.909      9.651007         18,249
            Base + GMWB/2 + GMIB .....................................          120.315      9.612368          1,157     14,867,864
                                                                                                                       ------------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Base .....................................................       38,852.222     12.303754        478,028        478,028
                                                                                                                       ------------
         CommodityRealReturn Strategy Portfolio
            Base .....................................................       16,175.251     10.983100        177,654        177,654
                                                                                                                       ------------
         Emerging Markets Bond Portfolio
            Base .....................................................       13,707.220     13.423819        184,003        184,003
                                                                                                                       ------------
         Foreign Bond US Dollar-Hedged Portfolio
            Base .....................................................        5,816.189     12.272521         71,379         71,379
                                                                                                                       ------------
         Global Bond Unhedged Portfolio
            Base .....................................................       35,137.888     13.632997        479,035        479,035
                                                                                                                       ------------
         High Yield Portfolio
            Base .....................................................       28,147.193     12.653676        356,165        356,165
                                                                                                                       ------------
         Real Return Portfolio
            Base .....................................................      191,480.087     14.049398      2,690,180
            Base + GMIB ..............................................          615.738     13.151998          8,098
            Base + GMWB/2 ............................................          286.610     12.830435          3,677
            Base + GMWB/2 + GMIB .....................................          554.209     12.694891          7,036      2,708,991
                                                                                                                       ------------
         Short Term Portfolio
            Base .....................................................       66,897.333     11.280007        754,602        754,602
                                                                                                                       ------------
         Total Return Portfolio
            Base .....................................................      353,544.214     14.369859      5,080,381
            Base + GMWB/5 + GMIB .....................................          267.667     13.700079          3,667
            Base + GMWB/2 + GMIB .....................................          520.371     13.555370          7,054      5,091,102
                                                                                                                       ------------
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Base .....................................................       84,128.703     11.757827        989,171        989,171
                                                                                                                       ------------
         Fund Portfolio
            Base .....................................................       21,371.630     10.469924        223,759        223,759
                                                                                                                       ------------
         High Yield Portfolio
            Base .....................................................       81,780.522     13.489504      1,103,179      1,103,179
                                                                                                                       ------------
         Mid Cap Value Portfolio
            Base .....................................................        6,547.008     11.761939         77,006         77,006
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                                             UNIT                       SUB-ACCOUNT
                                                                               UNITS         VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Royce Capital Fund:
         Micro-Cap Portfolio
            Base .....................................................       46,629.864   $ 24.935450   $  1,162,737
            Base + GMIB ..............................................          101.748     16.830715          1,712   $  1,164,449
                                                                                                                       ------------
         Small-Cap Portfolio
            Base .....................................................       70,688.885     22.988248      1,625,014
            Base + GMIB ..............................................          154.579     16.439202          2,541      1,627,555
                                                                                                                       ------------
      Rydex Variable Trust:
         Banking Fund
            Base .....................................................       18,188.428      5.391029         98,054         98,054
                                                                                                                       ------------
         Basic Materials Fund
            Base .....................................................       30,445.524     20.838581        634,442        634,442
                                                                                                                       ------------
         Biotechnology Fund
            Base .....................................................       53,888.996     10.978783        591,636
            Base + GMIB ..............................................          151.473     10.760935          1,630
            Base + GMWB/2 + GMIB .....................................          124.434     10.407699          1,295        594,561
                                                                                                                       ------------
         Consumer Products Fund
            Base .....................................................        9,046.282     13.298798        120,305        120,305
                                                                                                                       ------------
         Dow 2X Strategy Fund
            Base .....................................................       17,343.477      8.996511        156,031
            Base + GMIB ..............................................        1,938.418      8.824334         17,105        173,136
                                                                                                                       ------------
         Electronics Fund
            Base .....................................................        7,952.019      8.154172         64,842         64,842
                                                                                                                       ------------
         Energy Fund
            Base .....................................................       45,884.296     20.440237        937,886        937,886
                                                                                                                       ------------
         Energy Services Fund
            Base .....................................................       53,938.246     21.761084      1,173,755
            Base + GMWB/2 + GMIB .....................................           75.541     20.629196          1,558      1,175,313
                                                                                                                       ------------
         Europe 1.25X Strategy Fund
            Base .....................................................       18,550.212      9.416262        174,674        174,674
                                                                                                                       ------------
         Financial Services Fund
            Base .....................................................        5,458.074      7.347339         40,102         40,102
                                                                                                                       ------------
         Government Long Bond 1.2X Strategy Fund
            Base .....................................................       16,404.699     11.887728        195,015        195,015
                                                                                                                       ------------
         Health Care Fund
            Base .....................................................        5,494.221     11.403319         62,652         62,652
                                                                                                                       ------------
         Internet Fund
            Base .....................................................       13,190.794     13.565519        178,940        178,940
                                                                                                                       ------------
         Inverse Dow 2X Strategy Fund
            Base .....................................................       43,886.704      3.595904        157,812        157,812
                                                                                                                       ------------
         Inverse Government Long Bond Strategy Fund
            Base .....................................................          137.368      5.661501            778            778
                                                                                                                       ------------
         Inverse NASDAQ-100(R) Strategy Fund
            Base .....................................................        3,949.169      4.910461         19,392         19,392
                                                                                                                       ------------
         Inverse Russell 2000(R) Strategy Fund
            Base .....................................................        4,797.529      4.237553         20,330         20,330
                                                                                                                       ------------
         Inverse S&P 500 Strategy Fund
            Base .....................................................       38,445.817      5.061015        194,575        194,575
                                                                                                                       ------------
         Japan 2X Strategy Fund
            Base .....................................................        3,332.251     10.221322         34,060         34,060
                                                                                                                       ------------
         Leisure Fund
            Base .....................................................       19,047.771     10.986503        209,268        209,268
                                                                                                                       ------------
         Mid Cap 1.5X Strategy Fund
            Base .....................................................       14,567.833     20.287823        295,550        295,550
                                                                                                                       ------------
         NASDAQ-100(R) Fund
            Base .....................................................       85,221.259     17.063517      1,454,174      1,454,174
                                                                                                                       ------------
         NASDAQ-100(R) 2X Strategy Fund
            Base .....................................................       19,889.156     11.858704        235,860        235,860
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                                             UNIT                       SUB-ACCOUNT
                                                                               UNITS         VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Nova Fund
            Base .....................................................       47,266.857   $  9.568280   $    452,263   $    452,263
                                                                                                                       ------------
         Precious Metals Fund
            Base .....................................................       68,072.037     23.400761      1,592,937
            Base + GMWB/2 + GMIB .....................................          337.150     22.182992          7,479      1,600,416
                                                                                                                       ------------
         Real Estate Fund
            Base .....................................................       59,635.712     12.713195        758,160
            Base + GMIB ..............................................          290.418     12.460857          3,619        761,779
                                                                                                                       ------------
         Retailing Fund
            Base .....................................................       24,851.736     12.040647        299,231        299,231
                                                                                                                       ------------
         Russell 2000(R) 1.5X Strategy Fund
            Base .....................................................       12,832.871     18.792412        241,161
            Base + GMIB ..............................................           39.350     12.032020            473        241,634
                                                                                                                       ------------
         S&P 500 2X Strategy Fund
            Base .....................................................        8,688.336      8.039357         69,849
            Base + GMIB ..............................................          537.319      7.879829          4,234         74,083
                                                                                                                       ------------
         S&P 500 Pure Growth Fund
            Base .....................................................       66,253.362     12.022457        796,528        796,528
                                                                                                                       ------------
         S&P 500 Pure Value Fund
            Base .....................................................       38,172.315     11.128951        424,818        424,818
                                                                                                                       ------------
         S&P MidCap 400 Pure Growth Fund
            Base .....................................................       87,147.232     16.829372      1,466,633      1,466,633
                                                                                                                       ------------
         S&P MidCap 400 Pure Value Fund
            Base .....................................................       25,938.838     13.201935        342,443        342,443
                                                                                                                       ------------
         S&P SmallCap 600 Pure Growth Fund
            Base .....................................................       21,107.664     13.367264        282,152        282,152
                                                                                                                       ------------
         S&P SmallCap 600 Pure Value Fund
            Base .....................................................       30,555.969     11.927983        364,471        364,471
                                                                                                                       ------------
         SGI CLS AdvisorOne Amerigo Fund
            Base .....................................................       21,999.579     12.263237        269,786        269,786
                                                                                                                       ------------
         SGI CLS AdvisorOne Clermont Fund
            Base .....................................................        2,812.979     10.748498         30,235         30,235
                                                                                                                       ------------
         SGI U.S. Long Short Momentum Fund
            Base .....................................................       16,307.419     16.361394        266,812        266,812
                                                                                                                       ------------
         Technology Fund
            Base .....................................................       17,755.674     11.032439        195,888        195,888
                                                                                                                       ------------
         Telecommunications Fund
            Base .....................................................       12,354.744     10.590280        130,840        130,840
                                                                                                                       ------------
         Transportation Fund
            Base .....................................................        7,926.381     13.368727        105,966        105,966
                                                                                                                       ------------
         U.S. Government Money Market Fund
            Base .....................................................      169,984.965      9.926226      1,687,309      1,687,309
                                                                                                                       ------------
         Utilities Fund
            Base .....................................................       20,751.019     13.704627        284,385        284,385
                                                                                                                       ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Base .....................................................      143,374.878      9.060543      1,299,054      1,299,054
                                                                                                                       ------------
         Global Technology Portfolio
            Base .....................................................       67,756.956      7.143931        484,051        484,051
                                                                                                                       ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Base .....................................................       72,689.829     17.630438      1,281,554      1,281,554
                                                                                                                       ------------
      Van Eck VIP Trust:
         Emerging Markets Fund
            Base .....................................................      187,699.031     29.596941      5,555,317      5,555,317
                                                                                                                       ------------
         Global Bond Fund
            Base .....................................................       73,286.318     17.192149      1,259,949
            Base + GMWB/2 ............................................          271.539     12.867011          3,494      1,263,443
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================

                                                                                             UNIT                       SUB-ACCOUNT
                                                                               UNITS         VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Van Eck VIP Trust: (continued)
         Global Hard Assets Fund
            Base .....................................................       57,060.342   $ 37.886445   $  2,161,814   $  2,161,814
                                                                                                                       ------------
         Multi-Manager Alternatives Fund
            Base .....................................................       27,285.389     10.558459        288,092
            Base + GMWB/2 ............................................        2,178.473     10.107830         22,020        310,112
                                                                                                                       ------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base .....................................................      354,067.781     15.709860      5,562,355      5,562,355
                                                                                                                       ------------
         Opportunity Fund
            Base .....................................................      193,186.082     21.354841      4,125,458      4,125,458
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners deferred
                  annuity reserves ...................................                                  $175,459,524   $175,459,524
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

===========================================================================================

                                                                                  VALUE
-------------------------------------------------------------------------------------------
 Contract owners' annuity payment reserves: (base contract only)
   American Century Variable Portfolios, Inc:
     Value Fund ...........................................................   $       1,361
   Invesco Variable Insurance Funds:
     Basic Value Fund .....................................................             706
     Core Equity Fund .....................................................          10,891
     Financial Services Fund ..............................................             636
     Global Real Estate Fund ..............................................           2,029
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio ..........................................           1,291
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio ..............................................             943
-------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' annuity payment
         reserves .........................................................   $      17,857
-------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' reserves .............   $ 175,477,381
===========================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                                                 ALLIANCEBERNSTEIN
                                                                                                                     VARIABLE
                                                                                                                     PRODUCTS
                                                                             THE ALGER PORTFOLIOS                     SERIES
                                                               ------------------------------------------------  ------------------

                                                                  CAPITAL     LARGE CAP   MID CAP     SMALL CAP    GROWTH AND
                                                               APPRECIATION    GROWTH     GROWTH       GROWTH         INCOME
                                                               --------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $     34,719  $   39,775  $       --  $       --  $              --
Expenses:
   Mortality and expense risk fees ..........................       105,702      66,877      61,472      22,088              3,137
   Administrative fees ......................................        12,684       8,025       7,376       2,651                376
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................       118,386      74,902      68,848      24,739              3,513
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................       (83,667)    (35,127)    (68,848)    (24,739)            (3,513)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................       843,764     182,719    (972,631)      2,424            (12,399)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................            --          --          --          --                 --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................            --          --          --          --                 --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares .............................................       843,764     182,719    (972,631)      2,424            (12,399)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       187,319     452,626   1,855,814     400,735             40,011
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .......................................  $    947,416  $  600,218  $  814,335  $  378,420  $          24,099
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                                                 ALLIANCEBERNSTEIN
                                                                                                                     VARIABLE
                                                                                                                     PRODUCTS
                                                                             THE ALGER PORTFOLIOS                     SERIES
                                                               ------------------------------------------------  ------------------

                                                                  CAPITAL     LARGE CAP    MID CAP    SMALL CAP     GROWTH AND
                                                               APPRECIATION    GROWTH      GROWTH      GROWTH         INCOME
                                                               --------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $    (83,667) $  (35,127) $  (68,848) $  (24,739) $          (3,513)
   Net realized gain (loss) on investments in portfolio
     shares .................................................       843,764     182,719    (972,631)      2,424            (12,399)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................       187,319     452,626   1,855,814     400,735             40,011
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .........................................       947,416     600,218     814,335     378,420             24,099
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......        33,685      12,211       4,850       3,788                333
   Contract redemptions .....................................      (876,375)   (735,263)   (584,578)   (202,912)           (57,754)
   Net transfers (including mortality transfers) ............      (763,147)   (175,719)    (95,380)    (44,046)             8,986
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ...............................    (1,605,837)   (898,771)   (675,108)   (243,170)           (48,435)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ............      (658,421)   (298,553)    139,227     135,250            (24,336)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................     9,108,481   5,682,169   5,013,333   1,768,895            264,914
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ......................  $  8,450,060  $5,383,616  $5,152,560  $1,904,145  $         240,578
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                                                     DIREXION    DREYFUS
                                                                    INSURANCE   INVESTMENT
              AMERICAN CENTURY VARIABLE PORTFOLIOS                    TRUST     PORTFOLIOS
-----------------------------------------------------------------   ---------   ----------
                                                                                   SMALL       DREYFUS
                                                                     DYNAMIC        CAP        SOCIALLY      DREYFUS
              INCOME &     INFLATION                                  VP HY        STOCK     RESPONSIBLE      STOCK
 BALANCED      GROWTH     PROTECTION   INTERNATIONAL     VALUE         BOND        INDEX       GROWTH         INDEX
-----------------------------------------------------------------------------------------------------------------------
$   10,337   $   34,914   $   10,287   $      36,414   $   97,944   $   2,881   $      946   $     14,999   $  142,113

     6,768       28,936        7,431          19,813       56,402         798        2,623         21,416       97,886
       812        3,472          891           2,378        6,768          96          315          2,570       11,747
-----------------------------------------------------------------------------------------------------------------------
     7,580       32,408        8,322          22,191       63,170         894        2,938         23,986      109,633
-----------------------------------------------------------------------------------------------------------------------
     2,757        2,506        1,965          14,223       34,774       1,987       (1,992)        (8,987)      32,480
-----------------------------------------------------------------------------------------------------------------------

   (10,498)     (64,449)      11,139        (156,609)    (511,359)      6,810       12,949          9,686      (89,414)

        --           --           --              --           --          --           --             --           --

        --           --           --              --           --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------
   (10,498)     (64,449)      11,139        (156,609)    (511,359)      6,810       12,949          9,686      (89,414)
-----------------------------------------------------------------------------------------------------------------------

    60,499      332,893       13,741         322,573      961,909     (10,190)       8,938        213,839    1,034,727
-----------------------------------------------------------------------------------------------------------------------
$   52,758   $  270,950   $   26,845   $     180,187   $  485,324   $  (1,393)  $   19,895   $    214,538   $  977,793
=======================================================================================================================

=======================================================================================================================

                                                                     DIREXION    DREYFUS
                                                                    INSURANCE   INVESTMENT
              AMERICAN CENTURY VARIABLE PORTFOLIOS                    TRUST     PORTFOLIOS
-----------------------------------------------------------------   ---------   ----------
                                                                                   SMALL       DREYFUS
                                                                     DYNAMIC        CAP        SOCIALLY      DREYFUS
              INCOME &     INFLATION                                  VP HY        STOCK     RESPONSIBLE      STOCK
 BALANCED      GROWTH     PROTECTION   INTERNATIONAL     VALUE         BOND        INDEX       GROWTH         INDEX
-----------------------------------------------------------------------------------------------------------------------
$    2,757   $    2,506   $    1,965   $      14,223   $   34,774   $   1,987   $   (1,992)  $     (8,987)  $   32,480
   (10,498)     (64,449)      11,139        (156,609)    (511,359)      6,810       12,949          9,686      (89,414)

    60,499      332,893       13,741         322,573      961,909     (10,190)       8,938        213,839    1,034,727
-----------------------------------------------------------------------------------------------------------------------
    52,758      270,950       26,845         180,187      485,324      (1,393)      19,895        214,538      977,793
-----------------------------------------------------------------------------------------------------------------------

       600        7,516           50           9,523       22,712           2           --          3,240       37,741
   (23,239)    (307,479)    (116,616)       (150,719)    (662,147)     (1,337)     (15,795)      (208,100)    (960,632)
      (202)      45,147      558,029          68,451     (140,854)    (55,911)      35,283        (19,717)     160,117
-----------------------------------------------------------------------------------------------------------------------

   (22,841)    (254,816)     441,463         (72,745)    (780,289)    (57,246)      19,488       (224,577)    (762,774)
-----------------------------------------------------------------------------------------------------------------------
    29,917       16,134      468,308         107,442     (294,965)    (58,639)      39,383        (10,039)     215,019
-----------------------------------------------------------------------------------------------------------------------
   519,386    2,358,231      108,990       1,625,213    4,746,489      68,954      167,098      1,820,009    8,151,217
-----------------------------------------------------------------------------------------------------------------------
$  549,303   $2,374,365   $  577,298   $   1,732,655   $4,451,524   $  10,315   $  206,481   $  1,809,970   $8,366,236
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                           DREYFUS                                                 INVESCO
                                                           VARIABLE                                               VARIABLE
                                                          INVESTMENT                                              INSURANCE
                                                             FUND              FEDERATED INSURANCE SERIES         FUNDS (b)
                                                        -------------   ---------------------------------------   ----------
                                                                                       HIGH
                                                        INTERNATIONAL   CAPITAL       INCOME     INTERNATIONAL      BASIC
                                                            VALUE       INCOME II     BOND II    EQUITY II (a)*     VALUE
                                                        --------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .........................................   $      37,511   $  63,224   $  209,578   $        2,893   $   1,886
Expenses:
   Mortality and expense risk fees ..................          24,718      14,273       28,635            2,600       6,530
   Administrative fees ..............................           2,966       1,713        3,436              312         784
----------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................          27,684      15,986       32,071            2,912       7,314
----------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............           9,827      47,238      177,507              (19)     (5,428)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................        (375,402)    (47,578)     200,840         (240,217)     35,735
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........              --          --           --               --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........              --          --           --               --          --
----------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...........................        (375,402)    (47,578)     200,840         (240,217)     35,735
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............         422,396     120,027      (97,806)         157,209     (13,168)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ...............................   $      56,821   $ 119,687   $  280,541   $      (83,027)  $  17,139
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                           DREYFUS                                                       INVESCO
                                                           VARIABLE                                                      VARIABLE
                                                          INVESTMENT                                                    INSURANCE
                                                             FUND              FEDERATED INSURANCE SERIES               FUNDS (b)
                                                        -------------   --------------------------------------------    ----------
                                                                                           HIGH
                                                        INTERNATIONAL     CAPITAL         INCOME      INTERNATIONAL       BASIC
                                                            VALUE        INCOME II       BOND II      EQUITY II (a)*      VALUE
                                                        --------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $       9,827   $    47,238    $   177,507    $          (19)   $  (5,428)
   Net realized gain (loss) on investments in
     portfolio shares ...............................        (375,402)      (47,578)       200,840          (240,217)      35,735
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .........................................         422,396       120,027        (97,806)          157,209      (13,168)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .................................          56,821       119,687        280,541           (83,027)      17,139
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ......................................          12,231         6,289          2,200                12          409
   Contract redemptions .............................        (247,966)     (195,260)      (380,504)          (54,992)     (67,780)
   Net transfers (including mortality transfers) ....        (185,339)     (343,747)      (831,625)       (1,085,230)     307,532
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................        (421,074)     (532,718)    (1,209,929)       (1,140,210)     240,161
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......        (364,253)     (413,031)      (929,388)       (1,223,237)     257,300
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................       2,228,339     1,589,467      3,015,544         1,223,237      310,297
----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ................   $   1,864,086   $ 1,176,436    $ 2,086,156    $           --    $ 567,597
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                    INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (b)*                           JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------   ---------------------------
                           GLOBAL        GLOBAL                    MID CAP                                   GROWTH
   CORE      FINANCIAL     HEALTH         REAL          HIGH         CORE                                      AND
  EQUITY     SERVICES       CARE         ESTATE        YIELD        EQUITY     TECHNOLOGY    ENTERPRISE    INCOME (c)*
-----------------------------------------------------------------------------------------------------------------------
$    9,466   $     143   $       --   $    59,208   $   170,020   $    1,512   $       --   $      5,191   $   16,008

    12,922       1,801       10,475        14,846        22,612        5,653        1,541         95,561        8,420
     1,550         216        1,257         1,781         2,713          678          185         11,467        1,010
-----------------------------------------------------------------------------------------------------------------------
    14,472       2,017       11,732        16,627        25,325        6,331        1,726        107,028        9,430
-----------------------------------------------------------------------------------------------------------------------
    (5,006)     (1,874)     (11,732)       42,581       144,695       (4,819)      (1,726)      (101,837)       6,578
-----------------------------------------------------------------------------------------------------------------------

    14,823      24,767      (67,588)     (260,833)      116,803       18,921       24,345        401,487     (163,398)

        --          --           --            --            --           --           --             --           --

        --          --           --            --            --           --           --             --           --
-----------------------------------------------------------------------------------------------------------------------
    14,823      24,767      (67,588)     (260,833)      116,803       18,921       24,345        401,487     (163,398)
-----------------------------------------------------------------------------------------------------------------------

    68,491     (14,010)     110,036       395,672       (48,133)      46,338         (357)     1,390,575      263,691
-----------------------------------------------------------------------------------------------------------------------
$   78,308   $   8,883   $   30,716   $   177,420   $   213,365   $   60,440   $   22,262   $  1,690,225   $  106,871
=======================================================================================================================

=======================================================================================================================

                    INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (b)*                           JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------   ---------------------------
                           GLOBAL        GLOBAL                    MID CAP                                   GROWTH
   CORE      FINANCIAL     HEALTH         REAL          HIGH         CORE                                      AND
  EQUITY     SERVICES       CARE         ESTATE        YIELD        EQUITY     TECHNOLOGY    ENTERPRISE    INCOME (c)*
-----------------------------------------------------------------------------------------------------------------------
$   (5,006)  $  (1,874)  $  (11,732)  $    42,581   $   144,695   $   (4,819)  $   (1,726)  $   (101,837)  $    6,578
    14,823      24,767      (67,588)     (260,833)      116,803       18,921       24,345        401,487     (163,398)

    68,491     (14,010)     110,036       395,672       (48,133)      46,338         (357)     1,390,575      263,691
-----------------------------------------------------------------------------------------------------------------------
    78,308       8,883       30,716       177,420       213,365       60,440       22,262      1,690,225      106,871
-----------------------------------------------------------------------------------------------------------------------

       608         400          242         6,286         4,091        1,648          449         33,394          214
  (127,185)    (20,401)     (97,446)     (106,958)     (486,819)     (46,450)     (27,334)    (1,024,122)    (114,240)
  (250,031)    (10,562)    (114,548)      (31,034)     (258,927)     (48,574)    (110,492)      (103,614)  (2,343,131)
-----------------------------------------------------------------------------------------------------------------------

  (376,608)    (30,563)    (211,752)     (131,706)     (741,655)     (93,376)    (137,377)    (1,094,342)  (2,457,157)
-----------------------------------------------------------------------------------------------------------------------
  (298,300)    (21,680)    (181,036)       45,714      (528,290)     (32,936)    (115,115)       595,883   (2,350,286)
-----------------------------------------------------------------------------------------------------------------------
 1,271,254     160,236      932,607     1,211,224     2,077,591      495,092      248,148      7,926,195    2,350,286
-----------------------------------------------------------------------------------------------------------------------
$  972,954   $ 138,556   $  751,571   $ 1,256,938   $ 1,549,301   $  462,156   $  133,033   $  8,522,078   $       --
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                  JANUS ASPEN SERIES (CONTINUED)         LAZARD RETIREMENT SERIES
                                                              --------------------------------------   -----------------------------

                                                                                                         EMERGING
                                                                                                          MARKETS     INTERNATIONAL
                                                                 JANUS        OVERSEAS     WORLDWIDE      EQUITY          EQUITY
                                                              ----------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $    83,832   $    22,997   $   33,582   $     26,309   $       6,221
Expenses:
   Mortality and expense risk fees ........................        95,868        41,870       69,110         27,735           5,769
   Administrative fees ....................................        11,504         5,024        8,293          3,328             692
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................       107,372        46,894       77,403         31,063           6,461
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................       (23,540)      (23,897)     (43,821)        (4,754)           (240)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................       279,366      (278,796)      80,821        227,173          27,649
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................            --            --           --             --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................            --            --           --             --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ........................................       279,366      (278,796)      80,821        227,173          27,649
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       670,942     1,002,872      713,391        151,470          (8,846)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .................................   $   926,768   $   700,179   $  750,391   $    373,889   $      18,563
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                  JANUS ASPEN SERIES (CONTINUED)         LAZARD RETIREMENT SERIES
                                                              --------------------------------------   -----------------------------

                                                                                                         EMERGING
                                                                                                          MARKETS     INTERNATIONAL
                                                                 JANUS        OVERSEAS     WORLDWIDE      EQUITY          EQUITY
                                                              ----------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $   (23,540)  $   (23,897)  $  (43,821)  $     (4,754)  $        (240)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................       279,366      (278,796)      80,821        227,173          27,649
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................       670,942     1,002,872      713,391        151,470          (8,846)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................       926,768       700,179      750,391        373,889          18,563
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        32,240         8,225       18,369          4,424             216
   Contract redemptions ...................................      (951,762)     (382,570)    (538,707)      (328,998)        (65,853)
   Net transfers (including mortality transfers) ..........      (131,855)      217,057      (21,039)       397,853         234,841
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners'transactions ...............................    (1,051,377)     (157,288)    (541,377)        73,279         169,204
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .........      (124,609)      542,891      209,014        447,168         187,767
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     7,977,529     3,120,134    5,640,643      1,977,079         297,161
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..................   $ 7,852,920   $ 3,663,025   $5,849,657   $  2,424,247   $     484,928
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                                                                                                LORD
                                                                                                               ABBETT
  LAZARD RETIREMENT                       LEGG MASON PARTNERS                      LEGG MASON PARTNERS         SERIES
  SERIES (CONTINUED)                     VARIABLE EQUITY TRUST                    VARIABLE INCOME TRUST         FUND
---------------------    -----------------------------------------------------   -----------------------   ---------------
    US                                 CLEARBRIDGE   CLEARBRIDGE                   WESTERN      WESTERN
 SMALL-MID       US      CLEARBRIDGE      EQUITY     FUNDAMENTAL   CLEARBRIDGE      ASSET        ASSET
   CAP       STRATEGIC    AGGRESSIVE      INCOME       ALL CAP      LARGE CAP    GLOBAL HIGH   STRATEGIC       CAPITAL
  EQUITY       EQUITY       GROWTH       BUILDER      VALUE (d)*      GROWTH      YIELD BOND      BOND     STRUCTURE (e)*
--------------------------------------------------------------------------------------------------------------------------
$    5,436   $   3,441   $        46   $       999   $     1,298   $       137   $    36,143   $  18,711   $        8,697

    23,427       5,908           446           304           894         1,965         3,069       8,577            4,148
     2,811         708            53            37           108           236           368       1,029              498
--------------------------------------------------------------------------------------------------------------------------
    26,238       6,616           499           341         1,002         2,201         3,437       9,606            4,646
--------------------------------------------------------------------------------------------------------------------------
   (20,802)     (3,175)         (453)          658           296        (2,064)       32,706       9,105            4,051
--------------------------------------------------------------------------------------------------------------------------

   (28,592)    (31,532)        1,644        (1,543)       (1,506)       23,317        40,191       7,808          (58,555)

   112,193          --            --            --            --            --            --          --               --

    42,176          --            --            --            --            --            --          --               --
--------------------------------------------------------------------------------------------------------------------------
   125,777     (31,532)        1,644        (1,543)       (1,506)       23,317        40,191       7,808          (58,555)
--------------------------------------------------------------------------------------------------------------------------

   281,554      87,456         4,035         3,416        11,839       (13,720)      (36,044)     43,036           95,781
--------------------------------------------------------------------------------------------------------------------------
$  386,529   $  52,749   $     5,226   $     2,531   $    10,629   $     7,533   $    36,853   $  59,949   $       41,277
==========================================================================================================================

==========================================================================================================================

                                                                                                                LORD
                                                                                                               ABBETT
  LAZARD RETIREMENT                       LEGG MASON PARTNERS                      LEGG MASON PARTNERS         SERIES
  SERIES (CONTINUED)                     VARIABLE EQUITY TRUST                    VARIABLE INCOME TRUST         FUND
---------------------    -----------------------------------------------------   -----------------------   ---------------
    US                                 CLEARBRIDGE   CLEARBRIDGE                   WESTERN      WESTERN
 SMALL-MID       US      CLEARBRIDGE      EQUITY     FUNDAMENTAL   CLEARBRIDGE      ASSET        ASSET
   CAP       STRATEGIC    AGGRESSIVE      INCOME       ALL CAP      LARGE CAP    GLOBAL HIGH   STRATEGIC       CAPITAL
  EQUITY       EQUITY       GROWTH       BUILDER      VALUE (d)*      GROWTH      YIELD BOND      BOND     STRUCTURE (e)*
--------------------------------------------------------------------------------------------------------------------------
$  (20,802)  $  (3,175)  $      (453)  $       658   $       296   $    (2,064)  $    32,706   $   9,105   $        4,051
   125,777     (31,532)        1,644        (1,543)       (1,506)       23,317        40,191       7,808          (58,555)

   281,554      87,456         4,035         3,416        11,839       (13,720)      (36,044)     43,036           95,781
--------------------------------------------------------------------------------------------------------------------------
   386,529      52,749         5,226         2,531        10,629         7,533        36,853      59,949           41,277
--------------------------------------------------------------------------------------------------------------------------

    12,198         199            --            --            --            --         1,250          --              263
  (329,016)    (40,563)       (8,764)       (4,821)       (2,252)       (9,633)       (9,516)   (132,135)         (67,512)
   (19,550)     55,533        39,891         2,014         8,525       (57,390)      256,201     375,085         (149,232)
--------------------------------------------------------------------------------------------------------------------------

  (336,368)     15,169        31,127        (2,807)        6,273       (67,023)      247,935     242,950         (216,481)
--------------------------------------------------------------------------------------------------------------------------
    50,161      67,918        36,353          (276)       16,902       (59,490)      284,788     302,899         (175,204)
--------------------------------------------------------------------------------------------------------------------------
 1,936,806     480,368        35,075        24,497        65,748       179,520       145,232     414,096          474,086
--------------------------------------------------------------------------------------------------------------------------
$1,986,967   $ 548,286   $    71,428   $    24,221   $    82,650   $   120,030   $   430,020   $ 716,995   $      298,882
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                   LORD
                                                                  ABBETT
                                                                  SERIES
                                                                   FUND                     NEUBERGER BERMAN ADVISERS
                                                               (CONTINUED)                      MANAGEMENT TRUST
                                                              -------------   ------------------------------------------------------

                                                                  GROWTH                                                   SHORT
                                                                   AND          MID-CAP                                   DURATION
                                                                  INCOME         GROWTH       PARTNERS      REGENCY         BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $      23,912   $        --   $    12,922   $     6,830   $   124,604
Expenses:
   Mortality and expense risk fees ........................          56,727         3,551        25,372        11,484        33,021
   Administrative fees ....................................           6,808           426         3,045         1,378         3,963
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................          63,535         3,977        28,417        12,862        36,984
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................         (39,623)       (3,977)      (15,495)       (6,032)       87,620
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................        (207,418)       49,640      (520,643)      (74,918)     (106,984)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................              --            --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................              --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares ...............................        (207,418)       49,640      (520,643)      (74,918)     (106,984)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         914,169        24,309       793,492       284,976       119,907
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
              operations ..................................   $     667,128   $    69,972   $   257,354   $   204,026   $   100,543
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                   LORD
                                                                  ABBETT
                                                                  SERIES
                                                                   FUND                     NEUBERGER BERMAN ADVISERS
                                                               (CONTINUED)                      MANAGEMENT TRUST
                                                              -------------   ------------------------------------------------------

                                                                  GROWTH                                                   SHORT
                                                                   AND          MID-CAP                                   DURATION
                                                                  INCOME         GROWTH       PARTNERS      REGENCY         BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $     (39,623)  $    (3,977)  $   (15,495)  $    (6,032)  $    87,620
   Net realized gain (loss) on investments in portfolio
     shares ...............................................        (207,418)       49,640      (520,643)      (74,918)     (106,984)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................         914,169        24,309       793,492       284,976       119,907
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................         667,128        69,972       257,354       204,026       100,543
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....          11,779           515         7,511         1,563         9,909
   Contract redemptions ...................................        (687,531)      (30,043)     (185,734)      (90,840)     (408,644)
   Net transfers (including mortality transfers) ..........         (94,625)       10,225       (29,607)       44,518       359,583
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners'transactions ...............................        (770,377)      (19,303)     (207,830)      (44,759)      (39,152)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .........        (103,249)       50,669        49,524       159,267        61,391
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       4,744,829       287,683     2,043,302       862,791     2,270,869
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..................   $   4,641,580   $   338,352   $ 2,092,826   $ 1,022,058   $ 2,332,260
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

  NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)                NORTHERN LIGHTS VARIABLE TRUST                 PIMCO VARIABLE INSURANCE TRUST
----------------------------   -------------------------------------------------------   -----------------------------------
                                                                JNF
                                                               LOOMIS          JNF                   COMMODITY-    EMERGING
 SMALL-CAP        SOCIALLY          JNF            JNF         SAYLES         MONEY         ALL      REALRETURN    MARKETS
  GROWTH         RESPONSIVE      BALANCED        EQUITY       BOND (f)*      MARKET        ASSET      STRATEGY       BOND
----------------------------------------------------------------------------------------------------------------------------
$         --   $          21   $     76,733   $     29,625   $      255   $      2,447   $  34,511   $   22,652   $   8,681
         882             700         69,960         49,704          175        203,885       6,217        1,885       2,292
         106              84          8,395          5,965           21         24,466         746          227         275
----------------------------------------------------------------------------------------------------------------------------
         988             784         78,355         55,669          196        228,351       6,963        2,112       2,567
----------------------------------------------------------------------------------------------------------------------------
        (988)           (763)        (1,622)       (26,044)          59       (225,904)     27,548       20,540       6,114
----------------------------------------------------------------------------------------------------------------------------

     (12,073)          2,800       (200,624)      (306,549)     (48,548)            --      66,224      (26,652)     19,718

          --              --             --             --       50,482             --          --        2,775          --

          --              --             --             --           --             --          --           --          --
----------------------------------------------------------------------------------------------------------------------------
     (12,073)          2,800       (200,624)      (306,549)       1,934             --      66,224      (23,877)     19,718
----------------------------------------------------------------------------------------------------------------------------

      23,609          10,137        739,935      1,203,947       (3,049)            --     (33,426)      33,632      (4,679)
----------------------------------------------------------------------------------------------------------------------------
$     10,548   $      12,174   $    537,689   $    871,354   $   (1,056)  $   (225,904)  $  60,346   $   30,295   $  21,153
============================================================================================================================

============================================================================================================================

  NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)                NORTHERN LIGHTS VARIABLE TRUST                 PIMCO VARIABLE INSURANCE TRUST
----------------------------   -------------------------------------------------------   -----------------------------------
                                                                JNF
                                                               LOOMIS          JNF                   COMMODITY-    EMERGING
 SMALL-CAP        SOCIALLY          JNF            JNF         SAYLES         MONEY         ALL      REALRETURN    MARKETS
  GROWTH         RESPONSIVE      BALANCED        EQUITY       BOND (f)*      MARKET        ASSET      STRATEGY      BOND
----------------------------------------------------------------------------------------------------------------------------
$       (988)  $        (763)  $     (1,622)  $    (26,044)  $       59   $   (225,904)  $  27,548   $   20,540   $   6,114
     (12,073)          2,800       (200,624)      (306,549)       1,934             --      66,224      (23,877)     19,718

      23,609          10,137        739,935      1,203,947       (3,049)            --     (33,426)      33,632      (4,679)
----------------------------------------------------------------------------------------------------------------------------
      10,548          12,174        537,689        871,354       (1,056)      (225,904)     60,346       30,295      21,153
----------------------------------------------------------------------------------------------------------------------------

          --              --         13,657         13,590           --        104,583          --           --       1,335
     (17,289)        (19,572)    (1,175,699)      (671,333)        (137)    (3,589,393)   (110,167)      (6,516)    (32,042)
       8,995          23,615       (562,528)       (68,082)    (117,939)     1,914,597    (411,767)     (40,871)     87,722
----------------------------------------------------------------------------------------------------------------------------

      (8,294)          4,043     (1,724,570)      (725,825)    (118,076)    (1,570,213)   (521,934)     (47,387)     57,015
----------------------------------------------------------------------------------------------------------------------------
       2,254          16,217     (1,186,881)       145,529     (119,132)    (1,796,117)   (461,588)     (17,092)     78,168
----------------------------------------------------------------------------------------------------------------------------
      91,383          47,340      6,471,602      4,066,440      119,132     16,663,981     939,616      194,746     105,835
----------------------------------------------------------------------------------------------------------------------------
$     93,637   $      63,557   $  5,284,721   $  4,211,969   $       --   $ 14,867,864   $ 478,028   $  177,654   $ 184,003
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------
                                                                  FOREIGN
                                                                    BOND        GLOBAL
                                                                 US DOLLAR-      BOND        HIGH         REAL       SHORT-
                                                                   HEDGED      UNHEDGED     YIELD        RETURN       TERM
                                                                 -------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $    1,020   $  13,508   $  14,894   $    40,047  $    8,881
Expenses:
   Mortality and expense risk fees ...........................          684       6,187       2,586        34,531      13,242
   Administrative fees .......................................           82         742         310         4,144       1,589
------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................          766       6,929       2,896        38,675      14,831
------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................          254       6,579      11,998         1,372      (5,950)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................       (1,397)      2,580      19,221        29,642      22,169
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................        1,665       9,901          --        22,000         629
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................          315       1,980          --         2,201         519
------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .................................          583      14,461      19,221        53,843      23,317
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................        1,538      26,945     (14,604)      115,541      (9,944)
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ....................................   $    2,375   $  47,985   $  16,615   $   170,756  $    7,423
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------
                                                                  FOREIGN
                                                                    BOND        GLOBAL
                                                                 US DOLLAR-      BOND        HIGH        REAL        SHORT-
                                                                   HEDGED      UNHEDGED     YIELD       RETURN        TERM
                                                                 -------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $      254   $   6,579   $  11,998   $     1,372  $   (5,950)
   Net realized gain (loss) on investments in portfolio
      shares .................................................          583      14,461      19,221        53,843      23,317
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................        1,538      26,945     (14,604)      115,541      (9,944)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .......................................        2,375      47,985      16,615       170,756       7,423
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           --          (5)        738         7,642          (6)
   Contract redemptions ......................................       (3,826)    (32,187)    (56,970)     (343,062)   (152,798)
   Net transfers (including mortality transfers) .............       35,027     (21,667)    304,321       421,603     327,705
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................       31,201     (53,859)    248,089        86,183     174,901
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............       33,576      (5,874)    264,704       256,939     182,324
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       37,803     484,909      91,461     2,452,052     572,278
------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................   $   71,379   $ 479,035   $ 356,165   $ 2,708,991  $  754,602
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

   PIMCO
 VARIABLE
INSURANCE
  TRUST
(CONTINUED)             PIONEER VARIABLE CONTRACTS TRUST                 ROYCE CAPITAL FUND         RYDEX VARIABLE TRUST
-----------   ----------------------------------------------------   -------------------------   --------------------------

   TOTAL         EQUITY                      HIGH        MID CAP                                                  BASIC
  RETURN         INCOME        FUND         YIELD         VALUE       MICRO-CAP     SMALL-CAP      BANKING      MATERIALS
---------------------------------------------------------------------------------------------------------------------------
$   143,738   $    19,260   $    2,608   $    29,888   $       718   $    18,763   $     1,665   $     1,937   $     3,453

     74,558        11,770        3,161         7,098           953        11,851        20,227         4,214         8,687
      8,947         1,413          379           852           114         1,422         2,427           505         1,042
---------------------------------------------------------------------------------------------------------------------------
     83,505        13,183        3,540         7,950         1,067        13,273        22,654         4,719         9,729
---------------------------------------------------------------------------------------------------------------------------
     60,233         6,077         (932)       21,938          (349)        5,490       (20,989)       (2,782)       (6,276)
---------------------------------------------------------------------------------------------------------------------------

    158,454       (40,612)       1,289        56,311         5,109       (97,819)      (23,970)      (48,549)      140,439

    147,503            --           --            --            --            --            --            --            --

      9,177            --           --            --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
    315,134       (40,612)       1,289        56,311         5,109       (97,819)      (23,970)      (48,549)      140,439
---------------------------------------------------------------------------------------------------------------------------

     31,261       187,577       26,522        28,059         5,544       336,868       305,795         2,693       (55,345)
---------------------------------------------------------------------------------------------------------------------------
$   406,628   $   153,042   $   26,879   $   106,308   $    10,304   $   244,539   $   260,836   $   (48,638)  $    78,818
===========================================================================================================================

===========================================================================================================================

   PIMCO
 VARIABLE
INSURANCE
  TRUST
(CONTINUED)             PIONEER VARIABLE CONTRACTS TRUST                 ROYCE CAPITAL FUND         RYDEX VARIABLE TRUST
-----------   ----------------------------------------------------   -------------------------   --------------------------

   TOTAL         EQUITY                      HIGH        MID CAP                                                  BASIC
  RETURN         INCOME        FUND         YIELD         VALUE       MICRO-CAP     SMALL-CAP      BANKING      MATERIALS
---------------------------------------------------------------------------------------------------------------------------
$    60,233   $     6,077   $     (932)  $    21,938   $      (349)  $     5,490   $   (20,989)  $    (2,782)  $    (6,276)
    315,134       (40,612)       1,289        56,311         5,109       (97,819)      (23,970)      (48,549)      140,439

     31,261       187,577       26,522        28,059         5,544       336,868       305,795         2,693       (55,345)
---------------------------------------------------------------------------------------------------------------------------
    406,628       153,042       26,879       106,308        10,304       244,539       260,836       (48,638)       78,818
---------------------------------------------------------------------------------------------------------------------------

     14,141         7,202          900           273            --           777         1,257           221         1,251
   (794,249)     (138,856)     (42,618)      (72,591)      (17,289)     (160,951)     (215,813)      (43,861)      (80,212)
   (602,199)      (43,780)     (69,759)      591,048        10,433       254,582      (112,836)      102,203      (225,382)
---------------------------------------------------------------------------------------------------------------------------

 (1,382,307)     (175,434)    (111,477)      518,730        (6,856)       94,408      (327,392)       58,563      (304,343)
---------------------------------------------------------------------------------------------------------------------------
   (975,679)      (22,392)     (84,598)      625,038         3,448       338,947       (66,556)        9,925      (225,525)
---------------------------------------------------------------------------------------------------------------------------
  6,066,781     1,012,506      308,357       478,141        73,558       825,502     1,694,111        88,129       859,967
---------------------------------------------------------------------------------------------------------------------------
$ 5,091,102   $   990,114   $  223,759   $ 1,103,179   $    77,006   $ 1,164,449   $ 1,627,555   $    98,054   $   634,442
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -----------------------------------------------------------------

                                                                                 CONSUMER     DOW 2X
                                                                 BIOTECHNOLOGY   PRODUCTS    STRATEGY   ELECTRONICS     ENERGY
                                                                 -----------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $          --   $  1,401   $   1,109   $        --   $     4,065
Expenses:
   Mortality and expense risk fees ...........................           4,738      1,315       1,921           727        12,154
   Administrative fees .......................................             569        158         231            87         1,459
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................           5,307      1,473       2,152           814        13,613
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................          (5,307)       (72)     (1,043)         (814)       (9,548)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................         (21,882)    25,809      12,783       (25,493)      125,514
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................              --         --          --        18,098            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................              --         --          --            --            --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .................................         (21,882)    25,809      12,783        (7,395)      125,514
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................          41,433     (5,584)     17,654        (3,160)        9,326
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ....................................   $      14,244   $ 20,153   $  29,394   $   (11,369)  $   125,292
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -----------------------------------------------------------------
                                                                                 CONSUMER     DOW 2X
                                                                 BIOTECHNOLOGY   PRODUCTS    STRATEGY   ELECTRONICS     ENERGY
                                                                 -----------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $      (5,307)  $    (72)  $  (1,043)  $      (814)  $    (9,548)
   Net realized gain (loss) on investments in portfolio
      shares .................................................         (21,882)    25,809      12,783        (7,395)      125,514
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................          41,433     (5,584)     17,654        (3,160)        9,326
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .......................................          14,244     20,153      29,394       (11,369)      125,292
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           1,271         --         100           250         2,435
   Contract redemptions ......................................         (45,770)   (15,362)    (37,587)       (3,494)      (48,354)
   Net transfers (including mortality transfers) .............         554,402     12,068      55,238      (100,961)     (224,216)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................         509,903     (3,294)     17,751      (104,205)     (270,135)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............         524,147     16,859      47,145      (115,574)     (144,843)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          70,414    103,446     125,991       180,416     1,082,729
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................   $     594,561   $120,305   $ 173,136   $    64,842   $   937,886
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================

                                      RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                      GOVERNMENT                            INVERSE     INVERSE
                EUROPE                   LONG                               DYNAMIC    GOVERNMENT   INVERSE
  ENERGY         1.25X    FINANCIAL   BOND 1.2X      HEALTH                  DOW 2X     LONG BOND   MID-CAP
 SERVICES      STRATEGY    SERVICES    STRATEGY       CARE      INTERNET    STRATEGY    STRATEGY    STRATEGY
-------------------------------------------------------------------------------------------------------------
$        --   $   2,508   $     448   $    4,321   $     192   $      --   $      --   $       --   $     --

     13,495       1,793         766        2,648       1,166       1,422       1,311        1,509        175
      1,619         215          92          318         140         171         158          181         20
-------------------------------------------------------------------------------------------------------------
     15,114       2,008         858        2,966       1,306       1,593       1,469        1,690        195
-------------------------------------------------------------------------------------------------------------
    (15,114)        500        (410)       1,355      (1,114)     (1,593)     (1,469)      (1,690)      (195)
-------------------------------------------------------------------------------------------------------------

    185,076        (651)    (16,911)     (45,431)     10,732      16,371     (45,891)     (26,848)    (8,014)

         --          --          --           --          --          --          --           --         --

         --          --          --           --          --          --          --           --         --
-------------------------------------------------------------------------------------------------------------
    185,076        (651)    (16,911)     (45,431)     10,732      16,371     (45,891)     (26,848)    (8,014)
-------------------------------------------------------------------------------------------------------------

     23,287     (18,549)      1,614       35,439      (7,763)      5,035     (12,835)       2,911        988
-------------------------------------------------------------------------------------------------------------
$   193,249   $ (18,700)  $ (15,707)  $   (8,637)  $   1,855   $  19,813   $ (60,195)  $  (25,627)  $ (7,221)
=============================================================================================================

=============================================================================================================

                                      RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                      GOVERNMENT                            INVERSE     INVERSE
                EUROPE                   LONG                               DYNAMIC    GOVERNMENT   INVERSE
  ENERGY         1.25X    FINANCIAL   BOND 1.2X      HEALTH                  DOW 2X     LONG BOND   MID-CAP
 SERVICES      STRATEGY    SERVICES    STRATEGY       CARE      INTERNET    STRATEGY    STRATEGY    STRATEGY
-------------------------------------------------------------------------------------------------------------
$   (15,114)  $     500   $    (410)  $    1,355   $  (1,114)  $  (1,593)  $  (1,469)  $   (1,690)  $   (195)
    185,076        (651)    (16,911)     (45,431)     10,732      16,371     (45,891)     (26,848)    (8,014)

     23,287     (18,549)      1,614       35,439      (7,763)      5,035     (12,835)       2,911        988
-------------------------------------------------------------------------------------------------------------
    193,249     (18,700)    (15,707)      (8,637)      1,855      19,813     (60,195)     (25,627)    (7,221)
-------------------------------------------------------------------------------------------------------------

      9,111         261         296        1,253          --          --         400          550         --
   (105,108)     (8,039)     (9,552)     (12,733)    (22,308)    (10,298)    (17,089)     (15,519)      (809)
   (142,870)     22,990     (22,112)      63,922     (27,840)     32,203     161,397     (320,078)    (4,137)
-------------------------------------------------------------------------------------------------------------

   (238,867)     15,212     (31,368)      52,442     (50,148)     21,905     144,708     (335,047)    (4,946)
-------------------------------------------------------------------------------------------------------------
    (45,618)     (3,488)    (47,075)      43,805     (48,293)     41,718      84,513     (360,674)   (12,167)
-------------------------------------------------------------------------------------------------------------
  1,220,931     178,162      87,177      151,210     110,945     137,222      73,299      361,452     12,167
-------------------------------------------------------------------------------------------------------------
$ 1,175,313   $ 174,674   $  40,102   $  195,015   $  62,652   $ 178,940   $ 157,812   $      778   $     --
=============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                            ------------------------------------------------------
                                                                                           INVERSE
                                                                               INVERSE     RUSSELL    INVERSE    JAPAN
                                                                            NASDAQ-100(R)   2000(R)   S&P 500     2X
                                                                               STRATEGY    STRATEGY  STRATEGY  STRATEGY  LEISURE
                                                                            ------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $          --  $     --  $     --  $     --  $    197
Expenses:
   Mortality and expense risk fees .......................................            472     2,190     2,740     1,629     1,761
   Administrative fees ...................................................             56       263       329       195       211
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................................            528     2,453     3,069     1,824     1,972
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................           (528)   (2,453)   (3,069)   (1,824)   (1,775)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................        (14,410)  (65,642)  (14,372)  (25,607)   22,599
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................             --        --        --        --        --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................             --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....        (14,410)  (65,642)  (14,372)  (25,607)   22,599
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          3,529    51,616   (22,100)    3,534    15,484
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $     (11,409) $(16,479) $(39,541) $(23,897) $ 36,308
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                            --------------------------------------------------------
                                                                                            INVERSE
                                                                               INVERSE      RUSSELL    INVERSE    JAPAN
                                                                            NASDAQ-100(R)   2000(R)    S&P 500      2X
                                                                               STRATEGY     STRATEGY  STRATEGY   STRATEGY  LEISURE
                                                                            --------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $        (528) $  (2,453) $  (3,069) $ (1,824) $ (1,775)
   Net realized gain (loss) on investments in portfolio shares ...........        (14,410)   (65,642)   (14,372)  (25,607)   22,599
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          3,529     51,616    (22,100)    3,534    15,484
------------------------------------------------------------------------------------------------------------------------------------
         Net in crease (decrease) in net assets from operations ..........        (11,409)   (16,479)   (39,541)  (23,897)   36,308
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................             --       (130)     2,692         1        --
   Contract redemptions ..................................................        (16,950)   (32,020)   (19,818)  (10,087)  (25,329)
   Net transfers (including mortality transfers) .........................         13,374   (288,334)   128,056   (28,065)  113,284
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ....................................................         (3,576)  (320,484)   110,930   (38,151)   87,955
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................        (14,985)  (336,963)    71,389   (62,048)  124,263
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................         34,377    357,293    123,186    96,108    85,005
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $      19,392  $  20,330  $ 194,575  $ 34,060  $209,268
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================

                                     RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------

 MID CAP                                                                               RUSSELL     S&P 500
  1.5X                   NASDAQ-100(R)             PRECIOUS     REAL                2000(R) 1.5X     2X
STRATEGY  NASDAQ-100(R)   2X STRATEGY      NOVA     METALS     ESTATE    RETAILING    STRATEGY    STRATEGY
-----------------------------------------------------------------------------------------------------------
$     --  $          --  $          --  $     901  $      50  $  16,251  $      --  $         --  $     --

   2,670         15,303          3,049      5,940     15,472      5,832      2,558         2,893     1,154
     320          1,836            366        713      1,857        699        306           348       138
-----------------------------------------------------------------------------------------------------------
   2,990         17,139          3,415      6,653     17,329      6,531      2,864         3,241     1,292
-----------------------------------------------------------------------------------------------------------
  (2,990)       (17,139)        (3,415)    (5,752)   (17,279)     9,720     (2,864)       (3,241)   (1,292)
-----------------------------------------------------------------------------------------------------------

  66,566        255,161         83,027     92,248    255,338     36,478     (4,638)       10,039    25,650

      --             --             --         --         --         --         --            --        --

      --             --             --         --         --         --         --            --        --
-----------------------------------------------------------------------------------------------------------
  66,566        255,161         83,027     92,248    255,338     36,478     (4,638)       10,039    25,650
-----------------------------------------------------------------------------------------------------------

   7,285        (62,352)       (51,750)   (20,535)   137,291     48,632     39,593        21,151       561
-----------------------------------------------------------------------------------------------------------
$ 70,861  $     175,670  $      27,862  $  65,961  $ 375,350  $  94,830  $  32,091  $     27,949  $ 24,919
===========================================================================================================

===========================================================================================================

                                     RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------

 MID CAP                                                                               RUSSELL    S&P 500
  1.5X                   NASDAQ-100(R)              PRECIOUS     REAL               2000(R) 1.5X     2X
STRATEGY  NASDAQ-100(R)   2X STRATEGY     NOVA       METALS     ESTATE   RETAILING    STRATEGY    STRATEGY
-----------------------------------------------------------------------------------------------------------
$ (2,990) $     (17,139) $      (3,415) $  (5,752) $  (17,279) $  9,720  $  (2,864) $     (3,241) $ (1,292)
  66,566        255,161         83,027     92,248     255,338    36,478     (4,638)       10,039    25,650

   7,285        (62,352)       (51,750)   (20,535)    137,291    48,632     39,593        21,151       561
-----------------------------------------------------------------------------------------------------------
  70,861        175,670         27,862     65,961     375,350    94,830     32,091        27,949    24,919
-----------------------------------------------------------------------------------------------------------

      --          2,639            136        239       8,071       248         --           101       136
 (38,013)      (161,198)       (21,285)   (47,977)    (82,675)  (54,167)   (57,703)      (10,917)  (12,798)
  72,798        270,345        (64,333)   (98,724)    (14,373)  523,453    315,285       106,251   (20,819)
-----------------------------------------------------------------------------------------------------------

  34,785        111,786        (85,482)  (146,462)    (88,977)  469,534    257,582        95,435   (33,481)
-----------------------------------------------------------------------------------------------------------
 105,646        287,456        (57,620)   (80,501)    286,373   564,364    289,673       123,384    (8,562)
-----------------------------------------------------------------------------------------------------------
 189,904      1,166,718        293,480    532,764   1,314,043   197,415      9,558       118,250    82,645
-----------------------------------------------------------------------------------------------------------
$295,550  $   1,454,174  $     235,860  $ 452,263  $1,600,416  $761,779  $ 299,231  $    241,634  $ 74,083
===========================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                           -------------------------------------------------
                                                                                                 S&P       S&P       S&P
                                                                            S&P 500   S&P 500   MIDCAP    MIDCAP   SMALLCAP
                                                                             PURE      PURE    400 PURE  400 PURE  600 PURE
                                                                            GROWTH     VALUE    GROWTH    VALUE     GROWTH
                                                                           -------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ................  $      --  $ 2,787  $     --  $  3,567  $     --
Expenses:
   Mortality and expense risk fees ......................................      8,278    5,536     6,065    10,809     2,107
   Administrative fees ..................................................        994      664       728     1,297       253
----------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................................      9,272    6,200     6,793    12,106     2,360
----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................................     (9,272)  (3,413)   (6,793)   (8,539)   (2,360)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................................    109,828   53,338    63,023    72,833    28,596
   Net realized short-term capital gain distributions from investments
      in portfolio shares ...............................................         --       --        --        --        --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ...............................................         --       --        --        --        --
----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ....    109,828   53,338    63,023    72,833    28,596
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..................................................     47,107    9,935   152,381   (15,889)      893
----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations .......  $ 147,663  $59,860  $208,611  $ 48,405  $ 27,129
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                           -------------------------------------------------------
                                                                                                     S&P         S&P        S&P
                                                                            S&P 500    S&P 500     MIDCAP       MIDCAP   SMALLCAP
                                                                              PURE      PURE      400 PURE     400 PURE  600 PURE
                                                                             GROWTH     VALUE      GROWTH       VALUE     GROWTH
                                                                           -------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................................  $  (9,272) $  (3,413) $    (6,793) $  (8,539) $ (2,360)
   Net realized gain (loss) on investments in portfolio shares ..........    109,828     53,338       63,023     72,833    28,596
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ...............................................     47,107      9,935      152,381    (15,889)      893
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..........    147,663     59,860      208,611     48,405    27,129
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..................         (1)        --           96         (2)       --
   Contract redemptions .................................................    (95,391)   (34,531)     (97,631)  (171,833)  (15,631)
   Net transfers (including mortality transfers) ........................   (248,367)  (110,248)   1,040,432   (434,446)  101,844
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ...................................................   (343,759)  (144,779)     942,897   (606,281)   86,213
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......................   (196,096)   (84,919)   1,151,508   (557,876)  113,342
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................................    992,624    509,737      315,125    900,319   168,810
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................................  $ 796,528  $ 424,818  $ 1,466,633  $ 342,443  $282,152
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
  S&P          SGI            SGI            SGI                                                      U.S.
SMALLCAP       CLS            CLS         U.S. LONG                                                GOVERNMENT
600 PURE    ADVISORONE    ADVISORONE        SHORT                      TELE-                         MONEY
 VALUE     AMERIGO (g)*  CLERMONT (g)*  MOMENTUM (h)*  TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION    MARKET    UTILITIES
-------------------------------------------------------------------------------------------------------------------------
$      --  $        240  $         531  $          --  $       --  $       1,969   $           --  $      120  $   8,127

    8,261         3,115            337          3,282       2,490          3,518            1,592      27,449      3,698
      992           374             41            394         299            423              191       3,294        444
-------------------------------------------------------------------------------------------------------------------------
    9,253         3,489            378          3,676       2,789          3,941            1,783      30,743      4,142
-------------------------------------------------------------------------------------------------------------------------
   (9,253)       (3,249)           153         (3,676)     (2,789)        (1,972)          (1,783)    (30,623)     3,985
-------------------------------------------------------------------------------------------------------------------------

 (166,124)       (4,052)           800         (6,474)     29,102         46,444            6,027          --     17,695

       --            --             --             --          --             --               --          78         --

       --            --             --             --          --             --               --          --         --
-------------------------------------------------------------------------------------------------------------------------
 (166,124)       (4,052)           800         (6,474)     29,102         46,444            6,027          78     17,695
-------------------------------------------------------------------------------------------------------------------------

   72,684        39,890          1,632         32,748     (21,167)       (20,425)          12,306          --     (6,452)
-------------------------------------------------------------------------------------------------------------------------
$(102,693) $     32,589  $       2,585  $      22,598  $    5,146  $      24,047   $       16,550  $  (30,545) $  15,228
=========================================================================================================================

=========================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
   S&P          SGI           SGI            SGI                                                      U.S.
SMALLCAP        CLS           CLS         U.S. LONG                                                GOVERNMENT
600 PURE    ADVISORONE     ADVISORONE       SHORT                      TELE-                          MONEY
  VALUE    AMERIGO (g)*  CLERMONT (g)*  MOMENTUM (h)*  TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION    MARKET    UTILITIES
-------------------------------------------------------------------------------------------------------------------------
$  (9,253) $     (3,249) $         153  $      (3,676) $   (2,789) $       (1,972) $       (1,783) $  (30,623) $   3,985
 (166,124)       (4,052)           800         (6,474)     29,102          46,444           6,027          78     17,695

   72,684        39,890          1,632         32,748     (21,167)        (20,425)         12,306          --     (6,452)
-------------------------------------------------------------------------------------------------------------------------
 (102,693)       32,589          2,585         22,598       5,146          24,047          16,550     (30,545)    15,228
-------------------------------------------------------------------------------------------------------------------------

       (8)           --             --             --         215           1,073              33      10,116        195
  (71,583)       (4,418)        (2,964)        (8,774)    (29,228)        (37,687)        (10,968)   (537,410)   (17,058)
  193,395       (10,836)         3,344        (24,969)   (116,266)       (193,132)        (48,918)   (113,110)    (8,895)
-------------------------------------------------------------------------------------------------------------------------

  121,804       (15,254)           380        (33,743)   (145,279)       (229,746)        (59,853)   (640,404)   (25,758)
-------------------------------------------------------------------------------------------------------------------------
   19,111        17,335          2,965        (11,145)   (140,133)       (205,699)        (43,303)   (670,949)   (10,530)
-------------------------------------------------------------------------------------------------------------------------
  345,360       252,451         27,270        277,957     336,021         336,539         149,269   2,358,258    294,915
-------------------------------------------------------------------------------------------------------------------------
$ 364,471  $    269,786  $      30,235  $     266,812  $  195,888  $      130,840  $      105,966  $1,687,309  $ 284,385
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                                THIRD
                                                                                               AVENUE
                                                                                              VARIABLE
                                                                  SELIGMAN PORTFOLIOS       SERIES TRUST    VAN ECK VIP TRUST (i)*
                                                              ---------------------------   ------------   ------------------------
                                                              COMMUNICATIONS
                                                                   AND           GLOBAL                     EMERGING      GLOBAL
                                                               INFORMATION     TECHNOLOGY       VALUE        MARKETS     BOND (j)*
                                                              ---------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $           --   $       --   $     45,931   $    35,608   $   46,301
Expenses:
   Mortality and expense risk fees .........................          18,769        7,294         15,213        67,209       15,840
   Administrative fees .....................................           2,252          876          1,826         8,066        1,901
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................          21,021        8,170         17,039        75,275       17,741
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         (21,021)      (8,170)        28,892       (39,667)      28,560
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................         306,081       37,649       (333,849)     (278,093)       5,427
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................              --           --             --            --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................              --           --             --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................         306,081       37,649       (333,849)     (278,093)       5,427
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        (147,244)      34,761        443,437     1,539,230       19,992
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ......................................  $      137,816   $   64,240   $    138,480   $ 1,221,470   $   53,979
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                THIRD
                                                                                               AVENUE
                                                                                              VARIABLE
                                                                  SELIGMAN PORTFOLIOS       SERIES TRUST    VAN ECK VIP TRUST (i)*
                                                              ---------------------------   ----------------------------------------
                                                              COMMUNICATIONS
                                                                    AND          GLOBAL                     EMERGING      GLOBAL
                                                               INFORMATION     TECHNOLOGY       VALUE        MARKETS     BOND (j)*
                                                              ----------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $      (21,021)  $   (8,170)  $     28,892   $   (39,667)  $   28,560
   Net realized gain (loss) on investments in portfolio
     shares ................................................         306,081       37,649       (333,849)     (278,093)       5,427
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................        (147,244)      34,761        443,437     1,539,230       19,992
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ......................................         137,816       64,240        138,480     1,221,470       53,979
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....           1,088        1,487         11,866        14,076        3,257
   Contract redemptions ....................................        (265,722)    (123,657)      (126,702)     (472,380)    (209,880)
   Net transfers (including mortality transfers) ...........        (519,425)    (142,842)       (85,415)   (1,208,211)     (32,988)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................        (784,059)    (265,012)      (200,251)   (1,666,515)    (239,611)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............        (646,243)    (200,772)       (61,771)     (445,045)    (185,632)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       1,945,297      684,823      1,343,325     6,000,362    1,449,075
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .......................  $    1,299,054   $  484,051   $  1,281,554   $ 5,555,317   $1,263,443
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================

          VAN ECK VIP                WELLS FARGO                   INTEREST
    TRUST (CONTINUED) (i)*        ADVANTAGE VT FUNDS          ADJUSTMENT ACCOUNTS
----------------------------   -------------------------   -------------------------
    GLOBAL         MULTI-
     HARD          MANAGER                                                                COMBINED
  ASSETS (k)*   ALTERNATIVES    DISCOVERY    OPPORTUNITY     1 YEAR        5 YEAR          TOTAL
------------------------------------------------------------------------------------   --------------
$       7,040   $         --   $        --   $    27,525   $        --   $        --   $   2,104,580

       23,283          4,400        50,098        45,235            --            --       2,149,311
        2,794            528         6,012         5,428            --            --         257,917
------------------------------------------------------------------------------------   --------------
       26,077          4,928        56,110        50,663            --            --       2,407,228
------------------------------------------------------------------------------------   --------------
      (19,037)        (4,928)      (56,110)      (23,138)           --            --        (302,648)
------------------------------------------------------------------------------------   --------------

     (183,652)         7,783       206,325      (260,298)           --            --      (1,254,868)

           --             --            --            --            --            --         365,324

           --             --            --            --            --            --          56,368
------------------------------------------------------------------------------------   --------------
     (183,652)         7,783       206,325      (260,298)           --            --        (833,176)
------------------------------------------------------------------------------------   --------------

      660,169          4,778     1,080,997     1,020,142            --            --      22,002,626
------------------------------------------------------------------------------------   --------------
$     457,480   $      7,633   $ 1,231,212   $   736,706   $        --   $        --   $  20,866,802
====================================================================================   ==============

=====================================================================================================

         VAN ECK VIP                 WELLS FARGO                   INTEREST
   TRUST (CONTINUED) (i)*         ADVANTAGE VT FUNDS           ADJUSTMENT ACCOUNTS
----------------------------   -------------------------   -------------------------
    GLOBAL         MULTI-
     HARD          MANAGER                                                                COMBINED
  ASSETS (k)*   ALTERNATIVES    DISCOVERY    OPPORTUNITY     1 YEAR        5 YEAR           TOTAL
-------------------------------------------------------------------------------------  --------------
$     (19,037)  $     (4,928)  $   (56,110)  $   (23,138)   $       --   $        --   $    (302,648)
     (183,652)         7,783       206,325      (260,298)           --            --        (833,176)

      660,169          4,778     1,080,997     1,020,142            --            --      22,002,626
-------------------------------------------------------------------------------------  --------------
      457,480          7,633     1,231,212       736,706            --            --      20,866,802
-------------------------------------------------------------------------------------  --------------

        3,992          4,532        21,172         6,965            --            --         591,153
     (316,762)       (46,194)     (520,511)     (390,073)      (62,552)      (86,334)    (24,651,561)
      (39,265)       (64,323)    1,075,864       265,534        94,220         2,268      (2,061,767)
-------------------------------------------------------------------------------------  --------------

     (352,035)      (105,985)      576,525      (117,574)       31,668       (84,066)    (26,122,175)
-------------------------------------------------------------------------------------  --------------
      105,445        (98,352)    1,807,737       619,132        31,668       (84,066)     (5,255,373)
-------------------------------------------------------------------------------------  --------------
    2,056,369        408,464     3,754,618     3,506,326       571,993        85,166     180,732,754
-------------------------------------------------------------------------------------  --------------
$   2,161,814   $    310,112   $ 5,562,355   $ 4,125,458   $   603,661   $     1,100   $ 175,477,381
=====================================================================================  ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                  INVESCO VARIABLE INSURANCE FUNDS (y)*
                                                                     ---------------------------------------------------------------
                                                                                                              GLOBAL       GLOBAL
                                                                        BASIC        CORE       FINANCIAL     HEALTH        REAL
                                                                        VALUE       EQUITY      SERVICES       CARE        ESTATE
                                                                     ---------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $    3,163   $   16,059   $    4,570   $    2,879   $       --
Expenses:
   Mortality and expense risk fees ...............................        2,994       12,895        1,938       12,469       13,684
   Administrative fees ...........................................          360        1,548          232        1,496        1,642
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................        3,354       14,443        2,170       13,965       15,326
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................         (191)       1,616        2,400      (11,086)     (15,326)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................     (206,454)    (181,051)    (232,221)    (610,096)    (768,883)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................           --           --           --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................     (206,454)    (181,051)    (232,221)    (610,096)    (768,883)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      295,532      415,318      236,049      826,405    1,040,852
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ........................................   $   88,887   $  235,883   $    6,228   $  205,223   $  256,643
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                  INVESCO VARIABLE INSURANCE FUNDS (y)*
                                                                     ---------------------------------------------------------------
                                                                                                              GLOBAL       GLOBAL
                                                                        BASIC        CORE       FINANCIAL     HEALTH        REAL
                                                                        VALUE       EQUITY      SERVICES       CARE        ESTATE
                                                                     ---------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $     (191)  $    1,616   $    2,400   $  (11,086)  $  (15,326)
   Net realized gain (loss) on investments in portfolio shares ...     (206,454)    (181,051)    (232,221)    (610,096)    (768,883)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................      295,532      415,318      236,049      826,405    1,040,852
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...       88,887      235,883        6,228      205,223      256,643
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........          403          346          400          196        6,081
   Contract redemptions ..........................................       (9,103)    (195,894)     (10,952)    (158,611)    (123,128)
   Net transfers (including mortality transfers) .................       65,518      (14,586)     (53,097)    (511,325)    (185,427)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .................................       56,818     (210,134)     (63,649)    (669,740)    (302,474)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ................      145,705       25,749      (57,421)    (464,517)     (45,831)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      164,592    1,245,505      217,657    1,397,124    1,257,055
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .........................   $  310,297   $1,271,254   $  160,236   $  932,607   $1,211,224
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                   ALLIANCEBERNSTEIN    AMERICAN
                                                                                                       VARIABLE          CENTURY
           INVESCO VARIABLE                                                                            PRODUCTS         VARIABLE
   INSURANCE FUNDS  (CONTINUED) (y)*                     THE ALGER PORTFOLIOS (a)*                      SERIES         PORTFOLIOS
---------------------------------------   ------------------------------------------------------   -----------------   -----------
                MID CAP
    HIGH          CORE                       CAPITAL       LARGECAP       MIDCAP       SMALLCAP       GROWTH AND
   YIELD         EQUITY      TECHNOLOGY   APPRECIATION      GROWTH        GROWTH        GROWTH          INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------------
$   152,694   $     4,538   $        --   $         --   $    32,042   $        --   $        --   $          16,020   $   25,554

     23,660         5,351         2,105         92,076        60,859        53,629        19,978               4,252        6,064
      2,839           642           251         11,048         7,303         6,435         2,397                 510          728
----------------------------------------------------------------------------------------------------------------------------------
     26,499         5,993         2,356        103,124        68,162        60,064        22,375               4,762        6,792
----------------------------------------------------------------------------------------------------------------------------------
    126,195        (1,455)       (2,356)      (103,124)      (36,120)      (60,064)      (22,375)             11,258       18,762
----------------------------------------------------------------------------------------------------------------------------------

   (329,630)      (85,688)      (18,336)       400,182      (125,963)   (1,376,029)     (128,522)           (253,550)     (34,708)

         --            --            --             --            --            --            --                  --           --

         --         5,720            --             --            --            --            --                  --           --
----------------------------------------------------------------------------------------------------------------------------------
   (329,630)      (79,968)      (18,336)       400,182      (125,963)   (1,376,029)     (128,522)           (253,550)     (34,708)
----------------------------------------------------------------------------------------------------------------------------------

    980,219       192,611        88,303      2,706,672     1,974,347     3,176,774       726,110             305,470       86,437
----------------------------------------------------------------------------------------------------------------------------------
$   776,784   $   111,188   $    67,611   $  3,003,730   $ 1,812,264   $ 1,740,681   $   575,213   $          63,178   $   70,491
==================================================================================================================================

==================================================================================================================================

                                                                                                   ALLIANCEBERNSTEIN    AMERICAN
                                                                                                       VARIABLE          CENTURY
           INVESCO VARIABLE                                                                            PRODUCTS         VARIABLE
   INSURANCE FUNDS (CONTINUED) (y)*                      THE ALGER PORTFOLIOS (a)*                      SERIES         PORTFOLIOS
---------------------------------------   ------------------------------------------------------   -----------------   -----------
                MID CAP
    HIGH          CORE                       CAPITAL       LARGECAP       MIDCAP       SMALLCAP       GROWTH AND
   YIELD         EQUITY      TECHNOLOGY   APPRECIATION      GROWTH        GROWTH        GROWTH          INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------------
$   126,195   $    (1,455)  $    (2,356)  $   (103,124)  $   (36,120)  $   (60,064)  $   (22,375)  $          11,258   $   18,762
   (329,630)      (79,968)      (18,336)       400,182      (125,963)   (1,376,029)     (128,522)           (253,550)     (34,708)

    980,219       192,611        88,303      2,706,672     1,974,347     3,176,774       726,110             305,470       86,437
----------------------------------------------------------------------------------------------------------------------------------
    776,784       111,188        67,611      3,003,730     1,812,264     1,740,681       575,213              63,178       70,491
----------------------------------------------------------------------------------------------------------------------------------

      5,617           744             3         46,281        15,140         9,339         6,876               1,825          600
   (251,801)      (67,554)      (19,352)    (1,002,805)     (538,128)     (633,811)     (241,900)            (45,570)     (16,172)
   (125,103)      101,660       110,735        540,490      (198,720)       71,928      (135,756)           (180,505)      41,137
----------------------------------------------------------------------------------------------------------------------------------

   (371,287)       34,850        91,386       (416,034)     (721,708)     (552,544)     (370,780)           (224,250)      25,565
----------------------------------------------------------------------------------------------------------------------------------
    405,497       146,038       158,997      2,587,696     1,090,556     1,188,137       204,433            (161,072)      96,056
----------------------------------------------------------------------------------------------------------------------------------
  1,672,094       349,054        89,151      6,520,785     4,591,613     3,825,196     1,564,462             425,986      423,330
----------------------------------------------------------------------------------------------------------------------------------
$ 2,077,591   $   495,092   $   248,148   $  9,108,481   $ 5,682,169   $ 5,013,333   $ 1,768,895   $         264,914   $  519,386
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                           DIREXION
                                                                                    AMERICAN CENTURY                      INSURANCE
                                                                             VARIABLE PORTFOLIOS (CONTINUED)                TRUST
                                                                  -----------------------------------------------------   ----------

                                                                                                                           DYNAMIC
                                                                   INCOME &     INFLATION                                   VP HY
                                                                    GROWTH     PROTECTION   INTERNATIONAL      VALUE         BOND
                                                                  ------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $  107,122   $    1,599   $      33,660   $   257,496   $     632
Expenses:
   Mortality and expense risk fees ............................       27,695        1,605          19,175        54,215         543
   Administrative fees ........................................        3,323          193           2,301         6,505          65
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       31,018        1,798          21,476        60,720         608
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................       76,104         (199)         12,184       196,776          24
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................     (213,756)      (3,241)       (245,433)     (991,573)        326
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................           --           --              --            --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................           --           --              --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
           shares .............................................     (213,756)      (3,241)       (245,433)     (991,573)        326
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      475,283       10,781         666,180     1,452,888       9,595
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $  337,631   $    7,341   $     432,931   $   658,091   $   9,945
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                           DIREXION
                                                                                    AMERICAN CENTURY                      INSURANCE
                                                                             VARIABLE PORTFOLIOS (CONTINUED)                TRUST
                                                                  -----------------------------------------------------   ----------

                                                                                                                           DYNAMIC
                                                                   INCOME &     INFLATION                                   VP HY
                                                                    GROWTH     PROTECTION   INTERNATIONAL      VALUE         BOND
                                                                  ------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   76,104   $     (199)  $      12,184   $   196,776   $      24
   Net realized gain (loss) on investments in portfolio
      shares ..................................................     (213,756)      (3,241)       (245,433)     (991,573)        326
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      475,283       10,781         666,180     1,452,888       9,595
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................      337,631        7,341         432,931       658,091       9,945
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        8,329           35          12,366        11,159          (5)
   Contract redemptions .......................................     (251,180)     (10,170)       (321,843)     (616,004)     (1,373)
   Net transfers (including mortality transfers) ..............     (105,658)    (256,396)        (73,992)     (209,184)     60,387
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..............................     (348,509)    (266,531)       (383,469)     (814,029)     59,009
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .............      (10,878)    (259,190)         49,462      (155,938)     68,954
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    2,369,109      368,180       1,575,751     4,902,427          --
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......................   $2,358,231   $  108,990   $   1,625,213   $ 4,746,489   $  68,954
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                             DREYFUS
 DREYFUS                                    VARIABLE
INVESTMENT                                 INVESTMENT
PORTFOLIOS                                    FUND               FEDERATED INSURANCE SERIES               JANUS ASPEN SERIES
----------                               -------------   -----------------------------------------   -----------------------------
  SMALL        DREYFUS
   CAP         SOCIALLY      DREYFUS                                      HIGH                                           GROWTH
  STOCK      RESPONSIBLE      STOCK      INTERNATIONAL     CAPITAL       INCOME      INTERNATIONAL                         AND
  INDEX         GROWTH        INDEX          VALUE        INCOME II      BOND II       EQUITY II     ENTERPRISE (b)*     INCOME
----------------------------------------------------------------------------------------------------------------------------------
$    4,003   $    17,230   $   162,738   $      94,905   $    67,482   $   268,334   $      33,195   $            --   $   17,157

     1,853        21,491        98,814          26,872        15,876        37,179          13,734            86,076       26,398
       222         2,579        11,858           3,224         1,905         4,462           1,648            10,329        3,168
----------------------------------------------------------------------------------------------------------------------------------
     2,075        24,070       110,672          30,096        17,781        41,641          15,382            96,405       29,566
----------------------------------------------------------------------------------------------------------------------------------
     1,928        (6,840)       52,066          64,809        49,701       226,693          17,813           (96,405)     (12,409)
----------------------------------------------------------------------------------------------------------------------------------

   (56,345)      (47,844)     (329,863)       (810,959)      (71,357)     (436,510)       (183,575)           64,457     (160,799)

        --            --            --              --            --            --              --                --           --

    27,132            --       524,288              --            --            --              --                --           --
----------------------------------------------------------------------------------------------------------------------------------
   (29,213)      (47,844)      194,425        (810,959)      (71,357)     (436,510)       (183,575)           64,457     (160,799)
----------------------------------------------------------------------------------------------------------------------------------

    57,576       571,844     1,518,675       1,254,005       329,663     1,445,535         520,656         2,514,776      858,368
----------------------------------------------------------------------------------------------------------------------------------
$   30,291   $   517,160   $ 1,765,166   $     507,855   $   308,007   $ 1,235,718   $     354,894   $     2,482,828   $  685,160
==================================================================================================================================

==================================================================================================================================

                                             DREYFUS
 DREYFUS                                    VARIABLE
INVESTMENT                                 INVESTMENT
PORTFOLIOS                                    FUND               FEDERATED INSURANCE SERIES               JANUS ASPEN SERIES
----------                               -------------   -----------------------------------------   -----------------------------
  SMALL        DREYFUS
   CAP         SOCIALLY      DREYFUS                                      HIGH                                           GROWTH
  STOCK      RESPONSIBLE      STOCK      INTERNATIONAL     CAPITAL       INCOME      INTERNATIONAL                         AND
  INDEX         GROWTH        INDEX          VALUE        INCOME II      BOND II       EQUITY II     ENTERPRISE (b)*     INCOME
----------------------------------------------------------------------------------------------------------------------------------
$    1,928   $    (6,840)  $    52,066   $      64,809   $    49,701   $   226,693   $      17,813   $       (96,405)  $  (12,409)
   (29,213)      (47,844)      194,425        (810,959)      (71,357)     (436,510)       (183,575)           64,457     (160,799)

    57,576       571,844     1,518,675       1,254,005       329,663     1,445,535         520,656         2,514,776      858,368
----------------------------------------------------------------------------------------------------------------------------------
    30,291       517,160     1,765,166         507,855       308,007     1,235,718         354,894         2,482,828      685,160
----------------------------------------------------------------------------------------------------------------------------------

       (13)        8,540        15,506          16,937         2,070         2,307           7,643            75,045        3,884
    (2,416)     (227,602)     (974,815)       (329,580)     (295,912)   (1,111,801)       (218,172)         (816,898)    (253,830)
    (2,209)      (22,568)   (1,038,595)       (365,879)      579,294       838,974         (79,871)         (358,842)     (12,498)
----------------------------------------------------------------------------------------------------------------------------------

    (4,638)     (241,630)   (1,997,904)       (678,522)      285,452      (270,520)       (290,400)       (1,100,695)    (262,444)
----------------------------------------------------------------------------------------------------------------------------------
    25,653       275,530      (232,738)       (170,667)      593,459       965,198          64,494         1,382,133      422,716
----------------------------------------------------------------------------------------------------------------------------------
   141,445     1,544,479     8,383,955       2,399,006       996,008     2,050,346       1,158,743         6,544,062    1,927,570
----------------------------------------------------------------------------------------------------------------------------------
$  167,098   $ 1,820,009   $ 8,151,217   $   2,228,339   $ 1,589,467   $ 3,015,544   $   1,223,237   $     7,926,195   $2,350,286
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                                                                  LAZARD
                                                               JANUS ASPEN SERIES (CONTINUED)               RETIREMENT SERIES
                                                        --------------------------------------------   ----------------------------

                                                                                                         EMERGING
                                                                                                         MARKETS     INTERNATIONAL
                                                         JANUS (c)*   OVERSEAS (d)*   WORLDWIDE (e)*      EQUITY         EQUITY
                                                        ---------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $    38,017   $      13,910   $       71,352   $    44,744   $       7,305
Expenses:
   Mortality and expense risk fees ..................        89,316          30,175           62,983        19,495           4,625
   Administrative fees ..............................        10,718           3,622            7,558         2,339             555
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ................................       100,034          33,797           70,541        21,834           5,180
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............       (62,017)        (19,887)             811        22,910           2,125
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............      (112,005)       (411,147)        (103,559)     (517,677)        (18,959)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..........            --              --               --            --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..........            --          67,907               --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .....................      (112,005)       (343,240)        (103,559)     (517,677)        (18,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................     2,314,934       1,630,634        1,713,471     1,287,691         135,408
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ......................   $ 2,140,912   $   1,267,507   $    1,610,723   $   792,924   $     118,574
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                                                                  LAZARD
                                                               JANUS ASPEN SERIES (CONTINUED)               RETIREMENT SERIES
                                                        --------------------------------------------   ----------------------------
                                                                                                         EMERGING
                                                                                                         MARKETS     INTERNATIONAL
                                                         JANUS (c)*   OVERSEAS (d)*   WORLDWIDE (e)*      EQUITY         EQUITY
                                                        ---------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $   (62,017)  $     (19,887)  $          811   $    22,910   $       2,125
   Net realized gain (loss) on investments in
      portfolio shares ..............................      (112,005)       (343,240)        (103,559)     (517,677)        (18,959)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ..............................     2,314,934       1,630,634        1,713,471     1,287,691         135,408
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ..................     2,140,912       1,267,507        1,610,723       792,924         118,574
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .....................................        64,031           5,956           63,307         2,597              35
   Contract redemptions .............................      (869,361)       (280,759)        (515,501)     (258,922)        (89,107)
   Net transfers (including mortality
      transfers) ....................................      (348,703)        257,257         (178,596)      303,437           9,148
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from contract owners'
            transactions ............................    (1,154,033)        (17,546)        (630,790)       47,112         (79,924)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net
               assets ...............................       986,879       1,249,961          979,933       840,036          38,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................     6,990,650       1,870,173        4,660,710     1,137,043         258,511
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ............   $ 7,977,529  $    3,120,134   $    5,640,643   $ 1,977,079   $     297,161
===================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                                                                                       LORD
                                                                                                                      ABBETT
    LAZARD RETIREMENT                                                                     LEGG MASON PARTNERS         SERIES
   SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST         FUND
------------------------  ----------------------------------------------------------  --------------------------  ---------------
     US                                 CLEARBRIDGE                                       WESTERN       WESTERN
 SMALL-MID        US      CLEARBRIDGE     EQUITY         CLEARBRIDGE     CLEARBRIDGE       ASSET         ASSET
    CAP       STRATEGIC   AGGRESSIVE      INCOME         FUNDAMENTAL      LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL
EQUITY (f)*     EQUITY    GROWTH (g)*  BUILDER (h)*  ALL CAP VALUE (i)*  GROWTH (j)*  YIELD BOND (k)*  BOND (l)*  STRUCTURE (z)*
---------------------------------------------------------------------------------------------------------------------------------
$        --  $     3,866  $        --  $        682  $              772  $       423  $        12,869  $  18,205  $       14,916

     20,913        5,132          321           259                 767        2,196            1,359      6,228           7,288
      2,510          615           39            31                  92          263              163        747             875
---------------------------------------------------------------------------------------------------------------------------------
     23,423        5,747          360           290                 859        2,459            1,522      6,975           8,163
---------------------------------------------------------------------------------------------------------------------------------
    (23,423)      (1,881)        (360)          392                 (87)      (2,036)          11,347     11,230           6,753
---------------------------------------------------------------------------------------------------------------------------------

   (569,729)    (111,411)        (216)         (681)            (21,783)      10,835          (29,464)   (66,847)       (243,424)

         --           --           --            --                  --           --               --      4,807              --

         --           --           --            --                  --           --               --        415              --
---------------------------------------------------------------------------------------------------------------------------------
   (569,729)    (111,411)        (216)         (681)            (21,783)      10,835          (29,464)   (61,625)       (243,424)
---------------------------------------------------------------------------------------------------------------------------------

  1,276,204      206,910        8,077         4,397              34,856       59,232           63,363    146,961         336,232
---------------------------------------------------------------------------------------------------------------------------------
$   683,052  $    93,618  $     7,501  $      4,108  $           12,986  $    68,031  $        45,246  $  96,566  $       99,561
=================================================================================================================================

=================================================================================================================================

                                                                                                                       LORD
                                                                                                                      ABBETT
    LAZARD RETIREMENT                                                                     LEGG MASON PARTNERS         SERIES
   SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST         FUND
------------------------  ----------------------------------------------------------  --------------------------  ---------------
    US                                  CLEARBRIDGE                                       WESTERN       WESTERN
 SMALL-MID       US       CLEARBRIDGE     EQUITY         CLEARBRIDGE     CLEARBRIDGE       ASSET         ASSET
    CAP       STRATEGIC   AGGRESSIVE      INCOME         FUNDAMENTAL      LARGE CAP     GLOBAL HIGH    STRATEGIC     CAPITAL
EQUITY (f)*    EQUITY     GROWTH (g)*  BUILDER (h)*  ALL CAP VALUE (i)*  GROWTH (j)*  YIELD BOND (k)*  BOND (l)*  STRUCTURE (z)*
---------------------------------------------------------------------------------------------------------------------------------
$   (23,423) $    (1,881) $      (360) $        392  $              (87) $    (2,036) $        11,347  $  11,230  $        6,753
   (569,729)    (111,411)        (216)         (681)            (21,783)      10,835          (29,464)   (61,625)       (243,424)

  1,276,204      206,910        8,077         4,397              34,856       59,232           63,363    146,961         336,232
---------------------------------------------------------------------------------------------------------------------------------
    683,052       93,618        7,501         4,108              12,986       68,031           45,246     96,566          99,561
---------------------------------------------------------------------------------------------------------------------------------

     10,080          574           --            --                  (2)          --                1         --             630
   (404,014)     (42,554)         (57)         (804)            (24,811)     (15,419)          (1,755)  (244,745)        (81,659)
    (45,997)      28,076        7,570         2,840               3,569       66,289           34,661    102,006        (284,978)
---------------------------------------------------------------------------------------------------------------------------------

   (439,931)     (13,904)       7,513         2,036             (21,244)      50,870           32,907   (142,739)       (366,007)
---------------------------------------------------------------------------------------------------------------------------------
    243,121       79,714       15,014         6,144              (8,258)     118,901           78,153    (46,173)       (266,446)
---------------------------------------------------------------------------------------------------------------------------------
  1,693,685      400,654       20,061        18,353              74,006       60,619           67,079    460,269         740,532
---------------------------------------------------------------------------------------------------------------------------------
$ 1,936,806  $   480,368  $    35,075  $     24,497  $           65,748  $   179,520  $       145,232  $ 414,096  $      474,086
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                   LORD
                                                                  ABBETT
                                                                  SERIES
                                                                   FUND                   NEUBERGER BERMAN ADVISERS
                                                               (CONTINUED)                    MANAGEMENT TRUST
                                                               -----------   ---------------------------------------------------

                                                                  GROWTH                                                SHORT
                                                                   AND         MID-CAP                                DURATION
                                                                  INCOME       GROWTH       PARTNERS       REGENCY       BOND
                                                               -----------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $    42,912   $       --   $     46,093   $   13,807   $ 176,039
Expenses:
   Mortality and expense risk fees ..........................       56,580        5,405         23,473        9,318      27,795
   Administrative fees ......................................        6,790          648          2,817        1,119       3,336
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................       63,370        6,053         26,290       10,437      31,131
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................      (20,458)      (6,053)        19,803        3,370     144,908
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................     (682,942)    (148,852)    (1,098,062)    (202,647)    (80,821)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................           --           --             --           --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................           --           --        204,748       11,647          --
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................     (682,942)    (148,852)      (893,314)    (191,000)    (80,821)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................    1,387,260      265,414      1,692,889      480,589     179,824
--------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...................................  $   683,860   $  110,509   $    819,378   $  292,959   $ 243,911
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================

                                                                   LORD
                                                                  ABBETT
                                                                  SERIES
                                                                   FUND                    NEUBERGER BERMAN ADVISERS
                                                               (CONTINUED)                     MANAGEMENT TRUST
                                                               -----------   -----------------------------------------------------

                                                                  GROWTH                                                 SHORT
                                                                   AND         MID-CAP                                  DURATION
                                                                  INCOME       GROWTH       PARTNERS       REGENCY        BOND
                                                               -------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $   (20,458)  $   (6,053)  $     19,803   $    3,370   $   144,908
   Net realized gain (loss) on investments in portfolio
      shares ................................................     (682,942)    (148,852)      (893,314)    (191,000)      (80,821)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................    1,387,260      265,414      1,692,889      480,589       179,824
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................      683,860      110,509        819,378      292,959       243,911
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......        7,012        1,709          9,146          498        11,535
   Contract redemptions .....................................     (704,280)     (64,592)      (284,896)     (49,433)     (344,293)
   Net transfers (including mortality transfers) ............     (306,637)    (283,461)      (212,785)     (65,134)      193,752
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...................   (1,003,905)    (346,344)      (488,535)    (114,069)     (139,006)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...........     (320,045)    (235,835)       330,843      178,890       104,905
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    5,064,874      523,518      1,712,459      683,901     2,165,964
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ....................  $ 4,744,829   $  287,683   $  2,043,302   $  862,791   $ 2,270,869
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

     NEUBERGER BERMAN
   ADVISERS MANAGEMENT
    TRUST (CONTINUED)                  NORTHERN LIGHTS VARIABLE TRUST                    PIMCO VARIABLE INSURANCE TRUST
-------------------------   -----------------------------------------------------   ---------------------------------------
                                                            JNF
                                                           LOOMIS         JNF                      COMMODITY-     EMERGING
 SMALL-CAP      SOCIALLY        JNF           JNF          SAYLES        MONEY          ALL        REALRETURN     MARKETS
   GROWTH      RESPONSIVE     BALANCED       EQUITY         BOND         MARKET        ASSET        STRATEGY       BOND
---------------------------------------------------------------------------------------------------------------------------
$        --   $       571   $   109,406   $    35,688   $     7,253   $    54,661   $    53,162   $     8,759   $     3,765

      1,015           375        77,916        45,580         1,107       246,774         7,060         1,664           812
        121            45         9,350         5,470           133        29,613           848           200            97
---------------------------------------------------------------------------------------------------------------------------
      1,136           420        87,266        51,050         1,240       276,387         7,908         1,864           909
---------------------------------------------------------------------------------------------------------------------------
     (1,136)          151        22,140       (15,362)        6,013      (221,726)       45,254         6,895         2,856
---------------------------------------------------------------------------------------------------------------------------

    (15,180)       (8,528)     (445,671)     (626,124)       12,155            --       (20,925)      (41,386)          895

         --            --            --            --            --            --            --         8,729            --

         --            --            --            --            --            --            --         6,423            --
---------------------------------------------------------------------------------------------------------------------------
    (15,180)       (8,528)     (445,671)     (626,124)       12,155            --       (20,925)      (26,234)          895
---------------------------------------------------------------------------------------------------------------------------

     34,403        16,285     1,563,616     1,696,704         7,502            --        92,434        63,961         9,211
---------------------------------------------------------------------------------------------------------------------------
$    18,087   $     7,908   $ 1,140,085   $ 1,055,218   $    25,670   $  (221,726)  $   116,763   $    44,622   $    12,962
===========================================================================================================================

============================================================================================================================

    NEUBERGER BERMAN
   ADVISERS MANAGEMENT
    TRUST (CONTINUED)                  NORTHERN LIGHTS VARIABLE TRUST                    PIMCO VARIABLE INSURANCE TRUST
-------------------------   -----------------------------------------------------   ----------------------------------------
                                                            JNF
                                                           LOOMIS         JNF                      COMMODITY-     EMERGING
 SMALL-CAP      SOCIALLY        JNF           JNF          SAYLES        MONEY          ALL        REALRETURN     MARKETS
   GROWTH      RESPONSIVE     BALANCED       EQUITY         BOND         MARKET        ASSET        STRATEGY        BOND
----------------------------------------------------------------------------------------------------------------------------
$    (1,136)  $       151   $    22,140   $   (15,362)  $     6,013   $  (221,726)  $    45,254   $     6,895   $     2,856
    (15,180)       (8,528)     (445,671)     (626,124)       12,155            --       (20,925)      (26,234)          895

     34,403        16,285     1,563,616     1,696,704         7,502            --        92,434        63,961         9,211
----------------------------------------------------------------------------------------------------------------------------
     18,087         7,908     1,140,085     1,055,218        25,670      (221,726)      116,763        44,622        12,962
----------------------------------------------------------------------------------------------------------------------------

         38             1        12,565        26,151            --       132,279           101           682           202
     (4,111)      (13,031)     (825,683)     (459,662)      (21,532)   (4,651,892)     (202,061)      (28,369)       (7,475)
      8,710        28,700      (389,200)     (269,575)       88,014    (2,778,733)      828,500        96,278        69,086
----------------------------------------------------------------------------------------------------------------------------

      4,637        15,670    (1,202,318)     (703,086)       66,482    (7,298,346)      626,540        68,591        61,813
----------------------------------------------------------------------------------------------------------------------------
     22,724        23,578       (62,233)      352,132        92,152    (7,520,072)      743,303       113,213        74,775
----------------------------------------------------------------------------------------------------------------------------
     68,659        23,762     6,533,835     3,714,308        26,980    24,184,053       196,313        81,533        31,060
----------------------------------------------------------------------------------------------------------------------------
$    91,383   $    47,340   $ 6,471,602   $ 4,066,440   $   119,132   $16,663,981   $   939,616   $   194,746   $   105,835
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================

                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                   FOREIGN
                                                                     BOND        GLOBAL                 REALESTATE-
                                                                  US DOLLAR-      BOND        HIGH       REALRETURN      REAL
                                                                    HEDGED      UNHEDGED     YIELD     STRATEGY (m)*    RETURN
                                                                  ----------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $    1,032   $  13,903   $  10,010   $          --   $   79,108
Expenses:
   Mortality and expense risk fees ............................          378       5,516       1,424             313       31,077
   Administrative fees ........................................           45         662         171              38        3,730
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................          423       6,178       1,595             351       34,807
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................          609       7,725       8,415            (351)      44,301
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................        3,650     (25,560)     (5,982)        (91,853)     (74,295)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        3,527      39,908          --              --       98,143
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................           --         962          --              --        3,679
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................        7,177      15,310      (5,982)        (91,853)      27,527
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (3,191)     29,025      37,600          83,494      304,997
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $    4,595   $  52,060   $  40,033   $      (8,710)  $  376,825
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================

                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                   FOREIGN
                                                                     BOND        GLOBAL                 REALESTATE-
                                                                  US DOLLAR-      BOND        HIGH       REALRETURN       REAL
                                                                    HEDGED      UNHEDGED     YIELD     STRATEGY (m)*     RETURN
                                                                  ----------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      609   $   7,725   $   8,415   $        (351)  $   44,301
   Net realized gain (loss) on investments in portfolio
     shares ...................................................        7,177      15,310      (5,982)        (91,853)      27,527
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       (3,191)     29,025      37,600          83,494      304,997
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................        4,595      52,060      40,033          (8,710)     376,825
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........            1          (8)        198              20        4,640
   Contract redemptions .......................................       (5,415)    (71,576)    (50,004)         (8,605)    (396,817)
   Net transfers (including mortality transfers) ..............       33,446     (21,662)     10,962         (78,163)     214,160
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .....................       28,032     (93,246)    (38,844)        (86,748)    (178,017)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .............       32,627     (41,186)      1,189         (95,458)     198,808
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        5,176     526,095      90,272          95,458    2,253,244
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......................   $   37,803   $ 484,909   $  91,461   $          --   $2,452,052
==================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                                                                                                  ROYCE
         PIMCO VARIABLE INSURANCE                                                                                CAPITAL
       INSURANCE TRUST (CONTINUED)                           PIONEER VARIABLE CONTRACTS TRUST                      FUND
----------------------------------------   -----------------------------------------------------------------   -----------

             STOCKSPLUS(R)
  SHORT-        TOTAL           TOTAL         EQUITY                     HIGH      INTERNATIONAL    MID CAP
   TERM      RETURN (m)*        RETURN        INCOME        FUND        YIELD        VALUE (n)*      VALUE      MICRO-CAP
--------------------------------------------------------------------------------------------------------------------------
$   18,548   $          99   $   260,535   $    28,825   $    3,992   $   33,859   $       4,512   $     845   $       --

    10,785              29        62,617        12,117        3,380        5,137           1,020       2,146        8,227
     1,294               3         7,514         1,454          406          616             123         257          987
--------------------------------------------------------------------------------------------------------------------------
    12,079              32        70,131        13,571        3,786        5,753           1,143       2,403        9,214
--------------------------------------------------------------------------------------------------------------------------
     6,469              67       190,404        15,254          206       28,106           3,369      (1,558)      (9,214)
--------------------------------------------------------------------------------------------------------------------------

    20,897            (431)      111,222      (207,514)    (118,456)     (99,849)       (318,233)     36,047     (306,343)

     1,824              --        84,076            --           --           --              --          --           --

     3,375              --        92,255            --           --           --              --          --           --
--------------------------------------------------------------------------------------------------------------------------
    26,096            (431)      287,553      (207,514)    (118,456)     (99,849)       (318,233)     36,047     (306,343)
--------------------------------------------------------------------------------------------------------------------------

    29,252             612        85,198       278,183      147,610      257,891         265,195      22,490      600,825
--------------------------------------------------------------------------------------------------------------------------
$   61,817   $         248   $   563,155   $    85,923   $   29,360   $  186,148   $     (49,669)  $  56,979   $  285,268
==========================================================================================================================

==========================================================================================================================

                                                                                                                  ROYCE
         PIMCO VARIABLE INSURANCE                                                                                CAPITAL
       INSURANCE TRUST (CONTINUED)                           PIONEER VARIABLE CONTRACTS TRUST                      FUND
----------------------------------------   -----------------------------------------------------------------   -----------

             STOCKSPLUS(R)
  SHORT-        TOTAL           TOTAL         EQUITY                     HIGH      INTERNATIONAL    MID CAP
   TERM      RETURN (m)*        RETURN        INCOME        FUND        YIELD        VALUE (n)*      VALUE      MICRO-CAP
--------------------------------------------------------------------------------------------------------------------------
$    6,469   $          67   $   190,404   $    15,254   $      206   $   28,106   $       3,369   $  (1,558)  $   (9,214)
    26,096            (431)      287,553      (207,514)    (118,456)     (99,849)       (318,233)     36,047     (306,343)

    29,252             612        85,198       278,183      147,610      257,891         265,195      22,490      600,825
--------------------------------------------------------------------------------------------------------------------------
    61,817             248       563,155        85,923       29,360      186,148         (49,669)     56,979      285,268
--------------------------------------------------------------------------------------------------------------------------

       (11)             --         7,463         9,715          858          265             348           1          968
  (138,675)             --      (632,767)     (117,671)    (108,770)    (191,343)         (5,030)    (46,785)    (129,361)
  (115,304)         (6,318)    1,871,909      (116,859)     (63,959)      59,005        (314,041)      9,039       82,835
--------------------------------------------------------------------------------------------------------------------------

  (253,990)         (6,318)    1,246,605      (224,815)    (171,871)    (132,073)       (318,723)    (37,745)     (45,558)
--------------------------------------------------------------------------------------------------------------------------
  (192,173)         (6,070)    1,809,760      (138,892)    (142,511)      54,075        (368,392)     19,234      239,710
--------------------------------------------------------------------------------------------------------------------------
   764,451           6,070     4,257,021     1,151,398      450,868      424,066         368,392      54,324      585,792
--------------------------------------------------------------------------------------------------------------------------
$  572,278   $          --   $ 6,066,781   $ 1,012,506   $  308,357   $  478,141   $          --   $  73,558   $  825,502
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                             ROYCE
                                                            CAPITAL
                                                             FUND
                                                          (CONTINUED)                      RYDEX VARIABLE TRUST
                                                          -----------   ------------------------------------------------------------
                                                                           SGI CLS          SGI CLS         SGI U.S.
                                                                         ADVISORONE       ADVISORONE      LONG SHORT
                                                           SMALL-CAP    AMERIGO (aa)*   CLERMONT (ab)*   MOMENTUM (o)*    BANKING
                                                          --------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ................................   $        --   $       2,408   $        1,537   $         240   $    3,028
Expenses:
   Mortality and expense risk fees ....................        16,598           4,716            1,030           2,857        2,191
   Administrative fees ................................         1,992             566              124             343          263
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................        18,590           5,282            1,154           3,200        2,454
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............       (18,590)         (2,874)             383          (2,960)         574
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .................      (431,718)        (56,364)         (27,036)        (15,333)    (144,466)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ................................            --              --               --              --           --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ..........................................            --              --               --              --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .......................      (431,718)        (56,364)         (27,036)        (15,333)    (144,466)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................       797,539         185,419           44,412          72,609       86,205
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .............................   $   347,231   $     126,181   $       17,759   $      54,316   $  (57,687)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                             ROYCE
                                                            CAPITAL
                                                             FUND
                                                          (CONTINUED)                      RYDEX VARIABLE TRUST
                                                          -----------   ------------------------------------------------------------
                                                                           SGI CLS          SGI CLS         SGI U.S.
                                                                         ADVISORONE       ADVISORONE      LONG SHORT
                                                           SMALL-CAP    AMERIGO (aa)*   CLERMONT (ab)*   MOMENTUM (o)*    BANKING
                                                          --------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $   (18,590)  $      (2,874)  $          383   $      (2,960)  $      574
   Net realized gain (loss) on investments in
      portfolio shares ................................      (431,718)        (56,364)         (27,036)        (15,333)    (144,466)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ..........................................       797,539         185,419           44,412          72,609       86,205
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ...........................       347,231         126,181           17,759          54,316      (57,687)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .......................................         2,151              --               (1)          5,905        1,523
   Contract redemptions ...............................      (197,623)       (222,013)         (50,099)        (17,851)     (27,638)
   Net transfers (including mortality transfers) ......        82,096          25,694           (1,632)          5,248     (165,128)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .............      (113,376)       (196,319)         (51,732)         (6,698)    (191,243)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .....       233,855         (70,138)         (33,973)         47,618     (248,930)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................     1,460,256         322,589           61,243         230,339      337,059
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..............   $ 1,694,111   $     252,451   $       27,270   $     277,957   $   88,129
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                    EUROPE
   BASIC                       CONSUMER      DOW 2X                                   ENERGY         1.25X     FINANCIAL
 MATERIALS    BIOTECHNOLOGY    PRODUCTS     STRATEGY   ELECTRONICS     ENERGY        SERVICES      STRATEGY     SERVICES
-------------------------------------------------------------------------------------------------------------------------
$     1,842   $          --   $    1,652   $      --   $        --   $        --   $         --   $    3,937   $   1,678

     11,956           1,464        1,536       1,557           518        17,833         17,900        1,881         923
      1,434             175          184         187            62         2,140          2,148          226         111
-------------------------------------------------------------------------------------------------------------------------
     13,390           1,639        1,720       1,744           580        19,973         20,048        2,107       1,034
-------------------------------------------------------------------------------------------------------------------------
    (11,548)         (1,639)         (68)     (1,744)         (580)      (19,973)       (20,048)       1,830         644
-------------------------------------------------------------------------------------------------------------------------

   (941,927)         16,986      (36,942)      9,122        15,711      (329,843)    (1,378,414)    (114,948)     24,741

         --              --           --          --            --            15             --           --          --

     27,110              --           --          --            --        79,206         76,702           --          --
-------------------------------------------------------------------------------------------------------------------------
   (914,817)         16,986      (36,942)      9,122        15,711      (250,622)    (1,301,712)    (114,948)     24,741
-------------------------------------------------------------------------------------------------------------------------

  1,280,313           4,050       38,420       8,222         5,964       801,130      1,951,933      119,333      (6,200)
-------------------------------------------------------------------------------------------------------------------------
$   353,948   $      19,397   $    1,410   $  15,600   $    21,095   $   530,535   $    630,173   $    6,215   $  19,185
=========================================================================================================================

=========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                    EUROPE
   BASIC                       CONSUMER      DOW 2X                                   ENERGY         1.25X     FINANCIAL
 MATERIALS    BIOTECHNOLOGY    PRODUCTS     STRATEGY   ELECTRONICS     ENERGY        SERVICES      STRATEGY     SERVICES
-------------------------------------------------------------------------------------------------------------------------
$   (11,548)  $      (1,639)  $      (68)  $  (1,744)  $      (580)  $   (19,973)  $    (20,048)  $    1,830   $     644
   (914,817)         16,986      (36,942)      9,122        15,711      (250,622)    (1,301,712)    (114,948)     24,741

  1,280,313           4,050       38,420       8,222         5,964       801,130      1,951,933      119,333      (6,200)
-------------------------------------------------------------------------------------------------------------------------
    353,948          19,397        1,410      15,600        21,095       530,535        630,173        6,215      19,185
-------------------------------------------------------------------------------------------------------------------------

      2,966             613          116           4            30         1,692         12,289        5,379         358
   (110,970)         (6,020)      (7,630)    (42,963)       (1,175)     (367,351)      (151,449)     (20,101)    (11,161)
   (628,829)        (87,886)    (111,063)      7,300       159,147        91,576       (429,901)     (53,965)      9,854
-------------------------------------------------------------------------------------------------------------------------

   (736,833)        (93,293)    (118,577)    (35,659)      158,002      (274,083)      (569,061)     (68,687)       (949)
-------------------------------------------------------------------------------------------------------------------------
   (382,885)        (73,896)    (117,167)    (20,059)      179,097       256,452         61,112      (62,472)     18,236
-------------------------------------------------------------------------------------------------------------------------
  1,242,852         144,310      220,613     146,050         1,319       826,277      1,159,819      240,634      68,941
-------------------------------------------------------------------------------------------------------------------------
$   859,967   $      70,414   $  103,446   $ 125,991   $   180,416   $ 1,082,729   $  1,220,931   $  178,162   $  87,177
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ---------------------------------------------------------------
                                                                  GOVERNMENT                               INVERSE     INVERSE
                                                                     LONG                                  DYNAMIC    GOVERNMENT
                                                                  BOND 1.2X      HEALTH                    DOW 2X      LONG BOND
                                                                   STRATEGY       CARE      INTERNET      STRATEGY     STRATEGY
                                                                  ---------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $   9,717    $      --    $      --    $       --   $       --
Expenses:
   Mortality and expense risk fees ............................       5,876        1,998        1,026         2,654        2,535
   Administrative fees ........................................         705          240          124           318          305
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       6,581        2,238        1,150         2,972        2,840
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................       3,136       (2,238)      (1,150)       (2,972)      (2,840)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (22,302)     (17,637)      15,696      (242,987)      (5,519)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................      49,752           --           --            --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................      24,784           --           --            --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................      52,234      (17,637)      15,696      (242,987)      (5,519)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................    (369,460)      48,701       20,137       136,316       (2,606)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................   $(314,090)   $  28,826    $  34,683    $ (109,643)  $  (10,965)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ---------------------------------------------------------------
                                                                  GOVERNMENT                               INVERSE      INVERSE
                                                                     LONG                                  DYNAMIC    GOVERNMENT
                                                                   BOND 1.2X      HEALTH                    DOW 2X    LONG BOND
                                                                   STRATEGY        CARE       INTERNET     STRATEGY    STRATEGY
                                                                  ---------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     3,136   $   (2,238)  $   (1,150)  $  (2,972)  $   (2,840)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................        52,234      (17,637)      15,696    (242,987)      (5,519)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................      (369,460)      48,701       20,137     136,316       (2,606)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      (314,090)      28,826       34,683    (109,643)     (10,965)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........             6          136        1,000         620        1,175
   Contract redemptions .......................................      (374,116)     (46,313)      (2,060)    (47,543)     (16,787)
   Net transfers (including mortality transfers) ..............      (691,521)     (72,147)      82,209    (102,740)     358,402
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions .................................    (1,065,631)    (118,324)      81,149    (149,663)     342,790
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................    (1,379,721)     (89,498)     115,832    (259,306)     331,825
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     1,530,931      200,443       21,390     332,605       29,627
---------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................   $   151,210   $  110,945   $  137,222   $  73,299   $  361,452
=================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                             INVERSE
 INVERSE       INVERSE       RUSSELL     INVERSE        JAPAN                    MID CAP
 MID-CAP    NASDAQ-100(R)    2000(R)     S&P 500         2X                       1.5X                      NASDAQ-100(R)
STRATEGY      STRATEGY      STRATEGY     STRATEGY   STRATEGY (p)*    LEISURE     STRATEGY   NASDAQ-100(R)    2X STRATEGY
---------------------------------------------------------------------------------------------------------------------------
$      --   $          43   $      --   $      --   $         190   $      --   $     110   $          --   $          --

      263             815       2,988       1,838             830         765       1,875          13,975           2,502
       31              98         358         221             100          92         225           1,677             300
---------------------------------------------------------------------------------------------------------------------------
      294             913       3,346       2,059             930         857       2,100          15,652           2,802
---------------------------------------------------------------------------------------------------------------------------
     (294)           (870)     (3,346)     (2,059)           (740)       (857)     (1,990)        (15,652)         (2,802)
---------------------------------------------------------------------------------------------------------------------------

  (22,033)        (26,147)    (85,879)    (75,461)        (26,956)    (94,660)    (21,319)       (341,078)         80,705

       --              --          --          --              --          --          --              --              --

       --              --          --          --              --          --          --              --              --
---------------------------------------------------------------------------------------------------------------------------
  (22,033)        (26,147)    (85,879)    (75,461)        (26,956)    (94,660)    (21,319)       (341,078)         80,705
---------------------------------------------------------------------------------------------------------------------------

   11,170           2,838     (33,639)     16,667           2,150     111,471      84,610         811,507          71,366
---------------------------------------------------------------------------------------------------------------------------
$ (11,157)  $     (24,179)  $(122,864)  $ (60,853)  $     (25,546)  $  15,954   $  61,301   $     454,777   $     149,269
===========================================================================================================================

===========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                             INVERSE
 INVERSE       INVERSE       RUSSELL     INVERSE        JAPAN                    MID CAP
 MID-CAP    NASDAQ-100(R)    2000(R)     S&P 500         2X                       1.5X                      NASDAQ-100(R)
STRATEGY      STRATEGY      STRATEGY     STRATEGY   STRATEGY (p)*    LEISURE     STRATEGY   NASDAQ-100(R)    2X STRATEGY
---------------------------------------------------------------------------------------------------------------------------
$    (294)  $        (870)  $  (3,346)  $  (2,059)  $        (740)  $    (857)  $  (1,990)  $     (15,652)  $      (2,802)
  (22,033)        (26,147)    (85,879)    (75,461)        (26,956)    (94,660)    (21,319)       (341,078)         80,705

   11,170           2,838     (33,639)     16,667           2,150     111,471      84,610         811,507          71,366
---------------------------------------------------------------------------------------------------------------------------
  (11,157)        (24,179)   (122,864)    (60,853)        (25,546)     15,954      61,301         454,777         149,269
---------------------------------------------------------------------------------------------------------------------------

      203              (2)         (2)      1,556               3          --         149           2,687           5,903
       --          (1,286)    (84,355)     (9,429)         (2,264)     (2,920)     (9,430)       (132,064)        (36,148)
  (39,109)       (114,908)    486,006      (9,957)        (34,710)      1,607      (7,213)       (158,082)         88,360
---------------------------------------------------------------------------------------------------------------------------

  (38,906)       (116,196)    401,649     (17,830)        (36,971)     (1,313)    (16,494)       (287,459)         58,115
---------------------------------------------------------------------------------------------------------------------------
  (50,063)       (140,375)    278,785     (78,683)        (62,517)     14,641      44,807         167,318         207,384
---------------------------------------------------------------------------------------------------------------------------
   62,230         174,752      78,508     201,869         158,625      70,364     145,097         999,400          86,096
---------------------------------------------------------------------------------------------------------------------------
$  12,167   $      34,377   $ 357,293   $ 123,186   $      96,108   $  85,005   $ 189,904   $   1,166,718   $     293,480
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===============================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------
                                                                                                                     RUSSELL
                                                                              PRECIOUS      REAL                  2000(R) 1.5X
                                                                     NOVA       METALS     ESTATE     RETAILING     STRATEGY
                                                                  ------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $   4,174   $      --   $   4,032   $      --   $         --
Expenses:
   Mortality and expense risk fees ............................       5,916      13,883       1,511         234          1,201
   Administrative fees ........................................         710       1,666         182          28            144
-------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       6,626      15,549       1,693         262          1,345
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (2,452)    (15,549)      2,339        (262)        (1,345)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................    (204,031)     66,804     (43,593)      4,097        (29,310)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................          --          --          --          --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................          --          --          --          --             --
-------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................    (204,031)     66,804     (43,593)      4,097        (29,310)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     361,204     303,212      61,871       2,277         50,106
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................  $ 154,721   $ 354,467   $  20,617   $   6,112   $     19,451
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                  --------------------------------------------------------------
                                                                                                                      RUSSELL
                                                                               PRECIOUS       REAL                 2000(R) 1.5X
                                                                     NOVA       METALS       ESTATE    RETAILING     STRATEGY
                                                                  --------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $  (2,452)  $  (15,549)  $   2,339   $    (262)  $     (1,345)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................    (204,031)      66,804     (43,593)      4,097        (29,310)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................     361,204      303,212      61,871       2,277         50,106
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..     154,721      354,467      20,617       6,112         19,451
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........         296        7,029          12          --            283
   Contract redemptions .......................................     (53,756)    (146,695)    (25,712)        (23)       (12,456)
   Net transfers (including mortality transfers) ..............     (26,457)     233,115      64,518      (3,252)       (13,149)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions .................................     (79,917)      93,449      38,818      (3,275)       (25,322)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................      74,804      447,916      59,435       2,837         (5,871)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     457,960      866,127     137,980       6,721        124,121
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................   $ 532,764   $1,314,043   $ 197,415   $   9,558   $    118,250
================================================================================================================================

*     See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                            S&P           S&P          S&P           S&P
 S&P 500       S&P 500       S&P 500       MIDCAP       MIDCAP       SMALLCAP     SMALLCAP
   2X           PURE          PURE        400 PURE     400 PURE      600 PURE     600 PURE                     TELE-
STRATEGY     GROWTH (q)*   VALUE (R)*   GROWTH (s)*   VALUE (t)*   GROWTH (u)*   VALUE (v)*   TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------
$      474   $        --   $   10,869   $        --   $    7,231   $        --   $   10,557   $       --   $       13,547

     1,522         4,537        4,073         1,338        4,972         1,176        6,212        1,706            2,828
       183           544          489           161          597           141          745          205              340
--------------------------------------------------------------------------------------------------------------------------
     1,705         5,081        4,562         1,499        5,569         1,317        6,957        1,911            3,168
--------------------------------------------------------------------------------------------------------------------------
    (1,231)       (5,081)       6,307        (1,499)       1,662        (1,317)       3,600       (1,911)          10,379
--------------------------------------------------------------------------------------------------------------------------

    31,241       (36,336)     (29,867)        2,074      (59,617)      (11,971)      70,918        8,562          (10,480)

        --            --           --            --           --            --           --           --               --

        --            --           --            --           --            --           --           --               --
--------------------------------------------------------------------------------------------------------------------------
    31,241       (36,336)     (29,867)        2,074      (59,617)      (11,971)      70,918        8,562          (10,480)
--------------------------------------------------------------------------------------------------------------------------

    25,829        85,291      146,658        41,004      172,115        39,413       34,973       53,075           50,874
--------------------------------------------------------------------------------------------------------------------------
$   55,839   $    43,874   $  123,098   $    41,579   $  114,160   $    26,125   $  109,491   $   59,726   $       50,773
==========================================================================================================================

==========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                            S&P           S&P          S&P           S&P
 S&P 500       S&P 500       S&P 500       MIDCAP       MIDCAP       SMALLCAP     SMALLCAP
   2X           PURE          PURE        400 PURE     400 PURE      600 PURE     600 PURE                     TELE-
STRATEGY     GROWTH (q)*   VALUE (R)*   GROWTH (s)*   VALUE (t)*   GROWTH (u)*   VALUE (v)*   TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------
$   (1,231)  $    (5,081)  $    6,307   $    (1,499)  $    1,662   $    (1,317)  $    3,600   $   (1,911)  $       10,379
    31,241       (36,336)     (29,867)        2,074      (59,617)      (11,971)      70,918        8,562          (10,480)

    25,829        85,291      146,658        41,004      172,115        39,413       34,973       53,075           50,874
--------------------------------------------------------------------------------------------------------------------------
    55,839        43,874      123,098        41,579      114,160        26,125      109,491       59,726           50,773
--------------------------------------------------------------------------------------------------------------------------

     5,935           (10)          (1)          207          (60)           --          203          288            2,487
   (65,009)      (25,667)     (86,066)      (10,061)     (48,635)       (6,096)    (117,704)     (19,234)         (43,840)
   (12,214)      292,935      257,935       219,063      616,243        81,313      216,145      235,960          239,175
--------------------------------------------------------------------------------------------------------------------------

   (71,288)      267,258      171,868       209,209      567,548        75,217       98,644      217,014          197,822
--------------------------------------------------------------------------------------------------------------------------
   (15,449)      311,132      294,966       250,788      681,708       101,342      208,135      276,740          248,595
--------------------------------------------------------------------------------------------------------------------------
    98,094       681,492      214,771        64,337      218,611        67,468      137,225       59,281           87,944
--------------------------------------------------------------------------------------------------------------------------
$   82,645   $   992,624   $  509,737   $   315,125   $  900,319   $   168,810   $  345,360   $  336,021   $      336,539
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS
                                                                  -------------------------------------  ---------------------------
                                                                                     U.S.
                                                                                  GOVERNMENT             COMMUNICATIONS
                                                                                    MONEY                     AND           GLOBAL
                                                                  TRANSPORTATION    MARKET    UTILITIES  INFORMATION     TECHNOLOGY
                                                                  ------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $          758  $    1,444  $  17,898  $           --  $       --
Expenses:
   Mortality and expense risk fees .............................           1,099      38,331      4,214          19,289       7,024
   Administrative fees .........................................             131       4,600        506           2,314         843
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................           1,230      42,931      4,720          21,603       7,867
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........................            (472)    (41,487)    13,178         (21,603)     (7,867)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ..........................................         (40,371)         --   (129,932)         93,008       1,913
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................              --          --         --              --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................              --          --         --              --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ......................................         (40,371)         --   (129,932)         93,008       1,913
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................          45,929          --    110,331         608,825     262,288
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ......................................  $        5,086  $  (41,487) $  (6,423) $      680,230  $  256,334
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS
                                                                  -------------------------------------  ---------------------------
                                                                                     U.S.
                                                                                  GOVERNMENT             COMMUNICATIONS
                                                                                    MONEY                     AND           GLOBAL
                                                                  TRANSPORTATION    MARKET    UTILITIES  INFORMATION     TECHNOLOGY
                                                                  ------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $         (472) $  (41,487) $  13,178  $      (21,603) $   (7,867)
   Net realized gain (loss) on investments in portfolio
     shares ....................................................         (40,371)         --   (129,932)         93,008       1,913
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................           45,929          --    110,331         608,825     262,288
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...           5,086     (41,487)    (6,423)        680,230     256,334
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........              45      14,646        297           1,133       1,243
   Contract redemptions ........................................          (8,828) (1,249,732)   (31,694)       (163,891)    (86,269)
   Net transfers (including mortality transfers) ...............          23,231     449,843    (95,064)        355,474      46,349
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ..................................          14,448    (785,243)  (126,461)        192,716     (38,677)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .................          19,534    (826,730)  (132,884)        872,946     217,657
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................         129,735   3,184,988    427,799       1,072,351     467,166
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...........................  $      149,269  $2,358,258  $ 294,915  $    1,945,297  $  684,823
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

   THIRD
   AVENUE
  VARIABLE                                                                                                WELLS FARGO
SERIES TRUST                               VAN ECK VIP TRUST (ac)*                                    ADVANTAGE VT FUNDS
------------  ---------------------------------------------------------------------------------  -----------------------------
                                               GLOBALD           MULTI-
                  GLOBAL        EMERGING        HARD*           MANAGER             REAL
   VALUE        BOND (ad)*      MARKETS      ASSETS (ae)*   ALTERNATIVES (w)*    ESTATE (x)*     DISCOVERY      OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------
$         --  $       68,211  $      7,102  $        5,392  $             542  $           --  $          --  $            --

      15,011          19,338        57,552          26,651              4,679           8,609         42,177           38,285
       1,801           2,320         6,906           3,198                562           1,033          5,061            4,594
------------------------------------------------------------------------------------------------------------------------------
      16,812          21,658        64,458          29,849              5,241           9,642         47,238           42,879
------------------------------------------------------------------------------------------------------------------------------
     (16,812)         46,553       (57,356)        (24,457)            (4,699)         (9,642)       (47,238)         (42,879)
------------------------------------------------------------------------------------------------------------------------------

    (399,268)        (73,432)   (2,648,062)       (660,809)           (60,047)     (1,124,951)        53,937         (570,379)

          --              --            --              --             11,392              --             --               --

     283,958              --       287,122          10,692                 --              --             --               --
------------------------------------------------------------------------------------------------------------------------------
    (115,310)        (73,432)   (2,360,940)       (650,117)           (48,655)     (1,124,951)        53,937         (570,379)
------------------------------------------------------------------------------------------------------------------------------

     567,791          52,946     5,688,928       1,611,068             93,651       1,392,986      1,133,915        1,751,962
------------------------------------------------------------------------------------------------------------------------------
$    435,669  $       26,067  $  3,270,632  $      936,494  $          40,297  $      258,393  $   1,140,614  $     1,138,704
==============================================================================================================================

==============================================================================================================================

   THIRD
   AVENUE
  VARIABLE                                                                                                WELLS FARGO
SERIES TRUST                               VAN ECK VIP TRUST (ac)*                                    ADVANTAGE VT FUNDS
------------  --------------------------------------------------------------------------------   -----------------------------
                                               GLOBALD           MULTI-
                  GLOBAL        EMERGING         HARD           MANAGER             REAL
   VALUE        BOND (ad)*      MARKETS      ASSETS (ae)*   ALTERNATIVES (w)*    ESTATE (x)*     DISCOVERY      OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------
$    (16,812) $       46,553  $    (57,356) $      (24,457) $          (4,699) $       (9,642) $     (47,238) $       (42,879)
    (115,310)        (73,432)   (2,360,940)       (650,117)           (48,655)     (1,124,951)        53,937         (570,379)

     567,791          52,946     5,688,928       1,611,068             93,651       1,392,986      1,133,915        1,751,962
------------------------------------------------------------------------------------------------------------------------------
     435,669          26,067     3,270,632         936,494             40,297         258,393      1,140,614        1,138,704
------------------------------------------------------------------------------------------------------------------------------

      12,366           9,840        24,305           4,319              7,352           9,037         33,316            7,685
    (162,124)       (239,102)     (698,227)       (631,142)           (56,420)        (90,694)      (392,331)        (527,683)
     (60,218)       (736,844)      380,695         (66,519)           (59,297)     (1,085,989)      (238,892)         (30,538)
------------------------------------------------------------------------------------------------------------------------------

    (209,976)       (966,106)     (293,227)       (693,342)          (108,365)     (1,167,646)      (597,907)        (550,536)
------------------------------------------------------------------------------------------------------------------------------
     225,693        (940,039)    2,977,405         243,152            (68,068)       (909,253)       542,707          588,168
------------------------------------------------------------------------------------------------------------------------------
   1,117,632       2,389,114     3,022,957       1,813,217            476,532         909,253      3,211,911        2,918,158
------------------------------------------------------------------------------------------------------------------------------
$  1,343,325  $    1,449,075  $  6,000,362  $    2,056,369  $         408,464  $           --  $   3,754,618  $     3,506,326
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=====================================================================================================================

                                                                                    INTEREST
                                                                              ADJUSTMENT ACCOUNTS
                                                                           -------------------------
                                                                                                         COMBINED
                                                                              1 YEAR       5 YEAR         TOTAL
                                                                           ------------  -----------  ---------------
Investment income:
   Income dividends from investments in portfolio shares ................  $         --  $        --  $    2,736,130
Expenses:
   Mortality and expense risk fees ......................................            --           --       2,099,845
   Administrative fees ..................................................            --           --         251,980
----------------------------------------------------------------------------------------------------  ---------------
     Total expenses .....................................................            --           --       2,351,825
----------------------------------------------------------------------------------------------------  ---------------
       Net investment income (expense) ..................................            --           --         384,305
----------------------------------------------------------------------------------------------------  ---------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
     shares .............................................................            --           --     (24,164,186)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ....................................            --           --         302,173
   Net realized long-term capital gain distributions from
     investments in portfolio shares ....................................            --           --       1,738,125
----------------------------------------------------------------------------------------------------  ---------------
       Net realized gain (loss) on investments in portfolio shares ......            --           --     (22,123,888)
----------------------------------------------------------------------------------------------------  ---------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..................................................            --           --      64,633,666
----------------------------------------------------------------------------------------------------  ---------------
         Net increase (decrease) in net assets from operations ..........  $         --  $        --  $   42,894,083
====================================================================================================  ===============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=======================================================================================================================

                                                                                    INTEREST
                                                                              ADJUSTMENT ACCOUNTS
                                                                           --------------------------
                                                                                                           COMBINED
                                                                              1 YEAR       5 YEAR           TOTAL
                                                                           ------------  ------------   ---------------
Changes from operations:
   Net investment income (expense) ......................................  $         --  $        --    $      384,305
   Net realized gain (loss) on investments in portfolio shares ..........            --           --       (22,123,888)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...................................            --           --        64,633,666
-----------------------------------------------------------------------------------------------------   ---------------
         Net increase (decrease) in net assets from operations ..........            --           --        42,894,083
-----------------------------------------------------------------------------------------------------   ---------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..................            (1)          --           819,951
   Contract redemptions .................................................       (51,870)     (13,083)      (28,202,777)
   Net transfers (including mortality transfers)                                 (4,410)          (8)       (3,023,093)
-----------------------------------------------------------------------------------------------------   ---------------
         Net increase (decrease) in net assets from contract
           owners' transactions .........................................       (56,281)     (13,091)      (30,405,919)
-----------------------------------------------------------------------------------------------------   ---------------
           Net increase (decrease) in net assets ........................       (56,281)     (13,091)       12,488,164
-----------------------------------------------------------------------------------------------------   ---------------
Net assets, beginning of period .........................................       628,274       98,257       168,244,590
-----------------------------------------------------------------------------------------------------   ---------------
              Net assets, end of period .................................  $    571,993  $    85,166    $  180,732,754
=====================================================================================================   ===============

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 AND 2009

================================================================================

(1)   GENERAL

      Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940.

      The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva, Inc., the Company's ultimate parent, and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account F's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account F.

      Besides the three guarantee periods of the IAA option, the following Variable Account investment options are available to new investors as of December 31, 2010:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
JANUS ASPEN SERIES
   Enterprise Portfolio
   Janus Portfolio
   Overseas Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Fund Portfolio
LORD ABBETT SERIES FUND, INC.
   Capital Structure Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
   High Yield Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
ROYCE CAPITAL PORTFOLIO
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI U.S. Long Short Momentum Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
RYDEX VARIABLE TRUST (CONTINUED)
   U.S. Government Money Market Fund
   Utilities Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund
WELLS FARGO ADVANTAGE VT PORTFOLIOS
   Discovery Fund
   Opportunity Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

NEW ACCOUNTING PROUNOUNCEMENTS

      In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosures", which amends ASC 820, adding new disclosure requirements for Levels 1 and 2, separate disclosures of purchases, sales, issuances and settlements relating to Level 3 measurements and clarification of existing fair value disclosures. ASU 2010-06 is effective for periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010. Account F has implemented the new disclosures in its financial statements that are effective in 2010.

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedi-

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

ent to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account F's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

      Account F adopted the provisions of ASC 740 relating to accounting for uncertainty in income taxes on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account F, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account F's financial statements. Account F does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in expense of $1,706 and $3,453 for the years ended December 31, 2010 and 2009, respectively.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account F. Unobservable inputs are inputs that reflect Account F's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

   o  Level 1-    Observable inputs are unadjusted,  quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities and certain common stocks.

   o  Level 2-    Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, mutual funds, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

   o  Level 3-    Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Account F includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                         FAIR VALUE MEASUREMENTS USING
================================================================================
                                      QUOTED PRICES    SIGNIFICANT
                                       IN ACTIVE         OTHER       SIGNIFICANT
                                       MARKETS FOR     OBSERVABLE   UNOBSERVABLE
                       TOTAL AS OF  IDENTICAL ASSETS     INPUTS       INPUTS
                       12/31/2010       (LEVEL 1)      (LEVEL 2)     (LEVEL 3)
--------------------------------------------------------------------------------
Assets:
   Mutual Funds:
      Balanced ...... $  7,841,826  $             --  $  7,841,826  $         --
--------------------------------------------------------------------------------
      Bond ..........   19,909,259                --    19.909.259            --
--------------------------------------------------------------------------------
      Money Market ..   16,555,173                --    16,555,173            --
--------------------------------------------------------------------------------
      Stock .........  130,566,362                --  1 30,566,362            --
--------------------------------------------------------------------------------
                      $174,872,620                --  $174,872,620            --
                      ==========================================================

      In accordance with ASU 2009-12, Account F's disclosures include the category, fair value, redemption frequency and redemption notice period for those assets whose fair value is calculated using the net asset value (NAV) per share. For Account F, such assets include investments in various mutual funds. The following table indicates the investments with a reported NAV:

                   FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2010
===========================================================================================
                                                                                 OTHER
                       FAIR VALUE     UNFUNDED   REDEMPTION     REDEMPTION      REDEMPTION
INVESTMENT              USING NAV    COMMITMENT   FREQUENCY   NOTICE PERIOD *  RESTRICTIONS
-------------------------------------------------------------------------------------------
   Mutual Funds:
      Balanced ......  $  7,841,826         N/A       Daily       0 - 90 days          None
-------------------------------------------------------------------------------------------
      Bond ..........    19,909,259         N/A       Daily       0 - 90 days          None
-------------------------------------------------------------------------------------------
      Money Market ..    16,555,173         N/A       Daily              None          None
-------------------------------------------------------------------------------------------
      Stock .........   130,566,362         N/A       Daily       0 - 90 days          None
-------------------------------------------------------------------------------------------
                       $174,872,620
                       ============

* Varies by individual fund.

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $57,021,456 and $59,057,465 for the years ended December 31, 2010 and 2009, respectively. The aggregate proceeds from sales of investments in portfolio shares were $82,972,262 and $86,969,458 for the years ended December 31, 2010 and 2009, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $2,149,311 and $2,099,845 for the years ended December 31, 2010 and 2009, respectively. The administrative fees were $257,917 and $251,980 for the years ended December 31, 2010 and 2009, respectively.

      Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $208,652 and $261,848 for the years ended December 31, 2010 and 2009, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. Breakage resulted in $2 of income for the year ended December 31, 2010 and was $479 of expense for the year ended December 31, 2009.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO       (000s)     TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
     December 31, 2010 ............   360    $  23.47   $ 16.35      1.40%     2.20%     $ 8,450    12.46%    11.53%      0.41%
     December 31, 2009 ............   436       20.87     14.66      1.40%     2.20%       9,108    48.97%    47.78%      0.00%
     December 31, 2008 ............   465       14.01      9.92      1.40%     2.20%       6,521   -45.89%   -46.32%      0.00%
     December 31, 2007 ............   645       25.89     18.48      1.40%     2.20%      16,699    31.62%    30.60%      0.00%
     December 31, 2006 ............   790       19.67     14.15      1.40%     2.20%      15,542    17.64%    16.65%      0.00%
   Large Cap Growth Portfolio
     December 31, 2010 ............   374       14.38     11.89      1.40%     2.20%       5,384    11.82%    10.91%      0.74%
     December 31, 2009 ............   442       12.86     10.72      1.40%     2.20%       5,682    45.48%    44.47%      0.66%
     December 31, 2008 ............   520        8.84      7.42      1.40%     2.20%       4,592   -46.88%   -47.34%      0.22%
     December 31, 2007 ............   702       16.64     14.09      1.40%     2.20%      11,685    18.27%    17.32%      0.35%
     December 31, 2006 ............   882       14.07     12.01      1.40%     2.20%      12,418     3.68%     2.83%      0.13%
   Mid Cap Growth Portfolio
     December 31, 2010 ............   259       19.91     11.77      1.40%     2.20%       5,153    17.74%    16.77%      0.00%
     December 31, 2009 ............   297       16.91     10.08      1.40%     2.20%       5,013    49.51%    48.45%      0.00%
     December 31, 2008 ............   339       11.31      6.79      1.40%     2.20%       3,825   -58.92%   -59.27%      0.16%
     December 31, 2007 ............   521       27.53     16.67      1.40%     2.20%      14,331    29.74%    28.63%      0.00%
     December 31, 2006 ............   608       21.22     12.96      1.40%     2.20%      12,905     8.60%     7.82%      0.00%
   Small Cap Growth Portfolio
     December 31, 2010 ............   139       13.65     16.20      1.40%     2.20%       1,904    23.53%    22.63%      0.00%
     December 31, 2009 ............   160       11.05     13.21      1.40%     2.20%       1,769    43.51%    42.35%      0.00%
     December 31, 2008 ............   203        7.70      9.28      1.40%     2.20%       1,564   -47.33%   -47.78%      0.00%
     December 31, 2006 ............   307       14.62     17.77      1.40%     2.20%       4,489    15.57%    14.65%      0.00%
     December 31, 2006 ............   507       12.65     15.50      1.40%     2.20%       6,413    18.33%    17.42%      0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2010 ............    22       10.93     10.50      1.40%     2.20%         241    11.53%    10.64%      0.00%
     December 31, 2009 ............    27        9.80      9.49      1.40%     2.20%         265    19.08%    18.18%      4.72%
     December 31, 2008 ............    52        8.23      8.03      1.40%     2.20%         426   -41.42%   -41.90%      2.25%
     December 31, 2007 ............    64       14.05     13.82      1.40%     2.20%         897     3.69%     2.83%      1.29%
     December 31, 2006 ............    70       13.55     13.44      1.40%     2.20%         946    15.61%    14.77%      1.38%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2010 ............    47       11.67     11.16      1.40%     2.20%         549     9.99%     9.20%      1.91%
     December 31, 2009 ............    49       10.61     10.22      1.40%     2.20%         519    13.96%    13.05%      5.26%
     December 31, 2008 ............    45        9.31      9.04      1.40%     2.20%         423   -21.43%   -22.07%      3.34%
     December 31, 2007 ............    93       11.85     11.60      1.40%     2.20%       1,098     3.40%     2.56%      1.22%
     December 31, 2006 ............    37       11.46     11.31      1.40%     2.20%         426     8.11%     7.31%      2.64%
   Income & Growth Fund
     December 31, 2010 ............   189       12.54     10.89      1.40%     2.20%       2,374    12.57%    11.69%      1.51%
     December 31, 2009 ............   212       11.14      9.75      1.40%     2.20%       2,358    16.53%    15.52%      4.84%
     December 31, 2008 ............   248        9.56      8.44      1.40%     2.20%       2,369   -35.54%   -36.01%      2.18%
     December 31, 2007 ............   335       14.83     13.19      1.40%     2.20%       4,969    -1.46%    -2.22%      2.08%
     December 31, 2006 ............   484       15.05     13.49      1.40%     2.20%       7,284    15.50%    14.52%      1.86%
   Inflation Protection Fund
     December 31, 2010 ............    46       12.50     11.85      1.40%     2.20%         577     3.65%     2.86%      1.73%
     December 31, 2009 ............     9       12.06     11.52      1.40%     2.20%         109     8.75%     7.87%      1.27%
     December 31, 2008 ............    33       11.09     10.68      1.40%     2.20%         368    -2.97%    -3.78%      5.05%
     December 31, 2007 ............    14       11.43     11.10      1.40%     2.20%         156     7.93%     7.14%      4.39%
     December 31, 2006 ............    13       10.59     10.36      1.40%     2.20%         133     0.19%    -0.67%      4.10%
   International Fund
     December 31, 2010 ............   120       14.45     14.19      1.40%     2.20%       1,733    11.67%    10.86%      2.30%
     December 31, 2009 ............   126       12.94     12.80      1.40%     2.20%       1,625    31.91%    30.88%      2.19%
     December 31, 2008 ............   161        9.81      9.78      1.40%     2.20%       1,576   -45.59%   -46.06%      0.90%
     December 31, 2007 ............   268       18.03     18.13      1.40%     2.20%       4,824    16.40%    15.48%      0.78%
     December 31, 2006 ............   414       15.49     15.70      1.40%     2.20%       6,421    23.33%    22.37%      1.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)     TOTAL RETURN          RATIO
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (CONTINUED)
   Value Fund
     December 31, 2010 ............   257    $  17.31   $ 12.06      1.40%     2.20%     $ 4,452    11.89%    10.95%      2.17%
     December 31, 2009 ............   307       15.47     10.87      1.40%     2.20%       4,746    18.18%    17.26%      5.95%
     December 31, 2008 ............   375       13.09      9.27      1.40%     2.20%       4,902   -27.80%   -28.36%      2.75%
     December 31, 2007 ............   564       18.13     12.94      1.40%     2.20%      10,215    -6.45%    -7.17%      1.74%
     December 31, 2006 ............   721       19.38     13.94      1.40%     2.20%      13,962    16.96%    16.07%      1.41%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2010 ............     1       10.43      9.97      1.40%     2.20%          10     2.56%     1.73%      4.52%
     December 31, 2009 ............     7       10.17      9.80      1.40%     2.20%          69     8.31%     7.46%      1.45%
     December 31, 2008 ............    --        9.39      9.12      1.40%     2.20%          --   -11.25%   -11.97%      5.61%
     December 31, 2007 ............    --       10.58     10.36      1.40%     2.20%          --    -3.20%    -3.90%      4.69%
     December 31, 2006 ............    --       10.93     10.78      1.40%     2.20%          --     4.79%     3.85%      5.27%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2010 ............    16       13.24     12.65      1.40%     2.20%         206    24.09%    23.05%      0.45%
     December 31, 2009 ............    16       10.67     10.28      1.40%     2.20%         167    23.35%    22.38%      2.70%
     December 31, 2008 ............    16        8.65      8.40      1.40%     2.20%         141   -31.89%   -32.42%      0.75%
     December 31, 2007 ............    18       12.70     12.43      1.40%     2.20%         230    -2.08%    -2.81%      0.28%
     December 31, 2006 ............    14       12.97     12.79      1.40%     2.20%         177    12.88%    11.90%      0.59%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2010 ............   167       10.84     11.42      1.40%     2.20%       1,810    13.15%    12.29%      0.88%
     December 31, 2009 ............   190        9.58     10.17      1.40%     2.20%       1,820    31.96%    30.89%      1.00%
     December 31, 2008 ............   213        7.26      7.77      1.40%     2.20%       1,545   -35.35%   -35.89%      0.77%
     December 31, 2007 ............   257       11.23     12.12      1.40%     2.20%       2,886     6.24%     5.48%      0.56%
     December 31, 2006 ............   341       10.57     11.49      1.40%     2.20%       3,602     7.75%     6.78%      0.12%
DREYFUS STOCK INDEX FUND
     December 31, 2010 ............   664       12.60     11.43      1.40%     2.20%       8,366    13.31%    12.28%      1.81%
     December 31, 2009 ............   733       11.12     10.18      1.40%     2.20%       8,151    24.52%    23.69%      2.06%
     December 31, 2008 ............   939        8.93      8.23      1.40%     2.20%       8,384   -38.03%   -38.54%      2.05%
     December 31, 2007 ............ 1,184       14.41     13.39      1.40%     2.20%      17,048     3.82%     2.92%      1.63%
     December 31, 2006 ............ 1,816       13.88     13.01      1.40%     2.20%      25,206    13.86%    13.03%      1.62%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     December 31, 2010 ............   124       14.98     13.21      1.40%     2.20%       1,864     3.03%     2.24%      1.90%
     December 31, 2009 ............   153       14.54     12.92      1.40%     2.20%       2,228    29.13%    28.05%      4.42%
     December 31, 2008 ............   213       11.26     10.09      1.40%     2.20%       2,399   -38.20%   -38.66%      2.76%
     December 31, 2007 ............   330       18.22     16.45      1.40%     2.20%       6,008     2.71%     1.86%      1.73%
     December 31, 2006 ............   525       17.74     16.15      1.40%     2.20%       9,316    20.84%    19.99%      1.40%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2010 ............   104       11.36     14.24      1.40%     2.20%       1,176    10.61%     9.62%      5.54%
     December 31, 2009 ............   155       10.27     12.99      1.40%     2.20%       1,589    26.48%    25.51%      5.30%
     December 31, 2008 ............   123        8.12     10.35      1.40%     2.20%         996   -21.55%   -22.12%      6.23%
     December 31, 2007 ............   171       10.35     13.29      1.40%     2.20%       1,769     2.68%     1.76%      5.45%
     December 31, 2006 ............   252       10.08     13.06      1.40%     2.20%       2,544    14.03%    13.07%      5.49%
   High Income Bond Fund II
     December 31, 2010 ............   126       16.51     14.62      1.40%     2.20%       2,086    13.16%    12.29%      9.16%
     December 31, 2009 ............   207       14.59     13.02      1.40%     2.20%       3,016    50.72%    49.48%      9.01%
     December 31, 2008 ............   212        9.68      8.71      1.40%     2.20%       2,050   -27.05%   -27.60%     10.62%
     December 31, 2007 ............   370       13.27     12.03      1.40%     2.20%       4,914     2.00%     1.18%      9.11%
     December 31, 2006 ............   605       13.01     11.89      1.40%     2.20%       7,872     9.24%     8.39%      8.38%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2010 ............    48    $  11.90    $ 9.08      1.40%     2.20%     $   568     5.50%     4.61%      0.36%
     December 31, 2009 ............    28       11.28      8.68      1.40%     2.20%         310    45.55%    44.67%      1.32%
     December 31, 2008 ............    21        7.75      6.00      1.40%     2.20%         165   -52.54%   -52.98%      0.43%
     December 31, 2007 ............    30       16.33     12.76      1.40%     2.20%         497    -0.06%    -0.85%      0.28%
     December 31, 2006 ............    41       16.34     12.87      1.40%     2.20%         666    11.38%    10.47%      0.11%
   Core Equity Fund
     December 31, 2010 ............    88       10.90     10.50      1.40%     2.20%         973     8.03%     7.14%      0.92%
     December 31, 2009 ............   125       10.09      9.80      1.40%     2.20%       1,271    26.44%    25.48%      1.56%
     December 31, 2008 ............   155        7.98      7.81      1.40%     2.20%       1,246   -31.09%   -31.61%      2.40%
     December 31, 2007 ............   171       11.58     11.42      1.40%     2.20%       1,993     6.63%     5.74%      1.01%
     December 31, 2006 ............   184       10.86     10.80      1.40%     2.20%       1,997     8.17%     7.57%      0.57%
     Inception April 28, 2006 .....    --       10.04     10.04       N/A       N/A           --      N/A       N/A        N/A
   Financial Services Fund
     December 31, 2010 ............    25        5.60      5.29      1.40%     2.20%         139     8.74%     7.74%      0.10%
     December 31, 2009 ............    31        5.15      4.91      1.40%     2.20%         160    25.61%    24.62%      2.95%
     December 31, 2008 ............    53        4.10      3.94      1.40%     2.20%         218   -59.96%   -60.28%      3.96%
     December 31, 2007 ............    31       10.24      9.92      1.40%     2.20%         323   -23.30%   -23.93%      1.43%
     December 31, 2006 ............    46       13.35     13.04      1.40%     2.20%         615    14.79%    13.89%      1.56%
   Global Health Care Fund
     December 31, 2010 ............    66       11.44     11.57      1.40%     2.20%         752     3.91%     2.94%      0.00%
     December 31, 2009 ............    85       11.01     11.24      1.40%     2.20%         933    25.83%    24.89%      0.29%
     December 31, 2008 ............   160        8.75      9.00      1.40%     2.20%       1,397   -29.61%   -30.18%      0.00%
     December 31, 2007 ............    54       12.43     12.89      1.40%     2.20%         672    10.29%     9.42%      0.00%
     December 31, 2006 ............    86       11.27     11.78      1.40%     2.20%         973     3.78%     2.97%      0.00%
   Global Real Estate Fund
     December 31, 2010 ............    53       23.66     15.81      1.40%     2.20%       1,257    15.87%    14.90%      4.99%
     December 31, 2009 ............    59       20.42     13.76      1.40%     2.20%       1,211    29.73%    28.72%      0.00%
     December 31, 2008 ............    80       15.74     10.69      1.40%     2.20%       1,257   -45.44%   -45.87%      5.01%
     December 31, 2007 ............   115       28.85     19.75      1.40%     2.20%       3,308    -6.85%    -7.58%      4.13%
     December 31, 2006 ............   201       30.97     21.37      1.40%     2.20%       6,210    40.64%    39.49%      1.12%
   High Yield Fund
     December 31, 2010 ............   105       14.70     13.94      1.40%     2.20%       1,549    11.96%    11.16%      9.41%
     December 31, 2009 ............   158       13.13     12.54      1.40%     2.20%       2,078    50.75%    49.46%      8.06%
     December 31, 2008 ............   192        8.71      8.39      1.40%     2.20%       1,672   -26.75%   -27.36%      7.94%
     December 31, 2007 ............   266       11.89     11.55      1.40%     2.20%       3,163    -0.17%    -0.94%      6.73%
     December 31, 2006 ............   248       11.91     11.66      1.40%     2.20%       2,954     9.17%     8.36%      9.08%
   Mid Cap Core Equity Fund
     December 31, 2010 ............    26       17.51     13.64      1.40%     2.20%         462    12.24%    11.26%      0.33%
     December 31, 2009 ............    32       15.60     12.26      1.40%     2.20%         495    27.97%    27.05%      1.06%
     December 31, 2008 ............    29       12.19      9.65      1.40%     2.20%         349   -29.66%   -30.22%      1.57%
     December 31, 2007 ............    26       17.33     13.83      1.40%     2.20%         450     7.77%     6.88%      0.04%
     December 31, 2006 ............    34       16.08     12.94      1.40%     2.20%         554     9.46%     8.56%      0.75%
   Technology Fund
     December 31, 2010 ............    20        6.64     11.55      1.40%     2.20%         133    19.64%    18.58%      0.00%
     December 31, 2009 ............    45        5.55      9.74      1.40%     2.20%         248    55.03%    54.11%      0.00%
     December 31, 2008 ............    25        3.58      6.32      1.40%     2.20%          89   -45.26%   -45.75%      0.00%
     December 31, 2007 ............    43        6.54     11.65      1.40%     2.20%         281     6.34%     5.33%      0.00%
     December 31, 2006 ............    73        6.15     11.06      1.40%     2.20%         450     8.85%     8.11%      0.00%
JANUS ASPEN SERIES:
   Enterprise Portfolio
     December 31, 2010 ............   449       19.00     16.81      1.40%     2.20%       8,522    24.10%    23.15%      0.07%
     December 31, 2009 ............   518       15.31     13.65      1.40%     2.20%       7,926    42.82%    41.60%      0.00%
     December 31, 2008 ............   611       10.72      9.64      1.40%     2.20%       6,544   -44.51%   -44.95%      0.24%
     December 31, 2007 ............   752       19.32     17.51      1.40%     2.20%      14,526    20.37%    19.36%      0.21%
     December 31, 2006 ............   944       16.05     14.67      1.40%     2.20%      15,155    12.00%    11.14%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (CONTINUED)
   Janus Portfolio
     December 31, 2010 ............   622    $  12.62   $ 11.53      1.40%     2.20%     $ 7,853    12.98%    11.94%      1.09%
     December 31, 2009 ............   714       11.17     10.30      1.40%     2.20%       7,978    34.42%    33.42%      0.53%
     December 31, 2008 ............   841        8.31      7.72      1.40%     2.20%       6,991   -40.56%   -41.02%      0.72%
     December 31, 2007 ............ 1,146       13.98     13.09      1.40%     2.20%      16,028    13.47%    12.55%      0.70%
     December 31, 2006 ............ 1,421       12.32     11.63      1.40%     2.20%      17,503     9.80%     9.00%      0.47%
   Overseas Portfolio
     December 31, 2010 ............    87       41.87     28.42      1.40%     2.20%       3,663    23.58%    22.61%      0.69%
     December 31, 2009 ............    92       33.88     23.18      1.40%     2.20%       3,120    77.01%    75.61%      0.58%
     December 31, 2008 ............    98       19.14     13.20      1.40%     2.20%       1,870   -52.78%   -53.14%      1.25%
     December 31, 2007 ............   166       40.53     28.17      1.40%     2.20%       6,744    26.54%    25.48%      0.60%
     December 31, 2006 ............   220       32.03     22.45      1.40%     2.20%       7,047    45.00%    43.82%      2.04%
   Worldwide Portfolio
     December 31, 2010 ............   462       12.67     11.28      1.40%     2.20%       5,850    14.25%    13.37%      0.61%
     December 31, 2009 ............   509       11.09      9.95      1.40%     2.20%       5,641    35.74%    34.64%      1.42%
     December 31, 2008 ............   571        8.17      7.39      1.40%     2.20%       4,661   -45.42%   -45.86%      1.15%
     December 31, 2007 ............   728       14.97     13.65      1.40%     2.20%      10,897     8.09%     7.23%      0.72%
     December 31, 2006 ............   941       13.85     12.73      1.40%     2.20%      13,031    16.58%    15.62%      1.72%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
     December 31, 2010 ............    80       30.31     28.74      1.40%     2.20%       2,424    20.95%    20.05%      1.19%
     December 31, 2009 ............    79       25.06     23.94      1.40%     2.20%       1,977    67.51%    66.13%      2.86%
     December 31, 2008 ............    76       14.96     14.41      1.40%     2.20%       1,137   -49.44%   -49.84%      1.53%
     December 31, 2007 ............   142       29.59     28.73      1.40%     2.20%       4,214    31.45%    30.41%      1.19%
     December 31, 2006 ............   149       22.51     22.03      1.40%     2.20%       3,348    28.12%    27.12%      0.41%
   International Equity Portfolio
     December 31, 2010 ............    38       12.73     12.07      1.40%     2.20%         485     5.21%     4.41%      1.35%
     December 31, 2009 ............    25       12.10     11.56      1.40%     2.20%         297    19.80%    18.81%      1.98%
     December 31, 2008 ............    26       10.10      9.73      1.40%     2.20%         259   -37.88%   -38.38%      1.54%
     December 31, 2007 ............    28       16.26     15.79      1.40%     2.20%         449     9.20%     8.37%      2.05%
     December 31, 2006 ............    37       14.89     14.57      1.40%     2.20%         547    20.86%    19.82%      1.25%
   US Small-Mid Cap Equity Portfolio
     December 31, 2010 ............    96       20.73     13.53      1.40%     2.20%       1,987    22.01%    21.02%      0.29%
     December 31, 2009 ............   114       16.99     11.18      1.40%     2.20%       1,937    50.62%    49.47%      0.00%
     December 31, 2008 ............   150       11.28      7.48      1.40%     2.20%       1,694   -37.37%   -37.87%      0.00%
     December 31, 2007 ............   223       18.01     12.04      1.40%     2.20%       4,015    -8.53%    -9.27%      0.00%
     December 31, 2006 ............   390       19.69     13.27      1.40%     2.20%       7,675    14.48%    13.52%      0.00%
   US Strategic Equity Portfolio
     December 31, 2010 ............    46       11.97     11.05      1.40%     2.20%         548    11.25%    10.39%      0.73%
     December 31, 2009 ............    45       10.76     10.01      1.40%     2.20%         480    25.12%    24.04%      0.94%
     December 31, 2008 ............    47        8.60      8.07      1.40%     2.20%         401   -36.20%   -36.66%      0.81%
     December 31, 2007 ............    59       13.48     12.74      1.40%     2.20%         801    -2.32%    -3.12%      0.91%
     December 31, 2006 ............   112       13.80     13.15      1.40%     2.20%       1,539    15.87%    14.95%      0.61%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
     December 31, 2010 ............     8        9.19      8.92      1.40%     2.20%          71    23.36%    22.36%      0.13%
     December 31, 2009 ............     5        7.45      7.29      1.40%     2.20%          35    32.56%    31.59%      0.00%
     December 31, 2008 ............     3        5.62      5.54      1.40%     2.20%          20   -41.21%   -41.75%      0.00%
     December 31, 2007 ............     3        9.56      9.51      1.40%     2.20%          25    -3.43%    -3.94%      0.00%
     Inception April 30, 2007 .....    --        9.90      9.90       N/A       N/A           --      N/A       N/A        N/A
   ClearBridge Equity Income Builder Portfolio
     December 31, 2010 ............     3        8.61      8.36      1.40%     2.20%          24    10.81%     9.86%      4.10%
     December 31, 2009 ............     3        7.77      7.61      1.40%     2.20%          24    21.03%    20.22%      3.29%
     December 31, 2008 ............     3        6.42      6.33      1.40%     2.20%          18   -35.86%   -36.45%      0.82%
     December 31, 2007 ............     9       10.01      9.96      1.40%     2.20%          88     0.60%     0.10%      1.23%
     Inception April 30, 2007 .....    --        9.95      9.95       N/A       N/A           --      N/A       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (CONTINUED)
   ClearBridge Fundamental All Cap Value Portfolio
     December 31, 2010 ............     9    $   8.71    $ 8.46      1.40%     2.20%     $    83    14.91%    14.17%      1.81%
     December 31, 2009 ............     9        7.58      7.41      1.40%     2.20%          66    27.61%    26.45%      1.26%
     December 31, 2008 ............    12        5.94      5.86      1.40%     2.20%          74   -37.47%   -37.99%      1.59%
     December 31, 2007 ............    14        9.50      9.45      1.40%     2.20%         132    -4.04%    -4.55%      1.07%
     Inception April 30, 2007 .....    --        9.90      9.90       N/A       N/A           --      N/A       N/A        N/A
   ClearBridge Large Cap Growth Portfolio
     December 31, 2010 ............    13        9.33      9.06      1.40%     2.20%         120     8.36%     7.47%      0.09%
     December 31, 2009 ............    21        8.61      8.43      1.40%     2.20%         180    40.46%    39.34%      0.24%
     December 31, 2008 ............    10        6.13      6.05      1.40%     2.20%          61   -38.21%   -38.70%      0.38%
     December 31, 2007 ............     6        9.92      9.87      1.40%     2.20%          58     0.20%    -0.30%      0.03%
     Inception April 30, 2007 .....    --        9.90      9.90       N/A       N/A           --      N/A       N/A        N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
     December 31, 2010 ............    32       13.45     12.85      1.40%     2.20%         430    13.31%    12.42%     14.68%
     December 31, 2009 ............    12       11.87     11.43      1.40%     2.20%         145    53.36%    52.20%     11.81%
     December 31, 2008 ............     9        7.74      7.51      1.40%     2.20%          67   -31.75%   -32.34%      8.15%
     December 31, 2007 ............    16       11.34     11.10      1.40%     2.20%         182    -1.48%    -2.29%      5.18%
     December 31, 2006 ............    17       11.51     11.36      1.40%     2.20%         201     9.10%     8.29%      5.17%
   Western Asset Strategic Bond Portfolio
     December 31, 2010 ............    59       12.11     11.48      1.40%     2.20%         717    10.29%     9.44%      2.72%
     December 31, 2009 ............    35       10.98     10.49      1.40%     2.20%         414    20.13%    19.20%      3.65%
     December 31, 2008 ............    47        9.14      8.80      1.40%     2.20%         460   -18.17%   -18.89%      4.35%
     December 31, 2007 ............   116       11.17     10.85      1.40%     2.20%       1,366     0.54%    -0.18%      4.00%
     December 31, 2006 ............   133       11.11     10.87      1.40%     2.20%       1,477     3.64%     2.74%      4.39%
LORD ABBETT SERIES FUND, INC.:
   Capital Structure Portfolio
     December 31, 2010 ............    18       16.54     13.31      1.40%     2.20%         299    13.21%    12.32%      2.62%
     December 31, 2009 ............    32       14.61     11.85      1.40%     2.20%         474    21.65%    20.67%      2.56%
     December 31, 2008 ............    62       12.01      9.82      1.40%     2.20%         741   -27.21%   -27.79%      3.34%
     December 31, 2007 ............    95       16.50     13.60      1.40%     2.20%       1,565     1.73%     0.89%      2.55%
     December 31, 2006 ............    71       16.22     13.48      1.40%     2.20%       1,147    12.95%    12.05%      2.50%
   Growth and Income Portfolio
     December 31, 2010 ............   299       15.49     11.22      1.40%     2.20%       4,642    15.77%    14.84%      0.53%
     December 31, 2009 ............   354       13.38      9.77      1.40%     2.20%       4,745    17.27%    16.31%      0.95%
     December 31, 2008 ............   444       11.41      8.40      1.40%     2.20%       5,065   -37.34%   -37.82%      1.33%
     December 31, 2007 ............   610       18.21     13.51      1.40%     2.20%      11,099     2.02%     1.20%      0.98%
     December 31, 2006 ............ 1,006       17.85     13.35      1.40%     2.20%      17,959    15.61%    14.69%      1.25%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
     December 31, 2010 ............    28       12.29     15.51      1.40%     2.20%         338    27.36%    26.30%      0.00%
     December 31, 2009 ............    30        9.65     12.28      1.40%     2.20%         288    29.70%    28.72%      0.00%
     December 31, 2008 ............    70        7.44      9.54      1.40%     2.20%         524   -44.14%   -44.60%      0.00%
     December 31, 2007 ............    67       13.32     17.22      1.40%     2.20%         892    20.87%    19.83%      0.00%
     December 31, 2006 ............   106       11.02     14.37      1.40%     2.20%       1,173    13.03%    12.18%      0.00%
   Partners Portfolio
     December 31, 2010 ............   154       13.56     13.08      1.40%     2.20%       2,093    14.14%    13.15%      0.64%
     December 31, 2009 ............   172       11.88     11.56      1.40%     2.20%       2,043    53.89%    52.71%      2.45%
     December 31, 2008 ............   222        7.72      7.57      1.40%     2.20%       1,712   -53.07%   -53.44%      0.48%
     December 31, 2007 ............   302       16.45     16.26      1.40%     2.20%       4,965     7.80%     6.90%      0.61%
     December 31, 2006 ............   305       15.26     15.21      1.40%     2.20%       4,659    10.66%     9.82%      0.64%
   Regency Portfolio
     December 31, 2010 ............    55       18.63     13.85      1.40%     2.20%       1,022    24.45%    23.44%      0.74%
     December 31, 2009 ............    58       14.97     11.22      1.40%     2.20%         863    44.50%    43.30%      1.85%
     December 31, 2008 ............    66       10.36      7.83      1.40%     2.20%         684   -46.57%   -46.99%      1.13%
     December 31, 2007 ............    91       19.39     14.77      1.40%     2.20%       1,773     1.84%     1.10%      0.43%
     December 31, 2006 ............   110       19.04     14.61      1.40%     2.20%       2,099     9.61%     8.71%      0.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)     TOTAL RETURN          RATIO
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
   Short Duration Bond Portfolio
     December 31, 2010 ............   184    $  12.68    $ 9.90      1.40%     2.20%     $ 2,332     3.85%     2.91%      4.72%
     December 31, 2009 ............   186       12.21      9.62      1.40%     2.20%       2,271    11.71%    10.96%      7.92%
     December 31, 2008 ............   198       10.93      8.67      1.40%     2.20%       2,166   -14.61%   -15.33%      4.26%
     December 31, 2007 ............   298       12.80     10.24      1.40%     2.20%       3,805     3.31%     2.50%      2.66%
     December 31, 2006 ............   398       12.39      9.99      1.40%     2.20%       4,932     2.74%     1.94%      2.88%
   Small Cap Growth Portfolio
     December 31, 2010 ............     8       12.31      9.44      1.40%     2.20%          94    18.02%    16.98%      0.00%
     December 31, 2009 ............     9       10.43      8.07      1.40%     2.20%          91    21.00%    20.09%      0.00%
     December 31, 2008 ............     8        8.62      6.72      1.40%     2.20%          69   -40.30%   -40.79%      0.00%
     December 31, 2007 ............     9       14.44     11.35      1.40%     2.20%         124    -0.89%    -1.73%      0.00%
     December 31, 2006 ............    14       14.57     11.55      1.40%     2.20%         211     3.77%     2.94%      0.00%
   Socially Responsive Portfolio
     December 31, 2010 ............     5       13.28     12.59      1.40%     2.20%          64    21.17%    20.25%      0.04%
     December 31, 2009 ............     4       10.96     10.47      1.40%     2.20%          47    29.55%    28.62%      1.90%
     December 31, 2008 ............     3        8.46      8.14      1.40%     2.20%          24   -40.25%   -40.80%      0.60%
     December 31, 2007 ............    15       14.16     13.75      1.40%     2.20%         211     6.07%     5.28%      0.07%
     December 31, 2006 ............    13       13.35     13.06      1.40%     2.20%         176    12.18%    11.24%      0.18%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
     December 31, 2010 ............   538        9.82      9.53      1.40%     2.20%       5,285    10.21%     9.29%      1.37%
     December 31, 2009 ............   726        8.91      8.72      1.40%     2.20%       6,472    20.08%    19.13%      1.76%
     December 31, 2008 ............   881        7.42      7.32      1.40%     2.20%       6,534   -24.21%   -24.77%      2.01%
     December 31, 2007 ............ 1,181        9.79      9.73      1.40%     2.20%      11,556    -2.39%    -2.99%      1.12%
     Inception May 1, 2007 ........    --       10.03     10.03       N/A       N/A           --      N/A       N/A        N/A
   JNF Equity Portfolio
     December 31, 2010 ............   502        8.39      8.15      1.40%     2.20%       4,212    24.30%    23.30%      0.75%
     December 31, 2009 ............   602        6.75      6.61      1.40%     2.20%       4,066    33.14%    32.20%      0.98%
     December 31, 2008 ............   732        5.07      5.00      1.40%     2.20%       3,714   -43.42%   -43.88%      0.15%
     December 31, 2007 ............ 1,051        8.96      8.91      1.40%     2.20%       9,415   -10.49%   -10.99%      0.00%
     Inception May 1, 2007 ........    --       10.01     10.01       N/A       N/A           --      N/A       N/A        N/A
   JNF Money Market Portfolio
     December 31, 2010 ............ 1,514        9.82      9.61      1.40%     2.20%      14,868    -1.41%    -2.14%      0.02%
     December 31, 2009 ............ 1,673        9.96      9.82      1.40%     2.20%      16,664    -1.09%    -2.00%      0.28%
     December 31, 2008 ............ 2,401       10.07     10.02      1.40%     2.20%      24,184     0.70%     0.20%      1.67%
     Inception April 30, 2008 .....    --       10.00     10.00       N/A       N/A           --      N/A       N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2010 ............    39       12.30     11.85      1.40%     2.20%         478    11.51%    10.64%      6.96%
     December 31, 2009 ............    85       11.03     10.71      1.40%     2.20%         940    19.89%    18.87%      9.36%
     December 31, 2008 ............    21        9.20      9.01      1.40%     2.20%         196   -17.04%   -17.64%      8.10%
     December 31, 2007 ............     4       11.09     10.94      1.40%     2.20%          48     6.84%     5.91%      9.91%
     December 31, 2006 ............    --       10.38     10.33      1.40%     2.20%           2     4.11%     3.61%      2.91%
     Inception May 1, 2006 ........    --        9.97      9.97       N/A       N/A           --      N/A       N/A        N/A
   CommodityRealReturn Strategy Portfolio
     December 31, 2010 ............    16       10.98     10.58      1.40%     2.20%         178    22.82%    21.89%     15.02%
     December 31, 2009 ............    22        8.94      8.68      1.40%     2.20%         195    39.47%    38.44%      6.56%
     December 31, 2008 ............    13        6.41      6.27      1.40%     2.20%          82   -44.55%   -45.05%      3.75%
     December 31, 2007 ............    19       11.56     11.41      1.40%     2.20%         217    21.43%    20.61%      6.83%
     December 31, 2006 ............    13        9.52      9.46      1.40%     2.20%         120    -5.74%    -6.34%      4.08%
     Inception May 1, 2006 ........    --       10.10     10.10       N/A       N/A           --      N/A       N/A        N/A
   Emerging Markets Bond Portfolio
     December 31, 2010 ............    14       13.42     12.93      1.40%     2.20%         184    10.54%     9.67%      4.73%
     December 31, 2009 ............     9       12.14     11.79      1.40%     2.20%         106    28.74%    27.74%      5.77%
     December 31, 2008 ............     3        9.43      9.23      1.40%     2.20%          31   -15.80%   -16.47%      6.55%
     December 31, 2007 ............     2       11.20     11.05      1.40%     2.20%          23     4.38%     3.46%      5.73%
     December 31, 2006 ............     2       10.73     10.68      1.40%     2.20%          20     7.52%     7.01%      3.65%
     Inception May 1, 2006 ........    --        9.98      9.98       N/A       N/A           --      N/A       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2010 ............     6    $  12.27   $ 11.82      1.40%     2.20%     $    71     6.97%     6.10%      1.86%
     December 31, 2009 ............     3       11.47     11.14      1.40%     2.20%          38    14.02%    13.10%      3.40%
     December 31, 2008 ............    --       10.06      9.85      1.40%     2.20%           5    -3.82%    -4.55%      2.90%
     December 31, 2007 ............     1       10.46     10.32      1.40%     2.20%           8     2.25%     1.38%      3.38%
     December 31, 2006 ............     1       10.23     10.18      1.40%     2.20%          15     2.20%     1.70%      2.33%
     Inception May 1, 2006 ........    --       10.01     10.01       N/A       N/A           --      N/A       N/A        N/A
   Global Bond Unhedged Portfolio
     December 31, 2010 ............    35       13.63     13.13      1.40%     2.20%         479    10.10%     9.23%      2.73%
     December 31, 2009 ............    39       12.38     12.02      1.40%     2.20%         485    15.16%    14.26%      3.15%
     December 31, 2008 ............    49       10.75     10.52      1.40%     2.20%         526    -2.18%    -3.04%      3.34%
     December 31, 2007 ............    30       10.99     10.85      1.40%     2.20%         335     8.17%     7.32%      3.31%
     December 31, 2006 ............     5       10.16     10.11      1.40%     2.20%          52     1.60%     1.10%      2.32%
     Inception May 1, 2006 ........    --       10.00     10.00       N/A       N/A           --      N/A       N/A        N/A
   High Yield Portfolio
     December 31, 2010 ............    28       12.65     12.19      1.40%     2.20%         356    12.85%    11.94%      7.18%
     December 31, 2009 ............     8       11.21     10.89      1.40%     2.20%          91    38.22%    37.33%      8.78%
     December 31, 2008 ............    11        8.11      7.93      1.40%     2.20%          90   -24.56%   -25.19%      7.76%
     December 31, 2007 ............    19       10.75     10.60      1.40%     2.20%         200     2.09%     1.24%      7.01%
     December 31, 2006 ............     7       10.53     10.47      1.40%     2.20%          78     5.41%     4.80%      4.55%
     Inception May 1, 2006 ........    --        9.99      9.99       N/A       N/A           --      N/A       N/A        N/A
   Real Return Portfolio
     December 31, 2010 ............   193       14.05     12.69      1.40%     2.20%       2,709     6.60%     5.75%      1.45%
     December 31, 2009 ............   186       13.18     12.00      1.40%     2.20%       2,452    16.74%    15.72%      3.19%
     December 31, 2008 ............   200       11.29     10.37      1.40%     2.20%       2,253    -8.36%    -9.04%      3.53%
     December 31, 2007 ............   170       12.32     11.40      1.40%     2.20%       2,094     9.12%     8.16%      4.68%
     December 31, 2006 ............   172       11.29     10.54      1.40%     2.20%       1,938    -0.70%    -1.40%      4.18%
   Short-Term Portfolio
     December 31, 2010 ............    67       11.28     10.69      1.40%     2.20%         755     0.71%    -0.19%      0.84%
     December 31, 2009 ............    51       11.20     10.71      1.40%     2.20%         572     6.26%     5.52%      2.15%
     December 31, 2008 ............    72       10.54     10.15      1.40%     2.20%         764    -1.68%    -2.50%      3.67%
     December 31, 2007 ............    81       10.72     10.41      1.40%     2.20%         864     2.98%     2.16%      4.69%
     December 31, 2006 ............    46       10.41     10.19      1.40%     2.20%         479     2.87%     2.00%      4.28%
   Total Return Portfolio
     December 31, 2010 ............   354       14.37     13.56      1.40%     2.20%       5,091     6.60%     5.77%      2.41%
     December 31, 2009 ............   450       13.48     12.82      1.40%     2.20%       6,067    12.43%    11.58%      5.20%
     December 31, 2008 ............   355       11.99     11.49      1.40%     2.20%       4,257     3.36%     2.50%      4.47%
     December 31, 2007 ............   365       11.60     11.21      1.40%     2.20%       4,239     7.21%     6.36%      4.81%
     December 31, 2006 ............   339       10.82     10.54      1.40%     2.20%       3,672     2.37%     1.64%      4.45%
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
     December 31, 2010 ............    84       11.76     12.67      1.40%     2.20%         990    17.60%    16.67%      2.05%
     December 31, 2009 ............   101       10.00     10.86      1.40%     2.20%       1,013    12.36%    11.38%      2.98%
     December 31, 2008 ............   129        8.90      9.75      1.40%     2.20%       1,151   -31.49%   -32.01%      2.46%
     December 31, 2007 ............   195       12.99     14.34      1.40%     2.20%       2,535    -0.84%    -1.65%      2.13%
     December 31, 2006 ............   428       13.10     14.58      1.40%     2.20%       5,614    20.40%    19.51%      2.44%
   Fund Portfolio
     December 31, 2010 ............    21       10.47     12.03      1.40%     2.20%         224    14.18%    13.17%      1.03%
     December 31, 2009 ............    34        9.17     10.63      1.40%     2.20%         308    23.09%    22.18%      1.48%
     December 31, 2008 ............    60        7.45      8.70      1.40%     2.20%         451   -35.27%   -35.79%      1.36%
     December 31, 2007 ............   124       11.51     13.55      1.40%     2.20%       1,424     3.32%     2.50%      0.91%
     December 31, 2006 ............   249       11.14     13.22      1.40%     2.20%       2,771    14.72%    13.87%      1.10%
   High Yield Portfolio
     December 31, 2010 ............    82       13.49     12.89      1.40%     2.20%       1,103    15.99%    15.09%      5.25%
     December 31, 2009 ............    41       11.63     11.20      1.40%     2.20%         478    57.80%    56.64%      8.24%
     December 31, 2008 ............    57        7.37      7.15      1.40%     2.20%         424   -36.52%   -37.06%      7.47%
     December 31, 2007 ............    57       11.61     11.36      1.40%     2.20%         657     4.13%     3.27%      5.06%
     December 31, 2006 ............    71       11.15     11.00      1.40%     2.20%         791     6.80%     5.87%      5.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)       TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
   Mid Cap Value Portfolio
     December 31, 2010 ............     7    $  11.76   $ 11.24      1.40%     2.20%     $    77    16.21%    15.28%      0.94%
     December 31, 2009 ............     7       10.12      9.75      1.40%     2.20%          74    23.57%    22.64%      0.49%
     December 31, 2008 ............     7        8.19      7.95      1.40%     2.20%          54   -34.69%   -35.21%      1.93%
     December 31, 2007 ............    10       12.54     12.27      1.40%     2.20%         128     3.89%     3.02%      0.83%
     December 31, 2006 ............    19       12.07     11.91      1.40%     2.20%         223    10.73%     9.77%      0.00%
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2010 ............    47       24.94     16.25      1.40%     2.20%       1,164    28.16%    27.15%      1.98%
     December 31, 2009 ............    42       19.46     12.78      1.40%     2.20%         826    55.93%    54.53%      0.00%
     December 31, 2008 ............    47       12.48      8.27      1.40%     2.20%         586   -44.09%   -44.46%      2.05%
     December 31, 2007 ............    83       22.32     14.89      1.40%     2.20%       1,846     2.53%     1.64%      1.24%
     December 31, 2006 ............   105       21.77     14.65      1.40%     2.20%       2,275    19.42%    18.53%      0.18%
   Small-Cap Portfolio
     December 31, 2010 ............    71       22.99     15.87      1.40%     2.20%       1,628    18.87%    17.90%      0.10%
     December 31, 2009 ............    88       19.34     13.46      1.40%     2.20%       1,694    33.29%    32.22%      0.00%
     December 31, 2008 ............   101       14.51     10.18      1.40%     2.20%       1,460   -28.20%   -28.76%      0.60%
     December 31, 2007 ............   125       20.21     14.29      1.40%     2.20%       2,501    -3.49%    -4.22%      0.04%
     December 31, 2006 ............   197       20.94     14.92      1.40%     2.20%       4,098    13.99%    13.03%      0.06%
RYDEX VARIABLE TRUST:
   Banking Fund
     December 31, 2010 ............    18        5.39      5.11      1.40%     2.20%          98    11.36%    10.61%      0.57%
     December 31, 2009 ............    18        4.84      4.62      1.40%     2.20%          88    -4.72%    -5.52%      1.74%
     December 31, 2008 ............    66        5.08      4.89      1.40%     2.20%         337   -42.01%   -42.47%      0.11%
     December 31, 2007 ............    12        8.76      8.50      1.40%     2.20%         106   -28.08%   -28.69%      4.53%
     December 31, 2006 ............    17       12.18     11.92      1.40%     2.20%         211     9.73%     8.86%      2.72%
   Basic Materials Fund
     December 31, 2010 ............    30       20.84     19.75      1.40%     2.20%         634    24.94%    23.90%      0.50%
     December 31, 2009 ............    52       16.68     15.94      1.40%     2.20%         860    53.31%    52.10%      0.19%
     December 31, 2008 ............   114       10.88     10.48      1.40%     2.20%       1,243   -46.17%   -46.61%      0.64%
     December 31, 2007 ............   146       20.21     19.63      1.40%     2.20%       2,944    32.09%    31.04%      0.14%
     December 31, 2006 ............   126       15.30     14.98      1.40%     2.20%       1,936    20.57%    19.65%      1.74%
   Biotechnology Fund
     December 31, 2010 ............    54       10.98     10.41      1.40%     2.20%         595     9.15%     8.32%      0.00%
     December 31, 2009 ............     7       10.06      9.61      1.40%     2.20%          70    16.71%    15.78%      0.00%
     December 31, 2008 ............    17        8.62      8.30      1.40%     2.20%         144   -13.02%   -13.72%      0.00%
     December 31, 2007 ............     5        9.91      9.62      1.40%     2.20%          46     3.01%     2.12%      0.00%
     December 31, 2006 ............     8        9.62      9.42      1.40%     2.20%          77    -4.66%    -5.42%      0.00%
   Consumer Products Fund
     December 31, 2010 ............     9       13.30     12.61      1.40%     2.20%         120    15.65%    14.74%      1.33%
     December 31, 2009 ............     9       11.50     10.99      1.40%     2.20%         103    17.47%    16.54%      1.35%
     December 31, 2008 ............    22        9.79      9.43      1.40%     2.20%         221   -24.46%   -25.04%      0.27%
     December 31, 2007 ............    10       12.96     12.58      1.40%     2.20%         125     9.55%     8.64%      1.78%
     December 31, 2006 ............    18       11.83     11.58      1.40%     2.20%         210    15.75%    14.88%      0.94%
   Dow 2X Strategy Fund
     December 31, 2010 ............    19        9.00      8.54      1.40%     2.20%         173    22.95%    21.83%      0.73%
     December 31, 2009 ............    17        7.32      7.01      1.40%     2.20%         126    34.81%    33.78%      0.00%
     December 31, 2008 ............    27        5.43      5.24      1.40%     2.20%         146   -62.21%   -62.52%      0.78%
     December 31, 2007 ............    44       14.37     13.98      1.40%     2.20%         633     6.60%     5.75%      1.07%
     December 31, 2006 ............    36       13.48     13.22      1.40%     2.20%         480    28.75%    27.73%      1.24%
   Electronics Fund
     December 31, 2010 ............     8        8.15      7.73      1.40%     2.20%          65     7.95%     7.21%      0.00%
     December 31, 2009 ............    24        7.55      7.21      1.40%     2.20%         180    69.66%    68.07%      0.00%
     December 31, 2008 ............    --        4.45      4.29      1.40%     2.20%           1   -50.83%   -51.19%      0.00%
     December 31, 2007 ............     5        9.05      8.79      1.40%     2.20%          47    -3.93%    -4.66%      0.00%
     December 31, 2006 ............     2        9.42      9.22      1.40%     2.20%          21     1.07%     0.22%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Energy Fund
     December 31, 2010 ............    46    $  20.44   $ 19.38      1.40%     2.20%     $   938    17.40%    16.47%      0.42%
     December 31, 2009 ............    62       17.41     16.64      1.40%     2.20%       1,083    36.55%    35.50%      0.00%
     December 31, 2008 ............    65       12.75     12.28      1.40%     2.20%         826   -46.79%   -47.21%      0.00%
     December 31, 2007 ............    91       23.96     23.26      1.40%     2.20%       2,176    31.36%    30.31%      0.00%
     December 31, 2006 ............    89       18.24     17.85      1.40%     2.20%       1,627    10.41%     9.44%      0.00%
   Energy Services Fund
     December 31, 2010 ............    54       21.76     20.63      1.40%     2.20%       1,175    24.27%    23.31%      0.00%
     December 31, 2009 ............    70       17.51     16.73      1.40%     2.20%       1,221    60.20%    58.88%      0.00%
     December 31, 2008 ............   106       10.93     10.53      1.40%     2.20%       1,160   -58.20%   -58.53%      0.00%
     December 31, 2007 ............   154       26.15     25.39      1.40%     2.20%       4,038    35.21%    34.13%      0.00%
     December 31, 2006 ............   105       19.34     18.93      1.40%     2.20%       2,031     9.45%     8.54%      0.00%
   Europe 1.25X Strategy Fund
     December 31, 2010 ............    19        9.42      8.93      1.40%     2.20%         175   -11.96%   -12.71%      1.75%
     December 31, 2009 ............    17       10.70     10.23      1.40%     2.20%         178    33.75%    32.68%      2.62%
     December 31, 2008 ............    30        8.00      7.71      1.40%     2.20%         241   -55.51%   -55.84%      0.60%
     December 31, 2007 ............    57       17.98     17.46      1.40%     2.20%       1,033    11.54%    10.65%      2.41%
     December 31, 2006 ............    67       16.12     15.78      1.40%     2.20%       1,075    27.63%    26.65%      3.19%
   Financial Services Fund
     December 31, 2010 ............     5        7.35      6.96      1.40%     2.20%          40    12.73%    11.72%      0.73%
     December 31, 2009 ............    13        6.52      6.23      1.40%     2.20%          87    18.12%    17.11%      2.27%
     December 31, 2008 ............    12        5.52      5.32      1.40%     2.20%          69   -48.79%   -49.14%      0.00%
     December 31, 2007 ............     3       10.78     10.46      1.40%     2.20%          35   -19.91%   -20.64%      0.78%
     December 31, 2006 ............    31       13.46     13.18      1.40%     2.20%         423    15.14%    14.21%      2.28%
   Government Long Bond 1.2X Strategy Fund
     December 31, 2010 ............    16       11.89     11.84      1.40%     2.20%         195     8.68%     7.73%      2.04%
     December 31, 2009 ............    14       10.94     10.99      1.40%     2.20%         151   -32.51%   -33.03%      2.10%
     December 31, 2008 ............    94       16.21     16.41      1.40%     2.20%       1,531    42.82%    41.71%      2.63%
     December 31, 2007 ............   113       11.35     11.58      1.40%     2.20%       1,281     8.20%     7.42%      3.51%
     December 31, 2006 ............    58       10.49     10.78      1.40%     2.20%         607    -4.46%    -5.27%      3.68%
   Health Care Fund
     December 31, 2010 ............     5       11.40     10.81      1.40%     2.20%          63     5.26%     4.44%      0.21%
     December 31, 2009 ............    10       10.83     10.35      1.40%     2.20%         111    22.93%    21.91%      0.00%
     December 31, 2008 ............    23        8.81      8.49      1.40%     2.20%         200   -25.90%   -26.49%      0.00%
     December 31, 2007 ............    60       11.89     11.55      1.40%     2.20%         715     4.48%     3.68%      0.00%
     December 31, 2006 ............    72       11.38     11.14      1.40%     2.20%         819     3.74%     2.86%      0.00%
   Internet Fund
     December 31, 2010 ............    13       13.57     12.86      1.40%     2.20%         179    19.14%    18.20%      0.00%
     December 31, 2009 ............    12       11.39     10.88      1.40%     2.20%         137    63.65%    62.15%      0.00%
     December 31, 2008 ............     3        6.96      6.71      1.40%     2.20%          21   -45.67%   -46.06%      0.00%
     December 31, 2007 ............    12       12.81     12.44      1.40%     2.20%         156     8.84%     7.99%      0.00%
     December 31, 2006 ............     3       11.77     11.52      1.40%     2.20%          40     8.18%     7.26%      0.00%
   Inverse Dow 2X Strategy Fund
     December 31, 2010 ............    44        3.60      3.42      1.40%     2.20%         158   -31.17%   -31.74%      0.00%
     December 31, 2009 ............    14        5.23      5.01      1.40%     2.20%          73   -45.41%   -45.84%      0.00%
     December 31, 2008 ............    35        9.58      9.25      1.40%     2.20%         333    58.61%    57.31%      0.74%
     December 31, 2007 ............     3        6.04      5.88      1.40%     2.20%          17   -10.25%   -10.91%      0.83%
     December 31, 2006 ............    40        6.73      6.60      1.40%     2.20%         272   -22.91%   -23.52%      2.45%
   Inverse Government Long Bond Strategy Fund
     December 31, 2010 ............    --        5.66      5.32      1.40%     2.20%           1   -13.98%   -14.61%      0.00%
     December 31, 2009 ............    55        6.58      6.23      1.40%     2.20%         361    17.71%    16.67%      0.00%
     December 31, 2008 ............     5        5.59      5.34      1.40%     2.20%          30   -31.24%   -31.71%      0.03%
     December 31, 2007 ............     8        8.13      7.82      1.40%     2.20%          62    -5.79%    -6.57%      5.46%
     December 31, 2006 ............    12        8.63      8.37      1.40%     2.20%         104     6.54%     5.82%      0.20%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Inverse Mid-Cap Strategy Fund
     December 31, 2010 ............    --    $   4.52    $ 4.30      1.40%     2.20%     $    --   -26.38%   -26.87%      0.00%
     December 31, 2009 ............     2        6.14      5.88      1.40%     2.20%          12   -36.17%   -36.64%      0.00%
     December 31, 2008 ............     6        9.62      9.28      1.40%     2.20%          62    32.51%    31.44%      1.66%
     December 31, 2007 ............    --        7.26      7.06      1.40%     2.20%           2    -3.33%    -4.08%      1.68%
     December 31, 2006 ............     5        7.51      7.36      1.40%     2.20%          39    -5.18%    -6.00%      2.28%
   Inverse NASDAQ-100(R) Strategy Fund
     December 31, 2010 ............     4        4.91      4.66      1.40%     2.20%          19   -22.31%   -22.85%      0.00%
     December 31, 2009 ............     5        6.32      6.04      1.40%     2.20%          34   -40.93%   -41.42%      0.07%
     December 31, 2008 ............    16       10.70     10.31      1.40%     2.20%         175    45.98%    44.80%      0.23%
     December 31, 2007 ............     4        7.33      7.12      1.40%     2.20%          30   -12.53%   -13.28%     10.42%
     December 31, 2006 ............    87        8.38      8.21      1.40%     2.20%         727    -2.78%    -3.53%      6.34%
   Inverse Russell 2000(R) Strategy Fund
     December 31, 2010 ............     5        4.24      4.02      1.40%     2.20%          20   -28.62%   -29.35%      0.00%
     December 31, 2009 ............    60        5.94      5.69      1.40%     2.20%         357   -33.78%   -34.30%      0.00%
     December 31, 2008 ............     9        8.97      8.66      1.40%     2.20%          79    23.05%    21.97%      0.34%
     December 31, 2007 ............   167        7.29      7.10      1.40%     2.20%       1,220     3.85%     3.05%     12.34%
     December 31, 2006 ............    87        7.02      6.89      1.40%     2.20%         613   -13.23%   -13.77%      5.17%
   Inverse S&P 500 Strategy Fund
     December 31, 2010 ............    38        5.06      5.74      1.40%     2.20%         195   -18.12%   -18.70%      0.00%
     December 31, 2009 ............    20        6.18      7.06      1.40%     2.20%         123   -28.55%   -29.19%      0.00%
     December 31, 2008 ............    23        8.65      9.97      1.40%     2.20%         202    37.30%    36.20%      1.21%
     December 31, 2007 ............    --        6.30      7.32      1.40%     2.20%          --    -0.63%    -1.35%      0.00%
     December 31, 2006 ............     2        6.34      7.42      1.40%     2.20%          15    -8.78%    -9.51%      3.02%
   Japan 2X Strategy Fund
     December 31, 2010 ............     3       10.22      9.69      1.40%     2.20%          34    14.06%    13.20%      0.00%
     December 31, 2009 ............    11        8.96      8.56      1.40%     2.20%          96    22.07%    21.07%      0.29%
     December 31, 2008 ............    22        7.34      7.07      1.40%     2.20%         159   -33.93%   -34.48%      0.56%
     December 31, 2007 ............     9       11.11     10.79      1.40%     2.20%         100   -12.52%   -13.19%      2.79%
     December 31, 2006 ............    38       12.70     12.43      1.40%     2.20%         480     3.67%     2.90%      2.20%
   Leisure Fund
     December 31, 2010 ............    19       10.99     10.42      1.40%     2.20%         209    28.54%    27.54%      0.14%
     December 31, 2009 ............    10        8.55      8.17      1.40%     2.20%          85    34.86%    33.72%      0.00%
     December 31, 2008 ............    11        6.34      6.11      1.40%     2.20%          70   -49.80%   -50.16%      0.00%
     December 31, 2007 ............    23       12.63     12.26      1.40%     2.20%         294    -3.88%    -4.74%      0.00%
     December 31, 2006 ............    69       13.14     12.87      1.40%     2.20%         904    21.78%    20.85%      0.00%
   Mid Cap 1.5X Strategy Fund
     December 31, 2010 ............    15       20.29     13.20      1.40%     2.20%         296    35.63%    34.56%      0.00%
     December 31, 2009 ............    13       14.96      9.81      1.40%     2.20%         190    50.35%    49.09%      0.07%
     December 31, 2008 ............    15        9.95      6.58      1.40%     2.20%         145   -55.48%   -55.81%      0.00%
     December 31, 2007 ............    22       22.35     14.89      1.40%     2.20%         489     2.15%     1.29%      1.27%
     December 31, 2006 ............    29       21.88     14.70      1.40%     2.20%         642     8.91%     8.09%      0.27%
   NASDAQ-100(R) Fund
     December 31, 2010 ............    85       17.06     12.61      1.40%     2.20%       1,454    16.85%    15.90%      0.00%
     December 31, 2009 ............    80       14.60     10.88      1.40%     2.20%       1,167    49.90%    48.63%      0.00%
     December 31, 2008 ............   103        9.74      7.32      1.40%     2.20%         999   -42.74%   -43.17%      0.15%
     December 31, 2007 ............   147       17.01     12.88      1.40%     2.20%       2,507    16.19%    15.21%      0.07%
     December 31, 2006 ............   162       14.64     11.18      1.40%     2.20%       2,367     4.27%     3.52%      0.00%
   NASDAQ-100(R) 2X Strategy Fund
     December 31, 2010 ............    20       11.86     11.24      1.40%     2.20%         236    35.08%    33.97%      0.00%
     December 31, 2009 ............    33        8.78      8.39      1.40%     2.20%         293   114.67%   112.94%      0.00%
     December 31, 2008 ............    21        4.09      3.94      1.40%     2.20%          86   -72.99%   -73.20%      0.08%
     December 31, 2007 ............    55       15.14     14.70      1.40%     2.20%         834    26.38%    25.43%      0.28%
     December 31, 2006 ............    36       11.98     11.72      1.40%     2.20%         429     3.45%     2.54%      0.08%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Nova Fund
     December 31, 2010 ............    47    $   9.57    $ 9.60      1.40%      2.20%    $   452    18.29%    17.36%      0.19%
     December 31, 2009 ............    66        8.09      8.18      1.40%      2.20%        533    33.72%    32.58%      0.88%
     December 31, 2008 ............    76        6.05      6.17      1.40%      2.20%        458   -55.12%   -55.45%      0.33%
     December 31, 2007 ............   115       13.48     13.85      1.40%      2.20%      1,546    -0.30%    -1.07%      1.41%
     December 31, 2006 ............   136       13.52     14.00      1.40%      2.20%      1,842    17.57%    16.67%      1.30%
   Precious Metals Fund
     December 31, 2010 ............    68       23.40     22.18      1.40%      2.20%      1,600    36.13%    35.08%      0.00%
     December 31, 2009 ............    76       17.19     16.42      1.40%      2.20%      1,314    47.17%    45.96%      0.00%
     December 31, 2008 ............    74       11.68     11.25      1.40%      2.20%        866   -39.42%   -39.90%      0.00%
     December 31, 2007 ............    47       19.28     18.72      1.40%      2.20%        915    17.92%    16.93%      0.00%
     December 31, 2006 ............    72       16.35     16.01      1.40%      2.20%      1,173    19.69%    18.77%      0.00%
   Real Estate Fund
     December 31, 2010 ............    60       12.71     12.05      1.40%      2.20%        762    23.16%    22.09%      3.48%
     December 31, 2009 ............    19       10.32      9.87      1.40%      2.20%        197    23.44%    22.61%      3.35%
     December 31, 2008 ............    17        8.36      8.05      1.40%      2.20%        138   -42.46%   -42.95%      0.77%
     December 31, 2007 ............    11       14.53     14.11      1.40%      2.20%        164   -20.21%   -20.86%      1.21%
     December 31, 2006 ............    30       18.21     17.83      1.40%      2.20%        545    28.87%    27.91%      2.37%
   Retailing Fund
     December 31, 2010 ............    25       12.04     11.41      1.40%      2.20%        299    23.36%    22.42%      0.00%
     December 31, 2009 ............     1        9.76      9.32      1.40%      2.20%         10    42.27%    41.00%      0.00%
     December 31, 2008 ............     1        6.86      6.61      1.40%      2.20%          7   -33.91%   -34.42%      0.00%
     December 31, 2007 ............     2       10.38     10.08      1.40%      2.20%         23   -13.79%   -14.50%      0.00%
     December 31, 2006 ............     3       12.04     11.79      1.40%      2.20%         32     8.57%     7.67%      0.00%
   Russell 2000(R) 1.5X Strategy Fund
     December 31, 2010 ............    13       18.79     11.61      1.40%      2.20%        242    35.96%    34.84%      0.00%
     December 31, 2009 ............     9       13.82      8.61      1.40%      2.20%        118    31.37%    30.45%      0.00%
     December 31, 2008 ............    12       10.52      6.60      1.40%      2.20%        124   -52.03%   -52.45%      0.19%
     December 31, 2007 ............    16       21.93     13.88      1.40%      2.20%        353    -8.05%    -8.80%      1.52%
     December 31, 2006 ............    34       23.85     15.22      1.40%      2.20%        812    19.19%    18.26%      0.27%
   S&P 500 2X Strategy Fund
     December 31, 2010 ............     9        8.04      7.62      1.40%      2.20%         74    23.69%    22.71%      0.00%
     December 31, 2009 ............    13        6.50      6.21      1.40%      2.20%         83    44.44%    43.09%      0.39%
     December 31, 2008 ............    22        4.50      4.34      1.40%      2.20%         98   -68.44%   -68.66%      0.00%
     December 31, 2007 ............    33       14.26     13.85      1.40%      2.20%        472    -0.77%    -1.56%      1.01%
     December 31, 2006 ............    31       14.37     14.07      1.40%      2.20%        445    21.99%    20.98%      1.91%
   S&P 500 Pure Growth Fund
     December 31, 2010 ............    66       12.02     11.42      1.40%      2.20%        797    23.28%    22.27%      0.00%
     December 31, 2009 ............   102        9.75      9.34      1.40%      2.20%        993    45.09%    44.14%      0.00%
     December 31, 2008 ............   101        6.72      6.48      1.40%      2.20%        682   -40.64%   -41.14%      0.00%
     December 31, 2007 ............    40       11.32     11.01      1.40%      2.20%        455     3.47%     2.61%      0.00%
     December 31, 2006 ............    25       10.94     10.73      1.40%      2.20%        269     3.89%     3.07%      0.00%
   S&P 500 Pure Value Fund
     December 31, 2010 ............    38       11.13     10.57      1.40%      2.20%        425    18.66%    17.71%      0.63%
     December 31, 2009 ............    54        9.38      8.98      1.40%      2.20%        510    49.13%    47.94%      3.32%
     December 31, 2008 ............    34        6.29      6.07      1.40%      2.20%        215   -49.36%   -49.79%      1.53%
     December 31, 2007 ............    34       12.42     12.09      1.40%      2.20%        423    -6.69%    -7.43%      0.99%
     December 31, 2006 ............   118       13.31     13.06      1.40%      2.20%      1,570    16.04%    15.17%      0.64%
   S&P MidCap 400 Pure Growth Fund
     December 31, 2010 ............    87       16.83     15.98      1.40%      2.20%      1,467    30.77%    29.71%      0.00%
     December 31, 2009 ............    24       12.87     12.32      1.40%      2.20%        315    54.69%    53.42%      0.00%
     December 31, 2008 ............     8        8.32      8.03      1.40%      2.20%         64   -37.07%   -37.56%      0.00%
     December 31, 2007 ............     5       13.22     12.86      1.40%      2.20%         70     6.96%     6.02%      0.00%
     December 31, 2006 ............     6       12.36     12.13      1.40%      2.20%         70     1.64%     0.92%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   S&P MidCap 400 Pure Value Fund
     December 31, 2010 ............    26    $  13.20   $ 12.54      1.40%     2.20%     $   342    18.49%    17.53%      0.41%
     December 31, 2009 ............    81       11.14     10.67      1.40%     2.20%         900    53.02%    51.78%      1.81%
     December 31, 2008 ............    30        7.28      7.03      1.40%     2.20%         219   -44.43%   -44.82%      0.00%
     December 31, 2007 ............    45       13.10     12.74      1.40%     2.20%         594    -6.16%    -6.94%      0.94%
     December 31, 2006 ............   137       13.96     13.69      1.40%     2.20%       1,912    15.47%    14.56%      1.04%
   S&P SmallCap 600 Pure Growth Fund
     December 31, 2010 ............    21       13.37     12.70      1.40%     2.20%         282    23.68%    22.71%      0.00%
     December 31, 2009 ............    16       10.81     10.35      1.40%     2.20%         169    32.15%    31.01%      0.00%
     December 31, 2008 ............     8        8.18      7.90      1.40%     2.20%          67   -35.23%   -35.72%      0.00%
     December 31, 2007 ............    36       12.63     12.29      1.40%     2.20%         457    -1.56%    -2.31%      0.00%
     December 31, 2006 ............    48       12.83     12.58      1.40%     2.20%         613     6.30%     5.36%      0.00%
   S&P SmallCap 600 Pure Value Fund
     December 31, 2010 ............    31       11.93     11.33      1.40%     2.20%         364    23.37%    22.35%      0.00%
     December 31, 2009 ............    36        9.67      9.26      1.40%     2.20%         345    60.10%    58.83%      2.12%
     December 31, 2008 ............    23        6.04      5.83      1.40%     2.20%         137   -44.33%   -44.74%      0.49%
     December 31, 2007 ............    20       10.85     10.55      1.40%     2.20%         219   -21.43%   -22.14%      0.17%
     December 31, 2006 ............    52       13.81     13.55      1.40%     2.20%         720    17.53%    16.61%      1.11%
   SGI CLS AdvisorOne Amerigo Fund
     December 31, 2010 ............    22       12.26     11.72      1.40%     2.20%         270    13.52%    12.69%      0.10%
     December 31, 2009 ............    23       10.80     10.40      1.40%     2.20%         252    37.40%    36.30%      0.64%
     December 31, 2008 ............    41        7.86      7.63      1.40%     2.20%         323   -43.86%   -44.35%      0.31%
     December 31, 2007 ............    41       14.00     13.71      1.40%     2.20%         578    12.18%    11.28%      0.49%
     December 31, 2006 ............    13       12.48     12.32      1.40%     2.20%         161    10.74%     9.90%      0.22%
   SGI CLS AdvisorOne Clermont Fund
     December 31, 2010 ............     3       10.75     10.27      1.40%     2.20%          30     9.47%     8.56%      1.97%
     December 31, 2009 ............     3        9.82      9.46      1.40%     2.20%          27    20.94%    19.90%      1.87%
     December 31, 2008 ............     7        8.12      7.89      1.40%     2.20%          61   -31.07%   -31.57%      1.09%
     December 31, 2007 ............     8       11.78     11.53      1.40%     2.20%          90     4.71%     3.87%      2.21%
     December 31, 2006 ............     4       11.25     11.10      1.40%     2.20%          46     6.84%     6.02%      5.26%
   SGI U.S. Long Short Momentum Fund
     December 31, 2010 ............    16       16.36     12.62      1.40%     2.20%         267     9.65%     8.79%      0.00%
     December 31, 2009 ............    19       14.92     11.60      1.40%     2.20%         278    25.48%    24.46%      0.10%
     December 31, 2008 ............    19       11.89      9.32      1.40%     2.20%         230   -41.54%   -42.00%      0.00%
     December 31, 2007 ............    30       20.34     16.07      1.40%     2.20%         610    21.00%    20.01%      0.00%
     December 31, 2006 ............    17       16.81     13.39      1.40%     2.20%         288     9.87%     9.04%      0.00%
   Technology Fund
     December 31, 2010 ............    18       11.03     10.46      1.40%     2.20%         196    10.41%     9.64%      0.00%
     December 31, 2009 ............    34        9.99      9.54      1.40%     2.20%         336    53.46%    52.15%      0.00%
     December 31, 2008 ............     9        6.51      6.27      1.40%     2.20%          59   -46.15%   -46.59%      0.00%
     December 31, 2007 ............    20       12.09     11.74      1.40%     2.20%         244     8.82%     8.00%      0.00%
     December 31, 2006 ............    12       11.11     10.87      1.40%     2.20%         137     4.42%     3.52%      0.00%
   Telecommunications Fund
     December 31, 2010 ............    12       10.59     10.04      1.40%     2.20%         131    12.90%    12.05%      0.70%
     December 31, 2009 ............    36        9.38      8.96      1.40%     2.20%         337    26.93%    25.84%      6.07%
     December 31, 2008 ............    12        7.39      7.12      1.40%     2.20%          88   -46.10%   -46.55%      0.06%
     December 31, 2007 ............    60       13.71     13.32      1.40%     2.20%         827     7.70%     6.90%      0.16%
     December 31, 2006 ............    60       12.73     12.46      1.40%     2.20%         763    17.87%    16.89%      3.69%
   Transportation Fund
     December 31, 2010 ............     8       13.37     12.67      1.40%     2.20%         106    22.44%    21.36%      0.00%
     December 31, 2009 ............    14       10.92     10.44      1.40%     2.20%         149    15.68%    14.85%      0.86%
     December 31, 2008 ............    14        9.44      9.09      1.40%     2.20%         130   -26.25%   -26.87%      0.00%
     December 31, 2007 ............    21       12.80     12.43      1.40%     2.20%         272   -10.05%   -10.77%      0.00%
     December 31, 2006 ............    60       14.23     13.93      1.40%     2.20%         859     5.88%     5.05%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   U.S. Government Money Market Fund
     December 31, 2010 ............   170    $   9.93  $   9.55      1.40%     2.20%     $ 1,687    -1.39%    -2.15%      0.01%
     December 31, 2009 ............   234       10.07      9.76      1.40%     2.20%       2,358    -1.27%    -2.20%      0.05%
     December 31, 2008 ............   312       10.20      9.98      1.40%     2.20%       3,185    -0.29%    -0.99%      1.14%
     December 31, 2007 ............   376       10.23     10.08      1.40%     2.20%       3,841     2.40%     1.61%      3.84%
     December 31, 2006 ............   578        9.99      9.92      1.40%     2.20%       5,769     2.46%     1.54%      3.73%
   Utilities Fund
     December 31, 2010 ............    21       13.70     12.99      1.40%     2.20%         284     5.38%     4.51%      2.75%
     December 31, 2009 ............    23       13.00     12.43      1.40%     2.20%         295    12.17%    11.38%      5.32%
     December 31, 2008 ............    37       11.59     11.16      1.40%     2.20%         428   -30.56%   -31.11%      0.29%
     December 31, 2007 ............    53       16.69     16.20      1.40%     2.20%         892    11.34%    10.35%      1.48%
     December 31, 2006 ............    78       14.99     14.68      1.40%     2.20%       1,174    19.25%    18.39%      2.33%
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2010 ............   143        9.06     16.97      1.40%     2.20%       1,299    13.25%    12.31%      0.00%
     December 31, 2009 ............   243        8.00     15.11      1.40%     2.20%       1,945    57.17%    55.93%      0.00%
     December 31, 2008 ............   211        5.09      9.69      1.40%     2.20%       1,072   -37.32%   -37.80%      0.00%
     December 31, 2007 ............   272        8.12     15.58      1.40%     2.20%       2,210    13.57%    12.65%      0.00%
     December 31, 2006 ............   371        7.15     13.83      1.40%     2.20%       2,651    20.37%    19.33%      0.00%
   Global Technology Portfolio
     December 31, 2010 ............    68        7.14     14.54      1.40%     2.20%         484    13.33%    12.63%      0.00%
     December 31, 2009 ............   108        6.30     12.91      1.40%     2.20%         685    59.90%    58.60%      0.00%
     December 31, 2008 ............   117        3.94      8.14      1.40%     2.20%         467   -41.19%   -41.69%      0.00%
     December 31, 2007 ............   184        6.70     13.96      1.40%     2.20%       1,263    13.75%    12.76%      0.00%
     December 31, 2006 ............   201        5.89     12.38      1.40%     2.20%       1,181    15.94%    15.16%      0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2010 ............    73       17.63     12.42      1.40%     2.20%       1,282    12.51%    11.59%      3.77%
     December 31, 2009 ............    86       15.67     11.13      1.40%     2.20%       1,343    43.24%    42.15%      0.00%
     December 31, 2008 ............   102       10.94      7.83      1.40%     2.20%       1,118   -44.41%   -44.90%      0.73%
     December 31, 2007 ............   204       19.68     14.21      1.40%     2.20%       4,021    -6.15%    -6.88%      2.13%
     December 31, 2006 ............   221       20.97     15.26      1.40%     2.20%       4,642    14.15%    13.29%      1.25%
VAN ECK VIP INSURANCE TRUST:
   Emerging Markets Fund
     December 31, 2010 ............   188       29.60     27.52      1.40%     2.20%       5,555    25.11%    24.13%      0.66%
     December 31, 2009 ............   254       23.66     22.17      1.40%     2.20%       6,000   110.12%   108.56%      0.15%
     December 31, 2008 ............   269       11.26     10.63      1.40%     2.20%       3,023   -65.26%   -65.57%      0.00%
     December 31, 2007 ............   317       32.41     30.87      1.40%     2.20%      10,283    35.66%    34.63%      0.50%
     December 31, 2006 ............   472       23.89     22.93      1.40%     2.20%      11,269    37.54%    36.49%      0.60%
   Global Bond Fund
     December 31, 2010 ............    74       17.19     12.73      1.40%     2.20%       1,263     4.69%     3.92%      3.66%
     December 31, 2009 ............    88       16.42     12.25      1.40%     2.20%       1,449     4.52%     3.64%      4.42%
     December 31, 2008 ............   152       15.71     11.82      1.40%     2.20%       2,389     2.15%     1.37%     10.25%
     December 31, 2007 ............   272       15.38     11.66      1.40%     2.20%       4,171     8.23%     7.27%      4.68%
     December 31, 2006 ............   180       14.21     10.87      1.40%     2.20%       2,549     4.95%     4.22%      9.04%
   Global Hard Assets Fund
     December 31, 2010 ............    57       37.89     33.71      1.40%     2.20%       2,162    27.45%    26.44%      0.38%
     December 31, 2009 ............    69       29.73     26.66      1.40%     2.20%       2,056    55.33%    54.10%      0.25%
     December 31, 2008 ............    95       19.14     17.30      1.40%     2.20%       1,813   -46.88%   -47.30%      0.33%
     December 31, 2007 ............   152       36.03     32.83      1.40%     2.20%       5,452    43.32%    42.18%      0.10%
     December 31, 2006 ............   126       25.14     23.09      1.40%     2.20%       3,155    22.81%    21.78%      0.08%
   Multi-Manager Alternatives Fund
     December 31, 2010 ............    29       10.56     10.00      1.40%     2.20%         310     3.53%     2.67%      0.00%
     December 31, 2009 ............    40       10.20      9.74      1.40%     2.20%         408    12.33%    11.44%      0.15%
     December 31, 2008 ............    53        9.08      8.74      1.40%     2.20%         477   -14.34%   -15.06%      0.11%
     December 31, 2007 ............    89       10.60     10.29      1.40%     2.20%         944     2.61%     1.78%      0.62%
     December 31, 2006 ............    81       10.33     10.11      1.40%     2.20%         835     7.16%     6.31%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET     CONTRACT  ALL RIDERS  INVESTMENT
                                     UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000s)       UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
     December 31, 2010 ............   354    $  15.71  $  15.01      1.40%     2.20%     $ 5,562    33.70%    32.60%      0.00%
     December 31, 2009 ............   319       11.75     11.32      1.40%     2.20%       3,755    38.24%    37.21%      0.00%
     December 31, 2008 ............   378        8.50      8.25      1.40%     2.20%       3,212   -45.09%   -45.54%      0.00%
     December 31, 2007 ............   499       15.48     15.15      1.40%     2.20%       7,720    20.56%    19.67%      0.00%
     December 31, 2006 ............   600       12.84     12.66      1.40%     2.20%       7,697    13.03%    12.13%      0.00%
   Opportunity Fund
     December 31, 2010 ............   193       21.35     14.72      1.40%     2.20%       4,125    22.00%    21.05%      0.76%
     December 31, 2009 ............   200       17.50     12.16      1.40%     2.20%       3,506    45.71%    44.42%      0.00%
     December 31, 2008 ............   243       12.01      8.42      1.40%     2.20%       2,918   -40.95%   -41.36%      1.88%
     December 31, 2007 ............   316       20.34     14.36      1.40%     2.20%       6,433     5.17%     4.28%      0.59%
     December 31, 2006 ............   461       19.34     13.77      1.40%     2.20%       8,908    10.64%     9.81%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2010 was as follows:

                                                               NUMBER                                       NUMBER
                                                              OF UNITS                                     OF UNITS
                                                             BEGINNING        UNITS          UNITS            END
FUND DESCRIPTION                                   NOTES*     OF YEAR       PURCHASED      REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation ........................               436,386.2      33,045.9      (109,388.5)     360,043.6
   Large Cap Growth ............................               441,885.7      17,235.5       (84,679.1)     374,442.1
   Mid Cap Growth ..............................               296,591.8      30,283.3       (67,928.0)     258,947.1
   Small Cap Growth ............................               160,100.7       3,009.2       (23,622.3)     139,487.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...........................                27,028.6       1,994.8        (7,011.6)      22,011.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................                48,975.3      12,262.5       (14,186.3)      47,051.5
   Income & Growth .............................               211,719.7       9,542.6       (31,881.5)     189,380.8
   Inflation Protection ........................                 9,048.0      54,073.7       (16,913.6)      46,208.1
   International ...............................               125,586.2      27,028.8       (32,735.8)     119,879.2
   Value .......................................               306,808.6      18,719.9       (68,232.6)     257,295.9
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................                 6,779.5      34,850.4       (40,641.0)         988.9
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .......................                15,664.9      22,673.5       (22,737.9)      15,600.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......               190,013.1       1,906.5       (25,019.5)     166,900.1
DREYFUS STOCK INDEX FUND: ......................               732,804.3      38,430.2      (107,054.4)     664,180.1
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................               153,211.3      10,671.4       (39,453.4)     124,429.3
FEDERATED INSURANCE SERIES:
   Capital Income II ...........................               154,710.2      19,546.7       (70,654.7)     103,602.2
   High Income Bond II .........................               206,653.7      27,740.6      (108,029.4)     126,364.9
   International Equity II .....................        a       97,486.5           0.9       (97,487.4)            --
INVESCO VARIABLE INSURANCE FUNDS: ..............        b
   Basic Value .................................                27,503.5      30,552.2       (10,327.6)      47,728.1
   Core Equity .................................               124,825.7      15,375.8       (51,942.9)      88,258.6
   Financial Services ..........................                30,976.4      18,363.5       (24,703.4)      24,636.5
   Global Health Care ..........................                84,678.9         364.8       (19,319.5)      65,724.2
   Global Real Estate ..........................                59,297.2       2,868.1        (9,051.2)      53,114.1
   High Yield ..................................               158,286.3      57,934.7      (110,824.2)     105,396.8
   Mid Cap Core Equity .........................                31,727.0       5,823.0       (11,153.3)      26,396.7
   Technology ..................................                44,701.1       5,017.1       (29,684.3)      20,033.9
JANUS ASPEN SERIES:
   Enterprise ..................................               517,790.1      15,968.2       (85,158.9)     448,599.4
   Growth and Income ...........................        c      172,130.0          30.5      (172,160.5)            --
   Janus .......................................               713,931.0       6,938.3       (98,535.8)     622,333.5
   Overseas ....................................                92,088.4      28,703.5       (33,299.6)      87,492.3
   Worldwide ...................................               508,686.8      24,122.9       (70,973.3)     461,836.4
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity .....................                78,913.4      66,299.5       (65,238.2)      79,974.7
   International Equity ........................                24,582.0      22,302.3        (8,773.0)      38,111.3
   US Small-Mid Cap Equity .....................               114,111.2       8,551.2       (26,689.6)      95,972.8
   US Strategic Equity .........................                44,678.2       5,368.8        (4,218.1)      45,828.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I .............                 4,706.7      10,383.8        (7,315.2)       7,775.3
   ClearBridge Equity Income Builder I .........                 3,150.8         277.4          (614.1)       2,814.1
   ClearBridge Fundamental All Cap Value I .....        d        8,678.3       1,262.4          (453.1)       9,487.6
   ClearBridge Large Cap Growth I ..............                20,843.2       4,799.3       (12,775.2)      12,867.3
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ........                12,235.8      50,618.7       (30,884.7)      31,969.8
   Western Asset Strategic Bond ................                34,540.8      40,934.4       (16,246.1)      59,229.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=====================================================================================================================

                                                               NUMBER                                       NUMBER
                                                              OF UNITS                                     OF UNITS
                                                             BEGINNING        UNITS          UNITS            END
FUND DESCRIPTION                                   NOTES*     OF YEAR       PURCHASED      REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
   Capital Structure ...........................        e       32,444.4         519.4       (14,890.4)      18,073.4
   Growth and Income ...........................               354,426.1       9,860.2       (64,814.0)     299,472.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ..............................                29,799.7      12,763.3       (15,032.5)      27,530.5
   Partners ....................................               171,929.9      20,305.9       (37,844.6)     154,391.2
   Regency .....................................                57,623.1      12,057.9       (14,823.4)      54,857.6
   Short Duration Bond .........................               185,974.1      87,279.4       (89,281.8)     183,971.7
   Small-Cap Growth ............................                 8,759.5       2,186.6        (3,336.4)       7,609.7
   Socially Responsive .........................                 4,320.1       5,055.2        (4,587.7)       4,787.6
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................               726,382.5      15,748.0      (203,803.6)     538,326.9
   JNF Equity ..................................               602,088.5      23,012.6      (122,955.6)     502,145.5
   JNF Loomis Sayles Bond ......................        f       11,260.1           0.0       (11,260.1)            --
   JNF Money Market ............................             1,673,464.7     582,520.0      (741,932.0)   1,514,052.7
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................                85,165.5       8,717.8       (55,031.0)      38,852.3
   CommodityRealReturn Strategy ................                21,773.3       1,512.7        (7,110.6)      16,175.4
   Emerging Markets Bond .......................                 8,719.1      27,526.1       (22,537.9)      13,707.3
   Foreign Bond US Dollar-Hedged ...............                 3,295.4       9,193.5        (6,672.7)       5,816.2
   Global Bond Unhedged ........................                39,157.5       4,296.1        (8,315.7)      35,137.9
   High Yield ..................................                 8,158.5      51,143.6       (31,155.0)      28,147.1
   Real Return .................................               186,156.7      84,617.7       (77,837.9)     192,936.5
   Short-Term ..................................                51,082.1     114,428.8       (98,613.5)      66,897.4
   Total Return ................................               450,098.9     124,936.2      (220,702.8)     354,332.3
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ...............................               101,130.8       8,651.8       (25,653.8)      84,128.8
   Fund ........................................                33,609.3         570.5       (12,808.3)      21,371.5
   High Yield ..................................                41,127.8      58,188.2       (17,535.6)      81,780.4
   Mid Cap Value ...............................                 7,270.3       1,636.3        (2,359.7)       6,546.9
ROYCE CAPITAL FUND:
   Micro-Cap ...................................                42,461.5      23,501.4       (19,231.3)      46,731.6
   Small-Cap ...................................                87,630.7      14,690.5       (31,477.7)      70,843.5
RYDEX VARIABLE TRUST:
   Banking .....................................                18,222.0     140,392.9      (140,426.4)      18,188.5
   Basic Materials .............................                51,549.4      39,581.9       (60,685.8)      30,445.5
   Biotechnology ...............................                 7,004.0      93,701.9       (46,541.0)      54,164.9
   Consumer Products ...........................                 8,996.0      13,683.2       (13,633.0)       9,046.2
   Dow 2X Strategy .............................                17,213.6     104,355.2      (102,286.9)      19,281.9
   Electronics .................................                23,902.7      51,161.5       (67,112.2)       7,952.0
   Energy ......................................                62,192.0      58,388.2       (74,696.0)      45,884.2
   Energy Services .............................                69,747.9      30,863.9       (46,598.0)      54,013.8
   Europe 1.25X Strategy .......................                16,647.2      40,188.4       (38,285.5)      18,550.1
   Financial Services ..........................                13,380.9      36,047.7       (43,970.4)       5,458.2
   Government Long Bond 1.2X Strategy ..........                13,815.5      56,825.1       (54,236.0)      16,404.6
   Health Care .................................                10,243.3       5,210.9        (9,960.0)       5,494.2
   Internet ....................................                12,047.1       9,792.3        (8,648.6)      13,190.8
   Inverse Dow 2X Strategy .....................                14,011.9     246,731.5      (216,856.6)      43,886.8
   Inverse Government Long Bond Strategy .......                54,892.2      17,083.8       (71,838.6)         137.4
   Inverse Mid-Cap Strategy ....................                 1,982.1      23,773.5       (25,755.6)            --
   Inverse NASDAQ-100(R) Strategy ..............                 5,435.2      58,890.9       (60,377.0)       3,949.1
   Inverse Russell 2000(R) Strategy ............                60,173.6     144,717.8      (200,093.9)       4,797.5
   Inverse S&P 500 Strategy ....................                19,931.2     116,689.5       (98,174.9)      38,445.8
   Japan 2X Strategy ...........................                10,730.3      38,290.9       (45,688.9)       3,332.3
   Leisure .....................................                 9,945.0      24,689.1       (15,586.3)      19,047.8
   Mid Cap 1.5X Strategy .......................                12,696.7      35,808.4       (33,937.3)      14,567.8
   NASDAQ-100(R) ...............................                79,888.4      95,277.5       (89,944.6)      85,221.3
   NASDAQ-100(R) 2X Strategy ...................                33,409.8      55,586.1       (69,106.6)      19,889.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=====================================================================================================================

                                                               NUMBER                                       NUMBER
                                                              OF UNITS                                     OF UNITS
                                                             BEGINNING        UNITS          UNITS            END
FUND DESCRIPTION                                   NOTES*     OF YEAR       PURCHASED      REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Nova ........................................                65,869.3      21,833.0       (40,435.5)      47,266.8
   Precious Metals .............................                76,481.3      58,807.7       (66,879.8)      68,409.2
   Real Estate .................................                19,125.2      77,480.3       (36,679.4)      59,926.1
   Retailing ...................................                   979.6      39,290.7       (15,418.6)      24,851.7
   Russell 2000(R) 1.5X Strategy ...............                 8,567.6      57,444.9       (53,140.3)      12,872.2
   S&P 500 2X Strategy .........................                12,719.1      54,910.6       (58,404.0)       9,225.7
   S&P 500 Pure Growth .........................               101,797.2     103,471.7      (139,015.5)      66,253.4
   S&P 500 Pure Value ..........................                54,342.7     129,319.3      (145,489.7)      38,172.3
   S&P MidCap 400 Pure Growth ..................                24,480.3     102,622.1       (39,955.1)      87,147.3
   S&P MidCap 400 Pure Value ...................                80,785.8      61,029.8      (115,876.7)      25,938.9
   S&P SmallCap 600 Pure Growth ................                15,616.3      45,219.8       (39,728.4)      21,107.7
   S&P SmallCap 600 Pure Value .................                35,717.8     150,313.5      (155,475.3)      30,556.0
   SGI CLS AdvisorOne Amerigo ..................        g       23,372.4           0.8        (1,373.6)      21,999.6
   SGI CLS AdvisorOne Clermont .................        g        2,776.7         409.7          (373.4)       2,813.0
   SGI U.S. Long Short Momentum ................        h       18,630.2         241.8        (2,564.6)      16,307.4
   Technology ..................................                33,648.7      23,825.6       (39,718.5)      17,755.8
   Telecommunications ..........................                35,895.0      29,098.5       (52,638.9)      12,354.6
   Transportation ..............................                13,667.5      23,957.9       (29,699.1)       7,926.3
   U.S. Government Money Market ................               234,298.4     442,979.1      (507,292.5)     169,985.0
   Utilities ...................................                22,680.5      16,908.7       (18,838.2)      20,751.0
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ..............               243,030.5       4,370.7      (104,026.3)     143,374.9
   Global Technology ...........................               107,910.9       1,415.3       (41,569.2)      67,757.0
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................                85,608.0       2,760.0       (15,678.3)      72,689.7
VAN ECK VIP TRUST: .............................        i
   Emerging Markets ............................               253,578.6      57,198.7      (123,078.2)     187,699.1
   Global Bond .................................        j       88,332.3      12,733.0       (27,507.4)      73,557.9
   Global Hard Assets ..........................        k       69,204.8      19,956.1       (32,100.6)      57,060.3
   Multi-Manager Alternatives ..................                40,114.7      23,242.3       (33,893.1)      29,463.9
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................               319,444.6      90,819.9       (56,196.7)     354,067.8
   Opportunity .................................               200,376.2      29,252.4       (36,442.5)     193,186.1
---------------------------------------------------------------------------------------------------------------------
                    TOTAL ......................            14,476,937.4   5,309,442.5    (7,493,533.9)  12,292,846.0
=====================================================================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

(7)   UNIT PROGRESSION

================================================================================

      The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                               NUMBER                                       NUMBER
                                                              OF UNITS                                     OF UNITS
                                                             BEGINNING        UNITS          UNITS            END
FUND DESCRIPTION                                   NOTES*     OF YEAR       PURCHASED      REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: ..............        y
   Basic Value .................................                21,150.6      19,900.9       (13,548.0)      27,503.5
   Core Equity .................................               154,706.9      71,586.1      (101,467.3)     124,825.7
   Financial Services ..........................                52,957.9      73,934.7       (95,916.2)      30,976.4
   Global Health Care ..........................               159,711.3      26,392.5      (101,424.9)      84,678.9
   Global Real Estate ..........................                79,856.0       4,965.1       (25,523.9)      59,297.2
   High Yield ..................................               191,934.7      52,714.2       (86,362.6)     158,286.3
   Mid Cap Core Equity .........................                28,642.7      23,290.6       (20,206.3)      31,727.0
   Technology ..................................                24,926.3      56,793.5       (37,018.7)      44,701.1
THE ALGER PORTFOLIOS: ..........................        a
   Capital Appreciation ........................               465,500.5      68,786.8       (97,901.1)     436,386.2
   LargeCap Growth .............................               519,620.0      27,414.5      (105,148.8)     441,885.7
   MidCap Growth ...............................               338,551.4      38,115.2       (80,074.8)     296,591.8
   SmallCap Growth .............................               203,104.3       1,461.3       (44,464.9)     160,100.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...........................                51,774.4      18,329.7       (43,075.5)      27,028.6
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................                45,457.0      16,177.9       (12,659.6)      48,975.3
   Income & Growth .............................               247,694.7      17,068.5       (53,043.5)     211,719.7
   Inflation Protection ........................                33,196.9      10,388.7       (34,537.6)       9,048.0
   International ...............................               160,581.6      20,615.0       (55,610.4)     125,586.2
   Value .......................................               375,294.6      37,951.6      (106,437.6)     306,808.6
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................                      --       7,682.1          (902.6)       6,779.5
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .......................                16,347.9       6,479.5        (7,162.5)      15,664.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......               212,678.5      35,013.6       (57,679.0)     190,013.1
DREYFUS STOCK INDEX FUND: ......................               938,988.0      33,318.6      (239,502.3)     732,804.3
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................               213,084.0      10,522.9       (70,395.6)     153,211.3
FEDERATED INSURANCE SERIES:
   Capital Income II ...........................               122,631.2      76,577.7       (44,498.7)     154,710.2
   High Income Bond II .........................               211,784.1     169,949.1      (175,079.5)     206,653.7
   International Equity II .....................               128,653.7      15,725.4       (46,892.6)      97,486.5
JANUS ASPEN SERIES:
   Enterprise ..................................        b      610,531.7      14,084.3      (106,825.9)     517,790.1
   Growth and Income ...........................               194,101.6      32,932.6       (54,904.2)     172,130.0
   Janus .......................................        c      841,179.2      32,903.1      (160,151.3)     713,931.0
   Overseas ....................................        d       97,752.2      24,767.9       (30,431.7)      92,088.4
   Worldwide ...................................        e      570,723.4      43,152.0      (105,188.6)     508,686.8
LAZARD RETIREMENT SERIES:
   Emerging Markets ............................                76,007.7      52,695.8       (49,790.1)      78,913.4
   International Equity ........................                25,600.6      41,227.0       (42,245.6)      24,582.0
   US Small-Mid Cap Equity .....................        f      150,095.1      23,984.5       (59,968.4)     114,111.2
   US Strategic Equity .........................                46,644.8      10,355.5       (12,322.1)      44,678.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I .............        g        3,572.1       1,143.5            (8.9)       4,706.7
   ClearBridge Equity Income Builder I .........        h        2,860.9         490.8          (200.9)       3,150.8
   ClearBridge Fundamental All Cap Value I .....        i       12,460.4         562.6        (4,344.7)       8,678.3
   ClearBridge Large Cap Growth I ..............        j        9,881.7      58,537.9       (47,576.4)      20,843.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ........        k        8,669.0       9,737.6        (6,170.8)      12,235.8
   Western Asset Strategic Bond ................        l       47,264.8      17,267.6       (29,991.6)      34,540.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=====================================================================================================================

                                                               NUMBER                                       NUMBER
                                                              OF UNITS                                     OF UNITS
                                                             BEGINNING        UNITS          UNITS            END
FUND DESCRIPTION                                   NOTES*     OF YEAR       PURCHASED      REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
   Capital Structure ...........................        z       61,672.7      12,137.8       (41,366.1)      32,444.4
   Growth and Income ...........................               443,779.3      18,504.0      (107,857.2)     354,426.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ..............................                70,346.0      29,850.1       (70,396.4)      29,799.7
   Partners ....................................               221,763.5      36,949.9       (86,783.5)     171,929.9
   Regency .....................................                66,056.1      19,179.8       (27,612.8)      57,623.1
   Short Duration Bond .........................               198,227.8      37,712.0       (49,965.7)     185,974.1
   Small-Cap Growth ............................                 7,966.4       4,346.1        (3,553.0)       8,759.5
   Socially Responsive .........................                 2,810.3       3,207.9        (1,698.1)       4,320.1
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................               881,232.9      24,513.6      (179,364.0)     726,382.5
   JNF Equity ..................................               732,246.6      12,749.1      (142,907.2)     602,088.5
   JNF Loomis Sayles Bond ......................                 3,543.0      20,309.0       (12,591.9)      11,260.1
   JNF Money Market ............................             2,400,703.8     580,307.0    (1,307,546.1)   1,673,464.7
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................                21,331.6      89,413.6       (25,579.7)      85,165.5
   CommodityRealReturn Strategy ................                12,722.0      14,434.7        (5,383.4)      21,773.3
   Emerging Markets Bond .......................                 3,293.3      13,160.7        (7,734.9)       8,719.1
   Foreign Bond US Dollar-Hedged ...............                   514.4      13,880.7       (11,099.7)       3,295.4
   Global Bond Unhedged ........................                48,945.9      24,104.0       (33,892.4)      39,157.5
   High Yield ..................................                11,137.8       9,120.4       (12,099.7)       8,158.5
   Real Return .................................               199,624.8     128,176.0      (141,644.1)     186,156.7
   RealEstateRealReturn Strategy ...............        m       17,790.8       2,489.1       (20,279.9)            --
   Short-Term ..................................                72,533.0     148,745.2      (170,196.1)      51,082.1
   StocksPLUS(R) Total Return ..................        m          865.4           0.0          (865.4)            --
   Total Return ................................               355,161.1     289,866.3      (194,928.5)     450,098.9
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ...............................               129,171.5      20,454.4       (48,495.1)     101,130.8
   Fund ........................................                60,529.0       9,030.4       (35,950.1)      33,609.3
   High Yield ..................................                57,561.5       8,816.9       (25,250.6)      41,127.8
   International Value .........................        n       60,699.4          86.4       (60,785.8)            --
   Mid Cap Value ...............................                 6,632.2      36,795.3       (36,157.2)       7,270.3
ROYCE CAPITAL FUND:
   Micro-Cap ...................................                46,957.5      15,483.6       (19,979.6)      42,461.5
   Small-Cap ...................................               101,323.2      34,580.9       (48,273.4)      87,630.7
RYDEX VARIABLE TRUST:
   SGI AdvisorOne Amerigo ......................       aa       41,056.1       2,974.3       (20,658.0)      23,372.4
   SGI AdvisorOne Clermont .....................       ab        7,537.9       8,646.5       (13,407.7)       2,776.7
   SGI U.S. Long Short Momentum ................        o       19,379.2       1,533.1        (2,282.1)      18,630.2
   Banking .....................................                66,361.9      94,453.2      (142,593.1)      18,222.0
   Basic Materials .............................               114,209.5      71,064.6      (133,724.7)      51,549.4
   Biotechnology ...............................                16,753.8      37,540.1       (47,289.9)       7,004.0
   Consumer Products ...........................                22,535.6      10,752.6       (24,292.2)       8,996.0
   Dow 2X Strategy .............................                26,929.7     153,126.1      (162,842.2)      17,213.6
   Electronics .................................                   296.1      95,685.8       (72,079.2)      23,902.7
   Energy ......................................                64,829.7     117,299.6      (119,937.3)      62,192.0
   Energy Services .............................               106,120.6      81,138.0      (117,510.7)      69,747.9
   Europe 1.25X Strategy .......................                30,076.2      48,241.6       (61,670.6)      16,647.2
   Financial Services ..........................                12,488.4      55,407.4       (54,514.9)      13,380.9
   Government Long Bond 1.2X Strategy ..........                94,422.3      41,008.0      (121,614.8)      13,815.5
   Health Care .................................                22,747.2      43,129.8       (55,633.7)      10,243.3
   Internet ....................................                 3,071.3      30,067.2       (21,091.4)      12,047.1
   Inverse Dow 2X Strategy .....................                34,701.3     114,130.9      (134,820.3)      14,011.9
   Inverse Government Long Bond Strategy .......                 5,298.0     137,370.2       (87,776.0)      54,892.2
   Inverse Mid-Cap Strategy ....................                 6,469.8       9,380.1       (13,867.8)       1,982.1
   Inverse NASDAQ-100(R) Strategy ..............                16,325.4      48,266.3       (59,156.5)       5,435.2
   Inverse Russell 2000 (R)Strategy ............                 8,754.0     164,792.9      (113,373.3)      60,173.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=====================================================================================================================

                                                               NUMBER                                       NUMBER
                                                              OF UNITS                                     OF UNITS
                                                             BEGINNING        UNITS          UNITS            END
FUND DESCRIPTION                                   NOTES*     OF YEAR       PURCHASED      REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Inverse S&P 500 Strategy ....................                23,334.3     155,692.5      (159,095.6)      19,931.2
   Japan 2X Strategy ...........................        p       21,598.3      41,044.0       (51,912.0)      10,730.3
   Leisure .....................................                11,098.8       7,713.4        (8,867.2)       9,945.0
   Mid Cap 1.5X Strategy .......................                14,578.2      39,864.7       (41,746.2)      12,696.7
   NASDAQ-100(R) ...............................               102,570.8     120,675.9      (143,358.3)      79,888.4
   NASDAQ-100(R) 2X Strategy ...................                21,050.9     108,773.6       (96,414.7)      33,409.8
   Nova ........................................                75,658.2      51,177.5       (60,966.4)      65,869.3
   Precious Metals .............................                74,203.5     113,676.4      (111,398.6)      76,481.3
   Real Estate .................................                16,511.8      39,329.1       (36,715.7)      19,125.2
   Retailing ...................................                   979.6       7,885.3        (7,885.3)         979.6
   Russell 2000(R) 1.5X Strategy ...............                12,012.5      23,532.3       (26,977.2)       8,567.6
   S&P 500 2X Strategy .........................                21,790.4     224,788.0      (233,859.3)      12,719.1
   S&P 500 Pure Growth .........................        q      101,473.0     152,269.5      (151,945.3)     101,797.2
   S&P 500 Pure Value ..........................        r       34,150.7     146,371.6      (126,179.6)      54,342.7
   S&P MidCap 400 Pure Growth ..................        s        7,728.7      42,581.3       (25,829.7)      24,480.3
   S&P MidCap 400 Pure Value ...................        t       30,030.9     125,064.2       (74,309.3)      80,785.8
   S&P SmallCap 600 Pure Growth ................        u        8,245.3      24,695.7       (17,324.7)      15,616.3
   S&P SmallCap 600 Pure Value .................        v       22,709.0     196,376.0      (183,367.2)      35,717.8
   Technology ..................................                 9,108.7      41,593.8       (17,053.8)      33,648.7
   Telecommunications ..........................                11,937.1      48,824.0       (24,866.1)      35,895.0
   Transportation ..............................                13,750.4      30,476.0       (30,558.9)      13,667.5
   U.S. Government Money Market ................               312,200.5     621,727.5      (699,629.6)     234,298.4
   Utilities ...................................                36,918.6      40,092.6       (54,330.7)      22,680.5
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ..............               210,556.9     164,058.6      (131,585.0)     243,030.5
   Global Technology ...........................               117,392.8      39,215.5       (48,697.4)     107,910.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................               102,102.7       6,801.9       (23,296.6)      85,608.0
VAN ECK VIP TRUST: .............................       ac
   Global Bond .................................       ad      152,084.5      21,964.7       (85,716.9)      88,332.3
   Emerging Markets ............................               268,587.6     143,824.1      (158,833.1)     253,578.6
   Global Hard Assets ..........................       ae       94,847.6      43,207.7       (68,850.5)      69,204.8
   Multi-Manager Alternatives ..................        w       52,542.7      65,928.9       (78,356.9)      40,114.7
   Real Estate .................................        x       78,719.7       9,221.8       (87,941.5)            --
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................               378,078.8      20,941.3       (79,575.5)     319,444.6
   Opportunity .................................               242,946.0      13,623.4       (56,193.2)     200,376.2
---------------------------------------------------------------------------------------------------------------------
                    TOTAL ......................            17,395,180.7   7,262,424.4   (10,180,667.7)  14,476,937.4
=====================================================================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
b) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
c)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
d) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change May 3, 2010.
e) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
f)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
g)    Rydex|SGI was formerly Rydex prior to its brand name change May 3, 2010.
h) Rydex|SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
i) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
j) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
k) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.

      FOR THE PERIOD ENDING DECEMBER 31, 2009:
a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.
b) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.
c) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.
d) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.
e) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.
f) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.
g) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.
h) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.
i) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change on May 3, 2010. Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.
j) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.
k) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.
l) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.
m)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)
n)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund).
o) Rydex|SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
      Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.
p) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.
q) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.
r) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.
s) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.
t) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.
u) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.
v) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.
w) Van Eck VIP Multi-Manager Alternatives was formerly Van Eck Worldwide Multi-Manager Alternatives prior to its name change effective May 3, 2010. Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1, 2009.
x)    For the period January 1, 2009 through December 8, 2009 (liquidation of fund).
y) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
z) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
aa) Rydex|SGI CLS AdvisorOne Amerigo was formerly Rydex Amerigo prior to its name change May 3, 2010.
ab) Rydex|SGI CLS AdvisorOne Clermont was formerly Rydex Clermont prior to its name change May 3, 2010.
ac) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
ad) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
ae) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.

(9)   SUBSEQUENT EVENTS

Account F's management has performed subsequent events procedures through March 31, 2011, which is the date the financial statements were available to be issued and there were no subsequent events requiring adjustment to the financial statements or disclosures as stated herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F (the "Account") as of December 31, 2010, the related statements of operations and changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for each of the five years for the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2010, the results of its operations, changes in its net assets for the years ended December 31, 2010 and 2009, and financial highlights for each of the five years for the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
March 31 2011

================================================================================

                          JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                          SPONSOR
                          Jefferson National Life Insurance Company
                          DISTRIBUTOR
                          Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                          BDO USA, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2010 and 2009, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2010 and for each of the two years then ended December 31, 2010.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)  (a)        Resolution of Board of Directors of the Company              (2)
                authorizing the establishment of the Separate Account.

     (b)        Resolution Changing the Name of the Separate Account         (1)

(2)             Not Applicable.

(3)  (a) (i)    Form of Principal Underwriter's Agreement of the Company     (1)
                on behalf of the Separate Account and Inviva Securities
                Corporation.

         (ii)   Form of Amendment to Principal Underwriter's Agreement       (1)

     (b)        Form of Selling Agreement                                    (1)

(4)  (a)        Form of Individual Contract. (22-4061)                       (1)

     (b)        Form of Group Contract.                                      (2)

     (c)        Form of Group Certificate.                                   (2)

     (d)        Form of Endorsement Amending MVA Provision (CVIC-4013)       (1)

     (e)        Form of Earning Protection Rider. (CVIC-4026)                (1)

     (f)        Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4007)  (1)

     (g)        Form of Guaranteed Minimum Withdrawal Benefit Rider.         (1)
                (CVIC-4005)

     (h)        Form of Waiver of Contingent Deferred Sales Charges for      (1)
                Unemployment Rider. (CVIC-4023)

     (i)        Form of Waiver of Contingent Deferred Sales Charges for      (1)
                Nursing Care Confinement Rider. (CVIC-4020)

     (j)        Form of Waiver of Contingent Deferred Sales Charges for      (1)
                Terminal Illness Rider. (CVIC-4021)

     (k)        Form of IRA Endorsement                                      (1)

     (l)        Form of Roth IRA Endorsement                                 (1)

     (m)        Form of TSA Endorsement                                      (1)

     (n)        Form of Removal of Subaccount Limitation Endorsement        (10)
                (JNL-ADV-END-4)

(5)             Form of Application for Individual Annuity Contract.         (1)
                (JNL-6000)

(6)  (a)        Amended and Restated Articles of Incorporation of Conseco    (1)
                Variable Insurance Company.

     (b)        Amended and Restated By-Laws of the Company.                 (1)

(7)             Not Applicable.

(8)  (a)        Form of Participation Agreement dated October 23, 2002       (1)
                with Conseco Series Trust and Conseco Equity Sales, Inc.
                and amendments thereto dated September 10, 2003 and February 1, 2001.

         (i)    Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

     (b) (i)    Form of Participation Agreement by and among A I M           (1)
                Distributors, Inc., Jefferson National Life Insurance
                Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (ii)   Form of Amendment dated April 6, 2004 to the Participation   (1)
                Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation    (14)
                Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

         (v)    Form of amendment dated August 10, 2010 to the form of      (17)
                Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

         (vi)   Form of amendment dated September 13, 2010 to the form of   (17)
                Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

     (c) (i)    Form of Participation Agreement among the Alger American     (4)
                Fund, Great American Reserve Insurance Company and Fred
                Alger and Company, Inc. dated March 31, 1995.

         (ii)   Form of Amendment dated November 5, 1999 to the              (5)
                Participation Agreement among the Alger American Fund,
                Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iii)  Form of Amendment dated January 31, 2001 to the              (5)
                Participation Agreement among the Alger American Fund,
                Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to      (1)
                the Participation Agreement among the Alger American Fund,
                Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (v)    Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement among the Alger American Fund, Jefferson
                National Life Insurance Company and Fred Alger and
                Company, Inc. dated March 31, 1995.

         (vi)   Form of Amendment dated May 1, 2008 to the Participation    (14)
                Agreement among The Alger American Fund, Jefferson
                National Life Insurance Company and Fred Alger and
                Company, Inc. dated March 31, 1995.

     (d) (i)    Form of Participation Agreement between Great American       (4)
                Reserve Insurance Company and American Century Investment Services as of 1997.

         (ii)   Form of Amendment dated November 15, 1997 to the             (5)
                Participation Agreement between Great American Reserve
                Insurance Company and American Century Investment Services as of 1997.

         (iii)  Form of Amendment dated December 31, 1997 to the             (5)
                Participation Agreement between Great American Reserve
                Insurance Company and American Century Investment Services as of 1997.

         (iv)   Form of Amendment dated January 13, 2000 to the              (5)
                Participation Agreement between Great American Reserve
                Insurance Company and American Century Investment Services as of 1997.

         (v)    Form of Amendment dated February 9, 2001 to the              (5)
                Participation Agreement between Great American Reserve
                Insurance Company and American Century Investment Services as of 1997.

         (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004    (1)
                to the Participation Agreement between Great American
                Reserve Insurance Company and American Century Investment Services as of 1997.

         (vii)  Form of Amendment dated May 1, 2005 to the Participation    (10)
                Agreement between Jefferson National Life Insurance
                Company and American Century Investment Services as of
                1997.

         (viii) Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement between Jefferson National Life Insurance
                Company and American Century Investment Services as of
                1997.

         (ix)   Form of Amendment dated May 1, 2007 to the Participation    (13)
                Agreement between Jefferson  National Life Insurance
                Company and American Century Investment Services.

         (x)    Form of Amendment October 26, 2010 to the Participation     (17)
                Agreement as of 1997 between Jefferson National Life
                Insurance Company and American Century Investment Services

     (e) (i)    Form of Participation Agreement dated May 1, 1995 by and    (5)
                among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (ii)   Form of Amendment dated March 21, 2002 to the               (5)
                Participation Agreement dated May 1, 1995 by and among
                Conseco Variable Insurance Company, Dreyfus Variable
                Investment Fund, The Dreyfus Socially Responsible Growth
                Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation    (1)
                Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iv)   Form of Amendment dated 2004 to the Participation           (1)
                Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (v)    Form of Amendment dated May 1, 2005 to the Participation    (10)
                Agreement dated May 1, 1995 by and among Jefferson
                National Life Insurance Company, Dreyfus Variable
                Investment Fund, The Dreyfus Socially Responsible Growth
                Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f) (i) Form of Participation Agreement dated March 6, 1995 by and (4) among Great American Reserve Insurance Company and
                Insurance Management Series, Federated Securities Corp.

         (ii)   Form of Amendment dated 1999 to the Participation           (5)
                Agreement dated March 6, 1995 by and among Conseco
                Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iii)  Form of Amendment dated January 31, 2001 to the             (5)
                Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                Series and Federated Securities Corp.

         (iv)   Form of Amendment dated 2004 to the Participation           (1)
                Agreement dated March 6, 1995 by and among Conseco
                Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (v)    Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement dated March 6, 1995 by and among Jefferson
                National Life Insurance Company, Federated Insurance
                Series and Federated Securities Corp.

     (g) (i)    Form of Participation Agreement by and among First          (6)
                American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated
                2001.

         (ii)   Form of Amendment dated April 25, 2001 to the               (5)
                Participation Agreement by and among First American
                Insurance Portfolios, Inc., First American Asset
                Management and Conseco Variable Insurance Company dated
                2001.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation    (1)
                Agreement by and among First American Insurance
                Portfolios, Inc., First American Asset Management and
                Conseco Variable Insurance Company dated 2001.

     (h) (i)    Form of Participation Agreement among Janus Aspen Series    (1)
                and Jefferson National Life Insurance Company dated May 1,
                2003 and Form of Amendment dated July 2003 thereto.

         (ii)   Form of Amendment dated May 1, 2005 to the Participation    (10)
                Agreement Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
                February 1, 2001.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation    (14)
                Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
                February 1, 2001(Service and Institutional)

     (i) (i)    Form of Participation Agreement among Lazard Retirement     (1)
                Series, Inc., Lazard Asset Management, LLC, Inviva
                Securities Corporation and Jefferson National Life
                Insurance Company dated May 1, 2003.

         (ii)   Form of Amendment dated March 21, 2004 to the               (1)
                Participation Agreement among Lazard Retirement Series,
                Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

     (j) (i)    Form of Participation Agreement dated April 10, 1997 by     (4)
                and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (ii)   Form of Amendment dated December 1, 2001 to the             (7)
                Participation Agreement dated April 10, 1997 by and among
                Lord, Abbett & Co. and Great American Reserve Insurance
                Company.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation    (1)
                Agreement dated April 10, 1997 by and among Lord, Abbett &
                Co. and Great American Reserve Insurance Company.

         (iv) Form of Participation Agreement dated February 13, 2008 by (15) and among Jefferson National Life Insurance Company, Lord
                Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

     (k) (i)    Form of Participation Agreement dated April 30, 1997 by     (5)
                and among Neuberger&Berman Advisers Management Trust,
                Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.

         (ii)   Form of Amendment dated May 1, 2000 to the Participation    (5)
                Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco
                Variable Insurance Company.

         (iii)  Form of Amendment dated January 31, 2001 to the             (5)
                Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
                Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

         (iv)   Form of Amendment dated May 1, 2004 to the Participation    (8)
                Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Neuberger Berman
                Management Incorporated and Jefferson National Life
                Insurance Company.

         (v) Form of Amendment dated April 4, 2004 to the Participation (1) Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Neuberger Berman
                Management Incorporated and Jefferson National Life
                Insurance Company.

         (vi)   Form of Amendment dated May 1, 2005 to the Participation    (10)
                Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Neuberger Berman
                Management Incorporated and Jefferson National Life
                Insurance Company.

         (vii)  Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Neuberger Berman
                Management Incorporated and Jefferson National Life
                Insurance Company.

         (viii) Form of Amendment dated May 1, 2007 to the Participation    (13)
                Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Neuberger Berman
                Management Incorporated and Jefferson National Life
                Insurance Company.

         (ix)   Form of Amendment dated May 1, 2009 to the Participation    (15)
                Agreement dated April 30, 1997 by and among Neuberger
                Berman Advisers Management Trust, Neuberger Berman
                Management Incorporated and Jefferson National Life
                Insurance Company.

     (l) (i)    Form of Participation Agreement dated May 1, 2003 by and    (1)
                among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
                Company and amended dated April 13, 2004 thereto.

         (ii)   Form of Amendment dated May 1, 2005 to the Participation    (10)
                Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                Jefferson National Life Insurance Company.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                Jefferson National Life Insurance Company.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation    (14)
                Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

         (v)    Form of Amendment dated May 1, 2009 to the Participation    (15)
                Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

         (vi)   Form of amendment dated October 1, 2010 to the              (17)
                Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance
                Trust, and Allianz Global Investors Distributors

     (m) (i)    Form of Participation Agreement dated May 1, 2003 among     (1)
                Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (ii)   Form of Amendment to Participation Agreement dated May 1,   (10)
                2003 among Pioneer Variable Contract Trust, Jefferson
                National Life Insurance Company, Pioneer Investment
                Management, Inc. and Pioneer Funds Distributor, Inc.

         (iii)  Form of Amendment to Participation Agreement dated May 1,   (12)
                2006 among Pioneer Variable Contract Trust, Jefferson
                National Life Insurance Company, Pioneer Investment
                Management, Inc. and Pioneer Funds Distributor, Inc.

         (iv)   Form of Amendment to Participation Agreement dated May 1,   (14)
                2008 among Pioneer Variable Contract Trust, Jefferson
                National Life Insurance Company, Pioneer Investment
                Management, Inc. and Pioneer Funds Distributor, Inc.

         (v)    Form of amendment to Participation Agreement dated May 1,   (15)
                2009 among Pioneer Variable Contract Trust, Jefferson
                National Life Insurance Company, Pioneer Investment
                Management, Inc. and Pioneer Funds Distributor, Inc.

     (n)        Form of Participation Agreement dated May 1, 2003 by and    (1)
                among Royce Capital Fund, Royce & Associates, LLC and
                Jefferson National Life Insurance Company and Inviva
                Securities Corporation and Form of Amendment dated April
                5, 2004 thereto.

         (i)    Form of Amendment to Participation Agreement dated May 1,   (12)
                2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva
                Securities Corporation.

         (ii)   Form of Amendment to Participation Agreement dated May 1,   (14)
                2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson
                National Securities Corporation.

     (o) (i)    Form of Participation Agreement dated March 24, 2000 by     (9)
                and among Conseco Variable Insurance Company, RYDEX
                Variable Trust and PADCO Financial Services, Inc.

         (ii)   Form of Amendment dated April 13, 2004 to the Form of       (1)
                Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iii)  Form of Amendment dated May 1, 2005 to the Form of          (10)
                Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                Trust and PADCO Financial Services, Inc.

         (iv)   Form of Amendment dated May 1, 2006 to the Form of          (12)
                Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                Trust and PADCO Financial Services, Inc.

         (v)    Form of Amendment dated March 31, 2008 to the Form of       (14)
                Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                Trust and Rydex Distributors, Inc.

         (vi)   Form of Amendment dated May 1, 2010 to the Form of          (16)
                Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                Trust and Rydex Distributors, Inc.

         (vii)  Form of amendment dated November 18, 2010 to the Form of    (17)
                Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable
                Trust, and Rydex Distributors

     (p) (i)    Form of Participation Agreement dated April 2004 between    (1)
                Jefferson National Life Insurance Company and Citigroup
                Global Markets Inc.

         (ii)   Form of Amendment dated May 1, 2005 to Form of              (10)
                Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
                Markets Inc.

         (iii)  Form of Amendment dated April 28, 2007 to Form of           (13)
                Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
                Markets Inc. (Legg Mason)

     (q) (i)    Form of Participation Agreement dated May 1, 2000 by and    (6)
                among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                and Conseco Variable Insurance Company.

         (ii)   Form of Amendment dated January 31, 2001 to the             (5)
                Participation Agreement dated May 1, 2000 by and among
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                Conseco Variable Insurance Company.

         (iii)  Form of Amendment dated August 5, 2003 to the               (1)
                Participation Agreement dated May 1, 2000 by and among
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                Conseco Variable Insurance Company.

         (iv)   Form of Amendment dated 2004 to the Participation           (1)
                Agreement dated May 1, 2000 by and among Seligman
                Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                Variable Insurance Company.

         (v)    Form of Amendment dated May 1, 2006 to the Participation    (12)
                Agreement dated May 1, 2000 by and among Seligman
                Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
                National Life Insurance Company.

         (vi)   Form of Amendment dated March 31, 2008 to the               (14)
                Participation Agreement dated May 1, 2000 by and among
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                Jefferson National Life Insurance Company.

     (r) (i)    Form of Participation Agreement dated April 30, 1997 by     (5)
                and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II,
                Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (ii) Form of Amendment dated December 11, 1997 to Participation (5) Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance
                Funds, Inc., Strong Opportunity Funds II, Inc., Strong
                Capital Management, Inc. and Strong Funds Distributors,
                Inc.

         (iii) Form of Amendment dated December 14. 1999 to Participation (5) Agreement dated April 30, 1997 by and among Conseco
                Variable Insurance Company, Strong Variable Insurance
                Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                Capital Management, Inc. and Strong Investments, Inc.

         (iv)   Form of Amendment dated March 1, 2001 to Participation      (5)
                Agreement dated April 30, 1997 by and among Conseco
                Variable Insurance Company, Strong Variable Insurance
                Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                Capital Management, Inc. and Strong Investments, Inc.

         (v) Form of Amendments dated December 2, 2003 and April5, 2004 (1) to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
                Strong Capital Management, Inc. and Strong Investments,
                Inc.

     (s) (i)    Form of Participation Agreement dated May 1, 2003 with by   (8)
                and among Third Avenue Management LLC and Jefferson
                National Life Insurance Company.

         (ii) Form of Amendment dated April 6, 2004 to the Participation (1) Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance
                Company.

     (t) (i) Form of Participation Agreement dated February 29, 2000 by (5) and among Conseco Variable Insurance Company, Van Eck
                Worldwide Insurance Trust and Van Eck Associates
                Corporation.

         (ii)   Form of Amendment dated January 31, 2001 to Participation   (5)
                Agreement dated February 29, 2000 by and among Conseco
                Variable Insurance Company, Van Eck Worldwide Insurance
                Trust and Van Eck Associates Corporation.

         (iii)  Form of Amendment dated January 31, 2001 to Participation   (5)
                Agreement dated February 29, 2000 by and among Conseco
                Variable Insurance Company, Van Eck Worldwide Insurance
                Trust and Van Eck Associates Corporation.

         (iv)   Form of Amendment dated May 1, 2003 to Participation        (8)
                Agreement dated March 1, 1995 by and among Van Eck
                Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

         (v)    Form of Amendment dated May 1, 2010 to Participation        (16)
                Agreement dated March 1, 1995 by and among Van Eck
                Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u) (i) Form of Participation Agreement between Jefferson National (1) Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated
                May 1, 2003.

         (ii)   Form of Amendment dated 2004 to the Participation           (1)
                Agreement between Jefferson National Life Insurance
                Company, Bisys Fund Services LP, Choice Investment
                Management Variable Insurance funds dated May 1, 2003.

     (v) (i) Form of Participation Agreement between Jefferson National (10) Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005

         (ii)   Form of Amendment dated May 1, 2006 to Participation        (12)
                Agreement between Jefferson National Life Insurance
                Company, Wells Fargo Funds Distributor, LLC and Wells
                Fargo Variable Trust dated April 8, 2005.

         (iii)  Form of Amendment dated May 1, 2008 to Participation        (14)
                Agreement between Jefferson National Life Insurance
                Company, Jefferson National Securities Corporation, Wells
                Fargo Funds Distributor, LLC and Wells Fargo Variable
                Trust dated April 8, 2005.

     (w) (i) Form of Participation Agreement between Jefferson National (10) Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (ii)   Form of Amendment dated May 1, 2006 to Participation        (12)
                Agreement between Jefferson National Life Insurance
                Company, Rafferty Asset Management, LLC and Potomac
                Insurance Trust dated May 1, 2005.

         (iii)  Form of Amendment dated May 1, 2008 to Participation        (14)
                Agreement between Jefferson National Life Insurance
                Company, Rafferty Asset Management, LLC and Direxion
                Insurance Trust dated May 1, 2005.

     (x) (i) Form of Participation Agreement between Jefferson National (12) Life Insurance Company, Alliance Capital Management L.P.
                and AllianceBernstein Investment Research and Management,
                Inc. dated May 1, 2006.

         (ii)   Form of Amendment dated March 8, 2008 to Form of            (14)
                Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y) (i)    Form of Participation Agreement between Northern Lights     (13)
                Variable Trust and Jefferson National Life Insurance
                Company dated May 1, 2007

         (ii)   Form of Amended Participation Agreement between Northern    (14)
                Lights Variable Trust and Jefferson National Life
                Insurance Company dated March 18, 2008.

     (z) (i)    Form of Participation Agreement among Jefferson National    (16)
                Life Insurance Company, Federated Insurance Series and
                Federated Securities Corp. dated March, 2010.

(9)             Opinion and Consent of Counsel.                             (17)

(10)            Consent of Independent Registered Public Accounting Firm.   (17)

(11)            Financial Statements omitted from Item 23 above.            N/A

(12)            Initial Capitalization Agreement.                           N/A

(13) (a) (i)    Powers of Attorney.                                         (1)

         (ii)   Powers of Attorney - Laurence Greenberg                     (11)

         (iii)  Powers of Attorney - Robert Jefferson                       (12)

         (iv)   Powers of Attorney - for Joseph F. Vap                      (15)

         (v)    Powers of Attorney - for Mitchell H. Caplan                 (16)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity
Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on
April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003581).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 18 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002104).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 19 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001564).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 20 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001651)

(17)     Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                      POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                            Director, Chairman of the Board
Tracey Hecht Smilow                       Director
Mitchell H. Caplan                        Director, Chief Executive Officer
Laurence P. Greenberg                     Director, President
Craig A. Hawley (1)                       General Counsel and Secretary
Arlen Gelbard                             Chief Administrative Officer
David Lau (1)                             Chief Operating Officer
Jeff Fritsche                             Tax Director
Michael Girouard                          Chief Investment Officer
Joseph Vap (1)                            Chief Financial Officer and Treasurer
Dean C. Kehler (2)                        Director
Robert Jefferson (3)                      Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                    ----------------------------
                                                        Organizational Chart
                                                    (including Inviva Ownership)
                                                    ----------------------------

-----------   -----------------   -------------------
Inviva, LLC      Inviva, Inc.     Series A, A-2, B, C
 71.6% (1)    Former Employees,    and D Convertible
                  incl ESOP         Preferred Stock
                  28.4% (2)          (3, 4, 5 & 6)
-----------   -----------------   -------------------
    |                 |                    |
    |                 |                    |
    |                 |                    |
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                     Inviva, Inc.                       JNFC ESOP   D. Smilow &   Trimaran Inviva   M. Caplan &   S. Naro   Others
                      39.58% (7)                          10.53%    Affiliates       TRPS, LLC       Affiliates    4.40%     9.69%
                                                                    15.70% (8)       15.42%(9)       4.68% (10)
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
----------------------------------------------------------------------------------------------------------------------------------
                                         Jefferson National Financial Corp. ("JNFC") (DE)
----------------------------------------------------------------------------------------------------------------------------------
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
Jefferson National   Jefferson National      JNF Asset      JNF Advisors, Inc.    148 Advisors, LLC        JNF Insurance
  Life Insurance         Securities       Management, LLC      (Registered          (Registered        Services, Inc. (Third
     Company            Corporation            (DE)         Investment Adviser   Investment Adviser)           Party
 (Insurance Co.)      (Broker/Dealer)                         for JNF Funds)            (DE)               Administrator)
      (TX)                 (DE)                                    (DE)                                        (DE)
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
        |
        |
        |
------------------
435 Management LLC
      (DE)
------------------

------------------------------
Footnotes - see following page
------------------------------

                                                    ----------------------------
                                                        Organizational Chart
                                                    ----------------------------

Footnotes

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. As a result, Smilow & Hecht have more than 70% voting control of Inviva, Inc.

(2) No person individually, directly or beneficially, owns more than 5% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) Inviva, Inc. owns JNFC shares directly (9.89%) and indirectly (29.69%) through its wholly-owned subsidiary JNF Holding Company, Inc. Voting is controlled by JNFC Chairman, David Smilow (see Footnote 1 above). Economics are controlled by certain shareholders of preferred stock, principally JNFC shareholder Trimaran.

(8) Controlled by JNFC Chairman, David Smilow. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

(9)   Controlled by JNFC Board member, Dean Kehler.

(10) Controlled by JNFC CEO, Mitch Caplan. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 9, 2011, the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 6,647 of which 4,191 were qualified contracts and 2,456 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                    POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Jon Hurd**                              Financial & Operations Principal

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)      JNSC retains no compensation or commissions from the registrant.

                                         COMPENSATION
                             NET             ON
                         UNDERWRITING    REDEMPTION
      NAME OF PRINCIPAL  DISCOUNTS AND      OR         BROKERAGE
         UNDERWRITER      COMMISSIONS   ANNUITIZATION  COMMISSIONS  COMPENSATION
Jefferson National       None           None           None         None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of

Section 403(b)(11), provided certain conditions and requirements were met.
Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.20 and 21 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 29th day of April, 2011.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Mitchell H. Caplan*
Name:    Mitchell H. Caplan
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                          TITLE                       DATE
/s/ David A. Smilow*            Chairman of the Board                  4/29/2011
Name: David Smilow

/s/ Tracey Hecht Smilow*        Director                               4/29/2011
Name:  Tracey Hecht Smilow

/s/Mitchell H. Caplan*          Director, Chief Executive Officer      4/29/2011
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*      Director, President                    4/29/2011
Name: Laurence Greenberg

/s/ Joseph F. Vap*              Chief Financial Officer and Treasurer  4/29/2011
Name: Joseph F. Vap

/s/ Dean C. Kehler*             Director                               4/29/2011
Name: Dean C. Kehler

/s/ Robert Jefferson*           Director                               4/29/2011
Name: Robert Jefferson

/s/ Craig A. Hawley*                                                   4/29/2011
Name:  Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX

(8)     (b)   (v)    Form of amendment dated August 10, 2010 to the form of
                     Participation Agreement dated May 1, 2003 by and among AIM
                     Variable Insurance Funds, INVESCO/AIM Distributors, and
                     Jefferson National Life

(8)     (b)   (vi)   Form of amendment dated September 13, 2010 to the form of
                     Participation Agreement dated May 1, 2003 by and among AIM
                     Variable Insurance Funds, INVESCO/AIM Distributors, and
                     Jefferson National Life

(8)     (d)   (x)    Form of Amendment October 26, 2010 to the Participation
                     Agreement as of 1997 between Jefferson National Life
                     Insurance Company and American Century Investment Services

(8)     (l)   (vi)   Form of amendment dated October 1, 2010 to the
                     Participation Agreement dated May 1, 2003 among Jefferson
                     National Life Insurance Company, PIMCO Variable Insurance
                     Trust, and Allianz Global Investors Distributors

(8)     (o)   (vii)  Form of amendment dated November 18, 2010 to the Form of
                     Participation Agreement dated March 24, 2000 by and among
                     Jefferson National Life Insurance Company, Rydex Variable
                     Trust, and Rydex Distributors.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.